UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

EQUITY FUNDS

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be construed as a recommendation or investment advice.

Investment in equity securities are subject to sudden and unpredictable drops in value and periods of lackluster performance.

Funds which concentrate their investments in one economic sector or geographical region may expose an investor to greater volatility. When used as part of a broader investment portfolio, these funds may serve to reduce overall portfolio volatility. Currency fluctuations, differences in security regulation, financial accounting standards, and foreign taxation regulations are among the risks associated with foreign investing, as well as political risk. Investing in emerging markets may accentuate these risks.

Small-cap stocks may be less liquid and subject to greater price volatility.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

Understanding Your Expenses — Blended Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,103.50	1,019.50	5.78	5.55	1.10

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Energy and Natural Resources Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,183.70	1,019.60	5.90		5.45	1.08
Class A	1,000.00	1,000.00	996.70	1,017.55	0.12	*	7.52	1.49
Class C	1,000.00	1,000.00	996.70	1,013.80	0.18	*	11.28	2.24

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Equity Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,063.30	1,019.50	5.67	5.55	1.10

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Equity Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,121.60	1,019.75	5.57		5.30	1.05
Class A	1,000.00	1,000.00	1,001.30	1,019.20	0.10	*	5.86	1.16
Class C	1,000.00	1,000.00	1,001.30	1,015.45	0.16	*	9.62	1.91

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Large Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,146.20	1,019.05	6.38		6.01	1.19
Class A	1,000.00	1,000.00	997.50	1,017.90	0.12	*	7.16	1.42
Class C	1,000.00	1,000.00	997.50	1,014.15	0.18	*	10.93	2.17

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Mid Cap Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,077.70	1,019.40	5.82	5.65	1.12

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Real Estate Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	917.50	1,018.75	5.99	6.31	1.25

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Small Cap Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,089.00	1,018.95	6.32		6.11	1.21
Class A	1,000.00	1,000.00	991.50	1,018.20	0.11	*	6.86	1.36
Class C	1,000.00	1,000.00	991.50	1,014.45	0.17	*	10.63	2.11

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,083.40	1,019.85	5.36		5.20	1.03
Class A	1,000.00	1,000.00	999.99	1,018.80	0.10	*	6.26	1.24
Class C	1,000.00	1,000.00	999.99	1,015.05	0.16	*	10.02	1.99

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Emerging Markets Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,260.70	1,015.75	10.46		9.32	1.85
Class A	1,000.00	1,000.00	993.80	1,017.50	0.12	*	7.57	1.50
Class C	1,000.00	1,000.00	993.80	1,013.75	0.18	*	11.33	2.25

*	For the period September 28, 2007 through September 30, 2007. These fund classes commenced public offering of shares on October 1, 2007.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — International Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,092.70	1,017.50	7.85	7.57	1.50

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Pacific/Asia Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,156.10	1,017.00	8.62	8.07	1.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Blended Equity Fund

Shares		Value

COMMON STOCKS — 96.21%
	CONSUMER DISCRETIONARY — 9.55%
74,000	BorgWarner, Inc.	$6,773,220
36,000	Dillard’s, Inc., Class A	785,880
98,800	eBay, Inc.(a)	3,855,176
1,155	Interpublic Group of Companies, Inc.(a)	11,989
130,000	John Wiley & Sons, Class A	5,840,900
118,000	Life Time Fitness, Inc.(a)	7,238,120
61,500	Sotheby’s Holdings, Inc., Class A	2,939,085
176,400	Target Corp.	11,213,748

		38,658,118

	CONSUMER STAPLES — 6.22%
88,200	Altria Group, Inc.	6,132,546
113,750	Anheuser-Busch Cos., Inc.	5,686,363
61,036	Kraft Foods, Inc., Class A	2,106,352
156,100	Wal-Mart Stores, Inc.	6,813,765
68,974	Wm. Wrigley Jr. Co., Class B	4,430,200

		25,169,226

	ENERGY — 11.26%
84,250	Apache Corp.	7,587,555
37,100	Chevron Corp.	3,471,818
117,800	Cimarex Energy Co.	4,388,050
478,201	El Paso Corp.	8,115,071
145,772	Exxon Mobil Corp.	13,492,656
13,200	Royal Dutch Shell PLC, ADR	1,084,776
78,500	Suncor Energy, Inc., ADR	7,442,585

		45,582,511

	FINANCIAL — 20.04%
236,022	Aegon N.V.	4,491,499
129,250	American Capital Strategies Ltd.	5,522,853
92,600	American Express Co.	5,497,662
56,591	American International Group, Inc.	3,828,381
18,520	Ameriprise Financial, Inc.	1,168,797
168,520	Bank of America Corp.(b)	8,471,500
62	Berkshire Hathaway, Inc., Class A(a)	7,347,620
198,500	Leucadia National Corp.	9,571,670
49,088	Mellon Financial Corp.	2,166,744
45,400	Merrill Lynch & Co., Inc.	3,236,112
88,750	NYSE Euronext	7,026,337
112,173	Progressive Corp.	2,177,278
93,000	RenaissanceRe Holdings Ltd.	6,083,130

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
213,100	State Street Corp.	$14,524,896

		81,114,479

	HEALTH CARE — 10.95%
180,800	Abbott Laboratories	9,694,496
22,100	Genzyme Corp. — General Division(a)	1,369,316
18,100	Hospira, Inc.(a)	750,245
181,061	Johnson & Johnson	11,895,708
98,500	Medtronic, Inc.	5,556,385
75,000	Novo-Nordisk A/S, ADR	9,078,000
97,058	Pfizer, Inc.	2,371,127
51,100	Schering-Plough Corp.	1,616,293
163,657	Senomyx, Inc.(a)	2,004,798

		44,336,368

	INDUSTRIALS — 13.12%
1,840,000	Bombardier, Inc., Class B(a)	10,932,891
115,000	Canadian National Railway Co.	6,555,000
51,100	Dover Corp.	2,603,545
86,000	Expeditors International of Washington, Inc.	4,067,800
261,869	General Electric Co.	10,841,377
2,200,000	Noble Group Ltd.	3,206,673
124,000	Quanta Services, Inc.(a)	3,279,800
118,000	Rolls-Royce Group PLC, ADR	6,301,200
96,858	Simpson Manufacturing Co., Inc.	3,084,927
59,100	Waste Management, Inc.	2,230,434

		53,103,647

	INFORMATION TECHNOLOGY — 11.34%
635,000	3com Corp.(a)	3,136,900
432,065	Cisco Systems, Inc.(a)	14,305,672
112,000	Microchip Technology, Inc.	4,067,840
316,700	Microsoft Corp.	9,329,982
154,400	National Instruments Corp.	5,300,552
141,200	NCR Corp.(a)	7,031,760
75,000	Nvidia Corp.(a)	2,718,000

		45,890,706

	MATERIALS — 5.90%
114,500	Aracruz Celulose SA, ADR	8,426,055
104,500	Bowater, Inc.	1,559,140
127,500	Nucor Corp.	7,582,425
70,750	Vulcan Materials Co.	6,307,363

		23,874,983

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Blended Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — 0.89%
107,500	St. Joe Co.	$3,613,075

		3,613,075

	UTILITIES — 6.94%
331,500	AES Corp.(a)	6,643,260
288,000	Sierra Pacific Resources	4,530,240
247,000	TXU Corp.	16,912,090

		28,085,590

	TOTAL COMMON STOCKS (Cost $192,976,491)	389,428,703

FOREIGN COMMON STOCKS — 3.43%
	BELGIUM — 0.69%
153,500	RHJ International(a)	2,787,664

		2,787,664

	GERMANY — 1.27%
80,000	Bayerische Motoren Werke AG	5,150,741

		5,150,741

	SINGAPORE — 1.47%
1,250,000	Olam International Ltd.	2,640,015
383,500	Singapore Exchange Ltd.	3,319,356

		5,959,371

	TOTAL FOREIGN COMMON STOCKS (Cost $10,989,717)	13,897,776

Principal Amount		Value

REPURCHASE AGREEMENT — 0.03%
$110,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Government Obligation maturing 08/15/22, market value $113,513 (repurchase proceeds $110,033)	$110,000

	TOTAL REPURCHASE AGREEMENT (Cost $110,000)	110,000

TOTAL INVESTMENTS (Cost $204,076,208)(c)	99.67%	$403,436,479
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33	1,352,056

NET ASSETS	100.00%	$404,788,535

(a)	Non-income producing security.
(b)	Bank of America Corp. became an affiliate on July 1, 2007. Investments in affiliates during the six months ended September 30, 2007:

Security name:	Bank of America Corp.
Shares as of 03/31/07:	168,520
Shares purchased:	—
Shares sold:	—
Shares as of 09/30/07	168,520
Net realized gain/loss	$—
Dividend income earned	$107,853
Value at end of period	$8,471,500

(c)	Cost for federal income tax purposes is $204,076,208.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Blended Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	21.51	$87,221,499
Industrials	13.12	53,103,647
Information Technology	11.34	45,890,706
Energy	11.26	45,582,511
Health Care	10.95	44,336,368
Consumer Discretionary	10.82	43,808,859
Utilities	6.94	28,085,590
Consumer Staples	6.91	27,809,241
Materials	5.90	23,874,983
Real Estate	0.89	3,613,075
Repurchase Agreement	0.03	110,000

Total Investments	99.67	$403,436,479
Other Assets in Excess of Liabilities	0.33	1,352,056

Net Assets	100.00	$404,788,535

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Energy and Natural Resources Fund

Shares		Value

COMMON STOCKS — 95.19%
	ENERGY — 59.66%
300,000	Arch Coal, Inc.	$10,122,000
175,000	Arena Resources, Inc.(a)	11,462,500
150,000	Atwood Oceanics, Inc.(a)	11,484,000
162,740	BP PLC ADR	11,286,019
125,000	Chevron Corp.	11,697,500
150,000	ConocoPhillips	13,165,500
156,388	Devon Energy Corp.	13,011,482
100,000	Diamond Offshore Drilling, Inc.	11,329,000
850,000	El Paso Corp.	14,424,500
300,000	Exxon Mobil Corp.	27,768,000
4,000,000	Gasco Energy, Inc.(a)	7,400,000
160,000	GlobalSantaFe Corp.	12,163,200
150,000	Grant Prideco, Inc.(a)	8,178,000
500,000	Halliburton Co.	19,200,000
2,297,700	Kodiak Oil & Gas Corp. ADR(a)	7,582,410
325,000	Marathon Oil Corp.	18,531,500
100,000	National-Oilwell, Inc.(a)	14,450,000
500,000	Nova Biosource Fuels, Inc.(a)	1,405,000
600,000	Parallel Petroleum Corp.(a)	10,194,000
350,000	Plains Exploration & Production Co.(a)	15,477,000
300,000	Pride Intl Inc Del Com(a)	10,965,000
150,000	Quicksilver Resources, Inc.(a)	7,057,500
297,000	Range Resources Corp.	12,076,020
131,000	Schlumberger Ltd.	13,755,000
75,000	Smith International, Inc.	5,355,000
352,600	Southwestern Energy Co.(a)	14,756,310
162,800	Suncor Energy, Inc. ADR	15,435,068
200,000	Tenaris S.A. ADR	10,524,000
675,000	Teton Energy Corp.(a)	3,145,500
562,400	TETRA Technologies, Inc.(a)	11,889,136
225,000	Total S.A. ADR	18,231,750
175,000	Transocean Sedco Forex, Inc.(a)	19,783,750
163,400	Ultra Petroleum Corp.(a)	10,137,336
400,000	VeraSun Energy Corp.(a)	4,400,000
266,666	XTO Energy, Inc.	16,490,625

		424,333,606

	INDUSTRIALS — 10.50%
19,900	Aegean Marine Petroleum Network, Inc.	721,574
100,000	Deere & Co.	14,842,000
107,200	Dryships, Inc.	9,739,120
34,300	Excel Maritime Carriers Ltd.	1,913,940
375,000	Genco Shipping & Trading Ltd.	24,573,750
425,000	General Electric Co.	17,595,000
100,000	Granite Construction, Inc.	5,302,000

		74,687,384

Shares		Value

COMMON STOCKS — (continued)
	MATERIALS — 17.51%
50,000	Allegheny Technologies, Inc.	$5,497,500
200,800	Aracruz Cellulose S.A. ADR	14,776,872
580,000	Claymont Steel Holdings, Inc.(a)	11,745,000
400,000	Companhia Vale do Rio Doce ADR	13,572,000
86,496	Freeport-McMoRan Copper & Gold, Inc. ADR	9,072,565
600,000	Goldcorp, Inc.	18,336,000
600,000	HudBay Minerals, Inc. ADR(a)	15,540,000
356,500	Ivanhoe Mines Ltd.(a)	4,652,325
600,000	Kinross Gold Corp.(a)	8,988,000
65,000	Rio Tinto PLC ADR	22,321,000

		124,501,262

	UTILITIES — 7.52%
550,000	Aqua America, Inc.	12,474,000
186,500	Calpine Corp.(a)	279,750
125,000	Entergy Corp.	13,536,250
225,000	FPL Group, Inc.	13,698,000
397,000	Williams Cos., Inc.	13,521,820

		53,509,820

	TOTAL COMMON STOCKS (Cost $588,453,136)	677,032,072

Principal Amount
REPURCHASE AGREEMENT — 7.40%
$52,642,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $53,697,938 (repurchase proceeds $52,658,012)	52,642,000

	TOTAL REPURCHASE AGREEMENT (Cost $52,642,000)	52,642,000

TOTAL INVESTMENTS (Cost $641,095,136)(b)	102.59%	$729,674,072
OTHER LIABILITIES IN EXCESS OF ASSETS	(2.59)	(18,413,361)

NET ASSETS	100.00%	$711,260,711

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Energy and Natural Resources Fund — (continued)

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $641,095,136.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Energy	59.66	$424,333,606
Materials	17.51	124,501,262
Industrials	10.50	74,687,384
Utilities	7.52	53,509,820
Repurchase Agreement	7.40	52,642,000

Total Investments	102.59	$729,674,072
Other Liabilities in Excess of Assets	(2.59)	(18,413,361)

Net Assets	100.00	$711,260,711

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Income Fund

Shares		Value

COMMON STOCKS — 93.00%
	CONSUMER DISCRETIONARY — 6.78%
105,000	CBS Corp., Class B	$3,307,500
100,000	Circuit City Stores, Inc.	791,000
90,000	Home Depot, Inc.	2,919,600
225,000	Newell Rubbermaid, Inc.	6,484,500
135,000	Time Warner, Inc.	2,478,600

		15,981,200

	CONSUMER STAPLES — 7.38%
70,000	Altria Group, Inc.	4,867,100
60,000	H.J. Heinz Co.	2,772,000
50,000	Kimberly-Clark Corp.	3,513,000
160,000	SUPERVALU, Inc.	6,241,600

		17,393,700

	ENERGY — 10.25%
65,000	BP PLC ADR	4,507,750
85,000	Chevron Corp.	7,954,300
195,000	Halliburton Co.	7,488,000
135,000	Penn West Energy Trust	4,194,450

		24,144,500

	FINANCIAL — 18.46%
285,000	Arthur J. Gallagher & Co.	8,256,450
185,000	Bank of New York Mellon Corp.	8,165,900
113,000	Citigroup, Inc.	5,273,710
105,000	Freddie Mac	6,196,050
75,000	Morgan Stanley	4,725,000
90,000	RenaissanceRe Holdings Ltd.	5,886,900
153,000	U.S. BanCorp.	4,977,090

		43,481,100

	HEALTH CARE — 5.94%
70,000	Eli Lilly & Co.	3,985,100
75,000	Medtronic, Inc.	4,230,750
105,000	Novartis AG ADR	5,770,800

		13,986,650

	INDUSTRIALS — 12.70%
160,000	Dover Corp.	8,152,000
195,000	General Electric Co.	8,073,000
125,000	Honeywell International, Inc.	7,433,750
60,000	Hubbell, Inc., Class B	3,427,200
75,000	Waste Management, Inc.	2,830,500

		29,916,450

	INFORMATION TECHNOLOGY — 11.83%
225,000	Electronic Data Systems Corp.	4,914,000
145,000	Linear Technology Corp.	5,073,550

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
210,000	Microsoft Corp.	$6,186,600
150,000	Nokia Oyj ADR	5,689,500
230,000	Xilinx, Inc.	6,012,200

		27,875,850

	MATERIALS — 14.01%
280,000	Domtar Corp.(a)	2,296,000
67,000	Eastman Chemical Co.	4,470,910
235,000	Packaging Corp. of America	6,831,450
45,000	Pope Resources Ltd.	1,907,550
32,000	Rayonier, Inc.	1,537,280
395,000	RPM, Inc.	9,460,250
90,000	Weyerhaeuser Co.	6,507,000

		33,010,440

	TELECOMMUNICATION SERVICES — 5.65%
147,000	AT&T, Inc.	6,219,570
160,000	Verizon Communications, Inc.	7,084,800

		13,304,370

	TOTAL COMMON STOCKS (Cost $173,037,098)	219,094,260

FOREIGN COMMON STOCKS — 3.02%
	UNITED KINGDOM — 3.02%
460,000	Pearson PLC	7,118,102

	TOTAL FOREIGN COMMON STOCKS (Cost $5,471,204)	7,118,102

CONVERTIBLE PREFERRED STOCKS — 1.68%
	CONSUMER DISCRETIONARY — 1.68%
66,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,491,500
60,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	1,469,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,098,578)	3,960,900

TOTAL INVESTMENTS (Cost $181,606,880)(b)	97.70%	$230,173,262
OTHER ASSETS IN EXCESS OF LIABILITIES	2.30	5,422,787

NET ASSETS	100.00%	$235,596,049

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Income Fund — (continued)

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $181,606,880.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

For the six months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	—	—
Options written	(500)	$98,498
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	500	(98,498)

Options outstanding at September 30, 2007	—	—

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	18.46	$43,481,100
Materials	14.01	33,010,440
Industrials	12.70	29,916,450
Information Technology	11.83	27,875,850
Consumer Discretionary	11.48	27,060,202
Energy	10.25	24,144,500
Consumer Staples	7.38	17,393,700
Health Care	5.94	13,986,650
Telecommunication Services	5.65	13,304,370

Total Investments	97.70	$230,173,262
Other Assets in Excess of Liabilities	2.30	5,422,787

Net Assets	100.00	$235,596,049

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Opportunities Fund

Shares		Value

COMMON STOCKS — 88.28%
	CONSUMER DISCRETIONARY — 9.64%
128,250	BorgWarner, Inc.	$11,738,722
188,500	Dillard’s, Inc., Class A	4,114,955
145,000	John Wiley & Sons, Class A	6,514,850
180,200	Life Time Fitness, Inc.(a)	11,053,468
127,400	Sotheby’s Holdings, Inc., Class A	6,088,446

		39,510,441

	CONSUMER STAPLES — 3.71%
166,400	Anheuser-Busch Cos., Inc.	8,318,336
106,900	Wm. Wrigley Jr. Co.	6,866,187

		15,184,523

	ENERGY — 10.38%
96,300	Apache Corp.	8,672,778
187,000	Cimarex Energy Co.	6,965,750
616,000	El Paso Corp.	10,453,520
86,000	Exxon Mobil Corp.	7,960,160
89,400	Suncor Energy, Inc., ADR	8,476,014

		42,528,222

	FINANCIAL — 15.65%
184,897	Aegon N.V.	3,518,590
201,900	American Capital Strategies Ltd.	8,627,187
97	Berkshire Hathaway, Inc., Class A(a)	11,495,470
307,200	Leucadia National Corp.	14,813,184
142,500	NYSE Euronext	11,281,725
292,000	Progressive Corp.	5,667,720
133,000	RenaissanceRe Holdings Ltd.	8,699,530

		64,103,406

	HEALTH CARE — 7.29%
115,000	Johnson & Johnson	7,555,500
113,000	Medtronic, Inc.	6,374,330
101,900	Novo-Nordisk A/S, ADR	12,333,976
294,000	Senomyx, Inc.(a)	3,601,500

		29,865,306

	INDUSTRIALS — 18.75%
3,222,000	Bombardier, Inc., Class B(a)(b)	19,144,443
141,000	Canadian National Railway Co.	8,037,000
171,000	Expeditors International of Washington,, Inc.	8,088,300
181,500	General Electric Co.	7,514,100

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
80,300	Granite Construction, Inc.	$4,257,506
454,600	Quanta Services, Inc.(a)	12,024,170
213,200	Rolls-Royce Group PLC, ADR	11,384,880
200,000	Simpson Manufacturing Co., Inc.	6,370,000

		76,820,399

	INFORMATION TECHNOLOGY — 4.47%
1,180,000	3com Corp.(a)	5,829,200
162,300	Microchip Technology, Inc.	5,894,736
192,500	National Instruments Corp.	6,608,525

		18,332,461

	MATERIALS — 12.98%
130,000	Aracruz Celulose SA, ADR	9,566,700
242,000	Bowater, Inc.	3,610,640
221,000	Monsanto Co.	18,948,540
166,600	Nucor Corp.	9,907,702
124,900	Vulcan Materials Co.	11,134,836

		53,168,418

	REAL ESTATE — 0.99%
121,000	St. Joe Co.	4,066,810

	UTILITIES — 4.42%
542,000	AES Corp.(a)	10,861,680
461,000	Sierra Pacific Resources	7,251,530

		18,113,210

	TOTAL COMMON STOCKS (Cost $289,235,618)	361,693,196

FOREIGN COMMON STOCKS — 9.10%
	BELGIUM — 1.43%
323,000	RHJ International(a)	5,865,899

	GERMANY — 1.34%
85,200	Bayerische Motoren Werke AG	5,485,539

	SINGAPORE — 6.33%
6,097,000	Noble Group Ltd.	8,886,856
3,143,000	Olam International Ltd.	6,638,054
1,203,385	Singapore Exchange Ltd.	10,415,811

		25,940,721

	TOTAL FOREIGN COMMON STOCKS (Cost $22,615,223)	37,292,159

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Opportunities Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 1.52%
$6,231,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $6,358,500 (repurchase proceeds $6,232,895)	$6,231,000

	TOTAL REPURCHASE AGREEMENT (Cost $6,231,000)	6,231,000

TOTAL INVESTMENTS (Cost $318,081,841)(c)	98.90%	$405,216,355
OTHER ASSETS IN EXCESS OF LIABILITIES	1.10	4,520,017

NET ASSETS	100.00%	$409,736,372

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $318,081,841.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Industrials	20.92	$85,707,255
Financial	19.62	80,385,116
Materials	12.98	53,168,418
Consumer Discretionary	10.98	44,995,980
Energy	10.38	42,528,222
Health Care	7.29	29,865,306
Consumer Staples	5.33	21,822,577
Information Technology	4.47	18,332,461
Utilities	4.42	18,113,210
Repurchase Agreement	1.52	6,231,000
Real Estate	0.99	4,066,810

Total Investments	98.90	$405,216,355
Other Assets in Excess of Liabilities	1.10	4,520,017

Net Assets	100.00	$409,736,372

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 99.18%
	CONSUMER DISCRETIONARY — 14.13%
476,700	Coach, Inc.(a)	$22,533,609
658,114	eBay, Inc.(a)	25,679,608
191,212	Las Vegas Sands Corp.(a)	25,511,505
663,300	Lowe’s Companies, Inc.	18,585,666
1,201,000	Starbucks Corp.(a)	31,466,200

		123,776,588

	FINANCIAL — 6.95%
64,800	Chicago Mercantile Exchange	38,060,280
368,300	Lehman Brothers Holdings, Inc.	22,735,159

		60,795,439

	HEALTH CARE — 29.69%
195,155	Alcon, Inc.	28,086,707
546,400	Allergan, Inc.	35,226,408
523,100	Celgene Corp.(a)	37,302,261
364,900	Covance, Inc.(a)	28,425,710
473,296	Genentech, Inc.(a)	36,926,554
892,316	Gilead Sciences, Inc.(a)	36,468,955
111,637	Intuitive Surgical, Inc.(a)	25,676,510
394,512	Zimmer Holdings, Inc.(a)	31,951,527

		260,064,632

	INDUSTRIALS — 6.03%
510,000	Expeditors International of Washington, Inc.	24,123,000
243,694	First Solar, Inc.(a)	28,692,532

		52,815,532

	INFORMATION TECHNOLOGY — 38.17%
572,500	Adobe Systems, Inc.(a)	24,995,350
1,240,400	Akamai Technologies, Inc.(a)	35,636,692
227,800	Apple Computer, Inc.(a)	34,976,412
820,587	Broadcom Corp., Class A(a)	29,902,190
1,083,500	Corning, Inc.	26,708,275
431,815	Electronic Arts, Inc.(a)	24,177,322
60,538	Google, Inc., Class A(a)	34,341,391
513,306	Infosys Technologies Ltd., ADR	24,838,878
809,100	Qualcomm, Inc.	34,192,566
278,183	Research In Motion Ltd.(a)	27,414,935
436,625	VMware, Inc., Class A(a)	37,113,125

		334,297,136

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION SERVICES — 4.21%
575,900	America Movil S.A. de C.V., Series Lg, ADR	$36,857,600

	TOTAL COMMON STOCKS (Cost $662,920,678)	868,606,927

Principal Amount
REPURCHASE AGREEMENT — 1.53%
$13,397,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $13,668,313 (repurchase proceeds $13,401,075)	13,397,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,397,000)	13,397,000

TOTAL INVESTMENTS (Cost $676,317,678)(b)	100.71%	$882,003,927
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.71)	(6,198,688)

NET ASSETS	100.00%	$875,805,239

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $676,317,678.

ADR—American Depository Receipt

Ltd. —Limited

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Information Technology	38.17	$334,297,136
Health Care	29.69	260,064,632
Consumer Discretionary	14.13	123,776,588
Financial	6.95	60,795,439
Industrials	6.03	52,815,532
Telecommunication Services	4.21	36,857,600
Repurchase Agreement	1.53	13,397,000

Total Investments	100.71	$882,003,927
Other Liabilities in Excess of Assets	(0.71)	(6,198,688)

Net Assets	100.00	$875,805,239

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 98.00%
	CONSUMER DISCRETIONARY — 22.87%
39,400	Autozone, Inc.(a)	$4,575,913
91,000	Black & Decker Corp.	7,580,299
112,900	Centex Corp.	2,999,753
360,000	Constellation Brands, Inc.(a)	8,715,600
185,000	EchoStar Communications, Inc.(a)	8,659,851
160,000	Limited Brands	3,662,400
323,200	Onex Corp.	11,876,499
167,700	Sherwin-Williams Co.	11,019,567
378,200	Tempur-Pedic International, Inc.	13,520,649
295,000	TJX Cos., Inc.	8,575,650

		81,186,181

	CONSUMER STAPLES — 1.66%
230,000	Dean Foods Co.	5,883,400

	ENERGY — 11.78%
86,000	Cimarex Energy Co.	3,203,500
133,300	Devon Energy Corp.	11,090,560
349,800	El Paso Corp.	5,936,106
260,000	Noble Corp.	12,753,000
137,800	Occidental Petroleum Corp.	8,830,227

		41,813,393

	FINANCIAL — 21.03%
94,000	Ace Ltd.	5,693,580
260,000	CIT Group, Inc.	10,452,000
470,000	E*TRADE Group, Inc.(a)	6,138,200
245,000	First Marblehead Corp.	9,292,850
141,600	Lehman Brothers Holding, Inc.	8,740,967
160,000	Leucadia National Corp.	7,715,200
61,400	Mastercard, Inc., Class A	9,085,358
150,000	Progressive Corp.	2,911,500
83,000	RenaissanceRe Holdings Ltd.	5,429,029
310,000	W.R. Berkley Corp.	9,185,300

		74,643,984

	HEALTH CARE — 3.68%
176,700	Shire Pharmaceuticals PLC ADR	13,072,266

	INDUSTRIALS — 20.31%
130,000	Autoliv, Inc.	7,767,500
193,000	Brink’s Co.	10,784,840
247,000	Empresa Brasileira de Aeronautica S.A. ADR	10,848,240
150,000	Kennametal, Inc.	12,597,000

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
22,900	Lincoln Electric Holdings, Inc.	$1,777,269
172,000	Mueller Industries, Inc.	6,216,080
185,000	Oshkosh Truck Corp.	11,464,450
330,300	United Rentals, Inc.(a)	10,625,751

		72,081,130

	INFORMATION TECHNOLOGY — 4.47%
130,000	Electronic Data Systems Corp.	2,839,200
225,000	Harris Corp.	13,002,748

		15,841,948

	MATERIALS — 7.91%
210,700	Aracruz Cellulose S.A. ADR	15,505,417
129,700	Cabot Microelectronics Corp.(a)	5,544,675
380,000	Sterlite Industries (India) Ltd. ADS(a)	7,030,000

		28,080,092

	REAL ESTATE — 0.98%
103,800	St. Joe Co.	3,488,719

	UTILITIES — 3.31%
345,000	Williams Cos., Inc.	11,750,700

	TOTAL COMMON STOCKS (Cost $214,592,502)	347,841,813

FOREIGN COMMON STOCKS — 2.00%
	NETHERLANDS — 2.00%
79,500	Hunter Douglas NV	7,114,787

	TOTAL FOREIGN COMMON STOCKS (Cost $2,926,238)	7,114,787

TOTAL INVESTMENTS (Cost $217,518,740)(b)	100.00%	$354,956,600
OTHER LIABILITIES IN EXCESS OF ASSETS	0.00 *	(15,811)

NET ASSETS	100.00%	$354,940,789

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $217,518,740.
*	Rounds to less than 0.01%.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets		Value
Consumer Discretionary	24.87		$88,300,968
Financial	21.03		74,643,984
Industrials	20.31		72,081,130
Energy	11.78		41,813,393
Materials	7.91		28,080,092
Information Technology	4.47		15,841,948
Health Care	3.68		13,072,266
Utilities	3.31		11,750,700
Consumer Staples	1.66		5,883,400
Real Estate	0.98		3,488,719

Total Investments	100.00		$354,956,600
Other Liabilities in Excess of Assets	0.00	*	(15,811)

Net Assets	100.00		$354,940,789

*	Rounds to less than 0.01%.

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Real Estate Fund

Shares		Value

COMMON STOCKS — 94.60%
	CONSUMER DISCRETIONARY — 4.99%
32,891	Gaylord Entertainment Co.(a)	$1,750,459
45,000	Starwood Hotels & Resorts Worldwide, Inc.	2,733,750

		4,484,209

	FINANCIAL — 2.19%
57,998	iStar Financial, Inc.	1,971,352

		1,971,352

	HEALTH CARE — 0.96%
21,698	Brookdale Senior Living, Inc.	863,797

		863,797

	INDUSTRIALS — 0.56%
10,073	Alexander & Baldwin, Inc.	504,960

		504,960

	REAL ESTATE — 85.90%
48,426	Alexandria Real Estate Equities, Inc.	4,661,487
63,387	American Campus Communities, Inc.	1,856,605
88,087	Apartment Investment & Management Co., Class A	3,975,366
28,784	AvalonBay Communities, Inc.	3,398,239
105,667	Corporate Office Properties Trust	4,398,917
68,863	Developers Diversified Realty Corp.	3,847,376
35,000	Digital Realty Trust, Inc.	1,378,650
75,000	Douglas Emmett, Inc.	1,854,750
25,636	Essex Property Trust, Inc.	3,014,024
109,190	Extra Space Storage, Inc.	1,680,434
10,000	Federal Realty Investment Trust	886,000
75,000	Health Care REIT, Inc.	3,318,000
5,000	Host Hotels & Resorts, Inc.	112,200
105,800	Kimco Realty Corp.	4,783,218
130,000	Kite Realty Group Trust	2,444,000
54,694	LaSalle Hotel Properties	2,301,524
85,491	Lexington Realty Trust	1,710,675
28,368	Macerich Co.	2,484,469
74,783	Mid-America Apartment Communities, Inc.	3,727,933
71,243	Plum Creek Timber Co., Inc.	3,188,837
20,473	Potlatch Corp.	921,899
94,497	Prologis	6,269,876

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — (continued)
40,000	Public Storage, Inc.	$3,146,000
67,321	Simon Property Group, Inc.	6,732,100
19,225	SL Green Realty Corp.	2,244,903
77,332	Sun Communities, Inc.	2,326,147
10,000	Taubman Centers, Inc.	547,500

		77,211,129

	TOTAL COMMON STOCKS (Cost $70,195,999)	85,035,447

Principal Amount
REPURCHASE AGREEMENT — 4.62%
$4,155,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Government Obligation maturing 05/15/07, market value $4,242,375 (repurchase proceeds $4,156,264)	4,155,000

	TOTAL REPURCHASE AGREEMENT (Cost $4,155,000)	4,155,000

TOTAL INVESTMENTS (Cost $74,350,999)(b)	99.22%	$89,190,447
OTHER ASSETS IN EXCESS OF LIABILITIES	0.78	701,657

NET ASSETS	100.00%	$89,892,104

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $74,350,999.

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Real Estate Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Real Estate	85.90	$77,211,129
Consumer Discretionary	4.99	4,484,209
Repurchase Agreement	4.62	4,155,000
Financial	2.19	1,971,352
Health Care	0.96	863,797
Industrials	0.56	504,960

Total Investments	99.22	$89,190,447
Other Assets in Excess of Liabilities	0.78	701,657

Net Assets	100.00	$89,892,104

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Small Cap Fund

Shares		Value

COMMON STOCKS — 98.08%
	CONSUMER DISCRETIONARY — 12.83%
1,000,000	Cabelas, Inc.(a)	$23,650,000
300,000	Columbia Sportswear Co.	16,593,000
200,000	iRobot Corp.(a)	3,976,000
460,000	Modine Manufacturing Co.	12,245,200
780,000	Nautilus, Inc.	6,216,600
200,000	Sotheby’s Holdings, Inc., Class A	9,558,000
660,000	Talbots, Inc.	11,880,000
400,000	Thor Industries, Inc.	17,996,000
200,000	Urban Outfitters, Inc.(a)	4,360,000

		106,474,800

	ENERGY — 4.60%
600,000	Helix Energy Solutions Group, Inc.(a)	25,476,000
600,000	TETRA Technologies, Inc.(a)	12,684,000

		38,160,000

	FINANCIAL — 11.75%
380,000	GFI Group, Inc.(a)	32,725,600
350,000	Greenhill & Co., Inc.	21,367,500
360,000	Jefferies Group, Inc.	10,018,800
640,000	Philadelphia Consolidated Holdings Corp.(a)	26,457,600
300,000	Radian Group, Inc.	6,984,000

		97,553,500

	HEALTH CARE — 5.38%
40,000	Kensey Nash Corp.(a)	1,044,400
600,000	Molina Healthcare, Inc.(a)	21,762,000
880,000	Orthovita, Inc.(a)	2,666,400
660,000	Pharmanet Development Group, Inc.(a)	19,159,800

		44,632,600

	INDUSTRIALS — 29.26%
150,000	EDO Corp.	8,401,500
480,000	FLIR Systems, Inc.(a)	26,587,200
620,000	FTI Consulting, Inc.(a)	31,192,200
740,000	Hewitt Associates, Inc., Class A(a)	25,937,000
1,000,000	Innovative Solutions & Support, Inc.(a)	18,970,000
660,000	Kansas City Southern(a)	21,232,200

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
1,240,000	MPS Group, Inc.(a)	$13,826,000
800,000	Quanta Services, Inc.(a)	21,160,000
500,000	Shaw Group, Inc.(a)	29,050,000
740,000	Simpson Manufacturing Co., Inc.	23,569,000
280,000	Triumph Group, Inc.	22,878,800

		242,803,900

	INFORMATION TECHNOLOGY — 29.57%
300,000	CACI International, Inc., Class A(a)	15,327,000
480,000	CommScope, Inc.(a)	24,115,200
720,000	Forrester Research, Inc.(a)	16,970,400
320,000	Hutchinson Technology, Inc.(a)	7,872,000
2,200,000	Kulicke & Soffa Industries, Inc.(a)	18,656,000
900,000	Manhattan Associates, Inc.(a)	24,669,000
1,400,000	Palm, Inc.(a)	22,778,000
840,000	Plantronics, Inc.	23,982,000
500,000	Power Integrations(a)	14,855,000
400,000	Rogers Corp.(a)	16,476,000
1,000,000	Secure Computing Corp.(a)	9,730,000
900,000	Technitrol, Inc.	24,255,000
480,000	Varian Semiconductor Equipment Associates, Inc.(a)	25,689,600

		245,375,200

	MATERIALS — 1.75%
340,000	Cabot Microelectronics Corp.(a)	14,535,000

	REAL ESTATE — 1.30%
320,000	St. Joe Co.	10,755,200

	UTILITIES — 1.64%
600,000	Aqua America, Inc.	13,608,000

	TOTAL COMMON STOCKS (Cost $586,014,469)	813,898,200

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value
	REPURCHASE AGREEMENT — 0.27%
$2,218,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $2,264,488 (repurchase proceeds $2,218,675)	$2,218,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,218,000)	2,218,000

TOTAL INVESTMENTS (Cost $588,232,469)(b)	98.35%	$816,116,200
OTHER ASSETS IN EXCESS OF LIABILITIES	1.65	13,737,915

NET ASSETS	100.00%	$829,854,115

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $588,232,469.

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Information Technology	29.57	$245,375,200
Industrials	29.26	242,803,900
Consumer Discretionary	12.83	106,474,800
Financial	11.75	97,553,500
Health Care	5.38	44,632,600
Energy	4.60	38,160,000
Materials	1.75	14,535,000
Utilities	1.64	13,608,000
Real Estate	1.30	10,755,200
Repurchase Agreement	0.27	2,218,000

Total Investments	98.35	$816,116,200
Other Assets in Excess of Liabilities	1.65	13,737,915

Net Assets	100.00	$829,854,115

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 95.57%
	CONSUMER DISCRETIONARY — 10.36%
2,625,000	Black & Decker Corp.	$218,662,500
2,850,000	CBS Corp., Class B	89,775,000
3,500,000	Centex Corp.	92,995,000
1,800,000	EchoStar Communications, Inc.(a)	84,258,000
1,000,000	Harman International Industries, Inc.	86,520,000
1,350,000	J.C. Penney Co., Inc.	85,549,500
3,200,000	Leggett & Platt, Inc.	61,312,000
3,000,000	Newell Rubbermaid, Inc.	86,460,000
3,300,000	TJX Cos., Inc.	95,931,000
2,700,000	Zale Corp.(a)	62,478,000

		963,941,000

	CONSUMER STAPLES — 3.94%
2,550,000	Avon Products, Inc.	95,701,500
1,000,000	ConAgra Foods, Inc.	26,130,000
2,500,000	Dean Foods Co.	63,950,000
2,200,000	Loews Corp. — Carolina Group	180,906,000

		366,687,500

	ENERGY — 19.49%
2,400,000	Anadarko Petroleum Corp.	129,000,000
2,900,000	ConocoPhillips	254,533,000
4,600,000	CONSOL Energy, Inc.	214,360,000
2,600,000	Devon Energy Corp.	216,320,000
6,100,000	El Paso Corp.	103,517,000
3,850,000	Hercules Offshore, Inc.(a)	100,523,500
1,500,000	Murphy Oil Corp.	104,835,000
2,150,000	Noble Energy, Inc.	150,586,000
4,000,000	Petrobras ADR	302,000,000
4,300,000	PetroHawk Energy Corp.(a)	70,606,000
944,900	Pinnacle Gas Resources, Inc.(a)(b)	4,422,132
2,900,000	Rossetta Resources, Inc.(a)(b)	53,186,000
2,000,000	Spectra Energy Corp.	48,960,000
2,500,000	W&T Offshore, Inc.	60,950,000

		1,813,798,632

	FINANCIAL — 21.53%
2,800,000	Ace Ltd.	169,596,000
3,300,000	AerCap Holdings NV ADR(a)	82,137,000
1,400,000	Ambac Financial Group, Inc.	88,074,000
3,300,000	Apollo Investment Corp.(c)	68,640,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
1,500,000	Capital One Financial Corp.	$99,645,000
2,711,260	CastlePoint Holdings Ltd.	31,179,490
2,200,000	CIT Group, Inc.	88,440,000
2,600,000	Citigroup, Inc.	121,342,005
1,050,000	Discover Financial Services	21,840,000
1,300,000	Freddie Mac	76,713,000
1,800,000	Genworth Financial, Inc.	55,314,000
4,100,000	Invesco PLC ADR	111,930,000
6,188,900	JHFS Participacoes S.A. ADR(a)(b)	32,861,821
2,350,000	JP Morgan Chase & Co.	107,677,000
2,050,000	Lehman Brothers Holdings, Inc.	126,546,500
2,850,000	Loews Corp.	137,797,500
2,961,200	MCG Capital Corp.	42,611,668
1,950,000	MetLife, Inc.	135,973,500
2,350,000	Morgan Stanley	148,050,000
2,300,000	People’s United Financial, Inc.	39,744,000
1,450,000	PNC Financial Services Group, Inc.	98,745,000
4,265,364	Primus Guaranty Ltd.(a)	44,871,629
2,100,000	Washington Mutual, Inc.	74,151,000

		2,003,880,113

	HEALTH CARE — 3.14%
1,900,000	AmerisourceBergen Corp.	86,127,000
2,031,818	Baxter International, Inc.	114,350,717
2,000,000	Bristol-Myers Squibb Co.	57,640,000
825,000	Covidien Ltd.	34,237,493

		292,355,210

	INDUSTRIALS — 13.44%
708,544	Aecom Technology Corp.(a)	24,749,442
2,900,000	AGCO Corp.(a)	147,233,000
1,050,181	Arlington Tankers	25,865,958
2,200,000	Copa Holdings S.A., Class A	88,110,000
2,750,000	Empresa Brasileira de Aeronautica S.A. ADR	120,780,000
3,650,000	Gol Linhas Aereas Inteligentes S.A. ADR	87,600,000
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	19,930,000
1,100,000	Rockwell Automation, Inc.	76,461,000
3,300,000	RSC Holdings, Inc.(a)	54,120,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
2,000,000	Ryder Systems, Inc.	$98,000,000
825,000	Tyco International Ltd.	36,580,492
1,750,000	Union Pacific Corp.	197,855,000
4,250,000	United Rentals, Inc.(a)	136,722,500
1,700,000	United Technologies Corp.	136,816,000

		1,250,823,392

	INFORMATION TECHNOLOGY — 6.16%
4,300,000	Harris Corp.	248,497,000
975,000	International Business Machines Corp.	114,855,000
3,850,000	Nokia Oyj ADR	146,030,500
1,200,000	Plantronics, Inc.	34,260,000
825,000	Tyco Electronics Ltd.	29,229,744

		572,872,244

	MATERIALS — 11.42%
3,650,000	Alpha Natural Resources, Inc.(a)	84,789,500
4,050,000	Celanese Corp., Class A	157,869,000
1,300,000	Eagle Materials, Inc.	46,462,000
1,625,000	Foundation Coal Holdings, Inc.	63,700,000
1,000,000	Freeport-McMoRan Copper & Gold, Inc. ADR	104,890,000
1,485,000	Horsehead Holding Corp.(a)(b)	33,293,700
1,461,198	International Coal Group, Inc.(a)	6,487,719
1,550,000	PPG Industries, Inc.	117,102,500
1,700,000	Schnitzer Steel Industries, Inc.	124,593,000
4,200,000	Smurfit-Stone Container Corp.(a)	49,056,000
1,800,000	Southern Copper Corp.	222,894,000
2,250,000	Sterlite Industries (India) Ltd. ADS(a)	41,625,000
1,084,319	Tronox, Inc.	10,084,167

		1,062,846,586

	REAL ESTATE — 1.87%
4,120,000	Diamondrock Hospitality Co.(b)	71,729,200
1,000,000	FBR Capital Markets Corp.(a)(b)	12,880,000
2,450,000	Host Marriot Corp.	54,978,000
3,000,000	Peoples Choice Financial Corp.(a)(b)(d)(e)	0

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — (continued)
489,579	Ventas, Inc.	$20,268,570
2,140,500	Vintage Wine Trust, Inc.(b)	13,913,250

		173,769,020

	TELECOMMUNICATION SERVICES — 4.22%
5,225,000	America Movil S.A. de C.V., Series L ADR(f)	334,400,000
1,842,000	Datapath, Inc.(a)(b)	9,210,000
3,500,000	Windstream Corp.	49,420,000

		393,030,000

	TOTAL COMMON STOCKS (Cost $5,752,339,067)	8,894,003,697

FOREIGN COMMON STOCKS — 3.63%
	BRAZIL — 0.03%
500,000	JHSF Participacoes S.A.(a)	2,665,030

	GERMANY — 0.87%
1,700,000	Lanxess AG	80,619,189

	ITALY — 0.60%
5,000,000	Enel S.p.A.	56,422,485

	MEXICO — 0.85%
11,000,000	Grupo Mexico S.A.B. de C.V., Series B	78,949,293

	SWITZERLAND — 1.28%
1,350,000	Petroplus Holdings AG(a)	119,351,404

	TOTAL FOREIGN COMMON STOCKS (Cost $238,048,710)	338,007,401

CONVERTIBLE PREFERRED STOCKS — 0.27%
	MATERIALS — 0.27%
500,000	Celanese Corp., Preferred Exchange, 4.25%	25,070,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,789,117)	25,070,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.74%
$68,863,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $70,242,188 (repurchase proceeds $68,883,946)	$68,863,000

	TOTAL REPURCHASE AGREEMENT (Cost $68,863,000)	68,863,000

TOTAL INVESTMENTS (Cost $6,071,039,894)(g)	100.21%	$9,325,944,098
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(19,894,286)

NET ASSETS	100.00%	$9,306,049,812

At September 30, 2007 the Fund had entered into the following written option contracts:

Contracts		Value

CALL OPTIONS WRITTEN:
(5,400)	America Movil S.A. de C.V., Expires 11/17/07 strike price 60 (Premiums received $2,113,212)	$(3,186,000)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $231,496,103, which represents 2.49% of net assets.
(c)	Closed-end Management Investment Company.
(d)	Security has no value.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.
(f)	All or a portion of this security is pledged as collateral for written option contracts.
(g)	Cost for federal income tax purposes is $6,071,039,894.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

For the six months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	(23,000)	$6,678,258
Options written	(22,400)	9,630,069
Options terminated in closing purchase transactions	28,183	(9,791,478)
Options exercised	6,817	(3,909,273)
Options expired	5,000	(494,364)

Options outstanding at September 30, 2007	(5,400)	$2,113,212

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	21.56	$2,006,545,143
Energy	20.77	1,933,150,036
Industrials	14.31	1,331,442,581
Materials	12.54	1,166,865,879
Consumer Discretionary	10.36	963,941,000
Information Technology	6.16	572,872,244
Consumer Staples	4.54	423,109,985
Telecommunication Services	4.22	393,030,000
Health Care	3.14	292,355,210
Real Estate	1.87	173,769,020
Repurchase Agreement	0.74	68,863,000

Total Investments	100.21	$9,325,944,098
Other Liabilities in Excess of Assets	(0.21)	(19,894,286)

Net Assets	100.00	$9,306,049,812

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 91.84%
	ARGENTINA — 1.66%
931,800	Telecom Argentina SA, ADR(a)	$22,875,690

	BRAZIL — 7.46%
862,800	Companhia Vale do Rio Doce SA	29,160,098
516,832	Diagnosticos da America SA	11,842,304
210,000	Gafisa SA, ADR(a)	7,085,400
398,800	Gol Linhas Aereas Inteligentes SA, ADR	9,571,200
1,467,400	Industrias Romi SA	16,915,528
215,400	Uniao de Bancos Brasileiros SA, GDR	28,335,870

		102,910,400

	CHILE — 1.56%
424,200	Banco Santander Chile SA, ADR	21,451,794

	CHINA — 15.08%
11,637,000	Bank of Communications Ltd., Class H (Hong Kong)	14,033,245
27,271,300	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	22,010,247
42,614,000	China Construction Bank Corp, Class H (Hong Kong)	38,860,146
620,797	China Mobile Ltd., ADR (Hong Kong)	50,930,186
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	25,729,037
18,267,722	Far East Consortium International Ltd. (Hong Kong)	8,203,952
2,647,000	Industrial & Commercial Bank of China (Hong Kong)	1,845,595
15,539,400	People’s Food Holdings Ltd.	14,967,910
131,700	PetroChina Co., Ltd., ADR	24,378,987
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	7,010,204

		207,969,509

	COLUMBIA — 0.99%
392,800	BanColombia SA, ADR	13,610,520

	INDIA — 4.43%
339,350	ICICI Bank Ltd., ADR	17,890,532
222,900	State Bank of India, GDR(b)	24,964,800
501,781	Suzlon Energy Ltd.	18,207,245

		61,062,577

Shares		Value

COMMON STOCKS — (continued)
	INDONESIA — 2.45%
14,051,700	PT Indocement Tunggal Prakarsa Tbk	$9,365,883
20,227,700	PT Telekomunikasi Indonesia Tbk, Series B	24,461,478

		33,827,361

	MALAYSIA — 4.88%
9,413,000	Genting Berhad	22,206,453
6,454,950	Public Bank Berhad, Foreign Market Shares	19,862,702
4,404,300	Telekom Malaysia Berhad	12,718,507
4,517,200	Tenaga Nasional Berhad	12,508,446

		67,296,108

	MEXICO — 7.58%
324,700	America Movil SAB de C.V., Series L, ADR	20,780,800
366,144	Cemex SAB de C.V., ADR	10,955,028
262,600	Grupo Aeroportuario del Pacifico SA de C.V., ADR	14,337,960
718,155	Grupo Elektra SA de C.V.	14,648,854
2,124,100	Grupo Televisa SA	10,205,483
331,580	Telefonos de Mexico SAB de C.V., Series L, ADR	10,899,035
2,903,429	Urbi Desarrollos Urbanos SA de C.V.(a)	10,432,531
3,330,082	Wal-Mart de Mexico SAB de C.V., Series V	12,209,144

		104,468,835

	RUSSIA — 6.50%
297,500	OAO Gazprom, ADR	13,119,750
210,200	Lukoil Co., ADR	17,467,620
82,700	MMC Norilsk Nickel, ADR	22,494,400
315,800	Mobile TeleSystems, OJSC, ADR	21,888,098
464,000	RBC Information Systems, ADR(a)	14,606,720

		89,576,588

	SOUTH AFRICA — 6.43%
2,911,042	African Bank Investments Ltd.	13,250,085
704,600	Gold Fields Ltd., ADR	12,746,214
43,478	Mondi Ltd.	431,669
1,522,224	MTN Group Ltd.	23,078,233

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH AFRICA — (continued)
405,500	Sasol Ltd.	$17,411,073
861,916	Telkom South Africa Ltd.	21,712,749

		88,630,023

	SOUTH KOREA — 16.17%
337,802	Hana Financial Group, Inc.	15,890,702
137,500	Kookmin Bank	11,340,966
650,638	KT Corp., ADR	16,298,482
328,470	LS Cable Ltd.	40,743,999
187,914	GS Home Shopping, Inc.	16,563,883
14,231	Lotte Chilsung Beverage Co., Ltd.	21,659,083
166,329	NCSoft Corp.(a)	14,726,302
119,757	Pacific Corp.	24,927,139
67,879	Samsung Electronics Co., Ltd.	42,474,502
614,685	SK Telecom Co., Ltd., ADR	18,256,145

		222,881,203

	TAIWAN — 9.73%
899,690	Chunghwa Telecom Co., Ltd., ADR	16,626,271
3,737,365	HON HAI Precision Industry Co., Ltd.	28,151,280
6,673,453	President Chain Store Corp.	18,769,871
12,369,406	Synnex Technology International Corp.	34,785,278
234,872	Taiwan Semiconductor Manufacturing Co., Ltd.	452,745
1,218,324	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,329,439
12,814,552	Wistron Corp.	23,098,927

		134,213,811

	THAILAND — 1.09%
5,867,900	Advanced Info Service Public Co., Ltd., Foreign Shares	15,042,902

	TURKEY — 2.37%
1,090,262	Akbank T.A.S., ADR(b)	16,561,407
1,112,582	Arcelik A.S.	9,018,180
2,081,704	Turkiye Vakiflar Bankasi T.A.O., Class D	7,082,093

		32,661,680

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — 3.46%
395,650	Anglo American PLC (South Africa Shares)	$26,260,213
712,500	Kazakhmys PLC	20,394,325
108,695	Mondi PLC	1,025,529

		47,680,067

	TOTAL COMMON STOCKS (Cost $714,270,319)	1,266,159,068

PREFERRED STOCKS — 4.30%
	BRAZIL — 3.59%
947,262	Companhia Energetica de Minas Gerais	20,154,511
906,800	Petroleo Brasileiro SA	29,286,721

		49,441,232

	SOUTH KOREA — 0.71%
246,300	Hyundai Motor Co., Ltd.	9,860,492

		9,860,492

	TOTAL PREFERRED STOCKS (Cost $23,369,005)	59,301,724

REGISTERED INVESTMENT COMPANY — 0.95%
240,400	India Fund, Inc.	13,053,720

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,731,063)	13,053,720

Principal Amount
REPURCHASE AGREEMENT — 2.54%
$35,043,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $35,746,313 (repurchase proceeds $35,053,659)	35,043,000

	TOTAL REPURCHASE AGREEMENT (Cost $35,043,000)	35,043,000

TOTAL INVESTMENTS (Cost $778,413,387)(c)	99.63%	$1,373,557,512
OTHER ASSETS IN EXCESS OF LIABILITIES	0.37	5,154,025

NET ASSETS	100.00%	$1,378,711,537

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund — (continued)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $41,526,207, which represents 3.01% of net assets.
(c)	Cost for federal income tax purposes is $778,413,387.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Telecommunication Services	19.99	$275,568,577
Financial	18.36	253,184,409
Information Technology	11.32	156,018,473
Materials	9.63	132,833,358
Energy	9.24	127,393,188
Consumer Discretionary	8.82	121,638,201
Consumer Staples	8.31	114,543,394
Industrials	7.24	99,775,932
Repurchase Agreement	2.54	35,043,000
Utilities	2.37	32,662,956
Registered Investment Company	0.95	13,053,720
Health Care	0.86	11,842,304

Total Investments	99.63	$1,373,557,512
Other Assets in Excess of Liabilities	0.37	5,154,025

Net Assets	100.00	$1,378,711,537

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

International Fund

Shares		Value

COMMON STOCKS — 95.47%
	AUSTRALIA — 4.26%
172,500	CSL Ltd.	$16,367,274
151,213	Rio Tinto Ltd.	14,450,613

		30,817,887

	BELGIUM — 1.50%
45,400	Umicore	10,831,652

	CANADA — 2.36%
186,100	Canadian National Railway Co.	10,619,852
162,600	Gildan Activewear, Inc.(a)	6,439,264

		17,059,116

	CHINA — 4.87%
10,378,000	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	8,375,925
4,754,000	Dongfeng Motor Group Co., Ltd., Class H	4,151,531
59,400	PetroChina Co., Ltd., ADR	10,995,534
47,000	Sino-Ocean Land Holdings Ltd.(a)	66,505
690,000	Sun Hung Kai Properties Ltd. (Hong Kong)	11,607,677

		35,197,172

	FINLAND — 4.44%
259,400	Fortum Oyj	9,516,690
391,100	Nokia Oyj	14,839,723
347,100	Tietoenator Oyj	7,785,630

		32,142,043

	FRANCE — 7.34%
218,728	AXA SA	9,795,588
69,950	BNP Paribas	7,655,035
125,056	Carrefour SA	8,754,107
34,034	Compagnie Generale de Geophysique — Veritas(a)	11,068,536
73,000	Peugeot SA	6,035,879
120,756	Total SA	9,785,250

		53,094,395

	GERMANY — 6.57%
164,100	Adidas AG	10,758,348
140,200	Bayerische Motoren Werke AG	9,026,673
320,600	Rhoen-Klinikum AG	10,255,020
148,200	SGL Carbon AG(a)	8,474,481
401,500	United Internet AG, Registered Shares	9,026,250

		47,540,772

Shares		Value

COMMON STOCKS — (continued)
	GREECE — 1.12%
369,500	Greek Postal Savings Bank	$8,099,030

	INDONESIA — 1.31%
7,838,100	PT Telekomunikasi Indonesia Tbk, Series B	9,478,661

	IRELAND — 1.14%
443,137	Bank of Ireland	8,260,131

	ITALY — 2.29%
249,890	ENI S.p.A	9,227,877
280,336	Permasteelisa S.p.A	7,318,032

		16,545,909

	JAPAN — 19.75%
179,000	Canon, Inc.	9,713,497
428,963	Chiyoda Corp.	7,688,518
340,200	Don Quijote Co., Ltd.	6,997,099
104,500	FANUC Ltd.	10,608,684
181,500	FUJIFILM Holdings Corp.	8,338,856
1,130,700	Fukuoka Financial Group, Inc.	6,591,540
662,300	Itochu Corp.	7,995,531
700	Japan Tobacco, Inc.	3,838,981
32,400	Keyence Corp.	7,170,472
103,600	Kyocera Corp.	9,660,294
640,000	Mitsubishi UFJ Financial Group, Inc.(b)	5,811,200
276,000	Nikon Corp.	9,432,534
17,700	Nintendo Co., Ltd.	9,138,583
4,500	NTT DoCoMo, Inc.	6,396,491
113,000	Shin-Etsu Chemical Co., Ltd.	7,774,339
1,027,000	Sumitomo Trust & Banking Co., Ltd.	7,732,390
160,000	Takeda Pharmaceutical Co., Ltd.	11,220,950
68,300	Yamada Denki Co., Ltd.	6,726,437

		142,836,396

	MALAYSIA — 0.55%
1,449,300	Tenaga Nasional Berhad	4,013,214

	MEXICO — 2.42%
153,100	America Movil SAB de C.V., Series L, ADR	9,798,400
256,524	Cemex SAB de C.V., ADR	7,675,198

		17,473,598

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

International Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	NETHERLANDS — 0.70%
94,154	Randstad Holding NV	$5,096,762

	NORWAY — 3.11%
444,200	Tandberg ASA	10,663,073
591,800	Telenor ASA(a)	11,815,044

		22,478,117

	SINGAPORE — 1.51%
752,000	DBS Group Holdings Ltd.	10,895,672

	SPAIN — 3.11%
555,300	Banco Santander SA	10,814,917
418,146	Telefonica SA	11,682,251

		22,497,168

	SWEDEN — 2.08%
102,800	SSAB Svenskt Stal AB, Series A	3,788,737
606,300	Svenska Cellulosa AB, B Shares	11,278,459

		15,067,196

	SWITZERLAND — 5.41%
68,300	Credit Suisse Group, Registered Shares	4,539,486
252,400	Micronas Semiconductor Holdings AG, Registered Shares(a)	3,318,130
11,437	Rieter Holdings AG, Registered Shares	6,204,464
49,310	Roche Holding AG, Genusschein Shares	8,928,662
80,000	Synthes, Inc.	8,952,204
133,000	UBS AG, Registered Shares	7,145,778

		39,088,724

	TAIWAN — 2.92%
1,563,889	HON HAI Precision Industry Co., Ltd.	11,779,818
920,989	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,320,409

		21,100,227

	THAILAND — 1.07%
3,226,800	Kasikornbank Public Co., Ltd. (Foreign Shares)	7,751,909

	TURKEY — 0.40%
352,936	Arcelik A.S.	2,860,769

	UNITED KINGDOM — 15.24%
692,600	BG Group PLC	11,965,547
219,700	BHP Billiton PLC	7,859,610

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — (continued)
804,700	Cadbury Schweppes PLC	$9,358,799
317,737	GlaxoSmithKline PLC	8,427,366
488,600	HSBC Holdings PLC	9,023,223
671,500	Paragon Group Companies PLC	4,116,601
174,357	Reckitt Benckiser PLC	10,221,726
793,368	Reed Elsevier PLC	10,029,592
743,454	Royal Bank of Scotland Group PLC	8,021,748
467,600	Sage Group PLC	2,380,113
1,182,879	Serco Group PLC	10,007,311
357,000	Shire PLC	8,750,464
1,748,652	WM Morrison Supermarkets PLC	10,092,805

		110,254,905

	TOTAL COMMON STOCKS (Cost $511,621,226)	690,481,425

REGISTERED INVESTMENT COMPANY — 1.99%
174,600	iShares MSCI EAFE Index Fund	14,414,976

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $14,476,261)	14,414,976

Principal Amount
REPURCHASE AGREEMENT — 2.62%
$18,940,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $19,323,563 (repurchase proceeds $18,945,761)	18,940,000

	TOTAL REPURCHASE AGREEMENT (Cost $18,940,000)	18,940,000

TOTAL INVESTMENTS (Cost $545,037,487)(c)	100.08%	$723,836,401
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.08)	(552,856)

NET ASSETS	100.00%	$723,283,545

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

International Fund — (continued)

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.
(c)	Cost for federal income tax purposes is $545,037,487.
ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	17.69	$127,928,429
Information Technology	15.64	113,134,848
Consumer Discretionary	10.88	78,662,590
Health Care	10.08	72,901,940
Industrials	9.38	67,809,172
Materials	8.80	63,658,609
Energy	7.33	53,042,744
Consumer Staples	7.00	50,642,342
Telecommunication Services	6.80	49,170,846
Repurchase Agreement	2.62	18,940,000
Registered Investment Company	1.99	14,414,976
Utilities	1.87	13,529,905

Total Investments	100.08	$723,836,401
Other Liabilities in Excess of Assets	(0.08)	(552,856)

Net Assets	100.00	$723,283,545

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Pacific/Asia Fund

Shares		Value

COMMON STOCKS — 96.92%
	AUSTRALIA — 15.54%
43,000	BHP Billiton Ltd.	$1,679,071
318,500	Brambles Ltd.	4,162,116
81,423	Commonwealth Bank of Australia	4,060,088
43,000	CSL Ltd.	4,079,958
60,800	Incitec Pivot Ltd.	4,595,257
42,875	Rio Tinto Ltd.	4,097,333
108,700	St. George Bank Ltd.	3,403,573
161,700	Woolworths Ltd.	4,253,282
166,100	Zinifex Ltd.	2,605,661

		32,936,339

	CAMBODIA — 1.31%
8,817,000	NagaCorp Ltd. (Hong Kong)	2,767,459

	CHINA — 9.33%
47,800	Aluminum Corp. of China Ltd., ADR	3,347,434
463,540	Bank of East Asia Ltd. (Hong Kong)	2,606,510
4,123,000	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	3,327,610
64,600	China Mobile Ltd., ADR (Hong Kong)	5,299,784
1,410,000	Dongfeng Motor Group Co., Ltd., Class H	1,231,312
13,500	Sino-Ocean Land Holdings Ltd.(a)	19,102
134,500	Swire Pacific Ltd., Class A	1,627,597
1,671,000	Synear Food Holdings Ltd.	2,323,643

		19,782,992

	INDIA — 1.19%
107,200	Bharti Airtel Ltd.(a)	2,520,989

	INDONESIA — 3.43%
38,000	Freeport-McMoRan Copper & Gold, Inc.	3,985,820
2,720,800	PT Telekomunikasi Indonesia Tbk, Series B	3,290,280

		7,276,100

	JAPAN — 46.55%
73,000	Canon, Inc.	3,961,370
184,145	Chiyoda Corp.	3,300,523
700	Dena Co., Ltd.	3,076,713
154,800	Don Quijote Co., Ltd.	3,183,865
49,400	FANUC Ltd.	5,015,014

Shares		Value

COMMON STOCKS — (continued)
	JAPAN — (continued)
60,100	FUJIFILM Holdings Corp.	$2,761,241
571,700	Fukuoka Financial Group, Inc.	3,332,788
1,024	Funai Zaisan Consultants Co., Ltd.	2,171,125
45,700	Glory Ltd.	1,447,720
68,300	Hogy Medical Co., Ltd.	3,211,335
45,600	Hoya Corp.	1,549,577
321,700	Itochu Corp.	3,883,681
12,500	Keyence Corp.	2,766,386
147,600	Komatsu Ltd.	4,920,393
114,100	Kurita Water Industries Ltd.	3,847,826
36,400	Kyocera Corp.	3,394,157
256,000	Mitsubishi UFJ Financial Group, Inc.(b)	2,324,480
116,000	Nikon Corp.	3,964,398
11,100	Nintendo Co., Ltd.	5,730,976
79,000	Nomura Holdings, Inc.	1,314,251
9,500	ORIX Corp.	2,152,963
61,900	Shin-Etsu Chemical Co., Ltd.	4,258,687
63,000	Sumitomo Realty & Development Co., Ltd.	2,205,464
458,200	Sumitomo Trust & Banking Co., Ltd.	3,449,836
89,800	Takata Corp.	3,489,767
58,900	Takeda Pharmaceutical Co., Ltd.	4,130,712
161,000	Tokuyama Corp.	2,429,133
34,500	Tokyo Electron Ltd.	2,176,085
325,000	Toshiba Corp.	3,020,053
67,500	Toyota Motor Corp.	3,948,906
216,500	Yamaguchi Financial Group, Inc.	2,252,580

		98,672,005

	MALAYSIA — 0.96%
4,232,000	Silverlake Axis Ltd.	2,046,106

	PHILIPPINES — 4.21%
95,500	Globe Telecom, Inc.	3,108,925
12,358,625	SM Prime Holdings, Inc.	3,275,387
7,078,300	Universal Robina Corp.	2,541,834

		8,926,146

	SINGAPORE — 4.10%
279,000	DBS Group Holdings Ltd.	4,042,410
372,000	Keppel Corp. Ltd.	3,599,640
70,000	United Overseas Bank Ltd.	1,039,329

		8,681,379

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Pacific/Asia Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH KOREA — 3.38%
44,900	Kookmin Bank	$3,703,341
122,700	Woori Investment & Securities Co., Ltd.	3,449,481

		7,152,822

	TAIWAN — 4.90%
1,855,000	Chang Hwa Commercial Bank	1,221,270
723,593	HON HAI Precision Industry Co., Ltd.	5,450,381
366,480	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,708,777

		10,380,428

	THAILAND — 2.02%
3,391,400	Amata Corp. Public Co., Ltd., Foreign Shares(b)	1,523,780
1,198,900	Siam Commercial Bank Public Co., Ltd., Foreign Shares (b)	2,763,329

		4,287,109

	TOTAL COMMON STOCKS (Cost $166,565,315)	205,429,874

REGISTERED INVESTMENT COMPANY — 2.16%
384,700	iShares MSCI Malaysia Index Fund	4,574,083

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,400,687)	4,574,083

Principal Amount		Value

REPURCHASE AGREEMENT — 1.44%
$3,056,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $3,118,500 (repurchase proceeds $3,056,930)	$3,056,000

	TOTAL REPURCHASE AGREEMENT (Cost $3,056,000)	3,056,000

TOTAL INVESTMENTS (Cost $173,022,002)(c)	100.52%	$213,059,957
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.52)	(1,096,664)

NET ASSETS	100.00%	$211,963,293

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.
(c)	Cost for federal income tax purposes is $173,022,002.

ADR—American Depository Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	24.50	$51,938,684
Information Technology	17.25	36,565,108
Industrials	14.24	30,176,914
Materials	12.74	26,998,396
Consumer Discretionary	10.22	21,662,421
Telecommunication Services	6.71	14,219,977
Consumer Staples	5.87	12,446,368
Health Care	5.39	11,422,006
Registered Investment Company	2.16	4,574,083
Repurchase Agreement	1.44	3,056,000

Total Investments	100.52	$213,059,957
Other Liabilities in Excess of Assets	(0.52)	(1,096,664)

Net Assets	100.00	$211,963,293

See Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund
ASSETS
Unaffiliated investments, at identified cost	$200,705,731	$641,095,136
Affiliated investments, at identified cost	3,370,477	—

Total investments, at identified cost	204,076,208	641,095,136

Unaffiliated investments, at value	394,964,979	729,674,072
Affiliated investments, at value	8,471,500	—

Total investments, at value	$403,436,479	$729,674,072
Cash	840	4,846,706
Foreign currency (cost of $2,072, $-, $-, $-, $- and $-, respectively)	2,101	—
Receivable for:
Investments sold	1,179,035	6,694,675
Fund shares sold	2,959	877,892
Dividends	797,626	396,008
Interest	33	16,012
Expense reimbursement due from Investment Advisor	40,101	—
Foreign tax reclaims	5,136	—
Prepaid expenses	23,026	37,178

Total assets	$405,487,336	$742,542,543

LIABILITIES
Payable to custodian bank	—	—
Payable for:
Investments purchased	—	30,147,317
Fund shares repurchased	152,298	445,869
Investment advisory fee	242,442	337,549
Administration fee	28,855	51,659
Transfer agent fee	27,212	71,950
Pricing and bookkeeping fees	4,529	6,264
Audit fee	16,912	15,520
Custody fee	798	14,923
Shareholder servicing fee	142,202	155,807
Distribution and service fees	—	1
Principal on loan	—	—
Interest fee	—	—
Other liabilities	83,553	34,973

Total liabilities	$698,801	$31,281,832

NET ASSETS	$404,788,535	$711,260,711

NET ASSETS CONSIST OF
Par value	$10,424	$25,821
Paid-in capital in excess of par value	152,136,761	530,623,186
Undistributed (overdistributed) net investment income	147,648	53,515
Accumulated net realized gain (loss)	53,132,316	91,979,253
Net unrealized appreciation on:
Investments	199,360,271	88,578,936
Foreign currency translations	1,115	—

NET ASSETS	$404,788,535	$711,260,711

See Notes to Financial Statements.

Equity Income Fund	Equity Opportunities Fund	Large Cap Growth Fund	Mid Cap Value and Restructuring Fund

$181,606,880	$318,081,841	$676,317,678	$217,518,740
—	—	—	—

181,606,880	318,081,841	676,317,678	217,518,740

230,173,262	405,216,355	882,003,927	354,956,600
—	—	—	—

$230,173,262	$405,216,355	$882,003,927	$354,956,600
—	—	1,201,247	—
—	—	—	—

6,409,449	5,399,189	2,982,911	80,737
38,555	135,622	1,129,424	64,952
572,880	601,266	167,449	373,711
—	1,899	4,075	—
11,964	56,482	—	961
—	12,302	80,213	—
13,730	21,818	37,214	20,147

$237,219,840	$411,444,933	$887,606,460	$355,497,108

241,861	1,037	—	63,464

—	1,063,603	10,641,468	—
99,589	166,867	255,797	59,126
144,094	241,010	516,604	185,100
16,438	28,600	65,079	25,245
19,154	25,462	12,104	11,742
3,676	4,390	6,101	6,430
16,526	15,171	14,040	22,653
638	8,066	24,416	15,249
48,049	68,500	198,333	101,133
—	1	4	717
1,000,000	—	—	—
767	—	—	—
32,999	85,854	67,275	65,460

$1,623,791	$1,708,561	$11,801,221	$556,319

$235,596,049	$409,736,372	$875,805,239	$354,940,789

$236	$259	$72,052	$154
181,007,111	316,753,335	765,610,429	208,533,466
125,115	144,193	(2,969,869)	2,828,263
5,896,815	5,697,874	(92,593,622)	6,141,046

48,566,382	87,134,514	205,686,249	137,437,860
390	6,197	—	—

$235,596,049	$409,736,372	$875,805,239	$354,940,789

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund
Shares
Net assets	$404,788,535	$711,240,777
Shares outstanding	10,424,149	25,819,818
Net asset value and offering price per share	$38.83	$27.55
Institutional Shares
Net assets	—	—
Shares outstanding	—	—
Net asset value and offering price per share	—	—
Retirement Shares
Net assets	—	—
Shares outstanding	—	—
Net asset value and offering price per share	—	—
Class A
Net assets	—	$9,966
Shares outstanding	—	362
Net asset value per share(a)	—	$27.55	(b)
Maximum sales charge	—	5.75%
Maximum offering price per share(c)	—	$29.23
Class C
Net assets	—	$9,968
Shares outstanding	—	362
Net asset value and offering price per share(a)	—	$27.55	(b)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	Net asset value per share rounds due to fractional shares outstanding.
(c)	On sales of $50,000 or more the offering price is reduced.

See Notes to Financial Statements.

Equity Income Fund		Equity Opportunities Fund	Large Cap Growth Fund	Mid Cap Value and Restructuring Fund

$235,594,830		$350,541,967	$849,897,194	$321,635,768
23,603,051		22,152,657	69,924,817	13,946,642
$9.98		$15.82	$12.15	$23.06

—		$59,174,383	$25,876,593	$31,454,182
—		3,736,977	2,124,311	1,360,218
—		$15.83	$12.18	$23.12

$1,219		—	$11,500	$1,850,839
122		—	962	80,968
$10.03	(b)	—	$11.95	$22.86

—		$10,011	$9,976	—
—		633	821	—
—		$15.82	$12.15	—
—		5.75%	5.75%	—
—		$16.78	$12.89	—

—		$10,011	$9,976	—
—		633	821	—
—		$15.82	$12.15	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Real Estate Fund	Small Cap Fund
ASSETS
Investments, at identified cost	$74,350,999	$588,232,469

Investments, at value	$89,190,447	$816,116,200
Cash	20,883	962,975
Foreign currency (cost of $-, $-, $-, $2,964,540, $2,617,471 and $-, respectively)	—	—
Receivable for:
Investments sold	603,030	13,148,838
Fund shares sold	2,215	889,649
Dividends	306,028	856,837
Interest	1,263	675
Expense reimbursement due from Investment Advisor	47,698	—
Foreign tax reclaims	—	—
Prepaid expenses	5,775	43,700

Total assets	$90,177,339	$832,018,874

LIABILITIES
Payable to custodian bank	—	—
Written options at value (premiums of $-, $-, $2,113,212, $-, $- and $-, respectively)	—	—
Payable for:
Investments purchased	—	942,959
Fund shares repurchased	129,734	242,980
Investment advisory fee	72,283	502,629
Administration fee	5,266	62,411
Transfer agent fee	17,213	37,790
Pricing and bookkeeping fees	2,725	6,202
Trustees’/Directors’ fees	—	—
Audit fee	22,242	14,789
Custody fee	820	10,594
Shareholder servicing fee	24,534	254,485
Distribution and service fees	—	2,134
Interest fee	—	—
Other liabilities	10,418	87,786

Total liabilities	$285,235	$2,164,759

NET ASSETS	$89,892,104	$829,854,115

NET ASSETS CONSIST OF
Par value	$8,504	$39,657
Paid-in capital in excess of par value	39,933,010	549,407,922
Undistributed (overdistributed) net investment income	1,168,448	(2,108,086)
Accumulated net realized gain (loss)	33,942,694	54,630,891
Net unrealized appreciation (depreciation) on:
Investments	14,839,448	227,883,731
Foreign currency translations	—	—
Written options	—	—

NET ASSETS	$89,892,104	$829,854,115

See Notes to Financial Statements.

Value and Restructuring Fund	Emerging Markets Fund	International Fund	Pacific/Asia Fund

$6,071,039,894	$778,413,387	$545,037,487	$173,022,002

$9,325,944,098	$1,373,557,512	$723,836,401	$213,059,957
1,294,794	11,378	87,509	—
—	2,990,442	2,630,389	—

18,443,910	—	5,572,706	11,847,297
8,906,387	966,323	368,732	21,763
12,500,329	4,346,097	1,554,660	727,189
20,946	10,659	5,761	930
—	18,679	—	—
32,618	2,842	301,854	—
510,432	71,544	38,600	12,246

$9,367,653,514	$1,381,975,476	$734,396,612	$225,669,382

—	—	—	286,595
3,186,000	—	—	—

43,470,158	183,417	9,993,937	12,970,244
4,927,604	500,633	84,437	74,172
4,439,243	1,315,612	566,487	166,189
751,022	151,554	79,192	21,828
336,408	51,745	25,379	11,105
7,011	7,056	8,070	5,319
55,084	53	—	—
—	5,457	14,768	17,427
99,688	504,503	95,321	67,443
3,512,732	420,014	156,841	53,803
3,011	1	—	—
—	—	—	729
815,741	123,894	88,635	31,235

$61,603,702	$3,263,939	$11,113,067	$13,706,089

$9,306,049,812	$1,378,711,537	$723,283,545	$211,963,293

$159,088	$78,060	$34,880	$15,644
5,957,888,237	693,565,206	567,034,691	136,719,266
37,254,923	4,095,292	1,648	330,368
56,914,288	85,689,248	(22,605,977)	34,843,427

3,254,904,204	595,144,125	178,798,914	40,037,955
1,860	139,606	19,389	16,633
(1,072,788)	—	—	—

$9,306,049,812	$1,378,711,537	$723,283,545	$211,963,293

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Real Estate Fund	Small Cap Fund
Shares
Net assets	$89,892,104	$823,979,966
Shares outstanding	8,504,056	39,372,053
Net asset value and offering price per share	$10.57	$20.93
Institutional Shares
Net assets	—	—
Shares outstanding	—	—
Net asset value and offering price per share	—	—
Retirement Shares
Net assets	—	$5,854,323
Shares outstanding	—	283,849
Net asset value and offering price per share	—	$20.62
Class A
Net assets	—	$9,913
Shares outstanding	—	474
Net asset value per share(a)	—	$20.93	(b)
Maximum sales charge	—	5.75%
Maximum offering price per share(c)	—	$22.21
Class C
Net assets	—	$9,913
Shares outstanding	—	474
Net asset value and offering price per share(a)	—	$20.93	(b)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	Net asset value per share rounds due to fractional shares outstanding.
(c)	On sales of $50,000 or more the offering price is reduced.

See Notes to Financial Statements.

Value and Restructuring Fund		Emerging Markets Fund	International Fund	Pacific/Asia Fund

$8,951,377,336		$1,316,884,816	$723,283,545	$211,963,293
153,023,496		74,569,830	34,880,218	15,643,508
$58.50		$17.66	$20.74	$13.55

$346,400,817		$61,806,841	—	—
5,923,241		3,489,079	—	—
$58.48		$17.71	—	—

$8,251,685		—	—	—
141,164		—	—	—
$58.45		—	—	—

$9,987		$9,940	—	—
171		563	—	—
$58.50	(b)	$17.66	—	—
5.75%		5.75%	—	—
$62.07		$18.74	—	—

$9,987		$9,940	—	—
171		563	—	—
$58.50	(b)	$17.66	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund	Equity Income Fund	Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$3,546,857	$3,831,992	$3,658,645	$3,349,272
Dividends from affiliates	107,853	—	—	—
Interest	5,788	242,007	5,113	25,148
Foreign withholding tax	(10,153)	(26,783)	(64,299)	(38,831)

Total Investment Income	3,650,345	4,047,216	3,599,459	3,335,589
EXPENSES
Investment advisory fee	1,523,411	1,910,845	911,144	1,438,456
Administration fee	302,265	474,658	179,995	285,185
Distribution fee:
Retirement Shares	—	—	3	—
Class C	—	1	—	1
Shareholder servicing fee:
Shares	489,019	767,023	286,415	395,026
Institutional Shares	—	—	—	—
Retirement Shares	—	—	1	—
Class A	—	— *	—	— *
Class C	—	— *	—	— *
Transfer agent fee	76,435	229,156	37,821	44,673
Pricing and bookkeeping fees	6,176	7,574	4,869	5,799
Trustees’/Directors’ fees	10,049	12,068	10,117	10,698
Custody fees	20,301	53,592	7,926	43,410
Other expenses	49,534	92,982	32,136	63,366

Expenses before interest expense	2,477,190	3,547,899	1,470,427	2,286,614
Interest expense	—	—	767	—

Total Expenses	2,477,190	3,547,899	1,471,194	2,286,614
Fees waived/reimbursed by:
Investment Advisor	(192,494)	—	(103,496)	(307,056)
Administrator	(50,003)	(84,361)	(29,942)	(49,310)
Custody earnings credit	(709)	(24,631)	(2,686)	(167)

Net Expenses	2,233,984	3,438,907	1,335,070	1,930,081

NET INVESTMENT INCOME (LOSS)	1,416,361	608,309	2,264,389	1,405,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	22,797,514	62,876,823	6,277,732	9,770,059
Foreign currency transactions	2,139	489	6,499	(78)
Written options	—	—	(819,151)	—

Net realized gain (loss)	22,799,653	62,877,312	5,465,080	9,769,981

Net change in unrealized appreciation (depreciation) on:
Investments	15,881,664	36,758,500	7,191,091	31,489,584
Foreign currency translations	480	—	256	5,707
Written options	—	—	—	—

Net change in unrealized appreciation (depreciation)	15,882,144	36,758,500	7,191,347	31,495,291

Net Gain (Loss)	38,681,797	99,635,812	12,656,427	41,265,272

Net Increase (Decrease) Resulting from Operations	$40,098,158	$100,244,121	$14,920,816	$42,670,780

*	Rounds to less than $1.

See Notes to Financial Statements.

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Real Estate Fund	Small Cap Fund	Value and Restructuring Fund	Emerging Markets Fund	International Fund	Pacific/ Asia Fund

$1,695,781	$5,207,492	$1,285,928	$2,314,004	$121,552,689	$23,243,411	$8,434,736	$2,263,740
—	—	—	—	—	—	—	—
78,291	7,827	12,209	256,593	230,202	140,597	71,467	5,490
(65,616)	(59,725)	—	—	(978,162)	(3,316,927)	(719,668)	(249,995)

1,708,456	5,155,594	1,298,137	2,570,597	120,804,729	20,067,081	7,786,535	2,019,235

2,975,452	1,155,038	527,108	2,909,308	26,841,299	7,795,574	3,448,165	1,056,264
592,719	264,171	77,050	579,409	6,744,653	1,241,343	683,688	208,095

18	3,920	—	9,248	10,720	—	—	—
1	—	—	1	1	1	—	—

952,487	402,319	131,777	965,145	10,337,292	1,463,927	862,038	264,051
—	—	—	—	53,483	—	—	—
9	1,960	—	4,460	5,177	—	—	—
— *	—	—	— *	— *	— *	—	—
— *	—	—	— *	— *	— *	—	—
85,663	80,945	51,436	168,792	1,294,761	270,112	61,977	30,034
7,095	6,543	3,787	7,370	7,277	31,422	19,679	16,763
14,224	9,525	8,715	13,818	108,782	19,930	13,187	9,179
24,052	15,269	17,513	32,593	299,009	862,950	180,987	87,509
133,015	61,804	39,017	96,998	910,134	192,035	92,359	45,030

4,784,735	2,001,494	856,403	4,787,142	46,612,588	11,877,294	5,362,080	1,716,925
—	—	—	—	—	—	—	729

4,784,735	2,001,494	856,403	4,787,142	46,612,588	11,877,294	5,362,080	1,717,654

—	—	(185,528)	—	—	(209,969)	(97,225)	—
(101,901)	(44,647)	(11,519)	(101,031)	(1,134,346)	(160,676)	(87,154)	(26,109)
(4,509)	(6,679)	(472)	(7,428)	(39,177)	(28,826)	(1,999)	(2,678)

4,678,325	1,950,168	658,884	4,678,683	45,439,065	11,477,823	5,175,702	1,688,867

(2,969,869)	3,205,426	639,253	(2,108,086)	75,365,664	8,589,258	2,610,833	330,368

31,509,475	(470,779)	28,350,567	47,099,972	109,640,328	82,638,997	35,391,883	15,968,514
—	(160)	—	—	89,300	200,809	(51,306)	31,994
—	—	—	—	(3,139,781)	—	—	—

31,509,475	(470,939)	28,350,567	47,099,972	106,589,847	82,839,806	35,340,577	16,000,508

81,732,156	22,415,661	(37,721,175)	18,990,141	502,250,047	195,136,022	21,835,390	13,859,636
—	—	—	—	8,579	108,288	(2,407)	212,194
—	—	—	—	(3,916,046)	—	—	—

81,732,156	22,415,661	(37,721,175)	18,990,141	498,342,580	195,244,310	21,832,983	14,071,830

113,241,631	21,944,722	(9,370,608)	66,090,113	604,932,427	278,084,116	57,173,560	30,072,338

$110,271,762	$25,150,148	$(8,731,355)	$63,982,027	$680,298,091	$286,673,374	$59,784,393	$30,402,706

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Blended Equity Fund		Energy and Natural Resources Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$1,416,361	$2,888,780	$608,309	$1,256,040
Net realized gain (loss) on investments, foreign currency transactions and written options	22,799,653	50,141,770	62,877,312	49,290,030
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	15,882,144	(8,774,573)	36,758,500	(6,347,488)

Net increase resulting from operations	40,098,158	44,255,977	100,244,121	44,198,582

Distributions to Shareholders
From net investment income:
Shares	(1,986,751)	(2,741,626)	(692,460)	(1,125,652)
Institutional Shares	—	—	—	—
Retirement Shares	—	—	—	—
From net realized gains:
Shares	—	(62,158,929)	—	(96,892,494)

Total Distributions to Shareholders	(1,986,751)	(64,900,555)	(692,460)	(98,018,146)

Net Capital Share Transactions	(34,345,677)	(38,641,827)	114,033,169	28,989,505

Net increase (decrease) in net assets	3,765,730	(59,286,405)	213,584,830	(24,830,059)

NET ASSETS
Beginning of period	$401,022,805	$460,309,210	$497,675,881	$522,505,940

End of period	$404,788,535	$401,022,805	$711,260,711	$497,675,881

Undistributed net investment income, at end of period	$147,648	$718,038	$53,515	$137,666

See Notes to Financial Statements.

Equity Income Fund		Equity Opportunities Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$2,264,389	$3,898,080	$1,405,508	$1,493,522

5,465,080	6,722,840	9,769,981	(1,525,507)

7,191,347	16,574,010	31,495,291	31,286,902

14,920,816	27,194,930	42,670,780	31,254,917

(3,156,052)	(4,109,886)	(1,455,114)	(851,918)
—	—	(381,460)	(425,370)
(10)	(15)	—	—

—	—	—	—

(3,156,062)	(4,109,901)	(1,836,574)	(1,277,288)

(13,172,423)	8,064,710	30,922,416	121,147,723

(1,407,669)	31,149,739	71,756,622	151,125,352

$237,003,718	$205,853,979	$337,979,750	$186,854,398

$235,596,049	$237,003,718	$409,736,372	$337,979,750

$125,115	$1,016,788	$144,193	$575,259

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Large Cap Growth Fund		Mid Cap Value and Restructuring Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income (loss)	$(2,969,869)	$(4,255,930)	$3,205,426	$3,160,394
Net realized gain (loss) on investments and foreign currency transactions	31,509,475	11,805,044	(470,939)	8,602,300
Net realized gains from redemptions in-kind	—	—	—	23,046,664
Net change in unrealized appreciation (depreciation) on investments	81,732,156	37,708,433	22,415,661	(10,315,446)

Net increase (decrease) resulting from operations	110,271,762	45,257,547	25,150,148	24,493,912

Distributions to Shareholders
From net investment income:
Shares	—	—	(3,023,143)	(69,200)
Institutional Shares	—	—	(409,234)	(28,083)
Retirement Shares	—	—	(11,004)	—
Return of Capital:
Shares	—	—	—	—
From net realized gains:
Shares	—	—	—	(6,735)
Institutional Shares	—	—	—	(812)
Retirement Shares	—	—	—	—

Total Distributions to Shareholders	—	—	(3,443,381)	(104,830)

Net Capital Share Transactions	31,097,354	136,983,006	6,117,253	(36,769,439)

Net increase (decrease) in net assets	141,369,116	182,240,553	27,824,020	(12,380,357)

NET ASSETS
Beginning of period	$734,436,123	$552,195,570	$327,116,769	$339,497,126

End of period	$875,805,239	$734,436,123	$354,940,789	$327,116,769

Undistributed (overdistributed) net investment income, at end of period	$(2,969,869)	$—	$2,828,263	$3,066,218

See Notes to Financial Statements.

Real Estate Fund		Small Cap Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$639,253	$960,048	$(2,108,086)	$(4,043,832)

28,350,567	18,405,693	47,099,972	32,537,688
—	—	—	—

(37,721,175)	2,835,641	18,990,141	18,105,369

(8,731,355)	22,201,382	63,982,027	46,599,225

—	(1,161,313)	—	—
—	—	—	—
—	—	—	—

—	(640,355)	—	—

—	(18,263,524)	—	(43,578,479)
—	—	—	—
—	—	—	(3,801)

—	(20,065,192)	—	(43,582,280)

(53,402,517)	22,261,378	69,279,781	94,185,168

(62,133,872)	24,397,568	133,261,808	97,202,113

$152,025,976	$127,628,408	$696,592,307	$599,390,194

$89,892,104	$152,025,976	$829,854,115	$696,592,307

$1,168,448	$529,195	$(2,108,086)	$—

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Value and Restructuring Fund		Emerging Markets Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income (loss)	$75,365,664	$66,434,678	$8,589,258	$5,214,247
Net realized gain on investments, foreign currency transactions and written options	106,589,847	96,756,036	82,839,806	48,869,293
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	498,342,580	645,371,791	195,244,310	100,008,846

Net increase resulting from operations	680,298,091	808,562,505	286,673,374	154,092,386

Distributions to Shareholders
From net investment income:
Shares	(52,036,862)	(64,324,804)	(4,453,377)	(5,716,045)
Institutional Shares	(2,703,852)	(3,526,597)	(204,395)	(252,640)
Retirement Shares	(18,993)	(4,928)	—	—
From net realized gains:
Shares	—	—	—	(51,272,417)
Institutional Shares	—	—	—	(1,858,765)

Total Distributions to Shareholders	(54,759,707)	(67,856,329)	(4,657,772)	(59,099,867)

Net Capital Share Transactions	539,354,612	918,433,748	(37,717,544)	17,298,560

Net increase (decrease) in net assets	1,164,892,996	1,659,139,924	244,298,058	112,291,079

NET ASSETS
Beginning of period	$8,141,156,816	$6,482,016,892	$1,134,413,479	$1,022,122,400

End of period	$9,306,049,812	$8,141,156,816	$1,378,711,537	$1,134,413,479

Undistributed net investment income, at end of period	$37,254,923	$16,648,966	$4,095,292	$163,806

See Notes to Financial Statements.

International Fund		Pacific/Asia Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$2,610,833	$2,767,357	$330,368	$(95,162)
35,340,577	25,080,151	16,000,508	29,682,511
21,832,983	54,216,954	14,071,830	(22,701,298)

59,784,393	82,064,462	30,402,706	6,886,051

(2,909,679)	(2,551,050)	—	—
—	—	—	—
—	—	—	—

—	—	—	(7,507,933)
—	—	—	—

(2,909,679)	(2,551,050)	—	(7,507,933)

29,467,684	35,143,298	(31,571,856)	(30,209,902)

86,342,398	114,656,710	(1,169,150)	(30,831,784)

$636,941,147	$522,284,437	$213,132,443	$243,964,227

$723,283,545	$636,941,147	$211,963,293	$213,132,443

$1,648	$300,494	$330,368	$—

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Blended Equity Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Shares
Subscriptions	113,793	4,241,494	756,712	27,714,455
Subscriptions-in-kind	—	—	—	—
Distributions reinvested	22,057	820,980	748,017	26,093,797
Redemptions	(1,052,003)	(39,408,245)	(2,516,153)	(92,450,787)

Net increase (decrease)	(916,153)	(34,345,771)	(1,011,424)	(38,642,535)
Retirement Shares
Distributions reinvested	—	—	—	—

Class A
Subscriptions	—	—	—	—

Class C
Subscriptions	—	—	—	—

Redemption Fees	—	94	—	708

See Notes to Financial Statements.

Energy and Natural Resources Fund				Equity Income Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

8,707,393	225,076,874	7,858,261	196,905,145	966,389	9,544,654	4,666,621	41,851,327
—	—	—	—	—	—	526,198	4,483,204
20,786	543,368	3,247,628	72,274,154	53,793	527,860	77,298	675,808
(4,269,836)	(111,611,403)	(9,844,958)	(240,193,110)	(2,345,303)	(23,244,947)	(4,395,745)	(38,945,714)

4,458,343	114,008,839	1,260,931	28,986,189	(1,325,121)	(13,172,433)	874,372	8,064,625

—	—	—	—	2	10	1	15

362	10,000	—	—	—	—	—	—

362	10,000	—	—	—	—	—	—

—	4,330	—	3,316	—	—	—	70

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Equity Opportunities Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Shares
Subscriptions	3,925,144	59,329,430	11,404,243	151,491,788
Distributions reinvested	22,381	338,329	12,057	154,087
Redemptions	(1,407,877)	(21,193,858)	(2,227,805)	(29,659,176)

Net increase	2,539,648	38,473,901	9,188,495	121,986,699
Institutional Shares
Subscriptions	72,851	1,075,963	944,747	12,184,733
Distributions reinvested	3,270	49,371	3,799	48,632
Redemptions	(576,382)	(8,696,843)	(992,875)	(13,081,976)
Redemptions-in-kind	—	—	—	—

Net increase (decrease)	(500,261)	(7,571,509)	(44,329)	(848,611)
Retirement Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase	—	—	—	—
Class A
Subscriptions	633	10,000	—	—

Class C
Subscriptions	633	10,000	—	—

Redemption Fees	—	24	—	9,635

See Notes to Financial Statements.

Large Cap Growth Fund				Mid Cap Value and Restructuring Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

8,464,143	94,946,565	26,983,018	268,887,660	1,559,841	35,513,246	3,915,673	81,532,520
—	—	—	—	59,014	1,299,594	1,544	28,679
(6,290,633)	(70,638,170)	(14,969,954)	(147,806,621)	(1,296,696)	(29,206,361)	(2,387,520)	(47,782,321)

2,173,510	24,308,395	12,013,064	121,081,039	322,159	7,606,479	1,529,697	33,778,878

639,159	7,008,651	1,518,333	15,997,075	87,974	2,059,041	174,817	3,499,002
—	—	—	—	2,915	64,589	211	3,893
(23,086)	(255,856)	(10,095)	(106,750)	(184,991)	(4,291,248)	(435,896)	(8,797,430)
—	—	—	—	—	—	(3,464,185)	(66,339,150)

616,073	6,752,795	1,508,238	15,890,325	(94,102)	(2,167,618)	(3,725,053)	(71,633,685)

745	8,171	172	1,807	36,280	821,293	51,153	1,086,065
—	—	—	—	506	11,004	—	—
(77)	(822)	—	—	(6,911)	(153,942)	(118)	(2,475)

668	7,349	172	1,807	29,875	678,355	51,035	1,083,590

821	10,000	—	—	—	—	—	—

821	10,000	—	—	—	—	—	—

—	8,815	—	9,835	—	37	—	1,778

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

Real Estate Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Shares
Subscriptions	693,818	6,807,191	6,066,112	67,240,470
Distributions reinvested	—	—	910,832	9,232,819
Redemptions	(5,381,002)	(60,209,720)	(4,921,193)	(54,217,167)

Net increase (decrease)	(4,687,184)	(53,402,529)	2,055,751	22,256,122
Institutional Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase (decrease)	—	—	—	—
Retirement Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase	—	—	—	—
Class A
Subscriptions	—	—	—	—

Class C
Subscriptions	—	—	—	—

Redemption Fees	—	12	—	5,256

See Notes to Financial Statements.

Small Cap Fund				Value and Restructuring Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

7,113,887	144,947,132	11,007,156	202,519,992	20,544,409	1,192,492,183	40,342,962	2,018,418,152
—	—	873,688	15,909,286	737,965	42,355,044	1,056,240	51,956,233
(3,914,296)	(79,465,976)	(6,873,489)	(126,011,173)	(11,223,117)	(646,514,862)	(24,661,734)	(1,238,518,628)

3,199,591	65,481,156	5,007,355	92,418,105	10,059,257	588,332,365	16,737,468	831,855,757

—	—	—	—	1,060,844	62,185,075	2,608,744	127,478,205
—	—	—	—	39,759	2,272,698	59,732	2,938,434
—	—	—	—	(1,996,347)	(118,375,818)	(921,391)	(45,845,721)

—	—	—	—	(895,744)	(53,918,045)	1,747,085	84,570,918

235,936	4,746,659	100,714	1,845,960	92,865	5,225,317	62,302	3,214,887
—	—	211	3,801	331	18,993	99	4,928
(48,373)	(968,034)	(4,702)	(85,527)	(5,912)	(339,933)	(26,673)	(1,242,118)

187,563	3,778,625	96,223	1,764,234	87,284	4,904,377	35,728	1,977,697

474	10,000	—	—	171	10,000	—	—

474	10,000	—	—	171	10,000	—	—

—	—	—	2,829	—	15,915	—	29,376

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Emerging Markets Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Shares
Subscriptions	6,757,305	107,664,154	28,426,163	377,247,582
Distributions reinvested	182,628	2,891,003	2,899,020	39,144,568
Redemptions	(10,051,799)	(156,851,513)	(32,751,548)	(412,372,175)

Net increase (decrease)	(3,111,866)	(46,296,356)	(1,426,365)	4,019,975
Institutional Shares
Subscriptions	794,138	13,112,540	889,054	12,242,049
Distributions reinvested	2,566	40,715	104,377	1,425,589
Redemptions	(282,072)	(4,597,514)	(35,905)	(493,380)

Net increase	514,632	8,555,741	957,526	13,174,258
Class A
Subscriptions	563	10,000	—	—

Class C
Subscriptions	563	10,000	—	—

Redemption Fees	—	3,071	—	104,327

See Notes to Financial Statements.

International Fund				Pacific / Asia Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

3,614,402	72,232,863	12,392,725	216,269,580	373,873	4,683,328	3,211,949	36,092,669
34,970	698,358	53,302	824,056	—	—	244,088	2,750,870
(2,181,567)	(43,463,758)	(10,667,987)	(182,002,787)	(2,916,521)	(36,255,186)	(6,281,359)	(69,083,541)

1,467,805	29,467,463	1,778,040	35,090,849	(2,542,648)	(31,571,858)	(2,825,322)	(30,240,002)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	221	—	52,449	—	2	—	30,100

See Notes to Financial Statements.

Financial Highlights – Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.36		$37.27	$36.12	$33.64	$25.67	$35.17

Income from Investment Operations:
Net investment income	0.14	(a)	0.25 (a)	0.19 (a)	0.30 (a)	0.14	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.51		3.61	3.67	2.66	7.99	(7.97)

Total from Investment Operations	3.65		3.86	3.86	2.96	8.13	(7.80)

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.23)	(0.21)	(0.28)	(0.16)	(0.15)
From net realized gains	—		(5.54)	(2.50)	(0.20)	—	(1.55)

Total Distributions to Shareholders	(0.18)		(5.77)	(2.71)	(0.48)	(0.16)	(1.70)

Net Asset Value, End of Period	$38.83		$35.36	$37.27	$36.12	$33.64	$25.67
Total return (b)(c)	10.35	%(d)	10.66%	11.10%	8.85%	31.75%	(22.45)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.10	%(f)	1.10%	1.08%	1.05%	0.99%	0.96%
Waiver/Reimbursement	0.12	%(f)	0.11%	0.13%	0.19%	0.11%	0.15%
Net investment income (e)	0.70	%(f)	0.68%	0.53%	0.86%	0.45%	0.59%
Portfolio turnover rate	4	%(d)	10%	22%	19%	24%	36%
Net assets, end of period (000’s)	$404,789		$401,023	$460,309	$466,903	$573,242	$469,013

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$23.30		$25.99		$22.34		$16.45		$11.72		$14.40

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	0.06	(a)	—	(a)(b)	0.02	(a)	0.06		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	4.26		2.50		9.04		6.99		4.71		(2.67)

Total from Investment Operations	4.28		2.56		9.04		7.01		4.77		(2.63)

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.06)		—		(0.05)		(0.04)		(0.05)
From net realized gains	—		(5.19)		(5.39)		(1.07)		—		—

Total Distributions to Shareholders	(0.03)		(5.25)		(5.39)		(1.12)		(0.04)		(0.05)

Net Asset Value, End of Period	$27.55		$23.30		$25.99		$22.34		$16.45		$11.72
Total return (c)	18.37	%(d)(e)	10.84	%(d)	41.42%		43.97	%(d)	40.84	%(d)	(18.30	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.08	%(g)	1.12%		1.13%		1.10%		0.99%		1.01%
Waiver/Reimbursement	0.03	%(g)	0.01%		—		0.05%		0.14%		0.18%
Net investment income (loss)(f)	0.19	%(g)	0.25%		(0.01)%		0.12%		0.45%		0.35%
Portfolio turnover rate	99	%(e)	279%		234%		111%		91%		78%
Net assets, end of period (000’s)	$711,241		$497,676		$522,506		$292,333		$150,035		$92,440

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Energy and Natural Resources Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$27.64

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.09)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$27.55
Total return (d)(e)(f)	(0.33)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.49%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.21)%
Portfolio turnover rate (e)	99%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Energy and Natural Resources Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$27.64

Income from Investment Operations:
Net investment loss (b)	(0.01)
Net realized and unrealized loss on investments and foreign currency	(0.08)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$27.55
Total return (c)(d)(e)	(0.33)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	2.24%
Waiver/Reimbursement (g)	0.05%
Net investment loss (f)(g)	(1.96)%
Portfolio turnover rate (d)	99%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Equity Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,			Period Ended March 31, 2004 (a)
Shares			2007	2006	2005
Net Asset Value, Beginning of Period	$9.51		$8.56	$8.39	$7.76	$7.00

Income from Investment Operations:
Net investment income	0.09	(b)	0.16 (b)	0.20 (b)	0.19 (b)	0.07
Net realized and unrealized gain on investments, foreign currency and written options	0.51		0.96	0.17	0.63	0.73

Total from Investment Operations	0.60		1.12	0.37	0.82	0.80

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.17)	(0.18)	(0.17)	(0.04)
From net realized gains	—		—	(0.02)	(0.02)	—

Total Distributions to Shareholders	(0.13)		(0.17)	(0.20)	(0.19)	(0.04)

Net Asset Value, End of Period	$9.98		$9.51	$8.56	$8.39	$7.76
Total return (c)(d)	6.33	%(e)	13.29%	4.62%	10.73%	11.48	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.10	%(g)	1.10%	1.06%	1.05%	1.05	%(g)
Interest expense	—	%(g)(h)	—	—	—	—
Net expenses (f)	1.10	%(g)	1.10%	1.06%	1.05%	1.05	%(g)
Waiver/Reimbursement	0.11	%(g)	0.11%	0.16%	0.21%	0.12	%(g)
Net investment income (f)	1.87	%(g)	1.80%	2.41%	2.35%	2.44	%(g)
Portfolio turnover rate	6	%(e)	27%	46%	19%	6	%(e)
Net assets, end of period (000’s)	$235,595		$237,003	$205,853	$195,668	$100,024

(a)	Shares commenced operations on September 30, 2003. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.
(h)	Rounds to less than 0.01%.

See Notes to Financial Statements.

Financial Highlights – Equity Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005
Net Asset Value, Beginning of Period	$14.17		$12.70	$10.98	$10.00

Income from Investment Operations:
Net investment income (a)	0.05		0.07	0.07	0.08
Net realized and unrealized gain on investments and foreign currency	1.67		1.47	1.70	0.95

Total from Investment Operations	1.72		1.54	1.77	1.03

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.07)	(0.05)	(0.04)
From net realized gains	—		—	—	(0.01)

Total Distributions to Shareholders	(0.07)		(0.07)	(0.05)	(0.05)

Net Asset Value, End of Period	$15.82		$14.17	$12.70	$10.98
Total return (b)(c)	12.16	%(d)	12.18%	16.16%	10.30%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.05	%(f)	1.04%	1.05%	1.05%
Waiver/Reimbursement	0.19	%(f)	0.20%	0.26%	0.54%
Net investment income (e)	0.70	%(f)	0.56%	0.57%	0.74%
Portfolio turnover rate	12	%(d)	11%	17%	13%
Net assets, end of period (000’s)	$350,542		$277,877	$132,406	$43,579

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Equity Opportunities Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$15.80

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized gain on investments and foreign currency	0.02

Total from Investment Operations	0.02

Net Asset Value, End of Period	$15.82
Total return (d)(e)(f)	0.13%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.16%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.63)%
Portfolio turnover rate (e)	12%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Equity Opportunities Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$15.80

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized gain on investments and foreign currency	0.02

Total from Investment Operations	0.02

Net Asset Value, End of Period	$15.82
Total return (d)(e)(f)	0.13%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.91%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.39)%
Portfolio turnover rate (e)	12%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.60		$9.91	$8.04	$7.71	$5.79	$8.83

Income from Investment Operations:
Net investment loss (a)	(0.04)		(0.07)	(0.04)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.59		0.76	1.91	0.38	1.97	(3.03)

Total from Investment Operations	1.55		0.69	1.87	0.33	1.92	(3.04)

Net Asset Value, End of Period	$12.15		$10.60	$9.91	$8.04	$7.71	$5.79
Total return (b)(c)	14.62	%(d)	6.96%	23.26%	4.28%	33.16%	(34.43)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.19	%(f)	1.20%	1.10%	1.05%	1.05%	1.04%
Waiver/Reimbursement	0.03	%(f)	—	0.13%	0.23%	0.13%	0.17%
Net investment loss (e)	(0.76	)%(f)	(0.68)%	(0.48)%	(0.59)%	(0.74)%	(0.21)%
Portfolio turnover rate	23	%(d)	33%	24%	25%	79%	56%
Net assets, end of period (000’s)	$849,897		$718,424	$552,194	$210,060	$127,231	$73,894

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Large Cap Growth Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$12.18

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.03)

Total from Investment Operations	(0.03)

Net Asset Value, End of Period	$12.15
Total return (d)(e)(f)	(0.25)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.42%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.36)%
Portfolio turnover rate (e)	23%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Large Cap Growth Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$12.18

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.03)

Total from Investment Operations	(0.03)

Net Asset Value, End of Period	$12.15
Total return (d)(e)(f)	(0.25)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.17%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(2.12)%
Portfolio turnover rate (e)	23%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Mid Cap Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$21.61		$19.64	$16.77	$15.75		$10.24		$13.29

Income from Investment Operations:
Net investment income (a)	0.20		0.23	— (b)	0.23		0.03		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		1.75	2.90	1.02		5.51		(3.05)

Total from Investment Operations	1.67		1.98	2.90	1.25		5.54		(3.03)

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.01)	(0.03)	(0.23)		(0.03)		(0.02)
From net realized gains	—		— (b)	—	—		—		—

Total Distributions to Shareholders	(0.22)		(0.01)	(0.03)	(0.23)		(0.03)		(0.02)

Net Asset Value, End of Period	$23.06		$21.61	$19.64	$16.77		$15.75		$10.24
Total return (c)	7.77	%(d)(e)	10.07%	17.32%	7.93	%(d)	54.21	%(d)	(22.81	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.12	%(g)	1.13%	1.13%	1.06%		0.99%		1.01%
Waiver/Reimbursement	0.03	%(g)	—	—	0.10%		0.24%		0.14%
Net investment income (f)	1.78	%(g)	1.12%	0.02%	1.42%		0.24%		0.20%
Portfolio turnover rate	4	%(e)	25%	23%	28%		13%		28%
Net assets, end of period (000’s)	$321,636		$294,452	$237,531	$214,844		$186,720		$81,146

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Real Estate Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.52		$11.46	$9.30	$9.17	$6.61	$7.10

Income from Investment Operations:
Net investment income (a)	0.07		0.08	0.08	0.17	0.29	0.28
Net realized and unrealized gain (loss) on investments	(1.02)		1.78	3.10	0.68	2.64	(0.52)

Total from Investment Operations	(0.95)		1.86	3.18	0.85	2.93	(0.24)

Less Distributions to Shareholders:
From net investment income	—		(0.08)	(0.19)	(0.22)	(0.31)	(0.25)
From net realized gains	—		(1.66)	(0.83)	(0.50)	(0.06)	—
Return of capital	—		(0.06)	—	—	—	—

Total Distributions to Shareholders	—		(1.80)	(1.02)	(0.72)	(0.37)	(0.25)

Net Asset Value, End of Period	$10.57		$11.52	$11.46	$9.30	$9.17	$6.61
Total return (b)(c)	(8.25	)%(d)	19.36%	36.03%	9.90%	45.65%	(3.49)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.25	%(f)	1.25%	1.23%	1.20%	1.20%	1.17%
Waiver/Reimbursement	0.38	%(f)	0.28%	0.29%	0.36%	0.15%	0.06%
Net investment income (e)	1.22	%(f)	0.71%	0.77%	1.89%	3.67%	4.09%
Portfolio turnover rate	41	%(d)	38%	14%	17%	38%	23%
Net assets, end of period (000’s)	$89,892		$152,026	$127,628	$112,889	$122,874	$79,374

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006		2005		2004		2003
Net Asset Value, Beginning of Period	$19.21		$19.23	$16.14		$14.59		$8.47		$12.19

Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.12)	(0.11)		(0.10)		(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	1.78		1.36	4.09		1.65		6.14		(3.69)

Total from Investment Operations	1.72		1.24	3.98		1.55		6.12		(3.72)

Less Distributions to Shareholders:
From net realized gains	—		(1.26)	(0.89)		—		—		—

Net Asset Value, End of Period	$20.93		$19.21	$19.23		$16.14		$14.59		$8.47
Total return (b)	8.95	%(c)(d)	6.83%	25.37	%(d)	10.62	%(d)	72.26	%(d)	(30.52	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.21	%(f)	1.22%	1.09%		1.05%		0.83%		0.83%
Waiver/Reimbursement	0.03	%(f)	—	0.02%		0.03%		0.15%		0.22%
Net investment loss (e)	(0.54	)%(f)	(0.66)%	(0.64)%		(0.64)%		(0.20)%		(0.31)%
Portfolio turnover rate	35	%(c)	52%	65%		61%		82%		105%
Net assets, end of period (000’s)	$823,980		$694,765	$599,389		$488,221		$352,457		$156,324

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Not annualized.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Small Cap Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$21.11

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.18)

Total from Investment Operations	(0.18)

Net Asset Value, End of Period	$20.93
Total return (d)(e)(f)	(0.85)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.36%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.34)%
Portfolio turnover rate (e)	35%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Small Cap Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$21.11

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.18)

Total from Investment Operations	(0.18)

Net Asset Value, End of Period	$20.93
Total return (d)(e)(f)	(0.85)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.11%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(2.09)%
Portfolio turnover rate (e)	35%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$54.33		$49.36	$41.40	$37.57		$23.66		$32.63

Income from Investment Operations:
Net investment income	0.49	(a)	0.45 (a)	0.53 (a)	0.34	(a)	0.24		0.17
Net realized and unrealized gain (loss) on investments, foreign currency and written options	4.03		5.00	7.88	3.83		13.90		(9.01)

Total from Investment Operations	4.52		5.45	8.41	4.17		14.14		(8.84)

Less Distributions to Shareholders:
From net investment income	(0.35)		(0.48)	(0.45)	(0.34)		(0.23)		(0.13)

Net Asset Value, End of Period	$58.50		$54.33	$49.36	$41.40		$37.57		$23.66
Total return (b)	8.34	(c)(d)	11.14%	20.45%	11.16	%(c)	60.06	%(c)	(27.13	)%(c)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.03	%(f)	1.05%	1.05%	1.07%		0.99%		0.99%
Waiver/Reimbursement	0.03	%(f)	—	—	0.02%		0.15%		0.13%
Net investment income (e)	1.68	%(f)	0.90%	1.18%	0.87%		0.78%		0.65%
Portfolio turnover rate	5	%(d)	13%	12%	8%		4%		16%
Net assets, end of period (000’s)	$8,951,377		$7,767,713	$6,230,754	$4,469,075		$3,244,851		$1,558,721

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Value and Restructuring Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$58.58

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments, foreign currency and written options	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$58.50
Total return (d)(e)(f)	(0.13)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.24%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.10)%
Portfolio turnover rate (e)	5%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Value and Restructuring Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$58.58

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments, foreign currency and written options	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$58.50
Total return (d)(e)(f)	(0.13)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.99%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.86)%
Portfolio turnover rate (e)	5%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.06		$12.60	$8.73	$7.67	$4.12	$4.95

Income from Investment Operations:
Net investment income	0.11	(a)	0.07 (a)	0.10 (a)	0.12 (a)	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.55		2.16	3.87	1.18	3.55	(0.84)

Total from Investment Operations	3.66		2.23	3.97	1.30	3.60	(0.82)

Less Distributions to Shareholders:
From net investment income	(0.06)		(0.08)	(0.10)	(0.08)	(0.05)	(0.01)
From net realized gains	—		(0.69)	—	(0.16)	—	—

Total Distributions to Shareholders	(0.06)		(0.77)	(0.10)	(0.24)	(0.05)	(0.01)

Net Asset Value, End of Period	$17.66		$14.06	$12.60	$8.73	$7.67	$4.12
Total return (b)(c)	26.07	%(d)	17.98%	45.85%	17.07%	87.57%	(16.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.85	%(f)	1.85%	1.81%	1.70%	1.65%	1.61%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.11%	0.20%	0.27%	0.23%
Net investment income (e)	1.37	%(f)	0.50%	1.00%	1.44%	0.81%	0.51%
Portfolio turnover rate	9	%(d)	16%	7%	21%	14%	43%
Net assets, end of period (000’s)	$1,316,885		$1,092,481	$996,666	$433,168	$209,161	$30,049

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Emerging Markets Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$17.77

Income from Investment Operations:
Net investment income (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.11)

Total from Investment Operations	(0.11)

Net Asset Value, End of Period	$17.66
Total return (d)(e)(f)	(0.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.50%
Waiver/Reimbursement (h)	0.05%
Net investment income (g)(h)	0.85%
Portfolio turnover rate (e)	9%
Net assets, end of period (000’s)	$10

(a)	Class A Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Emerging Markets Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$17.77

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.11)

Total from Investment Operations	(0.11)

Net Asset Value, End of Period	$17.66
Total return (d)(e)(f)	(0.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.25%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.10)%
Portfolio turnover rate (e)	9%
Net assets, end of period (000’s)	$10

(a)	Class C Shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

Financial Highlights – International Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.06		$16.51	$13.05	$11.28	$6.83	$9.75

Income from Investment Operations:
Net investment income	0.08	(a)	0.09 (a)	0.07 (a)	0.06 (a)	0.09	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.54	3.51	1.71	4.44	(2.99)

Total from Investment Operations	1.76		2.63	3.58	1.77	4.53	(2.89)

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.08)	(0.12)	— (b)	(0.08)	(0.03)

Net Asset Value, End of Period	$20.74		$19.06	$16.51	$13.05	$11.28	$6.83
Total return (c)(d)	9.27	%(e)	16.03%	27.70%	15.71%	66.51%	(29.72)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.50	%(g)	1.50%	1.50%	1.50%	1.38%	1.40%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.08%	0.11%	0.11%	0.17%
Net investment income (f)	0.76	%(g)	0.49%	0.52%	0.52%	0.92%	0.55%
Portfolio turnover rate	17	%(e)	28%	26%	66%	58%	73%
Net assets, end of period (000’s)	$723,284		$636,941	$522,284	$240,322	$130,143	$89,679

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$11.72		$11.61		$8.88		$8.44		$5.21		$6.68

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	—	(a)(b)	0.02	(a)	0.03	(a)	0.01		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		0.50		2.82		0.42		3.22		(1.43)

Total from Investment Operations	1.83		0.50		2.84		0.45		3.23		(1.42)

Less Distributions to Shareholders:
From net investment income	—		—		(0.11)		(0.01)		—		(0.05)
From net realized gains	—		(0.39)		—		—		—		—

Total Distributions to Shareholders	—		(0.39)		(0.11)		(0.01)		—		(0.05)

Net Asset Value, End of Period	$13.55		$11.72		$11.61		$8.88		$8.44		$5.21
Total return (c)	15.61	%(d)(e)	4.40%		32.35	%(d)	5.32	%(d)	62.00	%(d)	(21.44	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.60	%(g)	1.61%		1.59%		1.50%		1.45%		1.51%
Interest expense	—	%(g)(h)	—		—		—		—		—
Net expenses (f)	1.60	%(g)	1.61%		1.59%		1.50%		1.45%		1.51%
Waiver/Reimbursement	0.03	%(g)	—		0.03%		0.14%		0.13%		0.15%
Net investment income (loss) (f)	0.31	%(g)	(0.04)%		0.22%		0.35%		0.20%		0.15%
Portfolio turnover rate	20	%(e)	92%		68%		90%		58%		73%
Net assets, end of period (000’s)	$211,963		$213,132		$243,964		$134,579		$114,830		$27,330

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.
(h)	Rounds to less than 0.01%.

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1. Organization

Excelsior Funds, Inc. (“Excelsior Fund”) is organized as a Maryland Corporation. Excelsior Funds Trust (the “Trust”) is organized as a Delaware business trust. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Information presented in these financial statements pertains to the following funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Blended Equity Fund

Energy and Natural Resources Fund

Large Cap Growth Fund

Real Estate Fund

Small Cap Fund

Value and Restructuring Fund

Emerging Markets Fund

International Fund

Pacific/Asia Fund

The Trust:

Equity Income Fund

Equity Opportunities Fund

Mid Cap Value and Restructuring Fund

Each Fund is diversified, with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which is non-diversified.

Investment Objectives

Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good, long-term values not currently recognized in the market prices of their securities. Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural resources groups of industries. The Fund may also invest, to a more limited extent, in gold and other precious metal bullion and coins. Equity Income Fund seeks total return on its assets through capital appreciation and income. Equity Opportunities Fund and International Fund each seeks total return on its assets through long-term capital appreciation. Large Cap Growth Fund seeks superior, long-term capital appreciation by investing in larger companies whose growth prospects, in the opinion of the Advisor, appear to exceed that of the overall market. Mid Cap Value and Restructuring Fund and Value and Restructuring Fund each seeks long-term capital appreciation by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts (REITs) and

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

other companies principally engaged in the real estate business. Small Cap Fund, Emerging Markets Fund and Pacific/Asia Fund each seeks long-term capital appreciation.

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 2.25 billion shares of Blended Equity Fund; 3.0 billion shares each of Large Cap Growth Fund and Emerging Markets Fund; 2.5 billion shares each of Energy and Natural Resources Fund and Small Cap Fund; 3.5 billion shares of Value and Restructuring Fund; 1.0 billion shares of Pacific/Asia Fund; 1.375 billion shares of International Fund; and 500 million shares of Real Estate Fund. The Trust may issue an unlimited number of shares of beneficial interest of each class of each Fund, with a par value of $0.00001.

Blended Equity Fund, Real Estate Fund, International Fund and Pacific/Asia Fund each offers one class of shares: Shares. Equity Income Fund offers two classes of shares: Shares and Retirement Shares. Energy and Natural Resources Fund offers three classes of shares: Shares, Class A Shares and Class C Shares. Mid Cap Value and Restructuring Fund offers three classes of shares: Shares, Institutional Shares and Retirement Shares. Equity Opportunities Fund and Emerging Markets Fund offer four classes of shares: Shares, Class A Shares, Class C Shares and Institutional Shares. Small Cap Fund offers four classes of shares: Shares, Class A Shares, Class C Shares and Retirement Shares. Large Cap Growth Fund and Value and Restructuring Fund offer five classes of shares: Shares, Class A Shares, Class C Shares, Institutional Shares and Retirement Shares. The Class A Shares and Class C Shares commenced operations on September 28, 2007 and commenced public offering of shares on October 1, 2007. The financial highlights of the Institutional Shares and Retirement Shares of the Funds are presented separately.

Shares, Institutional Shares and Retirement Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares and Retirement Shares, as described in the Funds’ prospectuses. Class A Shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A Shares purchased without an initial sales charge in accounts aggregating from $1 million up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class C Shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Options

Certain Funds may write call and put options on securities they own or in which they may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When the Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Each Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. Each Fund may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying transaction to determine the realized gain or loss.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds’ investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds are also exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses), are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for each Fund except Emerging Markets Fund, International Fund and Pacific/Asia Fund, which declare and pay dividends semi-annually. Net realized capital gains, if any, are distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-date.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund and the Trust, and by contract, the Board of Directors with regard to Excelsior Fund, and the Board of Trustees with regard to the Trust, are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund and the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 3. Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income*	Long-Term Capital Gains	Return of Capital
Blended Equity Fund	$3,124,137	$61,776,418	$—
Energy and Natural Resources Fund	39,548,106	58,470,040	—
Equity Income Fund	4,109,901	—	—
Equity Opportunities Fund	1,277,288	—	—
Large Cap Growth Fund	—	—	—
Mid Cap Value and Restructuring Fund	97,283	7,547	—
Real Estate Fund	950,031	18,297,188	817,973
Small Cap Fund	2,271,022	41,311,258	—
Value and Restructuring Fund	67,856,329	—	—
Emerging Markets Fund	7,542,032	51,557,835	—
International Fund	2,551,050	—	—
Pacific/Asia Fund	—	7,507,933	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Blended Equity Fund	$202,175,600	$(2,815,329)	$199,360,271
Energy and Natural Resources Fund	98,251,168	(9,672,232)	88,578,936
Equity Income Fund	50,172,694	(1,606,312)	48,566,382
Equity Opportunities Fund	98,827,567	(11,693,053)	87,134,514
Large Cap Growth Fund	229,089,580	(23,403,331)	205,686,249
Mid Cap Value and Restructuring Fund	148,178,220	(10,740,360)	137,437,860
Real Estate Fund	16,134,694	(1,295,246)	14,839,448
Small Cap Fund	244,409,519	(16,525,788)	227,883,731
Value and Restructuring Fund	3,535,111,311	(280,207,107)	3,254,904,204
Emerging Markets Fund	606,755,147	(11,611,022)	595,144,125
International Fund	203,419,865	(24,620,951)	178,798,914
Pacific/Asia Fund	49,076,614	(9,038,659)	40,037,955

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2010	2011	2012	2013	2014	2015	Total
Equity Opportunities Fund	$—	$—	$—	$—	$880,333	$2,193,825	$3,074,158
Large Cap Growth Fund	18,217,588	83,374,895	22,030,449	480,165	—	—	124,103,097
Value and Restructuring Fund	—	19,930,042	27,363,534	—	—	—	47,293,576
Emerging Markets Fund	—	—	1,247,253	—	36,739	—	1,283,992
International Fund	—	41,230,170	15,141,185	—	—	—	56,371,355

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Blended Equity Fund	0.75%
Energy and Natural Resources Fund	0.60%
Equity Income Fund	0.75%
Equity Opportunities Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Real Estate Fund	1.00%
Small Cap Fund	0.75%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Fund	1.00%
Pacific/Asia Fund	1.00%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. (excluding Emerging Markets Fund, International Fund, International Equity Fund and Pacific/Asia Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Columbia is entitled to an administration fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of Emerging Markets Fund, International Fund, Pacific/Asia Fund (each a separate series of Excelsior Fund) (collectively, the “international equity series”).

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

this arrangement at any time. For the six months ended September 30, 2007, the effective administration fee rate before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers, as a percentage of each Fund’s average net assets, was 0.13% for each Fund with the exception of the international equity series of Excelsior Fund and the Trust, which was 0.18%.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Blended Equity Fund	$224,558	$24,825
Energy and Natural Resources Fund	345,989	43,624
Equity Income Fund	133,872	14,343
Equity Opportunities Fund	209,320	24,218
Large Cap Growth Fund	434,339	53,449
Mid Cap Value and Restructuring Fund	195,276	21,615
Real Estate Fund	58,311	4,017
Small Cap Fund	424,975	53,659
Value and Restructuring Fund	4,990,424	648,811
Emerging Markets Fund	994,812	138,116
International Fund	549,244	72,182
Pacific/Asia Fund	167,503	19,791

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007, Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund under these agreements were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Blended Equity Fund	$2,740	$2,740
Energy and Natural Resources Fund	13,501	13,501
Equity Income Fund	319	319
Equity Opportunities Fund	413	413
Large Cap Growth Fund	3,167	3,167
Mid Cap Value and Restructuring Fund	3,057	3,057
Real Estate Fund	1,364	1,364
Small Cap Fund	9,364	9,364
Value and Restructuring Fund	79,159	79,159
Emerging Markets Fund	14,044	14,044
International Fund	2,721	2,721
Pacific/Asia Fund	846	846

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Blended Equity Fund	$376,465	$59,726
Energy and Natural Resources Fund	177,243	29,735
Equity Income Fund	284,949	44,682
Equity Opportunities Fund	365,923	61,307
Large Cap Growth Fund	778,970	132,290
Mid Cap Value and Restructuring Fund	245,599	38,544
Real Estate Fund	79,233	11,298
Small Cap Fund	654,098	110,912
Value and Restructuring Fund	1,585,978	253,339
Emerging Markets Fund	499,316	83,024
International Fund	756,281	123,363
Pacific/Asia Fund	219,171	33,938

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

Certain Funds have adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Funds to compensate and/or reimburse the Distributor monthly for services that are intended to result in the sale of certain classes’ shares. Equity Income Fund, Equity Opportunities Fund and Mid Cap Value and Restructuring Fund, which have adopted a Distribution Plan for the Shares Class of the Funds, may pay distribution fees in an amount not to exceed the annual rate of 0.25% of the average daily net assets applicable to each Fund’s Shares Class. Fees are not currently being paid under the Distribution Plan with respect to the Shares Class. Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund, which have adopted a Distribution Plan for the Retirement Shares of the Funds, may pay distribution fees in an amount not to exceed the annual rate at 0.50% of the average daily net assets applicable to each Fund’s Retirement Shares.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The Funds have adopted a combined shareholder servicing and distribution plan for the Class A Shares of the Funds. Fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund. The Funds have also adopted a shareholder servicing plan and a Distribution Plan for the Class C Shares of the Funds. Fees are calculated at the annual rates of 0.25% and 0.75%, respectively, of the average daily net assets of the Class C Shares of each Fund.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Shares	Class A Shares	Class C Shares	Institutional Shares	Retirement Shares
Blended Equity Fund	1.10%	—	—	—	—
Energy and Natural Resources Fund	1.25%	1.36%	2.11%	—	—
Equity Income Fund	1.10%	—	—	—	1.60%
Equity Opportunities Fund	1.05%	1.16%	1.91%	0.80%	—
Large Cap Growth Fund	1.20%	1.31%	2.06%	0.95%	1.70%
Mid Cap Value and Restructuring Fund	1.14%	—	—	0.89%	1.64%
Real Estate Fund	1.25%	—	—	—	—
Small Cap Fund	1.25%	1.36%	2.11%	—	1.75%
Value and Restructuring Fund	1.14%	1.25%	2.00%	0.89%	1.64%
Emerging Markets Fund	1.85%	1.96%	2.71%	1.60%	—
International Fund	1.50%	—	—	—	—
Pacific/Asia Fund	1.65%	—	—	—	—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Blended Equity Fund	$17,993,824	$53,095,729
Energy and Natural Resources Fund	671,154,554	575,319,844
Equity Income Fund	14,928,429	32,254,979
Equity Opportunities Fund	79,328,993	45,219,507
Large Cap Growth Fund	206,389,492	178,370,279
Mid Cap Value and Restructuring Fund	25,982,805	13,336,796
Real Estate Fund	43,255,951	98,722,003
Small Cap Fund	318,595,424	261,032,530
Value and Restructuring Fund	957,697,128	419,229,579
Emerging Markets Fund	104,328,781	116,919,241
International Fund	144,354,480	113,223,499
Pacific/Asia Fund	42,170,107	68,017,349

Note 6. Redemption In-Kind

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of a Fund’s shares (redemption in-kind). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on the redemptions in-kind are not recognized for tax purposes, and are reclassified from realized gain (loss) to paid-in capital in excess of par value.

Note 7. Line of Credit

Effective September 17, 2007, the Funds and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for temporary or emergency purposes. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

Prior to September 17, 2007, the Funds participated in a $150,000,000 uncommitted line of credit provided by JPMorgan Chase, under similar borrowing terms.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the average daily loan balance outstanding on days where borrowing existed and the weighted average interest rates for the Fund that participated in these agreements were as follows:

	Average Borrowings	Weighted Average Interest Rates
Equity Income Fund	$1,000,000	5.525%
Pacific/Asia Fund	$1,250,000	5.266%

Note 8. Redemption Fees

Each Fund may assess, subject to limited exceptions, a 2.00% redemption fee on shares that are redeemed within 60 days of their purchase. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. Prior to August 1, 2007, the redemption fee was assessed, subject to limited exceptions, on Fund shares redeemed within 30 days of their purchase. For the six months ended September 30, 2007, the Funds assessed redemption fees as follows:

Redemption Fees
Blended Equity Fund	$94
Energy and Natural Resources Fund	4,330
Equity Opportunities Fund	24
Large Cap Growth Fund	8,815
Mid Cap Value and Restructuring Fund	37
Real Estate Fund	12
Value and Restructuring Fund	15,915
Emerging Markets Fund	3,071
International Fund	221
Pacific/Asia Fund	2

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 9. Concentration of Ownership

As of September 30, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein is as follows:

	Number of Shareholders	% of Shares Outstanding
Blended Equity Fund	2	66.4
Energy and Natural Resources Fund	2	51.6
Equity Income Fund	1	92.2
Equity Opportunities Fund	2	94.7
Large Cap Growth Fund	2	85.1
Mid Cap Value and Restructuring Fund	2	74.2
Real Estate Fund	2	71.5
Small Cap Fund	2	68.2
Value and Restructuring Fund	3	52.9
Emerging Markets Fund	2	61.5
International Fund	2	90.6
Pacific/Asia Fund	2	87.6

Note 10. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration

Because the Pacific/Asia Fund’s investments are concentrated in countries located in the Pacific and Far East, events within the region will have a greater effect on the Fund than if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Sector Focus

Certain Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are less concentrated.

Issuer Focus

Certain Funds are non-diversified. These Funds may invest a greater percentage of their total assets in the securities of fewer issuers than diversified funds. The Funds may, therefore, have a greater risk of loss from a few issuers than similar funds that invests more broadly.

Note 11. Legal Proceedings

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 12. Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PROXY VOTING RESULTS

A Special Meeting of Shareholders of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust and each of their Funds was held on March 30, 2007, for the purpose of seeking shareholder approval of the following proposal: to approve new investment advisory agreements by and among USTA, USTNA and the Companies, on behalf of the Funds. The Special Meeting for Excelsior Funds with respect to the Value and Restructuring Fund, Energy and Natural Resources and Treasury Money Funds was adjourned for the purpose of soliciting additional proxies, and subsequently held on April 30, 2007. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

EXCELSIOR FUNDS, INC.

Fund	For	Against	Abstain
Value and Restructuring Fund	71,659,202.229	1,308,059.398	2,313,244.343
Energy and Natural Resources Fund	10,149,963.059	261,710.922	349,760.892
Treasury Money Fund	147,661,994.420	8,327.040	953,491.100

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Equity Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Equity Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136215-0907 (11/07) 07/46190

FIXED INCOME FUNDS

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be constructed as a recommendation or investment advice.

Investments in fixed income securities are subject to interest rate risks. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

2

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

3

Understanding Your Expenses — California Short-Intermediate Term Tax-Exempt Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
04/01/07 – 09/30/07
Shares	1,000.00	1,000.00	1,019.30	1,022.50	2.52	2.53	0.50

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Understanding Your Expenses — Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,019.90	1,020.50	4.54	4.55	0.90

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Understanding Your Expenses — High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,000.85	1,019.75	5.25	5.30	1.05

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Understanding Your Expenses — Intermediate-Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,020.80	1,021.25	3.79	3.79	0.75

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Understanding Your Expenses — Intermediate-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,013.10	1,021.75	3.27	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Understanding Your Expenses — Long-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,002.10	1,021.00	4.00	4.04	0.80
Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

9

Understanding Your Expenses — New York Intermediate-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,013.40	1,021.00	4.03	4.04	0.80

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

10

Understanding Your Expenses — Short-Term Government Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,025.70	1,021.30	3.75	3.74	0.74

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the administrator not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Understanding Your Expenses — Short-Term Tax-Exempt Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,018.00	1,022.00	3.03	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — 80.05%
$1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00%	10/01/13	$1,615,485
2,000,000	Bay Area, California, Infrastructure Financing Authority State Payment Acceleration Notes, (FGIC)	5.00	08/01/17	2,148,780
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,047,200
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,045,880
1,500,000	California State Department of Water Resources Water Revenue Bonds, Series W, (AMBAC)	5.50	12/01/09	1,565,100
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC)	5.25	07/01/14	1,097,520
2,000,000	California State General Obligation Bonds,	5.00	02/01/11	2,087,960
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)	5.00	11/01/12	1,068,410
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,077,560
3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A	5.00	08/15/17	3,148,560

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15%	08/01/09	$1,047,610
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,010,620
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,035,996
355,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00	06/01/15	355,334
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA)	5.25	07/01/10	3,637,515
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,071,630
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,024,750
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,071,350
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00	02/01/10	1,034,310

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

``Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50%	06/15/12	$1,044,390
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC)	6.20	02/14/11	1,241,735
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,054,160
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,055,910
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20	05/15/13	1,001,340
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,054,170
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA)	5.00	10/01/13	1,072,740
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A	5.00	12/01/12	3,190,710
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bonds, (FSA)	4.00	08/15/12	1,022,220
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,091,856

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25%	07/01/09	$1,022,820

	TOTAL TAX-EXEMPT SECURITIES (Cost $40,895,258)			41,043,621

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(a) – 12.23%
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @101)	5.00	10/01/26	2,132,560
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @100)	5.25	12/01/17	1,083,110
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @101)	5.00	05/01/14	3,057,180

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $6,353,897)			6,272,850

Shares
REGISTERED INVESTMENT COMPANIES – 4.78%
1,219,510	BlackRock California Money Fund (7 day yield of 3.63%)			1,219,510
1,232,718	Federated California Money Fund (7 day yield of 3.52%)			1,232,718

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,452,228)			2,452,228

TOTAL INVESTMENTS (Cost $49,701,383)(b)	97.06%	$49,768,699
OTHER ASSETS IN EXCESS OF LIABILITIES	2.94	1,506,274

NET ASSETS	100.00%	$51,274,973

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Cost for federal income tax purposes is $49,701,383.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	67.86	$34,794,615
Prerefunded	12.23	6,272,850
General Obligation Bonds	10.13	5,193,096
Registered Investment Companies	4.78	2,452,228
Certificates of Participation	2.06	1,055,910

Total Investments	97.06	$49,768,699
Other Assets in Excess of Liabilities	2.94	1,506,274

Net Assets	100.00	$51,274,973

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.34%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$4,189,576
2,015,000	Capital Auto Receivables Asset Trust, 2007-3 A4	5.00	03/17/14	2,020,575
6,765,000	Citibank Credit Card Issuance Trust, 2003-A10	4.75	12/10/15	6,588,500

	TOTAL ASSET-BACKED SECURITIES (Cost $12,779,089)			12,798,651

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.99%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.00%
435,193	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10 15A1(b)	4.60	01/25/35	433,167
1,794,354	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.45	12/25/34	1,768,065
1,671,274	Countrywide Alternative Loan Trust, 2004-16CB 1A2	6.00	10/25/34	1,655,085
2,550,697	Countrywide Alternative Loan Trust, 2004-22CB 1A1	5.50	07/25/34	2,529,217
6,648,497	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.70	08/25/34	6,659,512
7,238,080	JP Morgan Mortgage Trust, 2005-A6 1A1(b)	5.14	09/25/35	7,153,469
10,195,682	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	12/25/34	10,079,593
2,647,086	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,616,011

				32,894,119

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.43%
2,306,295	2333 UZ	6.50	07/15/31	2,340,141

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.56%
3,080,000	2003-17 QT	5.00	08/25/27	3,075,934

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,670,456)			38,310,194

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.60%
$4,225,000	Asset Securitization Corp., 1997-D4 A4(b)	8.07%	04/14/29	$4,397,171
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,409,425
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,006,421
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)(b)	6.01	11/15/36	983,412
6,775,000	GE Capital Commerical Mortgage Corp., 2000-1 Cl(b)	6.73	01/15/33	7,110,024
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1(b)	7.06	05/15/33	1,821,061
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1(b)	5.32	06/10/36	3,425,221
13,080,000	GS Mortgage Securities Corp. II, 2007-GG10 A4(b)	5.99	08/10/45	13,302,550
5,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3(b)	6.16	08/12/49	5,838,328
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C(b)	7.50	10/15/33	3,362,340
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,215,146
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	6,286,130
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29	04/15/34	4,408,559
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,551,734
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,091,863

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3(b)	5.23%	07/15/41	$3,908,339
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(b)	5.09	07/15/42	17,834,208

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,058,408)			90,951,932

CORPORATE BONDS — 18.56%
2,615,000	America Movil S.A. de C.V.	5.50	03/01/14	2,577,595
5,700,000	Bank One Corp.	7.88	08/01/10	6,098,567
6,000,000	Barclays Bank PLC(a)(b)	5.93	12/31/49	5,692,542
1,620,000	Bear Stearns Co., Inc.	5.70	11/15/14	1,586,030
5,520,000	Bottling Group LLC	5.50	04/01/16	5,527,397
2,300,000	British Telecommunications PLC	9.13	12/15/30	3,045,665
2,715,000	Caterpillar Financial Services Corp.	5.85	09/01/17	2,739,723
265,000	Caterpillar, Inc.	5.70	08/15/16	264,432
5,715,000	Citigroup, Inc.	5.25	02/27/12	5,713,794
2,600,000	Comcast Cable Holdings LLC	9.80	02/01/12	3,009,373
1,441,000	Daimler Chrysler N.A. Holding Corp.	7.20	09/01/09	1,492,657
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	2,000,464
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,403,247
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,836,244
1,700,000	Ford Motor Credit Co.	8.63	11/01/10	1,685,319
1,400,000	General Electric Capital Corp.	5.00	11/15/11	1,393,676
1,695,000	General Electric Capital Corp.	5.88	02/15/12	1,739,592
2,995,000	General Electric Capital Corp.	6.00	06/15/12	3,088,279
2,710,000	General Mills, Inc.	5.65	09/10/12	2,734,127
1,185,000	Georgia Power Co.	5.70	06/01/17	1,184,983
5,834,000	HSBC Finance Corp.	8.00	07/15/10	6,260,979
2,000,000	Morgan Stanley	6.75	04/15/11	2,090,260

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$685,000	Nisource Finance Corp.	5.25%	09/15/17	$635,762
3,825,000	Oracle Corp.	5.25	01/15/16	3,724,552
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,389,125
4,500,000	RBS Capital Trust III(b)(c)	5.51	09/29/49	4,210,375
1,670,000	Sprint Capital Corp.	8.75	03/15/32	1,915,054
4,100,000	Target Corp.	5.88	07/15/16	4,099,832
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,322,247
5,000,000	UBS Preferred Funding Trust I(b)	8.62	10/29/49	5,430,315
1,600,000	UnitedHealth Group, Inc.(a)	6.00	06/15/17	1,598,685
3,050,000	Virginia Electric & Power Co.	5.95	09/15/17	3,045,581
1,735,000	Wal Mart Stores, Inc.	5.00	04/05/12	1,719,763
2,441,000	Wal-Mart Stores, Inc.	4.13	02/15/11	2,371,334
5,350,000	Wells Fargo & Co.	5.00	11/15/14	5,156,892
950,000	Xerox Corp.	6.40	03/15/16	961,751

	TOTAL CORPORATE BONDS (Cost $101,964,345)			101,746,213

TAX-EXEMPT SECURITY — 0.31%
1,590,000	Massachusetts Bay Transportation Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,712,414

	TOTAL TAX-EXEMPT SECURITY (Cost $1,751,974)			1,712,414

U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.97%
	FREDDIE MAC — 0.51%
2,440,000		6.25	07/15/32	2,772,208

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS(d)	0.00	07/15/20	2,541,614

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $5,007,684)			5,313,822

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 41.62%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.35%
6,057,871	Pool # 1G1898 ARM(b)	5.88	06/01/36	6,094,407
2,387,637	Pool # A20105	5.00	04/01/34	2,283,536
8,977,710	Pool # A47411	4.50	10/01/35	8,341,565
2,071,262	Pool # A48132	7.00	12/01/35	2,139,598
1,987,638	Pool # A58455	5.50	03/01/37	1,946,266

See Notes to Financial Statements.

17

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$5,209,078	Pool # B19861	4.50%	08/01/20	$5,014,833
2,583,561	Pool # C01811	5.00	04/01/34	2,470,917
129,482	Pool # C71221	5.00	09/01/32	124,110
18,495	Pool # C74339	5.00	12/01/32	17,727
160,127	Pool # C74469	5.00	12/01/32	153,483
31,925	Pool # C74676	5.00	12/01/32	30,601
2,134,641	Pool # E96460	5.00	05/01/18	2,098,354
4,327,452	Pool # G01842	4.50	06/01/35	4,020,816
16,863,586	Pool # G18105	5.00	03/01/21	16,534,190
2,322,051	Pool # J01383	5.50	03/01/21	2,315,556
3,243,972	Pool # J02497	4.50	09/01/20	3,123,006

				56,708,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.41%
177,052	Pool # 251502	6.50	02/01/13	181,844
75,060	Pool # 252806	7.50	10/01/29	78,688
1,093,661	Pool # 255896	6.50	08/01/35	1,114,884
4,787,145	Pool # 256269	5.50	06/01/36	4,689,820
9,803,967	Pool # 357824	5.50	06/01/35	9,614,491
1,218,929	Pool # 387203	4.80	01/01/12	1,208,980
1,040,831	Pool # 387204	4.80	01/01/12	1,032,336
199,157	Pool # 443194	5.50	10/01/28	196,170
3,847	Pool # 450846	5.50	12/01/28	3,789
337,685	Pool # 452035	5.50	11/01/28	332,621
2,265	Pool # 454758	5.50	12/01/28	2,231
552,697	Pool # 561435	5.50	11/01/29	544,408
299,509	Pool # 578543	5.50	04/01/31	294,385
111,388	Pool # 627259	5.50	02/01/32	109,452
953,853	Pool # 632551	5.50	02/01/32	937,275
428,663	Pool # 632576	5.50	02/01/32	421,330
208,532	Pool # 694655	5.50	04/01/33	204,838
1,465,264	Pool # 702861	5.00	04/01/18	1,440,323
1,334,444	Pool # 704440	5.00	05/01/18	1,311,729
58,045	Pool # 710585	5.50	05/01/33	57,017
349,465	Pool # 735224	5.50	02/01/35	343,274
22,070,624	Pool # 745432	5.50	04/01/36	21,644,079
949,818	Pool # 781859	4.50	12/01/34	881,642
1,334,761	Pool # 786423 ARM(b)	4.59	07/01/34	1,324,902
431,185	Pool # 797680	4.50	10/01/35	400,236
647,787	Pool # 805373	4.50	01/01/35	601,290
6,159,345	Pool # 805386 ARM(b)	4.85	01/01/35	6,095,520
748,393	Pool # 812268	5.50	05/01/35	733,929
1,008,991	Pool # 815479	4.50	03/01/35	936,575
1,271,697	Pool # 819361	4.50	04/01/35	1,180,426
535,391	Pool # 820492	5.50	05/01/35	525,044
734,644	Pool # 820989	5.50	04/01/35	720,446
709,774	Pool # 821567	5.50	06/01/35	696,056
1,725,574	Pool # 822799	4.50	04/01/35	1,601,728
6,085,226	Pool # 829321	4.50	09/01/35	5,648,482
8,082,723	Pool # 831926	6.00	12/01/36	8,096,181
4,904,429	Pool # 835751	4.50	08/01/35	4,552,433
1,786,633	Pool # 835760	4.50	09/01/35	1,658,404

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$1,610,049	Pool # 836512	4.50%	10/01/20	$1,550,626
4,087,042	Pool # 839240	4.50	09/01/35	3,793,711
2,600,373	Pool # 843510	4.50	11/01/20	2,504,400
1,616,173	Pool # 844797	4.50	10/01/35	1,500,179
1,793,946	Pool # 844901	4.50	10/01/20	1,727,736
5,683,479	Pool # 867438	4.50	05/01/36	5,272,820
4,645,441	Pool # 880084	6.00	03/01/36	4,653,176
5,458,986	Pool # 883084	6.50	07/01/36	5,559,159
696,437	Pool # 893426	6.00	09/01/36	697,596
2,972,931	Pool # 895271	6.50	09/01/36	3,027,484
4,705,343	Pool # 910390	5.00	03/01/37	4,488,299
1,959,597	Pool # 916370	5.00	05/01/37	1,869,206
8,071,805	Pool # 917906	5.00	05/01/37	7,699,475
30,111,220	Pool # 937282	5.00	05/01/37	28,722,273
6,612,962	Pool # 946450 ARM(b)	6.14	09/01/37	6,718,024

				161,201,422

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.86%
281,198	Pool # 002562	6.00	03/20/28	283,552
1,731,128	Pool # 003413	4.50	07/20/33	1,617,051
329,691	Pool # 267812	8.50	06/15/17	353,978
1,569,095	Pool # 3442	5.00	09/20/33	1,508,328
2,732	Pool # 356873	6.50	05/15/23	2,802
29,201	Pool # 434772	9.00	06/15/30	31,704
46,324	Pool # 471660	7.50	03/15/28	48,645
118,488	Pool # 472028	6.50	05/15/28	121,587
53,263	Pool # 475847	6.50	06/15/28	54,656
20,664	Pool # 479087	8.00	01/15/30	21,983
296,926	Pool # 479088	8.00	01/15/30	315,878
114,538	Pool # 503711	7.00	05/15/29	120,024
9,599	Pool # 525556	8.00	01/15/30	10,212
10,842	Pool # 525945	9.00	07/15/30	11,772
106,859	Pool # 568670	6.50	04/15/32	109,470
199,220	Pool # 575441	6.50	12/15/31	204,187
558,400	Pool # 598127	5.50	03/15/18	559,374
1,199,530	Pool # 607668	5.50	02/15/18	1,201,623
757,885	Pool # 615639	4.50	09/15/33	712,679
146,831	Pool # 780086	8.50	11/15/17	156,855
644,617	Pool # 780548	8.50	12/15/17	688,622
484,872	Pool # 780865	9.50	11/15/17	525,574
163,538	Pool # 781036	8.00	10/15/17	172,399
614,937	Pool # 781084	9.00	12/15/17	658,553
147,181	Pool # 80185 ARM(b)	6.38	04/20/28	148,403
155,788	Pool # 80205 ARM(b)	6.38	06/20/28	157,084
384,378	Pool # 80311 ARM(b)	5.50	08/20/29	388,284

				10,185,279

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $229,035,737)			228,095,666

See Notes to Financial Statements.

18

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — 11.52%
		U.S. TREASURY INFLATION PROTECTED BONDS — 1.63%
$1,183,718		2.00%	01/15/14	$1,166,701
2,762,700		2.38	01/15/25	2,787,089
4,916,699		2.38	01/15/27	4,976,624

				8,930,414

		U.S. TREASURY BONDS — 9.89%
19,880,000	(e)	4.50	02/28/11	20,158,002
21,810,000		7.63	11/15/22	28,206,459
4,635,000		6.63	02/15/27	5,632,610
200,000		4.75	02/15/37	197,233

				54,194,304

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $62,617,784)		63,124,718

Contracts
CALL OPTION PURCHASED — 0.00%*
10		Euro Dollar Future, Expires 12/17/07 strike price 95.75		938

		TOTAL CALL OPTION PURCHASED (Cost $3,025)		938

Principal Amount
REPURCHASE AGREEMENT — 0.62%
$3,407,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,475,725 (repurchase proceeds $3,408,036)		3,407,000

		TOTAL REPURCHASE AGREEMENT (Cost $3,407,000)		3,407,000

TOTAL INVESTMENTS (Cost $546,295,502)(f)	99.53%	$545,461,548
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47	2,569,168

NET ASSETS	100.00%	$548,030,716

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $12,464,215, which represents 2.27% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Perpetual Security. Stated maturity is first par call date.
(d)	Zero-coupon bond.
(e)	A portion of this security with market value of $253,496 is pledged as collateral for open futures contracts.
(f)	Cost for federal income tax purposes is $546,295,502.
*	Rounds to less than 0.01%

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

PLC—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long —
63	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $12,983,079)	$13,043,953	$60,874
Short —
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$60,096

See Notes to Financial Statements.

19

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

*	Rounds to less than 0.01%.

INTEREST RATE SWAP AGREEMENT
Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets		Value
U.S. Government & Agency Securities	54.11		$296,534,206
Corporate Bonds	18.56		101,746,213
Commercial Mortgage-Backed Securities	16.60		90,951,932
Collateralized Mortgage Obligations	6.99		38,310,194
Asset-Backed Securities	2.34		12,798,651
Repurchase Agreement	0.62		3,407,000
Tax-Exempt Security	0.31		1,712,414
Call Option Purchased	0.00	*	938

Total Investments	99.53		$545,461,548
Other Assets in Excess of Liabilities	0.47		2,569,168

Net Assets	100.00		$548,030,716

See Notes to Financial Statements.

20

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 92.54%
	ADVERTISING PERIODICALS — 2.45%
$60,000	CanWest Media Works, Inc.	8.00%	09/15/12	$58,800
1,000,000	Dex Media Finance/West	8.50	08/15/10	1,027,500
1,000,000	R.H. Donnelley Finance Corp.(a)	10.88	12/15/12	1,065,000
40,000	R.H. Donnelley Finance Corp.	10.88	12/15/12	42,600

				2,193,900

	CABLE TV — 2.31%
1,000,000	Echostar DBS Corp.	7.13	02/01/16	1,027,500
1,000,000	NTL Cable PLC	9.13	08/15/16	1,037,500

				2,065,000

	CASINO HOTELS — 5.91%
1,000,000	American Casino & Entertainment	7.85	02/01/12	1,027,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
1,500,000	Majestic Star LLC	9.75	01/15/11	1,260,000
1,000,000	MGM Mirage, Inc.	8.50	09/15/10	1,045,000
1,000,000	MGM Mirage, Inc.	7.50	06/01/16	993,750

				5,293,750

	CELLULAR TELECOM — 1.57%
330,000	American Cellular Corp.	10.00	08/01/11	344,850
1,000,000	Dobson Communications Corp.	8.88	10/01/13	1,065,000

				1,409,850

	CHEMICALS - DIVERSIFIED — 2.26%
37,000	EquiStar Chemicals LP/EquiStar Funding Corp.	10.13	09/01/08	38,203
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,075,000
1,000,000	Nell AF Sarl(a)	8.38	08/15/15	912,500

				2,025,703

	CHEMICALS – PLASTICS — 0.58%
500,000	PolyOne Corp.	8.88	05/01/12	515,000

				515,000

	CHEMICALS – SPECIALTY — 1.11%
1,000,000	Tronox Worldwide LLC/Tronox Finance Corp.	9.50	12/01/12	997,500

				997,500

	COAL — 1.04%
1,000,000	Massey Energy Co.	6.88	12/15/13	932,500

				932,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COMMERCIAL SERVICES — 2.24%
$1,000,000	Iron Mountain, Inc.	8.63%	04/01/13	$1,012,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	997,500

				2,010,000

	COMPUTER SERVICES — 1.17%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,045,000

				1,045,000

	CONTAINERS – METAL/GLASS — 2.28%
1,000,000	Crown Americas	7.75	11/15/15	1,032,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,007,500

				2,040,000

	CONTAINERS – PAPER/PLASTIC — 4.55%
1,000,000	BPC Holding Corp.	8.88	09/15/14	1,022,500
500,000	Graham Packaging Co.	8.50	10/15/12	496,250
500,000	Graham Packaging Co.	9.88	10/15/14	495,000
1,000,000	Pregis Corp.	12.38	10/15/13	1,080,000
1,000,000	Stone Container	8.00	03/15/17	982,500

				4,076,250

	COSMETICS & TOILETRIES — 1.54%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,380,000

				1,380,000

	DISTRIBUTION/WHOLESALE — 1.11%
1,000,000	Nebraska Book Co.	8.63	03/15/12	997,500

				997,500

	DIVERSIFIED MANUFACTURING OPERATIONS — 2.17%
1,000,000	Bombardier, Inc.(a)	8.00	11/15/14	1,047,500
1,000,000	Harland Clarke Holdings Corp.	9.50	05/15/15	892,500

				1,940,000

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 2.16%
1,000,000	Amkor Technologies, Inc.	9.25	06/01/16	1,010,000
1,000,000	Freescale Semiconductor PIK	9.13	12/15/14	925,000

				1,935,000

See Notes to Financial Statements.

21

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FINANCE – AUTO LOANS — 3.76%
$1,354,000	Ford Motor Credit Co.	9.75%	09/15/10	$1,381,332
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	1,983,728

				3,365,060

	FOOD & KINDRED PRODUCTS — 1.06%
1,000,000	Pinnacle Foods Finance LLC(a)	9.25	04/01/15	952,500

				952,500

	FOOD – MISCELLANEOUS AND DIVERSIFIED — 2.25%
1,000,000	Del Monte Corporation	8.63	12/15/12	1,015,000
1,000,000	Del Monte Corporation	6.75	02/15/15	960,000
40,000	Dole Foods Co.	7.25	06/15/10	37,800

				2,012,800

	FUNERAL SERVICES & RELATED ITEMS — 1.65%
1,500,000	Service Corp. International	7.00	06/15/17	1,473,750

				1,473,750

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 1.07%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	962,500

				962,500

	HOME FURNISHINGS — 2.20%
1,000,000	Sealy Mattress Co.	8.25	06/15/14	1,007,500
1,000,000	Simmons Co.	7.88	01/15/14	960,000

				1,967,500

	MACHINERY – FARM — 1.14%
1,000,000	Case New Holland, Inc.	7.13	03/01/14	1,025,000

				1,025,000

	MACHINERY – GENERAL INDUSTRY — 1.11%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	995,000

				995,000

	MEDICAL - HOSPITALS — 0.95%
1,000,000	HCA, Inc.	6.50	02/15/16	850,000

				850,000

	MULTI - LINE INSURANCE — 2.47%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,207,942

				2,207,942

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	MUSIC — 2.04%
$2,100,000	Warner Music Group	7.38%	04/15/14	$1,827,000

				1,827,000

	OFFICE AUTOMATION & EQUIPMENT — 2.25%
1,000,000	Ikon Office Solutions	7.75	09/15/15	1,005,000
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,008,861

				2,013,861

	PAPER & RELATED PRODUCTS — 1.09%
1,000,000	Mercer International, Inc.	9.25	02/15/13	977,500

				977,500

	PIPELINES — 2.20%
1,500,000	Semgroup L.P.(a)	8.75	11/15/15	1,466,250
500,000	Williams Cos.(a)	6.38	10/01/10	502,500

				1,968,750

	RACETRACKS — 1.14%
1,000,000	Penn National Gaming, Inc.	6.75	03/01/15	1,020,000

				1,020,000

	REAL ESTATE MANAGEMENT/SERVICES — 0.95%
1,000,000	Realogy Corp.(a)	10.50	04/15/14	852,500

				852,500

	RENTAL AUTO/EQUIPMENT — 2.16%
1,000,000	Avis Budget Car Rental	7.75	05/15/16	980,000
1,000,000	Rental Service Corp.	9.50	12/01/14	955,000

				1,935,000

	RESORTS/THEME PARKS — 1.13%
1,000,000	Universal City Florida Holdings (b)	10.11	05/01/10	1,010,000

				1,010,000

	RETAIL - APPAREL/SHOE — 1.31%
1,250,000	Burlington Coat Factory	11.13	04/15/14	1,168,750

				1,168,750

	RETAIL - BEDDING — 0.77%
1,000,000	Linens ‘N Things, Inc.(b)	10.99	01/15/14	686,250

				686,250

	RETAIL - DRUG STORE — 1.01%
1,000,000	Rite Aid Corp.	8.63	03/01/15	905,000

				905,000

See Notes to Financial Statements.

22

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	RETAIL – MAJOR DEPARTMENT STORE — 2.38%
$1,000,000	Neiman Marcus Group, Inc. PIK	9.00%	10/15/15	$1,065,000
1,000,000	Saks, Inc.	9.88	10/01/11	1,065,000

				2,130,000

	RETAIL – TOY STORE — 0.45%
500,000	Toys R Us	7.38	10/15/18	401,250

				401,250

	RETAIL – VIDEO RENTAL — 1.51%
1,500,000	Blockbuster, Inc.	9.00	09/01/12	1,350,000

				1,350,000

	RUBBER – TIRES — 0.05%
41,000	Goodyear Tire & Rubber Co.	9.00	07/01/15	43,767

				43,767

	SATELLITE TELECOM — 2.54%
650,000	Inmarsat Finance PLC	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.	11.25	06/15/16	1,606,875

				2,276,375

	SCHOOLS — 1.63%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,455,000

				1,455,000

	SPECIAL PURPOSE ENTITY — 4.80%
3,200,000	Targeted Return Index Securities Trust (TRAIN), Series HY-1-2006(a)	7.55	05/01/16	3,136,288
1,500,000	Wimar OPCO LLC(a)	9.63	12/15/14	1,162,500

				4,298,788

	TELEPHONE – INTEGRATED — 9.82%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	1,995,000
1,000,000	Citizens Communications	9.25	05/15/11	1,085,000
649,000	Consolidated Communications Holding	9.75	04/01/12	655,490
1,500,000	Hawaiian Telcom Communication	12.50	05/01/15	1,620,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,318,750
1,000,000	Valor Telecom Enterprise	7.75	02/15/15	1,048,071
1,000,000	Windstream Corp.	8.63	08/01/16	1,066,250

				8,788,561

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	TELEVISION — 0.03%
$26,000	Sinclair Broadcast Group	8.00%	03/15/12	$26,585

				26,585

	TRAVEL SERVICES — 1.17%
1,000,000	Travelport LLC	11.88	09/01/16	1,047,500

				1,047,500

	TOTAL CORPORATE BONDS (Cost $83,729,945)			82,851,442

BANK LOANS — 2.15%
	COMPUTER SERVICES — 2.15%
2,000,000	First Data Corp.(b)	7.98	09/24/14	1,927,400

	TOTAL BANK LOANS (Cost $1,940,000)			1,927,400

Shares
COMMON STOCK — 2.70%
	METAL – ALUMINUM — 2.70%
127,380	Ormet Corp.(c)			2,420,220

	TOTAL COMMON STOCK (Cost $1,019,040)			2,420,220

Principal Amount
REPURCHASE AGREEMENT — 3.44%
$3,085,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,150,175 (repurchase proceeds $3,085,938)			3,085,000

	TOTAL REPURCHASE AGREEMENT (Cost $3,085,000)			3,085,000

TOTAL INVESTMENTS (Cost $89,773,985)(d)	100.83%	$90,284,062
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.83)	(746,643)

NET ASSETS	100.00%	$89,537,419

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $13,871,288, which represents 15.49% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

See Notes to Financial Statements.

23

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

(c)	Non-income producing security.
(d)	Cost for federal income tax purposes is $89,735,824.

LLC—Limited Liability Company

L.P.—Limited Partnership

PIK—Payment-In-Kind

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Consumer Cyclical	21.05	$18,838,267
Communications	18.72	16,760,271
Consumer Non-Cyclical	13.48	12,069,050
Financial	13.11	11,734,290
Industrials	12.32	11,038,750
Basic Materials	7.74	6,935,923
Technology	7.73	6,921,261
Repurchase Agreement	3.44	3,085,000
Energy	3.24	2,901,250

Total Investments	100.83	$90,284,062
Other Liabilities in Excess of Assets	(0.83)	(746,643)

Net Assets	100.00	$89,537,419

See Notes to Financial Statements.

24

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.11%
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$2,194,540
2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70	06/15/11	2,037,740
2,665,000	Capital One Multi-Asset Execution Trust, 2005-A7 A7	4.70	06/15/15	2,624,197
194,115	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	5.40	04/25/33	189,455
2,385,000	USAA Auto Owner Trust, 2007-2 A4(c)	5.07	06/15/13	2,384,847

	TOTAL ASSET BACKED SECURITIES (Cost $9,503,971)			9,430,779

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.89%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.28%
1,004,433	Bear Stearns ARM, 2004-1 11A3	6.11	04/25/34	1,022,876
2,893,018	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,864,993
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.67	05/25/35	3,294,541
3,015,668	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,980,266

				10,162,676

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.64%
2,909,792	R001 AE	4.38	04/15/15	2,860,219

				2,860,219

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —3.62%
3,200,000	2003-17 QT	5.00	08/25/27	3,195,776
3,995,000	2006-67 PC	5.50	03/25/33	3,959,207
9,047,712	2007-35 DH	5.00	09/25/33	9,005,844

				16,160,827

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 4.35%
10,355,000	2004-45 B	5.18	05/16/28	10,286,778
2,800,000	2005-10 MW	4.67	09/16/25	2,736,039
2,925,000	2005-14 B	4.48	08/16/32	2,861,865

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$3,528,316	2006-55 AB	5.25%	07/16/29	$3,531,548

				19,416,230

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,870,655)			48,599,952

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.46%
4,350,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	4,197,436
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23	01/17/32	2,186,268
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	3,993,907
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G(a)	5.88	12/15/35	3,316,368
5,135,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2	6.14	02/12/34	5,330,818
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	3,968,510
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	6,767,641
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4	4.74	07/15/42	4,288,098
5,430,000	JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ(b)	5.47	12/15/44	5,241,852
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,011,025
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,029,427
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	4,541,675
3,320,000	Salomon Brothers Mortgage Securities VII, 2002 KEY2 A3	4.87	03/18/36	3,277,143

See Notes to Financial Statements.

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29%	04/15/34	$1,497,345
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,435,731
1,717,763	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	1,715,753
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,779,083
4,267,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5	5.09	07/15/42	4,245,150
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,087,220

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $79,623,941)			77,910,450

CORPORATE BONDS — 20.16%
1,720,000	America Movil S.A. de C.V.	5.50	03/01/14	1,695,397
1,675,000	Apache Corp.	5.25	04/15/13	1,665,662
1,180,000	Bottling Group LLC	5.50	04/01/16	1,181,581
1,785,000	Caterpillar Financial Services Corp.	5.85	09/01/17	1,801,254
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	498,750
3,845,000	Cisco Systems, Inc.	5.50	02/22/16	3,819,292
890,000	CIT Group, Inc.	6.10	03/15/67	734,453
2,310,000	CIT Group, Inc.	5.80	07/28/11	2,261,758
6,080,000	Citigroup, Inc.	5.25	02/27/12	6,078,717
3,595,000	Comcast Cable Holdings LLC	9.80	02/01/12	4,161,036
3,000,000	CVS Lease Pass Through Trust	6.13	08/15/16	2,998,716
4,750,000	Deutsche Telekom International Finance	5.38	03/23/11	4,751,102
4,000,000	Diageo Capital PLC	4.38	05/03/10	3,946,116
2,380,000	Federal Express Corp.	5.50	08/15/09	2,406,615
1,400,000	Ford Motor Credit Co.	8.63	11/01/10	1,387,910
2,770,000	General Electric Capital Corp., MTN	6.00	06/15/12	2,856,272
2,875,000	General Mills, Inc.	5.65	09/10/12	2,900,596

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$3,140,000	Georgia Power Co.	5.70%	06/01/17	$3,139,956
2,415,000	Historic TW, Inc.	9.15	02/01/23	2,945,006
500,000	Iron Mountain, Inc.	8.63	04/01/13	506,250
3,080,000	John Deere Capital Corp., MTN	5.65	07/25/11	3,136,900
3,200,000	Johnson & Johnson	5.15	08/15/12	3,252,080
2,960,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	2,866,837
2,645,000	Nisource Finance Corp.	5.25	09/15/17	2,454,875
4,025,000	Oracle Corp.	5.25	01/15/16	3,919,299
5,150,000	RBS Capital Trust III(d)	5.51	09/29/49	4,818,541
2,050,000	Southern Co.	5.30	01/15/12	2,048,506
1,530,000	Sprint Capital Corp.	8.38	03/15/12	1,684,584
4,290,000	Target Corp.	5.88	07/15/16	4,289,824
1,125,000	Telefonica Emisiones SAU	6.42	06/20/16	1,154,423
2,105,000	United Health Group, Inc.(a)	6.00	06/15/17	2,103,270
1,110,000	Virginia Electric Power	5.40	01/15/16	1,072,599
1,525,000	Virginia Electric Power	5.95	09/15/17	1,522,790
2,000,000	Wal-Mart Stores, Inc.	5.00	04/05/12	1,982,436
1,000,000	Xerox Corp.	6.40	03/15/16	1,012,369
975,000	Zions Bancorp	5.50	11/16/15	936,292

	TOTAL CORPORATE BONDS (Cost $90,771,629)			89,992,064

U.S. GOVERNMENT AGENCY BONDS & NOTES — 7.59%
	FEDERAL FARM CREDIT BANK — 1.43%
6,230,000		5.25	09/13/10	6,368,219

	FEDERAL HOME LOAN BANK — 5.39%
15,290,000		5.13	09/29/10	15,563,400
8,385,000		5.33	03/06/12	8,470,695

				24,034,095

	FREDDIE MAC — 0.77%
3,355,000		5.13	07/15/12	3,429,159

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $33,156,434)			33,831,473

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 16.39%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.72%
3,321,776	Pool # 1G1026 ARM(b)	5.92	07/01/36	3,330,102
3,011,017	Pool # A36827	5.00	08/01/35	2,876,927
349,485	Pool # G18136	6.00	08/01/21	353,902
1,103,554	Pool # J03619	6.00	10/01/21	1,117,500

				7,678,431

See Notes to Financial Statements.

26

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount			Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION — 12.8%
$2,630,000		Pool # 385538	4.79%	11/01/12	$2,606,504
509,639		Pool # 545290	7.50	10/01/16	527,221
8,680,000		Pool # 00553	5.13	04/15/11	8,864,016
2,970		Pool # 578823	5.50	04/01/31	2,919
2,149,650		Pool # 704372 ARM(b)	4.51	05/01/33	2,121,491
4,473,822		Pool # 805386 ARM(b)	4.85	01/01/35	4,427,462
170,229		Pool # 872534	6.00	06/01/36	170,512
3,755,931		Pool # 892882 ARM(b)	5.83	07/01/36	3,780,655
34,586,051		Pool # G02884	6.00	04/01/37	34,633,380

					57,134,160

		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.87%
12,144		Pool # 195801	8.50	01/15/17	13,039
8,048		Pool # 195833	8.50	04/15/17	8,640
2,316,796		Pool # 3319	5.00	12/20/32	2,227,834
1,375		Pool # 334299	8.00	05/15/23	1,460
2,844,671		Pool # 3442	5.00	09/20/33	2,734,504
271,263		Pool # 367412	6.00	11/15/23	274,408
1,208,326		Pool # 604726	4.50	10/15/33	1,136,252
2,078,210		Pool # 608288	4.50	09/15/33	1,954,251

					8,350,388

		TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $73,749,483)			73,162,979

U.S. GOVERNMENT SECURITIES — 23.91%
		U.S. TREASURY NOTES — 23.91%
10,440,000			4.00	04/15/10	10,440,814
92,540,000	(e)		4.50	02/28/11	93,834,079
2,465,000			4.25	11/15/14	2,441,314

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $105,144,009)			106,716,207

REPURCHASE AGREEMENT— 1.65%
7,369,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $7,517,813 (repurchase proceeds $7,371,241)			7,369,000

		TOTAL REPURCHASE AGREEMENT (Cost $7,369,000)			7,369,000

TOTAL INVESTMENTS (Cost $448,189,122)(f)	100.16%	$447,012,904
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.16)	(705,656)

NET ASSETS	100.00%	$446,307,248

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $9,651,918, which represents 2.16% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Security purchased on a delayed delivery basis.
(d)	Perpetual Security. Maturity date presented represents the next call date.
(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $253,946.
(f)	Cost for federal income tax purposes is $448,189,122.

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

PLC—Public Limited Company

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long –
80	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $16,486,450)	$16,563,750	$77,300
Short –
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$76,522

See Notes to Financial Statements.

27

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

INTEREST RATE SWAP AGREEMENT
Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	47.89	$213,710,659
Corporate Bonds	20.16	89,992,064
Commercial Mortgage-Backed Securities	17.46	77,910,450
Collateralized Mortgage Obligations	10.89	48,599,952
Asset Backed Securities	2.11	9,430,779
Repurchase Agreement	1.65	7,369,000

Total Investments	100.16	$447,012,904
Other Liabilities in Excess of Assets	(0.16)	(705,656)

Net Assets	100.00	$446,307,248

See Notes to Financial Statements.

28

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — 93.76%
$1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC)(a)	0.00%	07/01/23	$475,020
10,000,000	California State Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes, (FGIC)	5.00	08/01/17	10,743,900
5,000,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series A	4.50	12/01/23	4,960,000
6,000,000	California State Department of Water, Residential Power Supply Revenue Bonds, Series A, (AMBAC)	5.50	05/01/14	6,529,260
4,740,000	California State General Obligation Bonds	5.00	06/01/08	4,787,447
5,000,000	California State General Obligation Bonds	5.00	08/01/21	5,220,450
10,000,000	Chicago, Illinois, O’Hare International Airport Revenue Bonds, Series B, (MBIA)	5.25	01/01/17	10,942,400
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25	11/15/10	10,476,400
10,000,000	Dallas, Texas, Waterworks & Sewer Systems Revenue Bonds, (FSA)	5.38	10/01/12	10,802,000
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,006,487
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	6,256,358

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection - Preservation 2000, Series A, (FSA)	6.00%	07/01/13	$11,204,400
2,000,000	Florida State Seminole Indian Tribe, Series A(b)	5.75	10/01/22	2,099,300
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	5.25	09/01/19	5,481,750
3,580,000	Golden State Tobacco Securitization Corp., California, Tobacco Settlement Revenue Bonds, Series A-1	4.50	06/01/27	3,361,513
5,535,000	Hamilton County, Ohio, Sewer System Revenue Bonds, Series A, (MBIA)	5.00	12/01/15	5,985,549
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	10,765,200
5,000,000	Houston, Texas, Independent School District General Obligation Bonds, (PSF-GTD)	4.50	02/15/25	4,969,950
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA)	5.00	01/01/18	2,146,420
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B	5.00	02/15/22	5,078,400
10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC)	5.00	12/01/09	10,706,481
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,127,900

See Notes to Financial Statements.

29

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00%	07/01/13	$10,759,400
1,000,000	Main Street Natural Gas, Inc., Georgia, Series A(c)	5.13	09/15/17	1,042,380
1,000,000	Main Street Natural Gas, Inc., Georgia, Series A(c)	5.25	09/15/18	1,048,430
10,000,000	Massachusetts State General Obligation Bonds(d)	4.14	11/01/25	9,751,800
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA)	5.00	07/01/19	5,326,927
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,823,800
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC)	5.00	11/15/14	6,134,013
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	10,773,500
3,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.25	06/01/11	2,964,690
9,300,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.50	06/01/23	8,788,593
4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25	12/15/22	4,435,040
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/10	9,891,568
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	10,735,800

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$6,000,000	New York State Dormitory Authority Revenue Bonds, State Court Facilities, Series A, (AMBAC)	5.25%	05/15/18	$6,638,520
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA-CR)	5.25	05/15/11	10,570,400
5,790,000	Palm Beach County, Florida, Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA)	5.00	12/01/26	6,009,730
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4	5.00	07/01/09	5,201,820
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B	5.25	07/01/16	5,384,900
5,190,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A	5.25	02/01/16	5,344,870
7,600,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)(a)	0.00	01/15/12	6,489,488
5,000,000	South Carolina State Highway General Obligation Bonds, Series B	5.00	04/01/16	5,259,350
10,000,000	South Carolina State Public Service Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	10,597,600
12,150,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/21	12,861,018
2,000,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/25	2,094,240

See Notes to Financial Statements.

30

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A	5.25%	12/15/23	$2,059,440
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.00	10/01/23	4,984,055
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier	5.00	04/01/08	3,526,915
10,000,000	Texas University Revenue Bonds, Series D	5.00	08/15/18	10,725,900
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B	5.00	11/15/20	6,301,080
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C	5.00	08/01/16	6,786,669
3,760,000	Virginia State Residential Authority Clean Water Revenue Bonds, Clean Water State Revolving Fund	5.00	10/01/17	4,104,905
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA)	5.00	01/01/18	10,427,200

	TOTAL TAX-EXEMPT SECURITIES (Cost $361,940,305)			364,970,626

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(e) — 5.73%
2,810,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, (Prerefunded 02/01/09 @ 101)	5.25	02/01/16	2,900,595
5,000,000	New York State Tobacco Settlement Asset Securitization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	5,294,950

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(e) — (continued)
$6,125,000	Contra Costa, California, Water District Revenue Bonds, Series J, (FGIC), (Prerefunded 10/01/09 @ 101)	5.38%	10/01/29	$6,413,916
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), (Prerefunded 07/01/13 @ 100)	5.00	07/01/14	7,690,498

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $22,249,040)			22,299,959

Shares
REGISTERED INVESTMENT COMPANIES — 0.22%
608,887	BlackRock Muni Fund (7 day yield of 3.61%)			608,887
271,222	Dreyfus Tax-Exempt Cash Fund (7 day yield of 3.63%)			271,222

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $880,109)			880,109

TOTAL INVESTMENTS (Cost $385,069,454)(f)	99.71%	$388,150,694

OTHER ASSETS IN EXCESS OF LIABILITIES	0.29	1,123,136

NET ASSETS	100.00%	$389,273,830

(a)	Zero coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of this security, which is not illiquid, represents 0.54% of net assets.
(c)	Security purchased on a delayed delivery basis.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f)	Cost for federal income tax purposes is $385,069,454.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Corp.

FSA–CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Funds—Guaranteed

XLCA—XL Capital Assurance

See Notes to Financial Statements.

31

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
California	16.63	$64,747,123
New York	11.73	45,674,764
Texas	11.64	45,313,724
New Jersey	9.47	36,853,391
Missouri	6.59	25,661,739
Florida	6.33	24,640,358
Colorado	5.55	21,604,300
Michigan	5.53	21,520,785
Virginia	4.41	17,147,932
South Carolina	4.07	15,856,950
Illinois	3.36	13,088,820
Hawaii	2.77	10,765,200
Washington	2.68	10,427,200
Massachusetts	2.51	9,751,800
Ohio	1.54	5,985,549
Puerto Rico	1.38	5,384,900
Pennsylvania	1.34	5,201,820
Indiana	1.30	5,078,400
Georgia	0.54	2,090,810
Registered Investment Companies	0.22	880,109
Arkansas	0.12	475,020

Total Investments	99.71	$388,150,694
Other Assets in Excess of Liabilities	0.29	1,123,136

Net Assets	100.00	$389,273,830

See Notes to Financial Statements.

32

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 1.57%

$1,000,000	Texas State, Southwest Higher Education Authority, (LANDESBANK HESSEN)(a)	4.05%	07/01/15	$1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $1,000,000)			1,000,000

TAX-EXEMPT SECURITIES — 77.59%
1,000,000	California State Department of Water Residential Power Supply Revenue Bonds, Series A, (AMBAC)	5.50	05/01/14	1,088,210
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100)	4.10	04/01/28	2,546,925
1,000,000	Cincinnati, Ohio, City School District General Obligation Bonds, Classroom Construction & Improvements, (FGIC)	5.25	12/01/30	1,117,980
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.00	06/15/15	3,217,110
2,500,000	Detroit, Michigan, City School District General Obligation Bonds School Building & Improvement, Series A, (FSA)	5.00	05/01/17	2,669,450
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA)	5.25	06/01/27	2,036,760
1,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00	07/01/10	1,035,060
1,800,000	Fort Bend, Texas, Independent School District General Obligation Bonds, (PSF-GTD)	5.38	02/15/24	1,835,262

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A	5.00%	02/15/39	$634,868
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A	5.50	07/01/36	3,035,040
1,000,000	Los Angeles, California, Unified School District General Obligation Bonds, (FSA)	5.00	07/01/19	1,079,660
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds	5.50	09/01/36	1,500,975
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A	5.25	11/15/32	2,052,400
1,000,000	Montgomery, Alabama, Medical Clinic Board Health Care Facility Revenue Bonds, Jackson Hospital & Clinic	4.75	03/01/36	874,630
500,000	New Hampshire Health & Education Facilities Authority Revenue Bonds, The Memorial Hospital	5.25	06/01/36	479,250
980,000	New Jersey State Environmental Infrastructure Trust Revenue Bonds, Series C	5.00	09/01/18	1,065,113
1,860,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.50	06/01/23	1,757,719
2,000,000	New York City, New York, General Obligation Bonds, Series M	5.00	04/01/22	2,077,320
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium, (FGIC)	5.00	03/01/46	2,046,180
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC)	5.50	11/15/14	2,222,800

See Notes to Financial Statements.

33

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A	5.00%	07/01/20	$1,988,660
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/26	2,078,400
2,000,000	Purdue University, Indiana, Certificates of Participation	5.25	07/01/22	2,198,980
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)(b)	0.00	01/15/12	2,134,700
1,000,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.00	12/01/23	954,130
1,500,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/20	1,593,930
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A	5.25	09/01/26	1,280,187
1,500,000	University of California Revenue Bonds, Series J, (MBIA)	5.00	05/15/12	1,594,035
1,000,000	University of Texas Revenue Bonds, Series D	5.00	08/15/18	1,072,590

	TOTAL TAX-EXEMPT SECURITIES (Cost $49,685,232)			49,268,324

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(d) — 19.47%
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC) (Partially Prerefunded)	5.25	01/01/28	2,057,720
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00	12/01/30	3,193,620

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS(d)— (continued)
$2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$2,205,600
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,285,360
1,500,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	1,620,900

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $12,140,899)			12,363,200

Shares
REGISTERED INVESTMENT COMPANIES — 0.40%
15,752	BlackRock Muni Fund (7 day yield of 3.61%)			15,752
237,038	Dreyfus Tax Exempt Cash Fund (7 day yield of 3.63%)			237,038

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $252,790)			252,790

TOTAL INVESTMENTS (Cost $63,078,921)(e)	99.03%	$62,884,314
OTHER ASSETS IN EXCESS OF LIABILITIES	0.97	615,746

NET ASSETS	100.00%	$63,500,060

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Zero coupon bond.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, this security, which is not illiquid, amounted to $954,130, which represents 1.50% of net assets.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Cost for federal income tax purposes is $63,078,921.

See Notes to Financial Statements.

34

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund — Guaranteed

XLCA—XL Capital Assurance

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
New York	21.37	$13,573,090
California	13.30	8,443,530
Texas	11.18	7,101,472
New Jersey	9.62	6,108,192
Michigan	7.44	4,721,850
Tennessee	6.80	4,315,227
Nevada	5.07	3,217,110
Indiana	4.46	2,833,848
Illinois	3.24	2,057,720
District of Columbia	3.21	2,036,760
Pennsylvania	2.55	1,620,900
Missouri	2.51	1,593,930
Connecticut	2.36	1,500,975
Ohio	1.76	1,117,980
Florida	1.63	1,035,060
Alabama	1.38	874,630
New Hampshire	0.75	479,250
Registered Investment Companies	0.40	252,790

Total Investments	99.03	$62,884,314
Other Assets in Excess of Liabilities	0.97	615,746

Net Assets	100.00	$63,500,060

See Notes to Financial Statements.

35

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 3.86%
$3,800,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 2, (SPA: JPMorgan Chase & Co.)(a)	3.89%	05/01/19	$3,800,000
1,650,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (SPA: Dexia Credit Local)(a)	3.77	11/01/35	1,650,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $5,450,000)			5,450,000

TAX-EXEMPT SECURITIES — 77.00%
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC)	5.00	01/01/13	2,732,956
5,000,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC)	5.25	11/15/15	5,459,650
4,000,000	New York City, New York, General Obligation Bonds, Series C	5.00	01/01/15	4,293,880
2,430,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/19	2,563,067
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/19	911,098
1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/20	1,066,310
1,150,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium Project, (MBIA)	5.00	03/01/15	1,241,839

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG)	5.00%	11/15/22	$2,413,494
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38%	06/15/16	5,367,900
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D	5.13	06/15/19	4,215,080
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	2,257,995
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1	5.00	11/01/19	3,187,560
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B	5.25	08/01/17	2,160,320
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-1	5.00	07/15/11	3,153,090
4,300,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-2	5.00	01/15/21	4,575,888
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A	5.00	07/01/10	1,015,100
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A	5.00	07/01/12	1,020,280

See Notes to Financial Statements.

36

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC)	5.75	07/01/12	$5,475,100
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC)	5.00	03/15/09	4,824,170
3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC)	5.15	11/01/25	3,640,373
6,000,000	New York State Environmental Facilities Revenue Bonds, NYC Municipal Water Project, Series K	5.00	06/15/12	6,371,880
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,294,250
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA)	5.00	10/15/22	6,837,805
2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC)	5.00	04/01/19	2,654,025
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B	5.25	11/15/13	2,194,033
500,000	Oneida County, New York Industrial Development Agency, Civic Facility Revenue Bonds, Hamilton College, PJ-Series A(b)	0.00	07/01/18	316,500

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$895,000	Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)	5.00%	09/15/22	$941,334
940,000	Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)	5.00	09/15/23	988,495
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00	07/01/11	5,430,800
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A	5.25	07/01/22	1,568,430
2,500,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.00	12/01/23	2,385,325
1,000,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.25	12/01/16	1,015,200
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG)	5.00	05/01/08	2,018,760
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA) (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	3,800,175
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/21	2,551,682
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/22	2,669,298

	TOTAL TAX-EXEMPT SECURITIES (Cost $107,716,689)			108,613,142

See Notes to Financial Statements.

37

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(d) — 17.83%
$5,000,000	Long Island Power Authority, New York Electric Systems Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$5,514,000
3,300,000	Metropolitan Transportation Authority New York Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/10 @ 100)	5.88	04/01/21	3,487,440
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38	07/01/21	6,558,840
4,210,000	New York State Tobacco Settlement Asset Securitization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	4,458,348
5,000,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC) (Prerefunded 04/01/09 @ 100)	5.25	04/01/24	5,133,400

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $25,119,218)			25,152,028

Shares			Value

REGISTERED INVESTMENT COMPANIES — 0.21%
295,663	BlackRock Muni Fund (7 day yield of 3.61%)		$295,663
1	Dreyfus New York Tax Exempt Cash Fund (7 day yield of 3.17%)		1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $295,664)		295,664

TOTAL INVESTMENTS (Cost $138,581,571)(e)		98.9%	$139,510,834
OTHER ASSETS IN EXCESS OF LIABILITIES		1.1	1,547,073

NET ASSETS		100.0%	$141,057,907

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Zero coupon bond.
(c)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $3,400,525 or 2.41% of net assets.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Cost for federal income tax purposes is $138,581,571.

AMBAC—American Municipal Bond Assurance Corp.

CIFG—CDC Ixis Financial Guaranty

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Corp.

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

38

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	67.82	$95,665,069
Prerefunded	13.92	19,638,028
General Obligation Bonds	13.04	18,398,073
Escrowed to Maturity	3.91	5,514,000
Registered Investment Companies	0.21	295,664

Total Investments	98.90	$139,510,834
Other Assets in Excess of Liabilities	1.10	1,547,073

Net Assets	100.00	$141,057,907

See Notes to Financial Statements.

39

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.77%
$800,000	Capital Auto Receivables Asset Trust, 2007-# A3A	5.00%	09/15/11	$800,771
2,500,000	Capital One Multi-Asset Execution Trust, 2005-A2 A2	4.05	02/15/11	2,486,341
1,310,195	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	5.98	12/15/35	1,296,729
2,500,000	USAA Auto Owner Trust, 2007-2 A3(b)	4.90	02/15/12	2,499,664

	TOTAL ASSET-BACKED SECURITIES (Cost $7,093,871)			7,083,505

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.11%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.83%
4,696,270	Bank of America Mortgage Securities, 2004-B 2A2	4.09	03/25/34	4,698,590
2,369,508	Bank of America Mortgage Securities, 2005-J 2A3(a)	5.09	11/25/35	2,355,187
1,160,252	Bear Stearns, ARM, 2004-1 11A3(a)	6.11	04/25/34	1,181,557
2,036,347	Bear Stearns, ARM, 2004-9 3A1(a)	5.22	09/25/34	2,032,835
2,421,547	Countrywide Alternative Loan Trust, 2004-16CB 1A2(a)	5.50	07/25/34	2,401,155
1,512,454	IMPAC CMB Trust, 2005-5 A4(a)	5.51	08/25/35	1,511,342
1,721,776	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.67	08/25/34	1,724,628
1,626,297	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.68	05/25/35	1,619,848
2,694,889	Wells Fargo Mortgage Backed Securities Trust, 2004-AA A2(a)	4.99	12/25/34	2,673,607
2,435,000	Wells Fargo Mortgage Backed Securities Trust, 2004-N A6	4.00	08/25/34	2,394,967

				22,593,716

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 3.52%
2,735,000	2534 VH	6.00	03/15/19	2,773,306
1,974,399	2608 GK	4.50	03/15/17	1,948,743
3,305,734	2836 TA	5.00	10/15/27	3,315,883
975,802	3197 AB	5.50	08/15/13	978,289

				9,016,221

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.76%
$2,323,687	2002-89 CA	5.00%	04/25/16	$2,319,234
4,749,423	2007-35 DH	5.00	09/25/33	4,727,446

				7,046,680

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,687,764)			38,656,617

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.03%
3,175,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2	6.14	02/12/34	3,296,075
3,152,281	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A2	4.97	08/11/36	3,154,883
132,025	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	131,831
947,746	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1	4.33	07/15/42	938,891
1,567,349	Morgan Stanley Cap I, 2005-HQ5 A1	4.52	01/14/42	1,555,828
1,200,000	Salomon Brothers Mortgage Securities VII, 2001-C1 A3	6.43	12/18/35	1,245,408

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,267,778)			10,322,916

U.S. GOVERNMENT AGENCY BONDS & NOTES — 22.39%
	FEDERAL FARM CREDIT BANK — 2.49%
6,230,000		5.25	09/13/10	6,368,219
	FEDERAL HOME LOAN BANK — 16.05%
2,500,000		3.88	02/15/08	2,490,228
15,500,000		4.75	06/11/08	15,497,101
4,500,000		5.13	07/30/08	4,515,561
3,570,000		5.25	06/10/11	3,658,218
5,200,000		5.33	03/06/12	5,253,144
9,500,000		5.38	07/17/09	9,655,211

				41,069,463
	FREDDIE MAC — 3.03%
6,000,000		4.88	02/09/10	6,061,170
1,600,000		7.00	03/15/10	1,695,107

				7,756,277
	FANNIE MAE— 0.82%
2,100,000		3.55	01/17/08	2,091,430

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $56,710,001)			57,285,389

See Notes to Financial Statements.

40

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 36.44%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 16.14%
$962,429	Pool # 1B2846, ARM(a)	4.90%	04/01/35	$989,755
3,111,691	Pool # 1G0688, ARM(a)	5.63	01/01/36	3,132,089
142,334	Pool # 1G1026, ARM(a)	5.92	07/01/36	142,691
7,192,635	Pool # 1G1471, ARM(a)	5.49	01/01/37	7,219,680
6,731,120	Pool # 782645, ARM(a)	5.42	02/01/36	6,805,435
2,774,380	Pool # 847248, ARM(a)	5.46	03/01/34	2,812,430
412,845	Pool # C68593	7.00	11/01/28	429,294
2,691,596	Pool # G18136	6.00	08/01/21	2,725,610
8,457,158	Pool # J00617	5.50	12/01/20	8,435,452
8,499,124	Pool # J03619	6.00	10/01/21	8,606,529

				41,298,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.85%
3,793,929	Pool # 256651	6.00	03/01/37	3,768,872
656,888	Pool # 323572	7.50	01/01/29	689,576
2,655,674	Pool # 375575	6.60	12/01/07	2,646,164
13,101	Pool # 517390	8.00	11/01/11	13,499
233,920	Pool # 535981	8.00	01/01/16	245,323
108,689	Pool # 545362, ARM(a)	5.96	12/01/31	108,123
1,648,434	Pool # 634195	7.50	10/01/28	1,730,463
2,904,217	Pool # 693018, ARM(a)	4.33	06/01/33	2,957,251
3,581,746	Pool # 735709, ARM(a)	4.80	06/01/35	3,517,802
1,692,573	Pool # 745525	5.50	05/01/21	1,688,902
2,586,173	Pool # 766684, ARM(a)	4.41	03/01/34	2,569,693
2,937,779	Pool # 770870, ARM(a)	4.26	04/01/34	2,911,469
1,775,222	Pool # 780840, ARM(a)	4.50	06/01/34	1,770,274
2,964,747	Pool # 784134, ARM(a)	5.46	10/01/35	2,955,602
3,228,150	Pool # 786076, ARM(a)	4.73	07/01/34	3,202,779
5,824,413	Pool # 786423, ARM(a)	4.59	07/01/34	5,781,392
2,794,900	Pool # 805386, ARM(a)	4.85	01/01/35	2,765,938
3,483,923	Pool # 828704, ARM(a)	4.99	07/01/35	3,460,618
5,777,556	Pool # 871499, ARM(a)	5.59	04/01/36	5,882,199
160,948	Pool # 892882, ARM(a)	5.82	07/01/36	162,007
1,943,044	Pool # 946450, ARM(a)	6.14	09/01/37	1,973,914

				50,801,860

Principal Amount			Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.45%
$347,843		Pool # 008378, ARM(a)	5.75%	07/20/18	$351,015
84,404		Pool # 780240,	8.50	09/15/09	84,532
17,927		Pool # 780752	8.50	04/15/10	17,965
405,181		Pool # 781036	8.00	10/15/17	427,136
183,988		Pool # 781181	9.00	12/15/09	186,960
97,780		Pool # 80385, ARM(a)	6.25	03/20/30	98,729

					1,166,337

		TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $93,528,959)			93,267,162

U.S. GOVERNMENT SECURITIES— 16.42%
		U.S. TREASURY NOTES — 16.42%
10,000,000			4.63	07/31/09	10,114,840
3,000,000			4.63	11/15/09	3,038,907
250,000	(c)		4.88	04/30/08	251,015
1,250,000			4.88	05/31/08	1,255,664
22,000,000			4.88	06/30/09	22,330,000
5,000,000			5.00	07/31/08	5,034,765

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $41,499,066)			42,025,191

REPURCHASE AGREEMENT — 3.53%
9,026,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 08/15/22, market value $9,207,125 (repurchase proceeds $9,028,745)			9,026,000

		TOTAL REPURCHASE AGREEMENT (Cost $9,026,000)			9,026,000

TOTAL INVESTMENTS (Cost $256,813,439)(d)	100.69%	$257,666,780
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.69)	(1,772,967)

NET ASSETS	100.00%	$255,893,813

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Security purchased on a delayed delivery basis.
(c)	Security pledged as collateral for open futures contracts.
(d)	Cost for federal income tax purposes is $256,813,439.

ARM—Adjustable Rate Mortgage

See Notes to Financial Statements.

41

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund — (continued)

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long —
420	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $86,562,300)	$86,958,906	$396,606
Short —
(230)	U.S. 10 Year Treasury Note expiring 12/19/07 (notional amount $(24,913,098))	(25,134,688)	(221,590)
(25)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(2,782,946))	(2,783,594)	(648)

TOTAL FUTURES CONTRACTS			$174,368

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	75.25	$192,577,742
Collateralized Mortgage Obligations	15.11	38,656,617
Commercial Mortgage-Backed Securities	4.03	10,322,916
Repurchase Agreement	3.53	9,026,000
Asset-Backed Securities	2.77	7,083,505

Total Investments	100.69	$257,666,780
Other Liabilities in Excess of Assets	(0.69)	(1,772,967)

Net Assets	100.00	$255,893,813

See Notes to Financial Statements

42

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 13.41%
$2,700,000	Columbia, Alabama, Industrial Development Board Pollution Control Revenue Bonds, Alabama Power Co. Project, Series A(a)	4.04%	05/01/22	$2,700,000
2,000,000	Missouri Development Finance Board Revenue Bonds, The Nelson Gallery Foundation, Series B, (MBIA) (SPA: JPMorgan Chase Bank)(a)	4.04	12/01/31	2,000,000
4,500,000	University of Missouri, Systems Facilities Revenue Bonds, Series B(a)	4.00	11/01/35	4,500,000
4,300,000	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Co., Series B(a)	3.93	12/01/33	4,300,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $13,500,000)			13,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 1.59%
1,600,000	Ohio State Air Quality Development Authority Revenue Bonds, Ohio Edison Co., Series C, (WACHOVIA BANK N.A.)(a)	4.00	06/01/23	1,600,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $1,600,000)			1,600,000

TAX-EXEMPT SECURITIES — 74.95%
6,000,000	California State General Obligation Bonds	5.00	06/01/08	6,060,060
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	5,045,450
700,000	Gulf Coast, Texas, Waste Disposal Authority Pollution Control Revenue Bonds	4.00	10/01/17	700,000

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$890,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.70%	07/01/08	$890,160
800,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.85	01/01/09	801,232
1,810,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.90	01/01/10	1,813,801
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18	5.00	10/01/08	3,906,710
5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA)	5.00	11/01/08	5,118,833
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA) (Mandatory Put 09/01/08 @ 100)	5.00	03/01/28	2,027,120
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA) (Mandatory Put 09/01/10 @ 100)	5.00	03/01/29	2,585,650
2,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.13	06/01/10	1,983,180
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H	5.25	11/15/10	6,299,460
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY)	6.00	01/01/11	5,371,900
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A	5.00	07/01/11	1,304,225
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA)	5.25	10/01/10	3,145,170

See Notes to Financial Statements.

43

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$650,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00%	06/01/11	$671,145
815,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00	06/01/12	845,872
500,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00	06/01/13	521,265
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.00	02/01/10	5,160,150
3,995,000	South Carolina State Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC)	5.00	10/01/09	4,114,131
3,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA)	5.25	07/01/10	3,135,120
3,750,000	Tennessee State Energy Acquisition Corporation Gas Revenue Bonds, Series A	5.00	09/01/09	3,824,288
1,500,000	Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A	5.00	12/15/10	1,542,900
3,000,000	Texas State Transportation Commission Revenue Bonds, First Tier, Series A	5.00	04/01/12	3,173,340
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA) (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	2,533,450
2,890,000	University of Delaware Revenue Bonds, Series B	4.12	11/01/26	2,890,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $75,367,042)			75,464,612

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(b) — 8.69%
$4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101)	5.38%	01/01/30	$4,714,640
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity)	5.00	11/01/07	4,034,796

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $8,752,992)			8,749,436

Shares
REGISTERED INVESTMENT COMPANIES — 0.10%
97,163	BlackRock Muni Fund (7 day yield of 3.61%)			97,163
1	Dreyfus Tax Exempt Cash Fund (7 day yield of 3.63%)			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $97,164)			97,164

TOTAL INVESTMENTS (Cost $99,317,198)(c)	98.74%	$99,411,212
OTHER ASSETS IN EXCESS OF LIABILITIES	1.26	1,270,316

NET ASSETS	100.00%	$100,681,528

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Cost for federal income tax purposes is $99,317,198.

AMBAC—American Municipal Bond Assurance Corp.

BNY—Bank of New York

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

IBC—Insured Bond Certificates

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

44

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
New York	18.12	$18,239,606
Texas	15.09	15,189,160
Tennessee	8.88	8,943,121
Illinois	8.16	8,219,833
Virginia	8.12	8,180,570
Florida	7.00	7,051,880
Missouri	6.46	6,500,000
California	6.02	6,060,060
Alaska	4.27	4,300,000
South Carolina	4.09	4,114,131
Delaware	2.87	2,890,000
Alabama	2.68	2,700,000
Nevada	2.02	2,038,282
New Jersey	1.97	1,983,180
Ohio	1.59	1,600,000
Puerto Rico	1.30	1,304,225
Registered Investment Companies	0.10	97,164

Total Investments	98.74	$99,411,212
Other Assets in Excess of Liabilities	1.26	1,270,316

Net Assets	100.00	$100,681,528

See Notes to Financial Statements.

45

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund		High Yield Fund
ASSETS
Investments, at identified cost	$49,701,383	$546,295,502		$89,773,985

Investments, at value	$49,768,699	$545,461,548		$90,284,062
Cash	—	—		841
Unrealized appreciation on swap contracts	—	4,451		—
Receivable for:
Investments sold	—	6,879,231		—
Investments sold on a delayed delivery basis	—	—		—
Fund shares sold	1,120,000	364,686		3,627
Dividends	4,928	—		—
Interest	617,774	4,200,974		2,006,826
Futures variation margin	—	63,984		—
Expense reimbursement due from Investment Advisor and/or its affiliates	17,063	91,636		68,726
Prepaid expenses	2,858	31,199		5,647

Total assets	$51,531,322	$557,097,709		$92,369,729

LIABILITIES
Payable to custodian bank	—	773,896		—
Payable for:
Investments purchased	—	5,832,662		1,940,000
Investments purchased on a delayed delivery basis	—	—		—
Fund shares repurchased	90,662	383,097		28,675
Distributions	103,496	1,409,074		437,961
Investment advisory fee	20,116	296,242		57,921
Administration fee	1,898	41,689		5,194
Transfer agent fee	2,695	34,483		3,801
Pricing and bookkeeping fees	2,852	8,256		3,412
Trustees’/Directors’ fees	—	—		54
Custody fee	695	16,073		12,920
Legal fee	3,609	38,010		285,741
Registration fee	4,936	53,262		19,899
Shareholder servicing fee	10,058	99,490		23,519
Distribution and service fees	—	—	*	—
Other liabilities	15,332	80,759		13,213

Total liabilities	$256,349	$9,066,993		$2,832,310

NET ASSETS	$51,274,973	$548,030,716		$89,537,419

NET ASSETS CONSIST OF
Par value	$7,142	$61,166		$193
Paid-in capital in excess of par value	51,239,846	549,903,000		154,830,582
Undistributed (overdistributed) net investment income	494	194,985		(686,734)
Accumulated net realized gain (loss)	(39,825)	(1,359,028)		(65,116,699)
Net unrealized appreciation (depreciation) on:
Investments	67,316	(833,954)		510,077
Futures contracts	—	60,096		—
Swap contracts	—	4,451		—

NET ASSETS	$51,274,973	$548,030,716		$89,537,419

Shares
Net assets	$51,274,973	$329,082,914		$85,790,883
Shares outstanding	7,142,087	36,733,338		18,518,456
Net asset value and offering price per share	$7.18	$8.96		$4.63
Institutional Shares
Net assets	—	$218,946,712		$3,746,536
Shares outstanding	—	24,432,425		809,273
Net asset value and offering price per share	—	$8.96		$4.63
Retirement Shares
Net assets	—	$1,090		—
Shares outstanding	—	122		—
Net asset value and offering price per share	—	$8.96	(a)	—

(a)	Net asset value per share rounds due to fractional shares outstanding.
*	Rounds to less than $1.

See Notes to Financial Statements.

46

Intermediate- Term Bond Fund	Intermediate-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$448,189,122	$385,069,454	$63,078,921	$138,581,571	$256,813,439	$99,317,198

$447,012,904	$388,150,694	$62,884,314	$139 510,834	$257,666,780	$99,411,212
882	—	—	—	—	—
4,451	—	—	—	—	—

—	—	1,056,660	—	252,681	—
—	4,226,640	—	—	—	—
307,328	285,448	—	101,033	52,976	250,812
—	1,102	699	5,379	—	1,322
3,211,071	5,344,187	845,168	2,023,281	1,676,364	1,334,024
76,130	—	—	—	121,406	—
5,203	38,765	17,357	6,929	9,051	22,584
25,143	21,677	3,614	7,752	13,982	5,552

$450,643,112	$398,068,513	$64,807,812	$141,655,208	$259,793,240	$101,025,506

—	—	—	—	285,138	—

—	—	1,032,340	—	2,499,665	—
2,384,792	6,188,310	—	—	—	—
183,903	1,221,859	6,414	137,311	214,069	9,361
1,398,883	1,042,320	166,978	319,053	608,598	224,605
128,014	112,275	26,015	57,630	62,792	24,798
33,022	28,676	3,021	9,039	18,039	5,987
5,584	15,483	18,329	4,248	16,388	2,887
5,901	4,766	2,417	3,303	3,983	2,689
—	—	—	—	—	—
9,688	6,211	756	2,853	14,532	304
36,553	23,846	3,468	9,768	25,660	14,626
17,857	22,356	18,985	2,943	15,789	8,579
86,477	80,196	12,097	28,815	98,107	25,833
—	—	—	—	—	—
45,190	48,385	16,932	22,338	36,667	24,309

$4,335,864	$8,794,683	$1,307,752	$597,301	$3,899,427	$343,978

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528

$62,918	$41,841	$6,362	$16,374	$36,581	$14,149
451,715,712	387,231,825	63,387,496	141,057,419	270,726,831	103,420,698
18,876	(47,083)	(25,460)	16	(101,043)	—
(4,395,013)	(1,033,993)	326,269	(945,165)	(15,796,265)	(2,847,333)

(1,176,218)	3,081,240	(194,607)	929,263	853,341	94,014
76,522	—	—	—	174,368	—
4,451	—	—	—	—	—

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528
62,917,957	41,841,310	6,362,050	16 ,374,018	36,581,050	14,148,747
$7.09	$9.30	$9.98	$8.61	$7.00	$7.12

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

See Notes to Financial Statements.

47

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund
INVESTMENT INCOME
Interest	$944,581	$14,432,791	$4,245,939
Dividends	26,286	347,439	—

Total Investment Income	970,867	14,780,230	4,245,939
EXPENSES
Investment advisory fee	129,389	1,796,450	425,759
Administration fee	36,769	411,888	77,818
Distribution fee—Retirement Shares	—	2	—
Shareholder servicing fee:
Shares	62,464	400,341	127,908
Retirement Shares	—	2	—
Transfer agent fee	9,183	91,821	23,259
Pricing and bookkeeping fees	5,293	15,922	8,464
Trustees’/Directors’ fees	8,419	10,771	12,614
Legal fee	1,908	13,909	283,020
Custody fees	2,225	20,331	9,605
Other expenses	16,034	64,185	59,631

Total Expenses	271,684	2,825,622	1,028,078
Fees waived/reimbursed by:
Investment Advisor	(137,227)	(557,634)	(455,059)
Administrator	(6,199)	(69,483)	(11,856)
Custody earnings credit	(8)	(1,706)	(7,497)

Net Expenses	128,250	2,196,799	553,666

NET INVESTMENT INCOME	842,617	12,583,431	3,692,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS
Net realized gain (loss) on:
Investments	(10,222)	438,269	364,010
Futures contracts	—	64,303	—
Swap contracts	—	5,699	—

Net realized gain (loss)	(10,222)	508,271	364,010

Net change in unrealized appreciation (depreciation) on:
Investments	84,028	(1,889,913)	(4,023,073)
Futures contracts	—	19,368	—
Swap contracts	—	4,451	—

Net change in unrealized appreciation (depreciation)	84,028	(1,866,094)	(4,023,073)

Net Gain (Loss)	73,806	(1,357,823)	(3,659,063)

Net Increase Resulting from Operations	$916,423	$11,225,608	$33,210

See Notes to Financial Statements.

48

Intermediate- Term Bond Fund	Intermediate- Term Tax- Exempt Fund	Long-Term Tax- Exempt Fund	New York Intermediate- Term Tax- Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$11,325,192	$7,972,265	$1,351,075	$2,746,463	$6,241,821	$1,826,158
423,987	15,774	3,540	11,963	—	4,103

11,749,179	7,988,039	1,354,615	2,758,426	6,241,821	1,830,261

795,470	687,768	160,399	350,780	381,588	152,767
338,422	292,303	46,063	103,077	188,493	74,280
—	—	—	—	—	—

568,194	481,829	69,555	166,980	317,989	143,533
—	—	—	—	—	—
17,932	25,375	28,599	11,733	56,319	11,213
11,736	8,757	5,414	6,540	8,617	5,398
10,594	11,113	8,563	9,026	9,400	9,061
31,824	13,855	2,855	2,822	1,845	273
14,867	12,718	3,145	3,541	10,096	5,624
41,566	38,190	16,586	17,362	32,995	10,659

1,830,605	1,571,908	341,179	671,861	1,007,342	412,808

(68,107)	(245,385)	(76,526)	(93,145)	—	(94,553)
(56,216)	(49,153)	(8,003)	(17,469)	(64,084)	(12,723)
(1,768)	(83)	(4)	(2)	(230)	(15)

1,704,514	1,277,287	256,646	561,245	943,028	305,517

10,044,665	6,710,752	1,097,969	2,197,181	5,298,793	1,524,744

698,061	(244,445)	57,514	(198,872)	(559,126)	(3,342)
130,882	—	—	—	(58,128)	—
5,699	—	—	—	—	—

834,642	(244,445)	57,514	(198,872)	(617,254)	(3,342)

(1,538,619)	(1,167,184)	(1,003,023)	(30,120)	1,382,131	168,508
7,828	—	—	—	133,400	—
4,451	—	—	—	—	—

(1,526,340)	(1,167,184)	(1,003,023)	(30,120)	1,515,531	168,508

(691,698)	(1,411,629)	(945,509)	(228,992)	898,277	165,166

$9,352,967	$5,299,123	$152,460	$1,968,189	$6,197,070	$1,689,910

See Notes to Financial Statements.

49

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$842,617	$1,939,999
Net realized gain (loss) on investments, futures contracts and swap contracts	(10,222)	12,011
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	84,028	335,549

Net increase resulting from operations	916,423	2,287,559

Distributions to Shareholders
From net investment income:
Shares	(842,864)	(1,939,807)
Institutional Shares	—	—
Retirement Shares	—	—
From net realized gains:
Shares	—	(255,808)

Total Distributions to Shareholders	(842,864)	(2,195,615)

Net Capital Share Transactions	(5,403,813)	(9,841,880)

Net increase (decrease) in net assets	(5,330,254)	(9,749,936)

NET ASSETS
Beginning of period	$56,605,227	$66,355,163

End of period	$51,274,973	$56,605,227

Undistributed (overdistributed) net investment income, at end of period	$494	$741

See Notes to Financial Statements.

50

Core Bond Fund		High Yield Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$12,583,431	$18,645,393	$3,692,273	$8,511,823
508,271	(67,050)	364,010	(309,422)

(1,866,094)	5,359,028	(4,023,073)	6,524,399

11,225,608	23,937,371	33,210	14,726,800

(7,026,663)	(12,851,594)	(3,727,258)	(7,813,910)
(5,385,011)	(5,693,159)	(154,811)	(539,707)
(22)	(40)	—	—

—	—	—	—

(12,411,696)	(18,544,793)	(3,882,069)	(8,353,617)

(2,502,969)	263,311,270	(22,610,627)	(39,412,117)

(3,689,057)	268,703,848	(26,459,486)	(33,038,934)

$551,719,773	$283,015,925	$115,996,905	$149,035,839

$548,030,716	$551,719,773	$89,537,419	$115,996,905

$194,985	$23,250	$(686,734)	$(496,938)

See Notes to Financial Statements.

51

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Intermediate-Term Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$10,044,665	$19,677,927
Net realized gain (loss) on investments, futures contracts and swap contracts	834,642	(3,129,379)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(1,526,340)	8,596,210

Net increase resulting from operations	9,352,967	25,144,758

Distributions to Shareholders
From net investment income:
Shares	(9,979,815)	(19,642,311)
From net realized gains:
Shares	—	—

Total Distributions to Shareholders	(9,979,815)	(19,642,311)

Net Capital Share Transactions	(20,341,747)	24,700,690

Net increase (decrease) in net assets	(20,968,595)	30,203,137

NET ASSETS
Beginning of period	$467,275,843	$437,072,706

End of period	$446,307,248	$467,275,843

Undistributed (overdistributed) net investment income, at end of period	$18,876	$(45,974)

See Notes to Financial Statements.

52

Intermediate-Term Tax-Exempt Fund		Long-Term Tax-Exempt Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$6,710,752	$12,410,191	$1,097,969	$2,140,473
(244,445)	(789,548)	57,514	267,714

(1,167,184)	3,456,392	(1,003,023)	768,194

5,299,123	15,077,035	152,460	3,176,381

(6,806,535)	(12,408,623)	(1,150,559)	(2,140,560)

—	(730,446)	—	(392,493)

(6,806,535)	(13,139,069)	(1,150,559)	(2,533,053)

(1,681,783)	37,829,303	(878,091)	3,475,678

(3,189,195)	39,767,269	(1,876,190)	4,119,006

$392,463,025	$352,695,756	$65,376,250	$61,257,244

$389,273,830	$392,463,025	$63,500,060	$65,376,250

$(47,083)	$48,700	$(25,460)	$27,130

See Notes to Financial Statements.

53

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	New York Intermediate-Term Tax-Exempt Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$2,197,181	$4,174,262
Net realized loss on investments and futures contracts	(198,872)	(221,768)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(30,120)	1,496,004

Net increase resulting from operations	1,968,189	5,448,498

Distributions to Shareholders
From net investment income:
Shares	(2,198,354)	(4,173,194)

Net Capital Share Transactions	(166,179)	9,152,946

Net increase (decrease) in net assets	(396,344)	10,428,250

NET ASSETS
Beginning of period	$141,454,251	$131,026,001

End of period	$141,057,907	$141,454,251

Undistributed (overdistributed) net investment income, at end of period	$16	$1,189

See Notes to Financial Statements.

54

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$5,298,793	$10,346,642	$1,524,744	$3,390,028
(617,254)	(1,599,140)	(3,342)	(202,111)

1,515,531	4,796,996	168,508	589,130

6,197,070	13,544,498	1,689,910	3,777,047

(5,372,430)	(11,425,192)	(1,527,805)	(3,386,967)

(2,949,694)	(83,267,253)	(3,576,048)	(29,506,088)

(2,125,054)	(81,147,947)	(3,413,943)	(29,116,008)

$258,018,867	$339,166,814	$104,095,471	$133,211,479

$255,893,813	$258,018,867	$100,681,528	$104,095,471

$(101,043)	$(27,406)	$—	$3,061

See Notes to Financial Statements.

55

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity

California Short-Intermediate Term Tax-Exempt Income Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	869,820	6,214,732	2,429,521	17,401,512
Distributions reinvested	32,746	233,744	92,381	662,564
Redemptions	(1,664,350)	(11,852,289)	(3,890,655)	(27,905,956)

Net increase (decrease)	(761,784)	(5,403,813)	(1,368,753)	(9,841,880)
Institutional Shares
Subscriptions	—	—	—	—
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase (decrease)	—	—	—	—
Retirement Shares
Distributions reinvested	—	—	—	—

Redemption Fees	—	—	—	—

See Notes to Financial Statements.

56

Core Bond Fund				High Yield Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,131,808	36,758,471	9,986,679	88,776,364	2,917,638	14,543,339	6,072,661	28,550,138
408,792	3,642,395	673,001	5,989,211	157,785	746,752	217,741	1,004,402
(2,772,989)	(24,631,216)	(7,567,445)	(67,312,972)	(7,804,531)	(36,607,846)	(13,302,993)	(60,913,343)

1,767,611	15,769,650	3,092,235	27,452,603	(4,729,108)	(21,317,755)	(7,012,591)	(31,358,803)

1,608,329	14,318,071	2,772,888	24,623,459	250,685	321,444	155,243	699,379
—	—	25,148,666	225,504,856	—	—	—	—
129,411	1,153,959	113,170	1,016,339	6,306	30,076	32,619	149,603
(3,775,194)	(33,744,674)	(1,706,058)	(15,286,027)	(345,344)	(1,644,392)	(1,952,444)	(8,902,311)

(2,037,454)	(18,272,644)	26,328,666	235,858,627	(88,353)	(1,292,872)	(1,764,582)	(8,053,329)

3	25	4	40	—	—	—	—

—	—	—	—	—	—	—	15

See Notes to Financial Statements.

57

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Intermediate-Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	5,256,125	37,025,907	18,049,503	127,159,970
Distributions reinvested	224,431	1,582,395	362,756	2,558,710
Redemptions	(8,393,897)	(58,950,049)	(14,921,064)	(105,017,990)

Net increase (decrease)	(2,913,341)	(20,341,747)	3,491,195	24,700,690

See Notes to Financial Statements.

58

Intermediate-Term Tax-Exempt Fund				Long-Term Tax-Exempt Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,088,759	37,848,587	12,042,682	112,338,953	444,274	4,413,850	912,996	9,224,461
65,510	607,312	126,628	1,181,763	25,100	251,159	49,954	506,450
(4,344,405)	(40,137,682)	(8,123,028)	(75,691,413)	(555,949)	(5,543,100)	(619,542)	(6,255,233)

(190,136)	(1,681,783)	4,046,282	37,829,303	(86,575)	(878,091)	343,408	3,475,678

See Notes to Financial Statements.

59

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	New York Intermediate-Term Tax-Exempt Fund
Changes in Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	1,983,018	17,003,915	4,902,368	42,183,360
Distributions reinvested	34,353	294,714	62,837	540,239
Redemptions	(2,041,763)	(17,464,808)	(3,898,713)	(33,570,653)

Net increase (decrease)	(24,392)	(166,179)	1,066,492	9,152,946

See Notes to Financial Statements.

60

Short-Term Government Securities Fund				Short-Term Tax-Exempt Securities Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,337,844	30,157,772	6,885,151	47,777,743	1,469,626	10,412,934	2,756,608	19,549,512
280,134	1,949,112	430,742	2,989,949	27,084	192,104	44,926	318,627
(5,045,277)	(35,056,578)	(19,339,995)	(134,034,945)	(2,000,526)	(14,181,086)	(6,961,351)	(49,374,227)

(427,299)	(2,949,694)	(12,024,102)	(83,267,253)	(503,816)	(3,576,048)	(4,159,817)	(29,506,088)

See Notes to Financial Statements.

61

Financial Highlights – California Short-Intermediate Term Tax-Exempt Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.16		$7.16	$7.27	$7.49	$7.49	$7.27

Income from Investment Operations:
Net investment income	0.12	(a)	0.23 (a)	0.23 (a)	0.23 (a)	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.02		0.03	(0.11)	(0.22)	—	0.22

Total from Investment Operations	0.14		0.26	0.12	0.01	0.24	0.47

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.23)	(0.23)	(0.23)	(0.24)	(0.25)
From net realized gains	—		(0.03)	—	—	—	— (b)

Total Distributions to Shareholders	(0.12)		(0.26)	(0.23)	(0.23)	(0.24)	(0.25)

Net Asset Value, End of Period	$7.18		$7.16	$7.16	$7.27	$7.49	$7.49
Total return (c)(d)	1.93	(e)	3.65%	1.60%	0.20%	3.19%	6.59%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.46%
Waiver/Reimbursement	0.55	%(g)	0.55%	0.53%	0.55%	0.40%	0.04%
Net investment income (f)	3.26	%(g)	3.16%	3.11%	3.18%	3.14%	3.36%
Portfolio turnover rate	4	%(e)	7%	48%	10%	15%	9%
Net assets, end of period (000’s)	$51,275		$56,605	$66,355	$62,949	$66,894	$66,194

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

62

Financial Highlights – Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.98		$8.84	$9.15	$9.43	$9.43	$8.95

Income from Investment Operations:
Net investment income	0.20	(a)	0.39 (a)	0.37 (a)	0.37 (a)	0.38	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.14	(0.18)	(0.23)	0.14	0.50

Total from Investment Operations	0.18		0.53	0.19	0.14	0.52	0.97

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.39)	(0.38)	(0.37)	(0.38)	(0.48)
From net realized gains	—		—	(0.12)	(0.05)	(0.14)	(0.01)

Total Distributions to Shareholders	(0.20)		(0.39)	(0.50)	(0.42)	(0.52)	(0.49)

Net Asset Value, End of Period	$8.96		$8.98	$8.84	$9.15	$9.43	$9.43
Total return (b)(c)	1.99	%(d)	6.08%	2.00%	1.55%	5.74%	11.07%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.90	%(f)	0.90%	0.90%	0.90%	0.87%	0.84%
Waiver/Reimbursement	0.23	%(f)	0.30%	0.40%	0.37%	0.24%	0.11%
Net investment income (e)	4.46	%(f)	4.36%	4.05%	3.99%	4.06%	5.10%
Portfolio turnover rate	29	%(d)	49%	95%	90%	84%	120%
Net assets, end of period (000’s)	$329,083		$313,967	$281,767	$211,932	$269,027	$293,182

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

63

Financial Highlights – High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$4.80		$4.53	$4.67	$4.71	$3.99	$6.20

Income from Investment Operations:
Net investment income (a)	0.16		0.32	0.31	0.34	0.35	0.88
Net realized and unrealized gain (loss) on investments	(0.16)		0.26	(0.14)	(0.08)	0.71	(1.54)

Total from Investment Operations	—		0.58	0.17	0.26	1.06	(0.66)

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.31)	(0.30)	(0.30)	(0.26)	(1.04)
Return of capital	—		—	(0.01)	—	(0.08)	(0.51)

Total Distributions to Shareholders	(0.17)		(0.31)	(0.31)	(0.30)	(0.34)	(1.55)

Net Asset Value, End of Period	$4.63		$4.80	$4.53	$4.67	$4.71	$3.99
Total return (b)(c)	0.05	%(d)	13.41%	3.72%	5.54%	27.45%	(10.49)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.05	%(f)	1.05%	1.05%	1.04%	1.05%	1.08%
Waiver/Reimbursement	0.88	%(f)	0.64%	0.24%	0.26%	0.31%	0.27%
Net investment income (e)	6.94	%(f)	6.95%	6.84%	6.50%	7.79%	18.06%
Portfolio turnover rate	25	%(d)	75%	62%	70%	170%	153%
Net assets, end of period (000’s)	$85,791		$111,687	$136,991	$156,139	$151,476	$131,342

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

64

Financial Highlights – Intermediate-Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.10		$7.01	$7.16	$7.40	$7.39	$7.10

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.27 (a)	0.26 (a)	0.26	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.09	(0.12)	(0.22)	0.11	0.36

Total from Investment Operations	0.14		0.40	0.15	0.03	0.37	0.73

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)	(0.28)	(0.26)	(0.26)	(0.40)
From net realized gains	—		—	(0.02)	(0.01)	(0.10)	(0.04)

Total Distributions to Shareholders	(0.15)		(0.31)	(0.30)	(0.27)	(0.36)	(0.44)

Net Asset Value, End of Period	$7.09		$7.10	$7.01	$7.16	$7.40	$7.39
Total return (b)(c)	2.08	%(d)	5.79%	2.06%	0.45%	5.25%	10.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.75	%(f)	0.75%	0.72%	0.60%	0.56%	0.53%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.09%	0.21%	0.13%	0.16%
Net investment income (e)	4.44	%(f)	4.38%	3.74%	3.53%	3.56%	4.56%
Portfolio turnover rate	45	%(d)	70%	75%	59%	85%	98%
Net assets, end of period (000’s)	$446,307		$467,276	$437,073	$410,392	$413,267	$404,627

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

65

Financial Highlights – Intermediate-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.34		$9.29	$9.41	$9.69	$9.88	$9.39

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.29 (a)	0.26 (a)	0.26	0.31
Net realized and unrealized gain (loss) on investments	(0.04)		0.07	(0.11)	(0.24)	0.15	0.55

Total from Investment Operations	0.12		0.38	0.18	0.02	0.41	0.86

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)	(0.29)	(0.26)	(0.26)	(0.31)
From net realized gains	—		(0.02)	(0.01)	(0.04)	(0.34)	(0.06)

Total Distributions Declared to Shareholders	(0.16)		(0.33)	(0.30)	(0.30)	(0.60)	(0.37)

Net Asset Value, End of Period	$9.30		$9.34	$9.29	$9.41	$9.69	$9.88
Total return (b)(c)	1.31	%(d)	4.15%	1.93%	0.20%	4.19%	9.31%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.65	%(f)	0.65%	0.65%	0.65%	0.56%	0.51%
Waiver/Reimbursement	0.15	%(f)	0.15%	0.15%	0.16%	0.07%	0.08%
Net investment income (e)	3.42	%(f)	3.36%	3.09%	2.69%	2.60%	3.15%
Portfolio turnover rate	14	%(d)	39%	69%	—	31%	48%
Net assets, end of period (000’s)	$389,274		$392,463	$352,696	$349,540	$387,624	$407,102

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

66

Financial Highlights – Long-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.14		$10.03	$10.07	$10.08	$9.95	$9.48

Income from Investment Operations:
Net investment income	0.17	(a)	0.35 (a)	0.31 (a)	0.27 (a)	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.15)		0.16	(0.04)	(0.01)	0.13	0.47

Total from Investment Operations	0.02		0.51	0.27	0.27	0.39	0.76

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.34)	(0.31)	(0.28)	(0.26)	(0.29)
From net realized gains	—		(0.06)	—	—	—	—

Total Distributions to Shareholders	(0.18)		(0.40)	(0.31)	(0.28)	(0.26)	(0.29)

Net Asset Value, End of Period	$9.98		$10.14	$10.03	$10.07	$10.08	$9.95
Total return (b)(c)	0.21	%(d)	5.21%	2.64%	2.68%	4.01%	8.12%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80%	0.80%	0.73%	0.70%
Waiver/Reimbursement	0.26	%(f)	0.26%	0.22%	0.25%	0.07%	0.07%
Net investment income (e)	3.43	%(f)	3.39%	3.01%	2.74%	2.64%	2.99%
Portfolio turnover rate	11	%(d)	92%	88%	87%	111%	51%
Net assets, end of period (000’s)	$63,500		$65,376	$61,257	$62,817	$72,783	$94,965

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

67

Financial Highlights – New York Intermediate-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.63		$8.55	$8.71	$8.97	$9.12	$8.74

Income from Investment Operations:
Net investment income	0.13	(a)	0.27 (a)	0.24 (a)	0.22 (a)	0.22	0.27
Net realized and unrealized gain (loss) on investments	(0.02)		0.08	(0.04)	(0.17)	0.14	0.51

Total from Investment Operations	0.11		0.35	0.20	0.05	0.36	0.78

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.24)	(0.22)	(0.22)	(0.27)
From net realized gains	—		—	(0.12)	(0.09)	(0.29)	(0.13)

Total Distributions to Shareholders	(0.13)		(0.27)	(0.36)	(0.31)	(0.51)	(0.40)

Net Asset Value, End of Period	$8.61		$8.63	$8.55	$8.71	$8.97	$9.12
Total return (b)(c)	1.34	(d)	4.09%	2.25%	0.52%	4.06%	8.96%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80%	0.80%	0.68%	0.67%
Waiver/Reimbursement	0.16	%(f)	0.19%	0.18%	0.18%	0.05%	0.05%
Net investment income (e)	3.14	%(f)	3.09%	2.71%	2.46%	2.41%	2.96%
Portfolio turnover rate	4	%(d)	51%	83%	15%	42%	43%
Net assets, end of period (000’s)	$141,058		$141,454	$131,026	$138,253	$178,107	$187,400

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

68

Financial Highlights – Short-Term Government Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.97		$6.92	$7.00	$7.22	$7.31	$7.11

Income from Investment Operations:
Net investment income	0.15	(a)	0.25 (a)	0.20 (a)	0.18 (a)	0.16	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.03		0.08	(0.04)	(0.18)	(0.03)	0.25

Total from Investment Operations	0.18		0.33	0.16	—	0.13	0.51

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.28)	(0.24)	(0.22)	(0.20)	(0.26)
From net realized gains	—		—	—	—	(0.02)	(0.05)

Total Distributions to Shareholders	(0.15)		(0.28)	(0.24)	(0.22)	(0.22)	(0.31)

Net Asset Value, End of Period	$7.00		$6.97	$6.92	$7.00	$7.22	$7.31
Total return (b)(c)	2.57	%(d)	4.88%	2.36%	0.01%	1.90%	7.27%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.74	%(f)	0.75%	0.65%	0.60%	0.53%	0.49%
Waiver/Reimbursement	0.05	%(f)	0.04%	0.12%	0.19%	0.14%	0.15%
Net investment income (e)	4.17	%(f)	3.65%	2.83%	2.57%	2.26%	3.22%
Portfolio turnover rate	34	%(d)	128%	118%	106%	231%	170%
Net assets, end of period (000’s)	$255,894		$258,019	$339,167	$402,518	$469,218	$499,519

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

69

Financial Highlights – Short-Term Tax-Exempt Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.10		$7.08	$7.13	$7.22	$7.20	$7.17

Income from Investment Operations:
Net investment income	0.11	(a)	0.21 (a)	0.14 (a)	0.09 (a)	0.08	0.12
Net realized and unrealized gain (loss) on investments	0.02		0.02	(0.05)	(0.09)	0.02	0.03

Total from Investment Operations	0.13		0.23	0.09	—	0.10	0.15

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.21)	(0.14)	(0.09)	(0.08)	(0.12)
From net realized gains	—		—	—	— (b)	—	—

Total Distributions to Shareholders	(0.11)		(0.21)	(0.14)	(0.09)	(0.08)	(0.12)

Net Asset Value, End of Period	$7.12		$7.10	$7.08	$7.13	$7.22	$7.20
Total return (c)(d)	1.80	%(e)	3.22%	1.33%	(0.01)%	1.40%	2.04%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.60	%(g)	0.60%	0.60%	0.60%	0.47%	0.46%
Waiver/Reimbursement	0.21	%(g)	0.20%	0.17%	0.16%	0.12%	0.12%
Net investment income (f)	3.00	%(g)	2.89%	1.97%	1.21%	1.12%	1.57%
Portfolio turnover rate	4	%(e)	38%	111%	10%	99%	31%
Net assets, end of period (000’s)	$100,682		$104,095	$133,211	$239,060	$360,604	$291,282

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

70

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1. Organization

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) are each organized as a Maryland Corporation. Excelsior Funds Trust (the “Trust”) is organized as a Delaware business trust. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Information presented in these financial statements pertains to the following funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Core Bond Fund

Intermediate-Term Bond Fund

Short-Term Government Securities Fund

Excelsior Tax-Exempt Fund:

California Short-Intermediate Term Tax-Exempt Income Fund

Intermediate-Term Tax-Exempt Fund

Long-Term Tax-Exempt Fund

New York Intermediate-Term Tax-Exempt Fund

Short-Term Tax-Exempt Securities Fund

The Trust:

High Yield Fund

Each Fund is diversified, with the exception of California Short-Intermediate Term Tax-Exempt Income Fund and New York Intermediate-Term Tax-Exempt Fund, each of which is non-diversified.

Investment Objectives

California Short-Intermediate Term Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of principal. Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital. High Yield Fund seeks a high level of current income as its primary objective and may also consider the potential for capital appreciation as a secondary objective when consistent with its primary objective. Intermediate-Term Bond Fund seeks as high a level of current interest income as is consistent with relative stability of principal. Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal. Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes. New York Intermediate-Term Tax-Exempt Fund seeks to provide New York investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal. Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal. Short-Term Tax-Exempt Securities Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

71

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares of Intermediate-Term Bond Fund; 1.0 billion shares of Short-Term Government Securities Fund; and 1.25 billion shares of Core Bond Fund.

Excelsior Tax-Exempt Fund is authorized to issue up to 24 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund.

The Trust may issue an unlimited number of shares of beneficial interest of each class of each Fund, with a par value of $0.00001.

California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Bond Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Short-Term Government Securities Fund and Short-Term Tax-Exempt Securities Fund offer one class of shares: Shares. High Yield Fund offers two classes of shares: Shares and Institutional Shares. Core Bond Fund offers three classes of shares: Shares, Institutional Shares and Retirement Shares. The financial highlights of the Institutional Shares and Retirement Shares of the Funds are presented separately.

Shares, Institutional Shares and Retirement Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares and Retirement Shares, as described in the Funds’ prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust, based upon market transactions for normal, institutional-size trading units of similar securities.

72

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap agreements are stated at fair value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

73

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Futures Contracts

Each Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Funds may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Funds’ sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use futures contracts in an effort to achieve economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities more efficiently.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, and (3) an inaccurate prediction by the Funds’ investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Certain Funds may write call and put options on securities they own or in which they may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the

74

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying transaction to determine the realized gain or loss.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Swap Contracts

Certain Funds may engage in swap transactions such as interest rate swaps, consistent with their investment objectives and policies, to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain (loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the

75

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

Certain Funds may invest in Treasury Inflation Protected Securities (“TIPS”). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Loan Participations and Commitments

Certain Funds may invest in loan participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

76

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds. Certain Funds are managed using investment strategies that are designed to reduce (but not eliminate) the Funds’ payment of taxable distributions to shareholders. From time to time, these Funds expect to distribute taxable income and capital gains. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund, Excelsior Tax-Exempt Fund, and the Trust, and by contract, the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust, are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund, Excelsior Tax-Exempt Fund, and the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
California Short-Intermediate Term Tax-Exempt Income Fund	$1,958,947	$—	$255,865
Core Bond Fund	—	17,474,254	—
High Yield Fund	—	8,535,124	—
Intermediate-Term Bond Fund	—	19,470,592	—
Intermediate-Term Tax-Exempt Fund	12,244,881	40,388	730,630
Long-Term Tax-Exempt Fund	2,109,421	22,291	392,494
New York Intermediate-Term Tax-Exempt Fund	4,137,826	—	—
Short-Term Government Securities Fund	—	11,619,856	—
Short-Term Tax-Exempt Securities Fund	3,424,308	—	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

77

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$245,815	$(178,499)	$67,316
Core Bond Fund	9,116,518	(9,950,472)	(833,954)
High Yield Fund	2,941,577	(2,393,339)	548,238
Intermediate-Term Bond Fund	8,342,924	(9,519,142)	(1,176,218)
Intermediate-Term Tax-Exempt Fund	4,860,342	(1,779,102)	3,081,240
Long-Term Tax-Exempt Fund	450,910	(645,517)	(194,607)
New York Intermediate-Term Tax-Exempt Fund	1,128,422	(199,159)	929,263
Short-Term Government Securities Fund	1,780,367	(927,026)	853,341
Short-Term Tax-Exempt Securities Fund	158,979	(64,965)	94,014

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2010	2011	2012	2013	2014	2015	Total
Core Bond Fund	$—	$—	$—	$—	$1,303,908	$330,101	$1,634,009
High Yield Fund	440,234	17,456,849	40,103,941	1,461,417	6,017,018	—	65,479,459
Intermediate-Term Bond Fund	—	—	—	—	481,322	4,646,979	5,128,301
Intermediate-Term Tax-Exempt Fund	—	—	—	—	—	789,548	789,548
New York Intermediate-Term Tax-Exempt Fund	—	—	—	—	165,776	580,517	746,293
Short-Term Government Securities Fund	—	—	1,481,228	4,260,524	4,970,323	4,357,008	15,069,083
Short-Term Tax-Exempt Securities Fund	—	—	—	287,228	518,076	1,968,777	2,774,081

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each

78

EXCELSIOR FUNDS

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September 30, 2007 (Unaudited)

Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.65%
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

79

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding Emerging Markets Fund, International Fund, International Equity Fund and Pacific/Asia Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time. For the six months ended September 30, 2007, the effective administration fee rate was 0.13% of each Fund’s average daily net assets before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$27,034	$1,335
Core Bond Fund	305,789	36,851
High Yield Fund	58,800	4,158
Intermediate-Term Bond Fund	251,722	28,740
Intermediate-Term Tax-Exempt Fund	216,922	25,173
Long-Term Tax-Exempt Fund	33,792	2,437
New York Intermediate-Term Tax-Exempt Fund	76,201	7,727
Short-Term Government Securities Fund	139,537	15,560
Short-Term Tax-Exempt Securities Fund	54,770	5,028

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street

80

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007 Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund under these agreements were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

81

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$45	$45
Core Bond Fund	4,165	4,165
High Yield Fund	511	511
Intermediate-Term Bond Fund	428	428
Intermediate-Term Tax-Exempt Fund	216	216
Long-Term Tax-Exempt Fund	259	259
New York Intermediate-Term Tax-Exempt Fund	72	72
Short-Term Government Securities Fund	2,888	2,888
Short-Term Tax-Exempt Securities Fund	80	80

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$55,552	$8,619
Core Bond Fund	242,575	40,453
High Yield Fund	110,021	14,769
Intermediate-Term Bond Fund	529,244	85,340
Intermediate-Term Tax-Exempt Fund	475,307	77,441
Long-Term Tax-Exempt Fund	66,976	10,900
New York Intermediate-Term Tax-Exempt Fund	166,745	27,372
Short-Term Government Securities Fund	229,938	36,808
Short-Term Tax-Exempt Securities Fund	120,790	19,574

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Certain Funds have adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Funds to compensate and/or reimburse the Distributor monthly for services that are intended to result in the sale of certain classes’ shares. High Yield Fund, which has adopted a Distribution Plan for the Shares Class of the Fund, may pay distribution fees in an amount not to exceed the annual rate of 0.25% of the average daily net assets applicable to the Shares Class. Fees are not currently being paid under the Distribution Plan with respect to the Shares Class. Core Bond Fund, which has adopted a Distribution Plan for the Retirement Shares of the Fund, may pay distribution fees in an amount not to exceed the annual rate at 0.50% of the average daily net assets applicable to the Fund’s Retirement Shares.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Shares	Institutional Shares	Retirement Shares
California Short-Intermediate Term Tax-Exempt Income Fund	0.50%	—	—
Core Bond Fund	0.90%	0.65%	1.40%
High Yield Fund	1.05%	0.80%	—
Intermediate-Term Bond Fund	0.75%	—	—
Intermediate-Term Tax-Exempt Fund	0.65%	—	—
Long-Term Tax-Exempt Fund	0.80%	—	—
New York Intermediate-Term Tax-Exempt Fund	0.80%	—	—
Short-Term Government Securities Fund	0.75%	—	—
Short-Term Tax-Exempt Securities Fund	0.60%	—	—

On June 12, 2006, High Yield Fund and Intermediate-Term Bond Fund filed a lawsuit in connection with the bankruptcy of a security in which the Funds had invested. The ongoing legal expenses associated with the lawsuit are paid for by the Funds, but due to the expense limitation agreements currently in place, a significant portion of these legal expenses are being reimbursed by the Advisor. The Board has agreed that, should the Funds be successful in the lawsuit or otherwise receive compensation

83

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

related to settling the case, the Advisor may request and receive reimbursement for such legal expenses that have been reimbursed to the Funds, to the extent that proceeds are available to cover such expenses. At this time, the outcome of the lawsuit cannot be determined.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
California Short-Intermediate Term Tax-Exempt Income Fund	$—	$—	$2,107,940	$9,122,917
Core Bond Fund	158,631,256	133,547,501	89,571,636	26,305,748
High Yield Fund	—	—	26,290,368	43,102,055
Intermediate-Term Bond Fund	250,897,271	181,259,002	42,418,407	19,915,784
Intermediate-Term Tax-Exempt Fund	—	—	65,440,238	53,391,030
Long-Term Tax-Exempt Fund	—	—	7,281,510	8,214,190
New York Intermediate-Term Tax-Exempt Fund	—	—	13,068,865	5,700,385
Short-Term Government Securities Fund	113,879,464	77,247,568	10,256,903	7,292,932
Short-Term Tax-Exempt Securities Fund	—	—	6,442,021	4,276,520

Note 6. Line of Credit

Effective September 17, 2007, the Funds and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for temporary or emergency purposes. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Prior to September 17, 2007, the Funds participated in a $150,000,000 uncommitted line of credit provided by JPMorgan Chase, under similar borrowing terms.

For the six months ended September 30, 2007, the Funds did not borrow under this agreement.

Note 7. Redemption Fees

High Yield Fund may assess, subject to limited exceptions, a 2.00% redemption fee on shares that are redeemed within 60 days of their purchase. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. Prior to August 1, 2007, the redemption fee was assessed, subject to limited exceptions, on Fund shares redeemed within 30 days of their purchase. For the six months ended September 30, 2007, High Yield Fund did not assess redemption fees.

Note 8. Concentration of Ownership

As of September 30, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number Of Shareholders	% of Shares Outstanding Held
California Short-Intermediate Term Tax-Exempt Income Fund	2	88.7
Core Bond Fund	1	61.1
High Yield Fund	2	88.7
Intermediate-Term Bond Fund	1	92.3
Intermediate-Term Tax-Exempt Fund	1	90.7
Long-Term Tax-Exempt Fund	1	74.6
New York Intermediate-Term Tax-Exempt Fund	1	84.5
Short-Term Government Securities Fund	2	70.0
Short-Term Tax-Exempt Securities Fund	1	91.7

Note 9. Significant Risks and Contingencies

Municipal Bond Tax Status

Certain Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Funds, you may be required to file an amended tax return as a result.

85

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Tax Development Risk

The U.S. Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. This also has the potential to cause decline in the value of the municipal securities held by California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund which, in turn, would reduce the value of these Funds’ shares. You should consult your tax advisor to discuss the tax consequences of your investment in these Funds.

Concentration of Credit Risk

Certain Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investors Services, Inc. (“Moody’s) or rated AAA by Standard & Poor’s. At September 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of each Fund were as follows:

	Agency	% of Total Investments
California Short-Intermediate Term Tax-Exempt Income Fund	AMBAC	16.93
	FGIC	16.41
	FSA	13.16
	MBIA	12.27
Intermediate-Term Tax-Exempt Fund	FSA	27.68
	MBIA	15.86
	AMBAC	9.24
	FGIC	6.95
Long-Term Tax-Exempt Fund	FSA	24.78
	MBIA	9.17
	FGIC	8.30
	AMBAC	5.27
New York Intermediate-Term Tax-Exempt Fund	AMBAC	20.56
	FSA	16.12
	MBIA	13.28
	FGIC	5.89
Short-Term Tax-Exempt Securities Fund	MBIA	18.88

86

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Geographic Concentration

Certain Funds have greater than 5% of their total investments on September 30, 2007 invested in debt obligations issued by an individual state and its political subdivisions, agencies and public authorities and instrumentalities. These Funds are more susceptible to economic and political factors adversely affecting issuers of the state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 10. Legal Proceedings

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Note 11. Business Combinations and Mergers

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of the shares outstanding, net assets, net asset value per share issued, and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	96,434,781	129,070,075	16,360,288	241,865,144
Retirement Shares	—	—	1,046	1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	6.91	7.11	8.97	8.97
Retirement Shares	—	—	8.97	8.97
Net unrealized appreciation (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

Note 12. Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to

88

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

90

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

91

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

92

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

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96

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Fixed Income Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Fixed Income Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

97

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136415-0907 (11/07) 07/46204

MONEY MARKET

FUNDS

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be construed as a recommendation or investment advice.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

2

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

3

Understanding Your Expenses — Government Money Fun d

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,023.50	1,022.25	2.78	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Understanding Your Expenses — Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,024.20	1,022.25	2.78	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Understanding Your Expenses — New York Tax-Exempt Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,015.70	1,022.00	3.02	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Understanding Your Expenses — Tax-Exempt Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,016.00	1,022.25	2.77	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Understanding Your Expenses — Treasury Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,021.00	1,022.00	3.03	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Government Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.56%
$5,000,000	Federal Home Loan Bank, 4.13% 03/14/08(a)	$5,000,000
10,000,000	Federal Home Loan Bank, 5.13% 07/30/08	10,029,954
8,000,000	Federal Home Loan Bank, 5.25% 11/01/07	8,000,000
10,000,000	Federal Home Loan Bank, 5.25% 02/01/08	10,000,000
20,000,000	Federal Home Loan Bank, 5.25% 02/13/08	19,996,452
40,000,000	Federal Home Loan Bank, Discount Note, 4.48% 10/05/07	39,980,089
14,000,000	Federal Home Loan Bank, Discount Note, 4.61% 10/04/07	13,994,633
30,000,000	Federal Home Loan Bank, Discount Note, 4.73% 10/17/07	29,936,933
30,000,000	Federal Home Loan Bank, Discount Note, 4.85% 11/15/07	29,818,125
25,000,000	Federal Home Loan Bank, Discount Note, 5.13% 10/24/07	24,918,063
9,856,000	Federal Home Loan Mortgage Corporation, 4.38% 11/16/07	9,845,056
10,000,000	Federal National Mortgage Association, 5.30% 01/08/08	10,000,000
5,000,000	Federal National Mortgage Association, 5.50% 01/15/08	5,003,986

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $216,523,291)	216,523,291

Shares		Value
REGISTERED INVESTMENT COMPANY — 0.44%
1,552,038	Dreyfus Treasury Prime Cash Management Fund (7 day yield of 3.92%)	$1,552,038

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,552,038)	1,552,038

Principal Amount
REPURCHASE AGREEMENT — 38.10%
$134,000,000	Repurchase Agreement with Morgan Stanley, dated 09/28/07, due on 10/01/07, at 4.90%, collateralized by U.S. Government Agency Obligations with various maturities to 09/20/37, market value $136,680,000 (repurchase proceeds $134,054,717)	134,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $134,000,000)	134,000,000

TOTAL INVESTMENTS (Cost $352,075,329)(b)	100.10%	$352,075,329
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.10)	(348,531)

NET ASSETS	100.00%	$351,726,798

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Cost for federal income tax purposes is $352,075,329.

Discount Note—The rate reported is the discount rate at the time of purchase.

See Notes to Financial Statements.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Government Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Obligations	61.56	$216,523,291
Repurchase Agreement	38.10	134,000,000
Registered Investment Company	0.44	1,552,038

Total Investments	100.10	$352,075,329
Other Liabilities in Excess of Assets	(0.10)	(348,531)

Net Assets	100.00	$351,726,798

See Notes to Financial Statements.

10

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund

Principal Amount		Value

COMMERCIAL PAPER — 69.46%
$50,000,000	Abbott Laboratories, Discount Note, 4.96% 10/15/07	$49,903,556
50,000,000	American General Finance Co., Discount Note, 4.39% 10/04/07	49,977,292
50,000,000	CIT Group Funding, Inc., Discount Note, 6.40% 10/05/07	49,964,445
35,000,000	Coca-Cola Co., Discount Note, 4.65% 12/11/07	34,679,021
30,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.10% 10/24/07	29,902,250
20,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.20% 10/03/07	19,994,222
25,000,000	E.I. Dupont, Discount Note, 4.75% 10/17/07	24,947,444
25,000,000	E.I. Dupont, Discount Note, 4.77% 10/25/07	24,920,833
25,000,000	Govco, Inc., Discount Note, 5.15% 10/01/07	25,000,000
50,000,000	HSBC Finance Corp., Discount Note, 5.35% 10/31/07	49,777,083
30,000,000	International Business Machines, Discount Note, 4.73% 10/03/07	29,992,117
50,000,000	International Lease Finance Corp., Discount Note, 5.23% 10/26/07	49,818,403
25,000,000	John Deere Capital Corp., Discount Note, 5.10% 11/19/07	24,826,458
20,800,000	Johnson & Johnson, Discount Note, 4.72% 10/15/07	20,761,821
40,000,000	JP Morgan Chase & Co., Discount Note, 2.82% 10/23/07	39,872,400
50,000,000	Merrill Lynch, Discount Note, 2.06% 10/03/07	49,985,500

Principal Amount		Value

COMMERCIAL PAPER — (continued)
$25,000,000	Morgan Stanley, Discount Note, 4.40% 11/19/07	$24,812,847
40,000,000	National Rural Utilities Cooperative Finance, Discount Note, 4.78% 10/25/07	39,872,533
35,000,000	Procter & Gamble Co., Discount Note, 3.20% 10/19/07	34,908,300
15,000,000	Procter & Gamble Co., Discount Note, 4.81% 12/11/07	14,859,183
50,000,000	Societe Generale, Discount Note, 2.20% 10/11/07	49,927,153
25,000,000	UBS Finance Corp., Discount Note, 4.97% 11/26/07	24,806,722
25,000,000	UBS Finance Corp., Discount Note, 5.52% 02/11/08	24,502,174
25,000,000	Wal-Mart Stores, Inc., Discount Note, 4.78% 12/18/07	24,744,333

	TOTAL COMMERCIAL PAPER (Cost $812,756,090)	812,756,090

CERTIFICATES OF DEPOSIT — 12.82%
50,000,000	Barclays Bank PLC, 5.32% 10/05/07	50,000,000
50,000,000	Citibank, 5.35% 11/08/07	50,000,000
50,000,000	First Tennessee Bank, 5.65% 12/06/07	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $150,000,000)	150,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.70%
20,000,000	Federal Home Loan Bank, 5.54% 09/17/08(a)	20,000,000
20,000,000	Federal Home Loan Bank, 4.13% 03/14/08(a)	20,000,000

See Notes to Financial Statements.

11

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund — (continued)

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — (continued)
$15,000,000	Federal National Mortgage Association, 5.30% 01/08/08	$15,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $55,000,000)	55,000,000

CORPORATE BONDS — 2.56%
30,000,000	Wells Fargo Bank, 4.82% 10/31/07	30,000,000

	TOTAL CORPORATE BONDS (Cost $30,000,000)	30,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.16%
1,900,537	Dreyfus Government Cash Management Fund (7 day yield of 4.81%)	1,900,537

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,900,537)	1,900,537

Principal Amount		Value

REPURCHASE AGREEMENT — 10.51%
$123,000,000	Repurchase agreement with Morgan Stanley, dated 09/28/07, due on 10/01/07, at 4.90%, collateralized by U.S. Government Agency Obligations with various maturities to 08/01/37, market value $126,207,166 (repurchase proceeds $123,050,225)	$123,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $123,000,000)	123,000,000

TOTAL INVESTMENTS (Cost $1,172,656,627)(b)	100.21%	$1,172,656,627
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(2,468,098)

NET ASSETS	100.00%	$1,170,188,529

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Cost for federal tax purposes is $1,172,656,627.

Discount Note—The rate reported is the discount rate at the time of purchase.

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	69.46	$812,756,090
Certificates of Deposit	12.82	150,000,000
Repurchase Agreement	10.51	123,000,000
U.S. Government & Agency Obligations	4.70	55,000,000
Corporate Bonds	2.56	30,000,000
Registered Investment Company	0.16	1,900,537

Total Investments	100.21	$1,172,656,627
Other Liabilities in Excess of Assets	(0.21)	(2,468,098)

Net Assets	100.00	$1,170,188,529

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 74.31%
$5,000,000	Albany, New York, City School District, General Obligation Tax Anticipation Notes, 3.75% 10/17/07	$5,000,279
5,000,000	Arlington, New York, Central School District, General Obligation Tax Anticipation Notes, 3.75% 11/02/07	5,000,249
6,500,000	Bedford, New York, Central School District, General Obligation Tax Anticipation Notes, 3.75% 11/30/07	6,500,606
4,000,000	Edgemont, New York, Union Free School District of Greenburgh, General Obligation Tax Bond Anticipation Notes, 3.75% 01/18/08	4,001,390
5,000,000	Long Island, New York, Power Authority, Electrical Systems Revenue Bonds, Floating Rate Certificates, Series 1428, (FGIC/MORGAN STANLEY), 3.90% 12/01/25(a)(b)	5,000,000
19,900,000	New York City, New York, Housing Development Corporation, Multi Family Mortgage Revenue Bonds, 201 Pearl LLC, Series A, (FNMA), 3.83% 10/15/41(a)	19,900,000
10,300,000	New York City, New York, Municipal Water Finance Authority Commercial Paper, Series 5-B, (BAYERISCHE LANDESBANK/WESTDEUTSCHE BANK), 3.50% 12/20/07	10,300,000
4,455,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Floating Rate Certificates, Series 726X, (MBIA/MORGAN STANLEY), 3.90% 06/15/27(a)(b)	4,455,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, PFLOATS, Series 1421, 3.90% 06/15/37(a)(b)	$10,000,000
19,700,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, (BAYERISCHE LANDESBANK), 3.90% 11/01/30(a)(b)	19,700,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, (CITIBANK N.A.), 3.92% 02/01/31(a)(b)	10,870,000
11,315,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA/MORGAN STANLEY), 3.90% 05/01/15(a)(b)	11,315,000
3,575,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, (BANK OF NEW YORK), 3.89% 02/01/14(a)(b)	3,575,000
8,705,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA/JPMORGAN CHASE BANK), 3.90% 02/01/11(a)(b)	8,705,000
3,440,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 471, (FGIC/JPMORGAN CHASE BANK), 3.90% 02/01/11(a)(b)	3,440,000
5,000,000	New York State, Dormitory Authority Commercial Paper, Columbia University, 3.95% 12/14/07	5,000,000

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	New York State, Dormitory Authority Commercial Paper, Cornell University, 3.92% 12/13/07	$10,000,000
5,125,000	New York State, Dormitory Authority Revenue Bonds, Cornell University, Series B, (JPMORGAN CHASE BANK), 3.78% 07/01/30(a)	5,125,000
12,000,000	New York State, Dormitory Authority Revenue Bonds, Secondary Issues, EAGLE, Class A, (CITIBANK N.A.), 3.90% 03/15/37(a)(b)	12,000,000
9,930,000	New York State, Dormitory Authority Revenue Bonds, Secondary Issues, P-Floats, Series 1330, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.90% 02/01/28(a)(b)	9,930,000
11,650,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PFLOATS, Series 1165, (MERRILL LYNCH CAPITAL SERVICES), 3.90% 07/15/33(a)(b)	11,650,000
7,720,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTERS, Series 1372, (JPMORGAN CHASE BANK), 3.90% 06/15/14(a)(b)	7,720,000
400,000	New York State, Housing Finance Agency Revenue Bonds, Barclay Street Realty LLC, Series A, (FNMA), 3.80% 11/15/37(a)	400,000
11,283,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC/MORGAN STANLEY), 3.90% 11/15/21(a)(b)	11,283,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$8,545,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (AMBAC/WACHOVIA BANK N.A.), 3.88% 11/01/34(a)	$8,545,000
9,000,000	New York State, PFLOATS, Series 4227, (FSA/FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.90% 11/15/26(a)(b)	9,000,000
13,905,000	New York State, PFLOATS, Series 486, (BNP PARIBAS), 3.88% 06/15/20(a)(b)	13,905,000
10,000,000	New York State, Power Authority Extendible Commercial Paper, General Obligation Bonds, 3.65% 11/16/07	10,000,000
12,000,000	New York State, Power Authority, General Obligation Bonds, (BANK OF NOVA SCOTIA), 3.64% 03/01/20(a)	12,000,000
13,720,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTERS, Series 564, (MBIA/JPMORGAN CHASE BANK), 3.90% 10/15/12(a)(b)	13,720,000
8,500,000	New York State, Thruway Authority Revenue Bonds, PUTTERS, Series 2032, (AMBAC/JPMORGAN CHASE BANK), 3.90% 10/01/13(a)(b)	8,500,000
17,390,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.77% 11/01/35(a)	17,390,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$790,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (AMBAC/STATE STREET BANK & TRUST CO.), 3.77% 01/01/32(a)	$790,000
4,325,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (DEXIA CREDIT LOCAL), 3.80% 01/01/33(a)	4,325,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, (CITIBANK N.A.), 3.92% 03/15/35(a)(b)	18,460,000
4,300,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC/DEXIA CREDIT LOCAL), 3.76% 10/01/19(a)	4,300,000
4,585,000	Oneida County, New York, Industrial Development Agency Revenue Bonds, Hamilton College, (MBIA/BANK OF NEW YORK), 3.80% 09/15/32(a)	4,585,000
4,000,000	Sag Harbor, New York, School District General Obligation, Tax Anticipation Notes, 3.75% 06/30/08	4,006,693

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $330,397,217)	330,397,217

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 23.57%
4,560,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities,Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.89% 04/01/31(a)	4,560,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$3,690,000	New York City, New York, General Obligation Bonds, Sub-Series B-8, (BAYERISCHE LANDESBANK), 3.83% 08/15/24(a)	$3,690,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.89% 03/01/30(a)	8,800,000
6,535,000	New York State, Dormitory Authority Revenue Bonds, Catholic Health Systems Obligations, Series C, (HSBC BANK USA N.A.), 3.88% 07/01/22(a)	6,535,000
3,320,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press, Inc., (LANDESBANK HESSEN-THURINGEN), 4.00% 07/01/23(a)	3,320,000
8,800,000	New York State, Environmental Facilities Corporation, Clean Water Commercial Paper, Series A, (JPMORGAN/BAYERISCHE LANDESBANK/LANDEBANK HESSEN), 3.70% 11/01/07	8,800,000
6,800,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Consolidated Edison Co., Sub-Series A-1, (WACHOVIA BANK N.A.), 3.77% 05/01/39(a)	6,800,000
12,000,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.70% 11/30/18(a)	12,000,000

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$24,500,000	New York State, Housing Finance Agency Revenue Bonds, Series I, (LANDESBANK HESSEN-THURINGEN), 3.88% 03/15/31(a)	$24,500,000
6,100,000	New York State, Local Government Assistance Corporation Revenue Bonds, Series D, (SOCIETE GENERALE), 3.85% 04/01/25(a)	6,100,000
4,100,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK SA), 3.80% 11/01/35(a)	4,100,000
12,000,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK/LANDESBANK HESSEN), 3.51% 12/06/07(c)	12,000,000
3,600,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK/LANDESBANK HESSEN), 3.69% 11/08/07(c)	3,600,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $104,805,000)	104,805,000

Shares		Value

REGISTERED INVESTMENT COMPANIES — 0.11%
482,213	BlackRock Institutional New York Money Market Fund (7 day yield of 3.65%)	$482,213
1	Dreyfus New York Tax Exempt Fund (7 day yield of 3.17%)	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $482,214)	482,214

TOTAL INVESTMENTS (Cost $435,684,431)(d)	97.99%	$435,684,431
OTHER ASSETS IN EXCESS OF LIABILITIES	2.01	8,923,323

NET ASSETS	100.00%	$444,607,754

(a)	Variable rate obligations maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at September 30, 2007.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $193,228,000, which represents 43.46% of net assets.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(d)	Cost for federal income tax purposes is $435,684,431.

AMBAC—Ambac Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance, Inc.

MBIA—MBIA Insurance Corp.

PFLOATS—Puttable Floating Option Tax-Exempt Receipts

PUTTERS—Puttable Tax Exempt Receipts

See Notes to Financial Statements.

16

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	68.46	$304,373,000
General Obligation Bonds	13.99	62,199,217
Commercial Paper	10.28	45,725,000
Puttable Floating Options	5.15	22,905,000
Registered Investment Companies	0.11	482,214

Total Investments	97.99	$435,684,431
Other Assets in Excess of Liabilities	2.01	8,923,323

Net Assets	100.00	$444,607,754

See Notes to Financial Statements.

17

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 91.34%
$16,425,000	Adams County, Colorado, School District Number 050 General Obligation Bonds, PFLOATS, Series 3804, (MBIA/MERRILL LYNCH CAPITAL SERVICES), 3.95% 12/01/26(a)(b)	$16,425,000
10,000,000	Anne Arundel County, Maryland, Commercial Paper, Series A, (WESTDEUTSCHE BANK), 3.74% 12/06/07	10,000,000
14,880,000	Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, Series 640, ROCS, (CITIBANK N.A.), 3.92% 01/01/31(a)(b)	14,880,000
11,564,000	Arizona State, Highway Transportation Board Revenue Bonds, Floating Rate Certificates, Series 1539, (MORGAN STANLEY), 3.85% 07/01/23(a)(b)	11,564,000
47,050,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA/LANDESBANK BADEN-WURTTEMBERG), 3.93% 05/15/24(a)	47,050,000
25,900,000	Baltimore County, Maryland, Commercial Paper, Series 2002 (BNP PARIBAS), 3.63% 12/10/07	25,900,000
31,640,000	Boulder, Larimer, & Weld County, Colorado, School District General Obligation Bonds, Floating Rate Certificates, Series 1540, (FSA/MORGAN STANLEY), 3.88% 12/15/26(a)(b)	31,640,000
11,895,000	Brownsville, Texas, Utility Systems Revenue Bonds, PUTTERS, Series 1132, (AMBAC/JPMORGAN CHASE BANK), 3.92% 09/01/13(a)(b)	11,895,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$27,940,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA/JPMORGAN CHASE BANK), 3.92% 01/01/14(a)(b)	$27,940,000
15,605,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1288, (FSA/JPMORGAN CHASE BANK), 3.92% 01/01/14(a)(b)	15,605,000
5,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC/CITIBANK N.A.), 3.93% 11/01/36(a)(b)	5,000,000
20,605,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10117, (AMBAC/CITIGROUP FINANCIAL PRODUCTS), 3.92% 11/01/36(a)(b)	20,605,000
21,350,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10118, (AMBAC/CITIGROUP FINANCIAL PRODUCTS), 3.92% 11/01/36(a)(b)	21,350,000
10,410,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10119, (AMBAC/CITIBANK N.A.), 3.92% 11/01/36(a)(b)	10,410,000
5,395,000	Connecticut State, General Obligation Bonds, Municipal Securities Trust Receipts, Series JPMC4, (JPMORGAN CHASE BANK), 4.03% 06/15/15(a)(b)	5,395,000
9,900,000	Connecticut State, Health & Educational Systems Revenue Bonds, Yale University, Series S, Commercial Paper, 3.65% 12/12/07(c)	9,900,000

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001 S, (STATE STREET/WESTDEUTSCHE BANK/LANDESBANK BADEN-WURTTEMBERG/BAYERISCHE LANDESBANK), 3.50% 01/14/08	$15,000,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, 3.65% 01/10/08	10,000,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, (STATE STREET/WESTDEUTSCHE BANK/LANDESBANK BADEN-WURTTEMBERG/BAYERISCHE LANDESBANK), 3.63% 11/05/07	10,000,000
19,800,000	Dallas, Texas, Area Rapid Transit Sales Tax Revenue, EAGLE, Class A, (AMBAC/BAYERISCHE LANDESBANK), 3.91% 12/01/36(a)(b)	19,800,000
25,865,000	Detroit, Michigan, Water Supply Systems Revenue Bonds, Floating Rate Certificates, Series 1445, (FSA/MORGAN STANLEY), 3.91% 07/01/25(a)(b)	25,865,000
11,835,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, Series 542, (AMBAC/CITIBANK N.A.), 3.92% 07/01/25(a)(b)	11,835,000
8,860,000	Fort Myers, Florida, Improvement Revenue Bonds, Floating Rate Certificates, Series 2077, (MBIA/WELLS FARGO BANK N.A.), 3.91% 12/01/31(a)(b)	8,860,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,140,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC/MORGAN STANLEY), 3.91% 01/01/30(a)(b)	$17,140,000
19,195,000	Hawaii State, General Obligation Bonds, ROCS, Series 6062, (FSA/CITIBANK), 3.92% 03/01/26(a)(b)	19,195,000
31,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.70% 03/01/14(a)	31,000,000
19,300,000	3.70% 11/01/19(a)	19,300,000
11,690,000	Honolulu City & County Waste Water, Hawaii, EAGLE, Series A, (FGIC/BANCO BILBAO VIZCAYA), 3.91% 07/01/30(a)(b)	11,690,000
10,000,000	Houston, Texas, General Obligation Bonds, Series F, Commercial Paper, (DEPFA), 3.50% 12/06/07(c)	9,999,045
8,000,000	Illinois State, Finance Authority Revenue Bonds, FLOATERS, Series 1489, (MORGAN STANLEY), 3.91% 12/01/42(a)(b)	8,000,000
70,000,000	Illinois State, General Obligation Notes, 4.25% 11/09/07(c)	70,040,040
15,000,000	Indiana State Highway Revenue, PFLOATS, PT 3980, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 06/01/29(a)(b)	15,000,000
63,200,000	Intermountain Power Agency, Utah, Commercial Paper, Series B-2, (BANK OF NOVA SCOTIA), 3.67% 12/14/07	63,200,000

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$24,700,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC/MORGAN STANLEY), 3.50% 07/01/14(a)	$24,700,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi Family Housing, Village Court Associates, E.I. DuPont, Series B, 3.91% 11/01/15(a)	14,700,000
18,700,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000 F, (LANDESBANK HESSEN), 3.69% 10/04/07	18,700,000
38,000,000	3.66% 12/13/07	38,000,000
16,110,000	Jacksonville, Florida, St. Johns River, Power Systems Revenue Bonds, PUTTERS, Series 1182, (MBIA/JPMORGAN CHASE BANK), 3.92% 04/01/13(a)(b)	16,110,000
40,000,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Arena Project, Series C, (AMBAC/DEXIA CREDIT LOCAL), 3.87% 04/01/40(a)	40,000,000
10,000,000	Kentucky State, Asset & Liability Commission Project, Series A, (CREDIT LOCAL DE FRANCE), 3.52% 12/03/07(c)	10,000,000
13,570,000	King County, Washington, General Obligation Bonds, PUTTERS, Series 1184, (FGIC/JPMORGAN CHASE BANK), 3.92% 01/01/13(a)(b)	13,570,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,100,000	Las Vegas, Nevada, Water District General Obligation Bonds, Series 2004 A, Commercial Paper, (BNP PARIBAS), 3.55% 12/10/07(c)	$17,100,000
15,200,000	Lincoln County, Wyoming, Pollution Control Revenue Bonds, BP Amoco PLC, 3.60% 10/01/12(a)	15,200,000
30,000,000	Massachusetts State, General Obligation Bonds, Series A, (DEXIA CREDIT LOCAL), 4.05% 03/01/26(a)	30,000,000
22,200,000	Massachusetts State, General Obligation Bonds, Series C, (STATE STREET BANK & TRUST CO.), 3.85% 01/01/21(a)	22,200,000
10,000,000	Massachusetts State, Health & Educational Harvard University Revenue Bonds, Commercial Paper, 3.67% 11/08/07(c)	9,998,428
21,000,000	Massachusetts State, Water Resources Authority, Sub-Series D, (FGIC/DEXIA CREDIT LOCAL), 3.88% 11/01/26(a)	21,000,000
18,660,000	Memphis, Tennessee, Electric Systems Revenue Bonds, PUTTERS, Series 378, Commercial Paper, (MBIA/JPMORGAN CHASE), 3.92% 12/01/11(a)(b)	18,660,000
14,200,000	Michigan State, Building Authority Revenue Bonds, EAGLE, Class A, (FGIC/CITIBANK N.A.), 3.93% 10/15/36(a)(b)	14,200,000
10,630,000	Michigan State, University Revenue Bonds, (LANDESBANK HESSEN-THURINGEN), 3.77% 02/15/34(a)	10,630,000

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	Minnesota State, PFLOATS, Series 4145, (MERRILL LYNCH CAPITAL SERVICES), 3.93% 12/15/33(a)(b)	$15,000,000
4,000,000	Missouri State, Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (MORGAN GUARANTY TRUST), 4.08% 09/01/30(a)	4,000,000
30,500,000	Montgomery County, Maryland, Commercial Paper, Series 2002, 3.65% 12/10/07	30,500,000
15,000,000	Nevada State, PFLOATS, Series 4221, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 12/01/25(a)(b)	15,000,000
9,550,000	North Carolina State, Floating Rate Certificates, Series 2005, (MORGAN STANLEY), 3.91% 03/01/23(a)(b)	9,550,000
12,095,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, (PNC BANK N.A.), 3.88% 05/01/11(a)(b)	12,095,000
10,230,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, (PNC BANK N.A.), 3.88% 03/01/12(a)(b)	10,230,000
7,450,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, (STATE STREET BANK & TRUST CO.), 3.65% 09/01/24(a)	7,450,000
19,475,000	Oregon State, Veterans Welfare General Obligation Bonds, Series 85, (DEXIA CREDIT LOCAL), 4.05% 06/01/41(a)	19,475,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,560,000	Oregon State, Veterans Welfare General Obligation Bonds, Series 86, (DEXIA CREDIT LOCAL), 4.05% 06/01/40(a)	$15,560,000
21,500,000	Orlando, Florida, Communication Utility Systems Revenue Bonds, PUTTERS, Series 1557, (JPMORGAN CHASE BANK), 3.92% 10/01/13(a)(b)	21,500,000
29,555,000	Pennsylvania State, PFLOATS, Series 4160, (MERRILL LYNCH CAPITAL SERVICES), 3.91% 11/01/24(a)(b)	29,555,000
18,040,000	Richland County, South Carolina, School District No. 002, General Obligation Bonds, PFLOATS, Series 1646, (FGIC), 3.95% 02/01/10(a)	18,040,000
14,210,000	San Antonio, Texas, Hotel Occupancy Revenue Bonds, PUTTERS, Series 1693, (FSA/JPMORGAN CHASE BANK), 3.92% 02/15/12(a)(b)	14,210,000
54,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA/CITIBANK N.A.), 3.93% 05/15/40(a)(b)	54,500,000
10,820,000	Springfield, Illinois, Electrical Revenue, ROC, Series 11154, (MBIA/CITIBANK N.A.), 3.92% 03/01/24(a)(b)	10,820,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.73% 10/16/07	44,000,000

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,555,000	St. Louis, Missouri, Metropolitan Sewer District Wastewater Systems Revenue, Series 2076, (MBIA/MORGAN STANLEY), 3.91% 05/01/36(a)	$17,555,000
18,695,000	Tarrant, Texas, Regulation Water District Revenue Bonds, PFLOATS, Series 3425, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 03/01/28(a)(b)	18,695,000
20,000,000	Tennessee State, School Building Authority Commercial Paper, Series A, 3.65% 11/01/07	20,000,000
2,960,000	Texas State, General Obligation Bonds, PUTTERS, Series 1645, (BANK OF NEW YORK), 3.89% 10/01/14(a)(b)	2,960,000
20,785,000	Texas State, PFLOATS, Series 4177, (MERRILL LYNCH CAPITAL SERVICES), 3.93% 04/01/37(a)(b)	20,785,000
13,425,000	Texas State, Reset Optional Certificates Trust II-R, ROCS, Series 4083, (CITIGROUP FINANCIAL PRODUCTS), 3.92% 04/01/35(a)(b)	13,425,000
30,200,000	Texas State, Southwest Higher Education Authority Revenue, Southern Methodist University, (BANK OF NEW YORK), 3.85% 10/01/36(a)(b)	30,200,000
20,000,000	Texas State, Transportation Commission Revenue Bonds, 4.50% 08/28/08	20,143,528
10,980,000	Texas State, Transportation Commission Revenue Bonds, PUTTERS, Series 1324, (JPMORGAN CHASE BANK), 3.92% 04/01/14(a)(b)	10,980,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$8,700,000	Thurston County, Washington, School District General Obligation Bonds, PUTTERS, Series 1108, (MBIA/JPMORGAN CHASE BANK), 3.92% 06/01/13(a)(b)	$8,700,000
10,155,000	Union County, North Carolina, ROCS, Series 11194, (MBIA/CITIBANK N.A.), 3.92% 03/01/20(a)(b)	10,155,000
10,000,000	University of Missouri, Curators Systems Facilities Revenue, PUTTERS, Series 1978, (JPMORGAN CHASE BANK), 3.92% 05/01/15(a)(b)	10,000,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.70% 12/11/07	32,000,000
30,400,000	University of North Carolina, Board of Governors Commercial Paper, Series A, 3.62% 10/10/07	30,394,317
10,063,000	University of Texas, North University Revenue Bonds, Series A, 3.57% 11/08/07(c)	10,063,000
16,700,000	University of Texas, Permanent University Fund Revenue Bonds, Floating Rate Certificates, Series 1574, (RABOBANK NEDERLAND), 3.91% 07/01/26(a)(b)	16,700,000
19,000,000	University of Texas, University Revenue Bonds, Series A 3.65% 12/12/07(c)	19,000,000
25,000,000	3.83% 10/02/07(c)	24,999,875
20,760,000	Utah Transportation Authority Sales Tax, PFLOATS, PZ261, (MBIA/MERRILL LYNCH CAPITAL SERVICES), 3.96% 06/15/28(a)(b)	20,760,000

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$21,170,000	Valdez, Alaska, Marine Terminal Revenue, BP Pipeline, Inc., Series A, 4.05% 06/01/37(a)	$21,170,000
10,000,000	Valdez, Alaska, Marine Terminal Revenue, BP Pipeline, Inc., Series B, 4.05% 07/01/37(a)	10,000,000
14,224,500	Virginia Commonwealth, Transportation Board Revenue Bonds, Floating Rate Certificates, Series 727, (MORGAN STANLEY), 3.91% 05/15/19(a)(b)	14,224,500
25,966,000	Washington State, General Obligation Bonds, Floating Rate Certificates, Series 1161, (AMBAC/MORGAN STANLEY), 3.91% 07/01/24(a)(b)	25,966,000
7,590,000	Washington State, General Obligation Bonds, P-Floats, PT 3863, (AMBAC/MERRILL LYNCH), 3.95% 01/01/22(a)(b)	7,590,000
12,145,000	Washington State, General Obligation Bonds, P-Floats, PT 3874, (FSA/MERRILL LYNCH), 3.95% 01/01/30(a)(b)	12,145,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA/MORGAN STANLEY), 3.91% 01/01/35(a)(b)	9,745,000
15,170,000	Wisconsin State, Clean Water Revenue Bonds, PFLOATS, Series 1509, (JPMORGAN CHASE BANK), 3.92% 06/01/13(a)(b)	15,170,000
6,830,000	Wisconsin State, PFLOATS, Series PT 3929, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 07/01/26(a)(b)	6,830,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$11,000,000	Wisconsin State, Transportation Authority Revenue Commercial Paper, Series 97 A, (STATE STREET/CALIFORNIA STATE TEACHERS RETIREMENT), 3.68% 12/06/07	$11,000,000
39,643,000	Wisconsin State, Transportation Authority Revenue Extendible Commercial Paper, Series 2006 B, 3.62% 10/05/07	39,643,000
29,000,000	3.73% 10/05/07	29,000,000
9,345,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, ROCS, Series F, (GOLDMAN SACHS), 3.90% 03/09/12(a)(b)	9,345,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,867,080,733)	1,867,080,733

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 8.31%
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, Series A, (DEXIA CREDIT LOCAL), 3.67% 12/11/07(c)	15,000,000
30,000,000	3.63% 12/06/07(c)	30,000,000
29,899,811	Baltimore, Maryland, Port Facilities Revenue Bonds, Occidental Petroleum Corp., (BNP PARIBAS), 3.55% 10/14/11(a)	29,899,811
20,000,000	Colorado State, Regional Transportation District, Commercial Paper, Series 2001 A, (LOC: WESTDEUTSCHE BANK), 3.62% 10/05/07	20,000,000

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$18,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (WACHOVIA BANK N.A.), 3.88% 08/01/15(a)	$18,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc., Project, (MORGAN GUARANTY TRUST), 3.85% 12/01/14(a)	7,000,000
40,000,000	Michigan State, Building Authority Revenue Bonds, Commercial Paper, Series 5, (LOC: STATE STREET BANK/BANK OF NEW YORK), 3.72% 11/20/07(c)	40,000,000
10,000,000	New Jersey State, Economic Development Authority, Series R-1, (BANK OF NOVA SCOTIA/LLOYDS TSB BANK PLC), 4.00% 09/01/31(a)	10,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $169,899,811)	169,899,811

Shares		Value

REGISTERED INVESTMENT COMPANIES — 0.04%
867,271	BlackRock Muni Fund (7 day yield of 3.61%)	$867,271
1	Dreyfus Tax-Exempt Cash Fund (7 day yield of 3.63%)	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $867,272)	867,272

TOTAL INVESTMENTS (Cost $2,037,847,816)(d)	99.69%	$2,037,847,816
OTHER ASSETS IN EXCESS OF LIABILITIES	0.31	6,378,063

NET ASSETS	100.00%	$2,044,225,879

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at September 30, 2007.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $849,469,500, which represents 41.55% of net assets.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(d)	Cost for federal income tax purposes is $2,037,847,816.

AMBAC—Ambac Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance, Inc.

LOC—Letter of Credit

MBIA—MBIA Insurance Corp.

PUTTERS—Puttable Tax Exempt Receipts

PFLOATS—Puttable Floating Option Tax-Exempt Receipts

ROCS—Reset Option Certificates

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
Texas	21.07	$430,705,447
Illinois	6.48	132,405,040
Colorado	6.14	125,430,000
Florida	5.63	115,005,000
Utah	5.32	108,660,000
North Carolina	5.11	104,424,318
Wisconsin	4.97	101,643,000
Maryland	4.71	96,299,811
Michigan	4.44	90,695,000
Massachusetts	4.07	83,198,428
Missouri	3.50	71,555,000
Washington	3.33	67,971,000
Georgia	3.04	62,140,000
Louisiana	2.15	44,000,000
Nevada	2.05	41,845,000
Tennessee	1.89	38,660,000
Oregon	1.71	35,035,000
Iowa	1.60	32,700,000
Arkansas	1.52	31,170,000
Hawaii	1.51	30,885,000
Pennsylvania	1.45	29,555,000
South Carolina	1.34	27,385,000
Arizona	1.29	26,444,000
Kentucky	0.83	17,000,000
Connecticut	0.75	15,295,000
Wyoming	0.74	15,200,000
Indiana	0.73	15,000,000
Minnesota	0.73	15,000,000
Virginia	0.70	14,224,500
New Jersey	0.49	10,000,000
Oklahoma	0.36	7,450,000
Registered Investment Companies	0.04	867,272

Total Investments	99.69	$2,037,847,816
Other Assets in Excess of Liabilities	0.31	6,378,063

Net Assets	100.00	$2,044,225,879

See Notes to Financial Statements.

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Treasury Money Fund

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 16.79%
$63,000,000	Federal Home Loan Bank, Discount Note, 4.00% 10/01/07	$63,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $63,000,000)	63,000,000

U.S. TREASURY OBLIGATIONS — 83.03%
30,000,000	3.33% 10/18/07(a)	29,952,966
50,000,000	3.45% 11/08/07(a)	49,819,791
25,000,000	3.50% 11/29/07(a)	24,856,679
25,000,000	3.53% 11/15/07(a)	24,892,813
25,000,000	3.55% 11/23/07(a)	24,870,076
25,000,000	3.55% 12/20/07(a)	24,804,167
10,000,000	3.68% 12/27/07(a)	9,911,067
40,000,000	3.88% 12/06/07(a)	39,700,891
10,000,000	3.90% 12/06/07(a)	9,928,546
13,000,000	4.04% 12/20/07(a)	12,883,433
10,000,000	4.38% 01/31/08	10,006,808
20,000,000	4.87% 10/04/07(a)	19,991,880
30,000,000	4.88% 11/01/07(a)	29,904,012

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $311,523,129)	311,523,129

Shares		Value

REGISTERED INVESTMENT COMPANY — 0.42%
1,583,319	Dreyfus Treasury Prime Cash Management Fund (7-day yield of 3.23%)	$1,583,319

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,583,319)	1,583,319

TOTAL INVESTMENTS (Cost $376,106,448)(b)	100.24%	$376,106,448
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.24)	(914,726)

NET ASSETS	100.00%	$375,191,722

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	Cost for federal income tax purposes is $376,106,448.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligations	83.03	$311,523,129
U.S. Government & Agency Obligation	16.79	63,000,000
Registered Investment Company	0.42	1,583,319

Total Investments	100.24	$376,106,448
Other Liabilities in Excess of Assets	(0.24)	(914,726)

Net Assets	100.00	$375,191,722

See Notes to Financial Statements.

26

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
ASSETS
Investments (including repurchase agreements), at identified cost	$352,075,329	$1,172,656,627	$435,684,431	$2,037,847,816	$376,106,448

Investments (excluding repurchase agreements), at amortized cost approximating value	218,075,329	1,049,656,627	435,684,431	2,037,847,816	376,106,448
Repurchase agreements, at value	134,000,000	123,000,000	—	—	—

Total investments, at value	$352,075,329	$1,172,656,627	$435,684,431	$2,037,847,816	$376,106,448

Receivable for:
Investments sold	—	—	7,414,813	—	—
Fund shares sold	5,014	99,935	4,400	500	237
Interest	929,715	1,649,427	3,483,869	14,984,946	73,695
Dividends	9,003	17,734	3,932	58,793	7,010
Expense reimbursement due from Investment Advisor	21,723	75,820	112,271	128,555	27,498
Prepaid expenses	15,797	69,664	26,034	115,797	15,590

Total assets	$353,056,581	$1,174,569,207	$446,729,750	$2,053,136,407	$376,230,478
LIABILITIES
Payable for:
Investments purchased	—	—	673,424	723,661	—
Fund shares repurchased	—	4,365	—	1,507,272	3,453
Distributions	1,076,414	3,516,777	1,021,802	5,345,825	695,943
Investment advisory fee	64,024	239,619	188,723	429,723	94,270
Administration fee	22,846	92,735	34,080	169,326	27,880
Transfer agent fee	2,594	7,425	1,236	2,685	1,901
Pricing and bookkeeping fees	3,813	6,642	3,357	6,958	4,139
Trustees’/Directors’ fees	—	431	—	8,817	—
Custody fee	10,696	58,542	6,623	49,485	7,979
Legal fee	29,035	99,874	30,177	129,298	25,524
Registration fee	26,390	46,939	2,574	23,189	21,744
Shareholder servicing fee	66,989	210,940	136,567	449,316	138,543
Other liabilities	26,982	96,389	23,433	64,973	17,380

Total liabilities	$1,329,783	$4,380,678	$2,121,996	$8,910,528	$1,038,756

NET ASSETS	$351,726,798	$1,170,188,529	$444,607,754	$2,044,225,879	$375,191,722

NET ASSETS CONSIST OF
Par value	$351,817	$1,170,434	$444,578	$2,044,295	$375,206
Paid-in capital in excess of par value	351,393,280	1,169,058,550	444,132,175	2,042,149,658	374,820,451
Undistributed (overdistributed) net investment income	—	(13)	31,001	53,529	(6,247)
Accumulated net realized gain (loss)	(18,299)	(40,442)	—	(21,603)	2,312

NET ASSETS	$351,726,798	$1,170,188,529	$444,607,754	$2,044,225,879	$375,191,722

Shares
Net assets	$351,726,798	$574,902,385	$444,607,754	$2,044,225,879	$375,191,722
Shares outstanding	351,817,226	575,145,391	444,578,113	2,044,294,939	375,205,877
Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Shares
Net assets	—	$595,286,144	—	—	—
Shares outstanding	—	595,288,155	—	—	—
Net asset value and offering price per share	—	$1.00	—	—	—

See Notes to Financial Statements.

27

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
INVESTMENT INCOME
Interest	$7,607,265	$31,908,244	$8,548,372	$37,570,580	$7,506,662
Dividends	86,228	116,073	14,137	128,163	77,916

Total Investment Income	7,693,493	32,024,317	8,562,509	37,698,743	7,584,578
EXPENSES
Investment advisory fee	370,499	1,501,032	1,151,221	2,530,062	481,184
Administration fee	219,865	900,073	342,819	1,521,205	237,862
Shareholder servicing fee — Shares	370,499	755,691	575,611	2,530,062	401,091
Transfer agent fee	11,961	53,717	11,996	14,502	11,604
Pricing and bookkeeping fees	4,622	6,725	10,655	17,154	5,028
Trustees’/Directors’ fees	8,770	19,885	10,556	29,852	8,883
Custody fees	6,956	44,109	18,146	68,558	27,551
Other expenses	29,510	90,959	46,790	132,555	33,139

Total Expenses	1,022,682	3,372,191	2,167,794	6,843,950	1,206,342
Fees waived/reimbursed by:
Investment Advisor	(169,551)	(646,284)	(723,790)	(1,004,026)	(184,123)
Administrator	(37,826)	(152,658)	(58,840)	(259,464)	(42,976)
Custody earnings credit	(205)	(16,321)	(3,703)	(16,196)	(16,880)

Net Expenses	815,100	2,556,928	1,381,461	5,564,264	962,363

NET INVESTMENT INCOME	6,878,393	29,467,389	7,181,048	32,134,479	6,622,215

NET REALIZED GAIN ON INVESTMENTS	6,384	2,996	—	27,936	2,312

Net Increase Resulting from Operations	$6,884,777	$29,470,385	$7,181,048	$32,162,415	$6,624,527

See Notes to Financial Statements.

28

[THIS PAGE INTENTIONALLY LEFT BLANK]

29

Excelsior Funds

Statements of Changes in Net Assets

	Government Money Fund		Money Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$6,878,393	$15,053,710	$29,467,389	$64,755,001
Net realized gain (loss) on investments	6,384	2,904	2,996	(2,912)

Net increase resulting from operations	6,884,777	15,056,614	29,470,385	64,752,089

Distributions to Shareholders
From net investment income:
Shares	(6,887,028)	(15,045,075)	(14,488,978)	(38,623,273)
Institutional Shares	—	—	(15,005,982)	(26,104,170)

Total Distributions to Shareholders	(6,887,028)	(15,045,075)	(29,494,960)	(64,727,443)

Net Capital Share Transactions	109,251,900	(167,762,345)	(86,863,483)	(298,083,731)

Net increase (decrease) in net assets	109,249,649	(167,750,806)	(86,888,058)	(298,059,085)

NET ASSETS
Beginning of period	$242,477,149	$410,227,955	$1,257,076,587	$1,555,135,672

End of period	$351,726,798	$242,477,149	$1,170,188,529	$1,257,076,587

Undistributed (overdistributed) net investment income at end of period	$—	$8,635	$(13)	$27,558

See Notes to Financial Statements.

30

New York Tax-Exempt Money Fund		Tax-Exempt Money Fund		Treasury Money Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$7,181,048	$12,932,633	$32,134,479	$64,143,597	$6,622,215	$14,030,831
—	770	27,936	(5,092)	2,312	5,100

7,181,048	12,933,403	32,162,415	64,138,505	6,624,527	14,035,931

(7,160,685)	(12,927,606)	(32,090,389)	(64,113,972)	(6,631,116)	(14,033,835)
—	—	—	—	—	—

(7,160,685)	(12,927,606)	(32,090,389)	(64,113,972)	(6,631,116)	(14,033,835)

(12,867,204)	9,583,689	(66,456,899)	(51,587,116)	69,128,396	(59,619,992)

(12,846,841)	9,589,486	(66,384,873)	(51,562,583)	69,121,807	(59,617,896)

$457,454,595	$447,865,109	$2,110,610,752	$2,162,173,335	$306,069,915	$365,687,811

$444,607,754	$457,454,595	$2,044,225,879	$2,110,610,752	$375,191,722	$306,069,915

$31,001	$10,638	$53,529	$9,439	$(6,247)	$2,654

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Changes in Net Assets—Capital Stock Activity

	Government Money Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	1,641,924,536	1,641,924,537	2,027,068,990	2,027,068,990
Distributions reinvested	386,855	386,855	697,510	697,510
Redemptions	(1,533,059,492)	(1,533,059,492)	(2,195,528,845)	(2,195,528,845)

Net increase (decrease)	109,251,899	109,251,900	(167,762,345)	(167,762,345)

Institutional Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase (decrease)	—	—	—	—

See Notes to Financial Statements.

32

Money Fund				New York Tax-Exempt Money Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

978,506,286	978,506,286	2,599,472,390	2,599,472,390	1,514,717,466	1,514,717,461	2,519,812,784	2,519,812,784
2,070,292	2,070,301	3,330,030	3,330,030	1,326,079	1,326,080	1,815,110	1,815,110
(1,050,175,172)	(1,050,175,174)	(2,990,685,747)	(2,990,685,747)	(1,528,910,299)	(1,528,910,745)	(2,512,044,205)	(2,512,044,205)

(69,598,594)	(69,598,587)	(387,883,327)	(387,883,327)	(12,866,754)	(12,867,204)	9,583,689	9,583,689

2,123,476,337	2,123,476,337	4,262,737,772	4,262,737,772	—	—	—	—
6,941,966	6,941,966	9,160,704	9,160,704	—	—	—	—
(2,147,683,199)	(2,147,683,199)	(4,182,098,880)	(4,182,098,880)	—	—	—	—

(17,264,896)	(17,264,896)	89,799,596	89,799,596	—	—	—	—

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Changes in Net Assets—Capital Stock Activity — (continued)

	Tax-Exempt Money Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	4,482,316,341	4,482,316,345	9,783,446,469	9,783,446,469
Distributions reinvested	1,372,129	1,372,129	2,484,144	2,484,144
Redemptions	(4,550,145,373)	(4,550,145,373)	(9,837,517,729)	(9,837,517,729)

Net increase (decrease)	(66,456,903)	(66,456,899)	(51,587,116)	(51,587,116)

See Notes to Financial Statements.

34

Treasury Money Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)

914,539,853	914,539,853	1,744,655,262	1,744,655,262
2,786,433	2,786,433	4,178,107	4,178,107
(848,197,797)	(848,197,890)	(1,808,453,361)	(1,808,453,361)

69,128,489	69,128,396	(59,619,992)	(59,619,992)

See Notes to Financial Statements.

35

Financial Highlights – Government Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02330	(a)	0.04610 (a)	0.03152 (a)	0.01250 (a)	0.00625	0.01199
Net realized and unrealized gain (loss) on investments	—		0.00025	0.00024	0.00003	—	(0.00039)

Total from Investment Operations	0.02330		0.04635	0.03176	0.01253	0.00625	0.01160

Less Distributions to Shareholders:
From net investment income	(0.02330)		(0.04635)	(0.03176)	(0.01253)	(0.00625)	(0.01160)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.35	%(d)	4.74%	3.22%	1.26%	0.63%	1.17%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.45%	0.39%
Waiver/Reimbursement	0.14	%(f)	0.15%	0.16%	0.25%	0.09%	0.08%
Net investment income (e)	4.65	%(f)	4.61%	3.15%	1.25%	0.62%	1.21%
Net assets, end of period (000’s)	$351,727		$242,477	$410,228	$496,027	$544,721	$594,496

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

36

Financial Highlights – Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02474	(a)	0.04691 (a)	0.03207 (a)	0.01275 (a)	0.00662	0.01255
Net realized and unrealized gain (loss) on investments	—		0.00019	0.00015	0.00010	—	(0.00010)

Total from Investment Operations	0.02474		0.04710	0.03222	0.01285	0.00662	0.01245

Less Distributions to Shareholders:
From net investment income	(0.02474)		(0.04710)	(0.03222)	(0.01285)	(0.00662)	(0.01245)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.42	%(d)	4.81%	3.27%	1.29%	0.66%	1.25%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.45%	0.39%
Waiver/Reimbursement	0.13	%(f)	0.13%	0.16%	0.24%	0.28%	0.04%
Net investment income (e)	4.80	%(f)	4.69%	3.21%	1.28%	0.67%	1.25%
Net assets, end of period (000’s)	$574,902		$644,514	$1,032,384	$1,105,053	$1,141,562	$1,787,852

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

37

Financial Highlights – New York Tax-Exempt Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01560	(a)	0.02948 (a)	0.02150 (a)	0.00822 (a)	0.00491	0.00884
Net realized and unrealized gain (loss) on investments	—		(0.00002)	(0.00012)	0.00023	0.00006	(0.00007)

Total from Investment Operations	0.01560		0.02946	0.02138	0.00845	0.00497	0.00877

Less Distributions to Shareholders:
From net investment income	(0.01560)		(0.02946)	(0.02138)	(0.00845)	(0.00490)	(0.00873)
From net realized gains	—		—	—	—	(0.00007)	(0.00004)

Total Distributions to Shareholders	(0.01560)		(0.02946)	(0.02138)	(0.00845)	(0.00497)	(0.00877)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.57	%(d)	2.99%	2.16%	0.85%	0.50%	0.88%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.60	%(f)	0.60%	0.60%	0.55%	0.50%	0.44%
Waiver/Reimbursement	0.34	%(f)	0.34%	0.34%	0.42%	0.25%	0.05%
Net investment income (e)	3.13	%(f)	2.95%	2.15%	0.82%	0.49%	0.89%
Net assets, end of period (000’s)	$444,608		$457,455	$447,865	$409,252	$490,099	$548,574

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

38

Financial Highlights – Tax-Exempt Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01589	(a)	0.03006 (a)	0.02229 (a)	0.00966 (a)	0.00546	0.00967
Net realized and unrealized gain (loss) on investments	0.00001		(0.00001)	—	—	0.00029	(0.00002)

Total from Investment Operations	0.01590		0.03005	0.02229	0.00966	0.00575	0.00965

Less Distributions to Shareholders:
From net investment income	(0.01590)		(0.03005)	(0.02225)	(0.00966)	(0.00560)	(0.00964)
From net realized gains	—		—	(0.00004)	—	(0.00015)	(0.00001)

Total Distributions to Shareholders	(0.01590)		(0.03005)	(0.02229)	(0.00966)	(0.00575)	(0.00965)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.60	%(d)	3.05%	2.25%	0.97%	0.58%	0.97%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.44%	0.39%
Waiver/Reimbursement	0.13	%(f)	0.12%	0.15%	0.23%	0.14%	0.15%
Net investment income (e)	3.18	%(f)	3.01%	2.23%	0.97%	0.56%	0.97%
Net assets, end of period (000’s)	$2,044,226		$2,110,611	$2,162,173	$2,037,802	$2,044,676	$2,281,263

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

39

Financial Highlights – Treasury Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02069	(a)	0.04324 (a)	0.02855 (a)	0.00988 (a)	0.00484	0.01085
Net realized and unrealized gain on investments	—		0.00013	0.00036	0.00031	0.00002	0.00004

Total from Investment Operations	0.02069		0.04337	0.02891	0.01019	0.00486	0.01089

Less Distributions to Shareholders:
From net investment income	(0.02069)		(0.04337)	(0.02887)	(0.01019)	(0.00485)	(0.01089)
From net realized gains	—		—	(0.00004)	—	(0.00001)	—

Total Distributions to Shareholders	(0.02069)		(0.04337)	(0.02891)	(0.01019)	(0.00486)	(0.01089)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.10	%(d)	4.42%	2.93%	1.02%	0.49%	1.09%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.60	%(f)	0.60%	0.58%	0.55%	0.50%	0.45%
Waiver/Reimbursement	0.14	%(f)	0.14%	0.16%	0.20%	0.07%	0.08%
Net investment income (e)	4.14	%(f)	4.32%	2.86%	0.99%	0.49%	1.08%
Net assets, end of period (000’s)	$375,192		$306,070	$365,688	$428,008	$519,722	$571,998

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

40

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1.	Organization

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) are each organized as a Maryland Corporation, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Information presented in these financial statements pertains to the following funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Government Money Fund

Money Fund

Treasury Money Fund

Excelsior Tax-Exempt Fund:

New York Tax-Exempt Money Fund

Tax-Exempt Money Fund

Each Fund is diversified, with the exception of New York Tax-Exempt Money Fund, which is non-diversified.

Investment Objectives

Government Money Fund and Money Fund each seeks as high a level of current income as is consistent with liquidity and stability of principal. New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. Tax-Exempt Money Fund seeks a moderate level of current interest income exempt from federal income taxes consistent with stability of principal. Treasury Money Fund seeks current income with liquidity and stability of principal.

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 5 billion shares each of Government Money Fund and Money Fund; and 2.5 billion shares of Treasury Money Fund.

Excelsior Tax-Exempt Fund is authorized to issue up to 24 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 5.5 billion shares of Tax-Exempt Money Fund; and 2 billion shares of New York Tax-Exempt Money Fund.

Each Fund, with the exception of Money Fund, offers one class of shares: Shares. Money Fund offers two classes of shares: Shares and Institutional Shares. Shares and Institutional Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares, as described in the Funds’ prospectus. The financial highlights of the Institutional Shares of the Funds are presented separately.

41

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 2.	Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Directors has established procedures intended to stabilize each Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds half of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of a Fund and the counterparty. The investment advisor is responsible for determining that collateral is

42

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund and Excelsior Tax-Exempt Fund, and by contract, the Board of Directors of Excelsior Fund and Excelsior Tax-Exempt Fund are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund and Excelsior Tax-Exempt Fund. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

43

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 3.	Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income*	Tax-Exempt Income	Long-Term Capital Gains
Government Money Fund	$15,546,941	$—	$—
Money Fund	65,587,427	—	—
New York Tax-Exempt Money Fund	770	12,662,681	—
Tax-Exempt Money Fund	—	63,305,228	—
Treasury Money Fund	13,964,644	—	5

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2008	2011	2012	2014	2015	Total
Government Money Fund	$18,903	$—	$5,556	$224	$—	$24,683
Money Fund	—	11,662	23,975	4,889	2,912	43,438

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

44

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 4.	Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Government Money Fund	0.25%
Money Fund	0.25%
New York Tax-Exempt Money Fund	0.50%
Tax-Exempt Money Fund	0.25%
Treasury Money Fund	0.30%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund, and Excelsior Funds Trust (excluding Emerging Markets Fund, International Fund, Pacific/Asia Fund and International Equity Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

For the six months ended September 30, 2007, the effective administration fee rate was 0.13% of each Fund’s average daily net assets before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers.

45

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$161,915	$19,340
Money Fund	661,350	76,191
New York Tax-Exempt Money Fund	253,602	30,315
Tax-Exempt Money Fund	1,128,958	153,631
Treasury Money Fund	174,821	25,717

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007, Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

46

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$151	$151
Money Fund	1,059	1,059
New York Tax-Exempt Money Fund	124	124
Tax-Exempt Money Fund	187	187
Treasury Money Fund	125	125

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers, with the exception of the Institutional Shares of Money Fund which pays a fee of up to 0.15% of the average daily net assets of its shares, to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$368,477	$63,593
Money Fund	738,244	118,478
New York Tax-Exempt Money Fund	566,300	92,646
Tax-Exempt Money Fund	2,519,874	427,792
Treasury Money Fund	390,324	76,780

47

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Shares	Institutional Shares
Government Money Fund	0.55%	—
Money Fund	0.55%	0.30%
New York Tax-Exempt Money Fund	0.60%	—
Tax-Exempt Money Fund	0.55%	—
Treasury Money Fund	0.60%	—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

48

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 5.	Concentration of Ownership

As of September 30, 2007, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Government Money Fund	1	95.70
Money Fund	3	81.85
New York Tax-Exempt Money Fund	1	84.52
Tax-Exempt Money Fund	1	96.22
Treasury Money Fund	1	20.03

Note 6.	Significant Risks and Contingencies

Municipal Bond Tax Status

Certain Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Funds, you may be required to file an amended tax return as a result.

Tax Development Risk

The U.S. Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. This also has the potential to cause decline in the value of the municipal securities held by New York Tax-Exempt Money Fund and Tax-Exempt Money Fund which, in turn, would reduce the value of these Funds’ shares. You should consult your tax advisor to discuss the tax consequences of your investment in these Funds.

49

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Geographic Concentration

Certain Funds have greater than 5% of their total investments on September 30, 2007 invested in debt obligations issued by an individual state and its political subdivisions, agencies and public authorities. These Funds are more susceptible to economic and political factors adversely affecting issuers of the state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Note 7.	Legal Proceedings

Excelsior Funds

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

50

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note	8. Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

51

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

52

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

53

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

54

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

55

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56

PROXY VOTING RESULTS

A Special Meeting of Shareholders of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust and each of their Funds was held on March 30, 2007, for the purpose of seeking shareholder approval of the following proposal: to approve new investment advisory agreements by and among USTA, USTNA and the Companies, on behalf of the Funds. The Special Meeting for Excelsior Funds with respect to the Value and Restructuring Fund, Energy and Natural Resources and Treasury Money Funds was adjourned for the purpose of soliciting additional proxies, and subsequently held on April 30, 2007. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

EXCELSIOR FUNDS, INC.

Fund	For	Against	Abstain
Value and Restructuring Fund	71,659,202.229	1,308,059.398	2,313,244.343
Energy and Natural Resources Fund	10,149,963.059	261,710.922	349,760.892
Treasury Money Fund	147,661,994.420	8,327.040	953,491.100

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

57

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136414-0907 (11/07) 07/45972

INSTITUTIONAL SHARES

MONEY FUND

CORE BOND FUND

HIGH YIELD FUND

EQUITY OPPORTUNITIES FUND

LARGE CAP GROWTH FUND

MID CAP VALUE AND RESTRUCTURING FUND

VALUE AND RESTRUCTURING FUND

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent in behalf of any particular Excelsior Fund. References to specific securities should not be construed as a recommendation or investment advice.

Investments in equity securities are subject to sudden and unpredictable drops in value and periods of lackluster performance.

Funds which concentrate their investments in one economic sector or in a geographical region may expose an investor to greater volatility. When used as part of a broader investment portfolio, these funds may serve to reduce overall portfolio volatility. Currency fluctuations, differences in security regulation, financial accounting standards, and foreign taxation regulations are among the risks associated with foreign investing, as well as political risk. Investing in emerging markets may accentuate these risks.

Small-cap stocks may be less liquid and subject to greater price volatility.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Investment in fixed income securities are subject to interest rate risks. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates the value of a bond investment is at greater risk than during periods of stable or falling rates.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

2

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

3

Understanding Your Expenses — Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,025.50	1,023.50	1.52	1.52	0.30

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Understanding Your Expenses — Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
04/01/07 – 09/30/07
Institutional Shares	1,000.00	1,000.00	1,021.20	1,021.75	3.28	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Understanding Your Expenses — High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,000.25	1,021.00	4.00	4.04	0.80

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Understanding Your Expenses — Equity Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,123.40	1,021.00	4.25	4.04	0.80

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Understanding Your Expenses — Large Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,148.00	1,020.30	5.05	4.75	0.94

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Understanding Your Expenses — Mid Cap Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,078.60	1,020.65	4.52	4.39	0.87

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

9

Understanding Your Expenses — Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,084.40	1,020.95	4.22	4.09	0.81

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

10

Understanding Your Expenses — Emerging Markets Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,261.40	1,017.00	9.05	8.07	1.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Understanding Your Expenses — International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Institutional Shares	1,000.00	1,000.00	1,047.65	1,019.50	5.63	5.55	1.10

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund

Principal Amount		Value

COMMERCIAL PAPER — 69.46%
$50,000,000	Abbott Laboratories, Discount Note, 4.96% 10/15/07	$49,903,556
50,000,000	American General Finance Co., Discount Note, 4.39% 10/04/07	49,977,292
50,000,000	CIT Group Funding, Inc., Discount Note, 6.40% 10/05/07	49,964,445
35,000,000	Coca-Cola Co., Discount Note, 4.65% 12/11/07	34,679,021
30,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.10% 10/24/07	29,902,250
20,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.20% 10/03/07	19,994,222
25,000,000	Ei Dupont, Discount Note, 4.75% 10/17/07	24,947,444
25,000,000	Ei Dupont, Discount Note, 4.77% 10/25/07	24,920,833
25,000,000	Govco, Inc., Discount Note, 5.15% 10/01/07	25,000,000
50,000,000	HSBC Finance Corp., Discount Note, 5.35% 10/31/07	49,777,083
30,000,000	International Business Machines, Discount Note, 4.73% 10/03/07	29,992,117
50,000,000	International Lease Finance Corp., Discount Note, 5.23% 10/26/07	49,818,403
25,000,000	John Deere Capital Corp., Discount Note, 5.10% 11/19/07	24,826,458
20,800,000	Johnson & Johnson, Discount Note, 4.72% 10/15/07	20,761,821
40,000,000	JP Morgan Chase & Co., Discount Note, 2.82% 10/23/07	39,872,400

Principal Amount		Value

COMMERCIAL PAPER — (continued)
$50,000,000	Merrill Lynch, Discount Note, 2.06% 10/03/07	$49,985,500
25,000,000	Morgan Stanley, Discount Note, 4.40% 11/19/07	24,812,847
40,000,000	National Rural Utilities Cooperative Finance, Discount Note, 4.78% 10/25/07	39,872,533
35,000,000	Procter & Gamble Co., Discount Note, 3.20% 10/19/07	34,908,300
15,000,000	Procter & Gamble Co., Discount Note, 4.81% 12/11/07	14,859,183
50,000,000	Societe Generale, Discount Note, 2.20% 10/11/07	49,927,153
25,000,000	UBS Finance Corp., Discount Note, 4.97% 11/26/07	24,806,722
25,000,000	UBS Finance Corp., Discount Note, 5.52% 02/11/08	24,502,174
25,000,000	Wal-Mart Stores, Inc., Discount Note, 4.78% 12/18/07	24,744,333

	TOTAL COMMERCIAL PAPER (Cost $812,756,090)	812,756,090

CERTIFICATES OF DEPOSIT — 12.82%
50,000,000	Barclays Bank PLC, 5.32% 10/05/07	50,000,000
50,000,000	Citibank, 5.35% 11/08/07	50,000,000
50,000,000	First Tennessee Bank, 5.65% 12/06/07	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $150,000,000)	150,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.70%
20,000,000	Federal Home Loan Bank, 5.54% 09/17/08(a)	20,000,000

See Notes to Financial Statements.

13

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund — (continued)

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — (continued)
$20,000,000	Federal Home Loan Bank, 4.13% 03/14/08(a)	$20,000,000
15,000,000	Federal National Mortgage Association, 5.30% 01/08/08	15,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $55,000,000)	55,000,000

CORPORATE BONDS — 2.56%
30,000,000	Wells Fargo Bank, 4.82% 10/31/07	30,000,000

	TOTAL CORPORATE BONDS (Cost $30,000,000)	30,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.16%
1,900,537	Dreyfus Government Cash Management Fund (7 day yield of 3.23%)	1,900,537

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,900,537)	1,900,537

Principal Amount		Value

REPURCHASE AGREEMENT — 10.51%
$123,000,000	Repurchase agreement with Morgan Stanley, dated 09/28/07, due on 10/01/07, at 4.90%, collateralized by U.S. Government Agency Obligations with various maturities to 08/01/37, market value $126,207,166 (repurchase proceeds $123,050,225)	$123,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $123,000,000)	123,000,000

TOTAL INVESTMENTS (Cost $1,172,656,627)(b)	100.21%	$1,172,656,627
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(2,468,098)

NET ASSETS	100.00%	$1,170,188,529

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Cost for federal tax purposes is $1,172,656,627.

Discount Note—The rate reported is the discount rate at the time of purchase.

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	69.46	$812,756,090
Certificates of Deposit	12.82	150,000,000
Repurchase Agreement	10.51	123,000,000
U.S. Government & Agency Obligations	4.70	55,000,000
Corporate Bonds	2.56	30,000,000
Registered Investment Company	0.16	1,900,537

Total Investments	100.21	$1,172,656,627
Other Liabilities in Excess of Assets	(0.21)	(2,468,098)

Net Assets	100.00	$1,170,188,529

See Notes to Financial Statements.

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.34%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$4,189,576
2,015,000	Capital Auto Receivables Asset Trust, 2007-3 A4	5.00	03/17/14	2,020,575
6,765,000	Citibank Credit Card Issuance Trust, 2003-A10	4.75	12/10/15	6,588,500

	TOTAL ASSET-BACKED SECURITIES (Cost $12,779,089)			12,798,651

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.99%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS —6.00%
435,193	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10 15A1(b)	4.60	01/25/35	433,167
1,794,354	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.45	12/25/34	1,768,065
1,671,274	Countrywide Alternative Loan Trust, 2004-16CB 1A2	6.00	10/25/34	1,655,085
2,550,697	Countrywide Alternative Loan Trust, 2004-22CB 1A1	5.50	07/25/34	2,529,217
6,648,497	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.70	08/25/34	6,659,512
7,238,080	JP Morgan Mortgage Trust, 2005-A6 1A1(b)	5.14	09/25/35	7,153,469
10,195,682	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	12/25/34	10,079,593
2,647,086	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,616,011

				32,894,119

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.43%
2,306,295	2333 UZ	6.50	07/15/31	2,340,141

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION —0.56%
$3,080,000	2003-17 QT	5.00%	08/25/27	$3,075,934

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,670,456)			38,310,194

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.60%
4,225,000	Asset Securitization Corp., 1997-D4 A4(b)	8.07	04/14/29	4,397,171
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,409,425
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,006,421
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)(b)	6.01	11/15/36	983,412
6,775,000	GE Capital Commercial Mortgage Corp., 2000-1 Cl(b)	6.73	01/15/33	7,110,024
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1(b)	7.06	05/15/33	1,821,061
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1(b)	5.32	06/10/36	3,425,221
13,080,000	GS Mortgage Securities Corp. II, 2007-GG10 A4(b)	5.99	08/10/45	13,302,550
5,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3(b)	6.16	08/12/49	5,838,328
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C(b)	7.50	10/15/33	3,362,340
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,215,146
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	6,286,130

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29%	04/15/34	$4,408,559
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,551,734
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,091,863
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3(b)	5.23	07/15/41	3,908,339
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(b)	5.09	07/15/42	17,834,208

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,058,408)			90,951,932

CORPORATE BONDS — 18.56%
2,615,000	America Movil S.A. de C.V.	5.50	03/01/14	2,577,595
5,700,000	Bank One Corp.	7.88	08/01/10	6,098,567
6,000,000	Barclays Bank PLC(a)(b)	5.93	12/31/49	5,692,542
1,620,000	Bear Stearns Co., Inc.	5.70	11/15/14	1,586,030
5,520,000	Bottling Group LLC	5.50	04/01/16	5,527,397
2,300,000	British Telecommunications PLC	9.13	12/15/30	3,045,665
2,715,000	Caterpillar Financial Services Corp.	5.85	09/01/17	2,739,723
265,000	Caterpillar, Inc.	5.70	08/15/16	264,432
5,715,000	Citigroup, Inc.	5.25	02/27/12	5,713,794
2,600,000	Comcast Cable Holdings LLC	9.80	02/01/12	3,009,373
1,441,000	Daimler Chrysler N.A. Holding Corp.	7.20	09/01/09	1,492,657
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	2,000,464
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,403,247
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,836,244
1,700,000	Ford Motor Credit Co.	8.63	11/01/10	1,685,319

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS —(continued)
$1,400,000	General Electric Capital Corp.	5.00%	11/15/11	$1,393,676
1,695,000	General Electric Capital Corp.	5.88	02/15/12	1,739,592
2,995,000	General Electric Capital Corp.	6.00	06/15/12	3,088,279
2,710,000	General Mills, Inc.	5.65	09/10/12	2,734,127
1,185,000	Georgia Power Co.	5.70	06/01/17	1,184,983
5,834,000	HSBC Finance Corp.	8.00	07/15/10	6,260,979
2,000,000	Morgan Stanley	6.75	04/15/11	2,090,260
685,000	Nisource Finance Corp.	5.25	09/15/17	635,762
3,825,000	Oracle Corp.	5.25	01/15/16	3,724,552
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,389,125
4,500,000	RBS Capital Trust III(b)(c)	5.51	09/29/49	4,210,375
1,670,000	Sprint Capital Corp.	8.75	03/15/32	1,915,054
4,100,000	Target Corp.	5.88	07/15/16	4,099,832
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,322,247
5,000,000	UBS Preferred Funding Trust I(b)	8.62	10/29/49	5,430,315
1,600,000	UnitedHealth Group, Inc.(a)	6.00	06/15/17	1,598,685
3,050,000	Virginia Electric & Power Co.	5.95	09/15/17	3,045,581
1,735,000	Wal Mart Stores, Inc.	5.00	04/05/12	1,719,763
2,441,000	Wal-Mart Stores, Inc.	4.13	02/15/11	2,371,334
5,350,000	Wells Fargo & Co.	5.00	11/15/14	5,156,892
950,000	Xerox Corp.	6.40	03/15/16	961,751

	TOTAL CORPORATE BONDS (Cost $101,964,345)			101,746,213

TAX-EXEMPT SECURITY — 0.31%
1,590,000	Massachusetts Bay Transportation Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,712,414

	TOTAL TAX-EXEMPT SECURITY (Cost $1,751,974)			1,712,414

U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.97%
	FREDDIE MAC — 0.51%
2,440,000		6.25	07/15/32	2,772,208

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY BONDS & NOTES — (continued)
	RESOLUTION FUNDING CORPORATION — 0.46%
$4,851,000	Principal Only STRIPS(d)	0.00%	07/15/20	$2,541,614

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $5,007,684)			5,313,822

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 41.62%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.35%
6,057,871	Pool # 1G1898 ARM(b)	5.88	06/01/36	6,094,407
2,387,637	Pool # A20105	5.00	04/01/34	2,283,536
8,977,710	Pool # A47411	4.50	10/01/35	8,341,565
2,071,262	Pool # A48132	7.00	12/01/35	2,139,598
1,987,638	Pool # A58455	5.50	03/01/37	1,946,266
5,209,078	Pool # B19861	4.50	08/01/20	5,014,833
2,583,561	Pool # C01811	5.00	04/01/34	2,470,917
129,482	Pool # C71221	5.00	09/01/32	124,110
18,495	Pool # C74339	5.00	12/01/32	17,727
160,127	Pool # C74469	5.00	12/01/32	153,483
31,925	Pool # C74676	5.00	12/01/32	30,601
2,134,641	Pool # E96460	5.00	05/01/18	2,098,354
4,327,452	Pool # G01842	4.50	06/01/35	4,020,816
16,863,586	Pool # G18105	5.00	03/01/21	16,534,190
2,322,051	Pool # J01383	5.50	03/01/21	2,315,556
3,243,972	Pool # J02497	4.50	09/01/20	3,123,006

				56,708,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.41%
177,052	Pool # 251502	6.50	02/01/13	181,844
75,060	Pool # 252806	7.50	10/01/29	78,688
1,093,661	Pool # 255896	6.50	08/01/35	1,114,884
4,787,145	Pool # 256269	5.50	06/01/36	4,689,820
9,803,967	Pool # 357824	5.50	06/01/35	9,614,491
1,218,929	Pool # 387203	4.80	01/01/12	1,208,980
1,040,831	Pool # 387204	4.80	01/01/12	1,032,336
199,157	Pool # 443194	5.50	10/01/28	196,170
3,847	Pool # 450846	5.50	12/01/28	3,789
337,685	Pool # 452035	5.50	11/01/28	332,621
2,265	Pool # 454758	5.50	12/01/28	2,231
552,697	Pool # 561435	5.50	11/01/29	544,408
299,509	Pool # 578543	5.50	04/01/31	294,385
111,388	Pool # 627259	5.50	02/01/32	109,452
953,853	Pool # 632551	5.50	02/01/32	937,275
428,663	Pool # 632576	5.50	02/01/32	421,330
208,532	Pool # 694655	5.50	04/01/33	204,838
1,465,264	Pool # 702861	5.00	04/01/18	1,440,323
1,334,444	Pool # 704440	5.00	05/01/18	1,311,729
58,045	Pool # 710585	5.50	05/01/33	57,017
349,465	Pool # 735224	5.50	02/01/35	343,274
22,070,624	Pool # 745432	5.50	04/01/36	21,644,079
949,818	Pool # 781859	4.50	12/01/34	881,642
1,334,761	Pool # 786423 ARM(b)	4.59	07/01/34	1,324,902
431,185	Pool # 797680	4.50	10/01/35	400,236

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES —(continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$647,787	Pool # 805373	4.50%	01/01/35	$601,290
6,159,345	Pool # 805386 ARM(b)	4.85	01/01/35	6,095,520
748,393	Pool # 812268	5.50	05/01/35	733,929
1,008,991	Pool # 815479	4.50	03/01/35	936,575
1,271,697	Pool # 819361	4.50	04/01/35	1,180,426
535,391	Pool # 820492	5.50	05/01/35	525,044
734,644	Pool # 820989	5.50	04/01/35	720,446
709,774	Pool # 821567	5.50	06/01/35	696,056
1,725,574	Pool # 822799	4.50	04/01/35	1,601,728
6,085,226	Pool # 829321	4.50	09/01/35	5,648,482
8,082,723	Pool # 831926	6.00	12/01/36	8,096,181
4,904,429	Pool # 835751	4.50	08/01/35	4,552,433
1,786,633	Pool # 835760	4.50	09/01/35	1,658,404
1,610,049	Pool # 836512	4.50	10/01/20	1,550,626
4,087,042	Pool # 839240	4.50	09/01/35	3,793,711
2,600,373	Pool # 843510	4.50	11/01/20	2,504,400
1,616,173	Pool # 844797	4.50	10/01/35	1,500,179
1,793,946	Pool # 844901	4.50	10/01/20	1,727,736
5,683,479	Pool # 867438	4.50	05/01/36	5,272,820
4,645,441	Pool # 880084	6.00	03/01/36	4,653,176
5,458,986	Pool # 883084	6.50	07/01/36	5,559,159
696,437	Pool # 893426	6.00	09/01/36	697,596
2,972,931	Pool # 895271	6.50	09/01/36	3,027,484
4,705,343	Pool # 910390	5.00	03/01/37	4,488,299
1,959,597	Pool # 916370	5.00	05/01/37	1,869,206
8,071,805	Pool # 917906	5.00	05/01/37	7,699,475
30,111,220	Pool # 937282	5.00	05/01/37	28,722,273
6,612,962	Pool # 946450 ARM(b)	6.14	09/01/37	6,718,024

				161,201,422

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.86%
281,198	Pool # 002562	6.00	03/20/28	283,552
1,731,128	Pool # 003413	4.50	07/20/33	1,617,051
329,691	Pool # 267812	8.50	06/15/17	353,978
1,569,095	Pool # 3442	5.00	09/20/33	1,508,328
2,732	Pool # 356873	6.50	05/15/23	2,802
29,201	Pool # 434772	9.00	06/15/30	31,704
46,324	Pool # 471660	7.50	03/15/28	48,645
118,488	Pool # 472028	6.50	05/15/28	121,587
53,263	Pool # 475847	6.50	06/15/28	54,656
20,664	Pool # 479087	8.00	01/15/30	21,983
296,926	Pool # 479088	8.00	01/15/30	315,878
114,538	Pool # 503711	7.00	05/15/29	120,024
9,599	Pool # 525556	8.00	01/15/30	10,212
10,842	Pool # 525945	9.00	07/15/30	11,772
106,859	Pool # 568670	6.50	04/15/32	109,470
199,220	Pool # 575441	6.50	12/15/31	204,187
558,400	Pool # 598127	5.50	03/15/18	559,374
1,199,530	Pool # 607668	5.50	02/15/18	1,201,623
757,885	Pool # 615639	4.50	09/15/33	712,679
146,831	Pool # 780086	8.50	11/15/17	156,855
644,617	Pool # 780548	8.50	12/15/17	688,622

See Notes to Financial Statements.

17

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount			Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES —(continued)
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —(continued)
$484,872		Pool # 780865	9.50%	11/15/17	$525,574
163,538		Pool # 781036	8.00	10/15/17	172,399
614,937		Pool # 781084	9.00	12/15/17	658,553
147,181		Pool # 80185 ARM(b)	6.38	04/20/28	148,403
155,788		Pool # 80205 ARM(b)	6.38	06/20/28	157,084
384,378		Pool # 80311 ARM(b)	5.50	08/20/29	388,284

					10,185,279

		TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $229,035,737)			228,095,666

U.S. GOVERNMENT SECURITIES — 11.52%
		U.S. TREASURY INFLATION PROTECTED BONDS — 1.63%
1,183,718			2.00	01/15/14	1,166,701
2,762,700			2.38	01/15/25	2,787,089
4,916,699			2.38	01/15/27	4,976,624

					8,930,414

		U.S. TREASURY BONDS — 9.89%
19,880,000	(e)		4.50	02/28/11	20,158,002
21,810,000			7.63	11/15/22	28,206,459
4,635,000			6.63	02/15/27	5,632,610
200,000			4.75	02/15/37	197,233

					54,194,304

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $62,617,784)			63,124,718

Contracts
CALL OPTION PURCHASED — 0.00%*
10		Euro Dollar Future, Expires 12/17/07 strike price 95.75			938

		TOTAL CALL OPTION PURCHASED (Cost $3,025)			938

Principal Amount	Rate	Maturity Date	Value

REPURCHASE AGREEMENT — 0.62%
$3,407,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,475,725 (repurchase proceeds $3,408,036)		$3,407,000

	TOTAL REPURCHASE AGREEMENT (Cost $3,407,000)		3,407,000

TOTAL INVESTMENTS (Cost $546,295,502)(f)	99.53%	$545,461,548
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47	2,569,168

NET ASSETS	100.00%	$548,030,716

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $12,464,215, which represents 2.27% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Perpetual Security. Stated maturity is first par call date.
(d)	Zero-coupon bond.
(e)	A portion of this security with market value of $253,496 is pledged as collateral for open futures contracts.
(f)	Cost for federal income tax purposes is $546,295,502.
*	Rounds to less than 0.01%.

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

PLC—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

See Notes to Financial Statements.

18

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long -
63	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $12,983,079)	$13,043,953	$60,874
Short -
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$60,096

Interest Rate Swap Agreement

Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets		Value
U.S. Government & Agency Securities	54.11		$296,534,206
Corporate Bonds	18.56		101,746,213
Commercial Mortgage-Backed Securities	16.60		90,951,932
Collateralized Mortgage Obligations	6.99		38,310,194
Asset-Backed Securities	2.34		12,798,651
Repurchase Agreement	0.62		3,407,000
Tax-Exempt Security	0.31		1,712,414
Call Option Purchased	0.00	*	938

Total Investments	99.53		$545,461,548
Other Assets in Excess of Liabilities	0.47		2,569,168

Net Assets	100.00		$548,030,716

*	Rounds to less than 0.01%.

See Notes to Financial Statements.

19

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 92.54%
	ADVERTISING PERIODICALS — 2.45%
$60,000	CanWest Media Works, Inc.	8.00%	09/15/12	$58,800
1,000,000	Dex Media Finance/West	8.50	08/15/10	1,027,500
1,000,000	R.H. Donnelley Finance Corp.(a)	10.88	12/15/12	1,065,000
40,000	R.H. Donnelley Finance Corp.	10.88	12/15/12	42,600

				2,193,900

	CABLE TV — 2.31%
1,000,000	Echostar DBS Corp.	7.13	02/01/16	1,027,500
1,000,000	NTL Cable PLC	9.13	08/15/16	1,037,500

				2,065,000

	CASINO HOTELS — 5.91%
1,000,000	American Casino & Entertainment	7.85	02/01/12	1,027,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
1,500,000	Majestic Star LLC	9.75	01/15/11	1,260,000
1,000,000	MGM Mirage, Inc.	8.50	09/15/10	1,045,000
1,000,000	MGM Mirage, Inc.	7.50	06/01/16	993,750

				5,293,750

	CELLULAR TELECOM — 1.57%
330,000	American Cellular Corp.	10.00	08/01/11	344,850
1,000,000	Dobson Communications Corp.	8.88	10/01/13	1,065,000

				1,409,850

	CHEMICALS - DIVERSIFIED — 2.26%
37,000	EquiStar Chemicals LP/EquiStar Funding Corp.	10.13	09/01/08	38,203
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,075,000
1,000,000	Nell AF Sarl (a)	8.38	08/15/15	912,500

				2,025,703

	CHEMICALS - PLASTICS — 0.58%
500,000	PolyOne Corp.	8.88	05/01/12	515,000

				515,000

	CHEMICALS - SPECIALTY — 1.11%
1,000,000	Tronox Worldwide LLC/Tronox Finance Corp.	9.50	12/01/12	997,500

				997,500

	COAL — 1.04%
1,000,000	Massey Energy Co.	6.88	12/15/13	932,500

				932,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COMMERCIAL SERVICES — 2.24%
$1,000,000	Iron Mountain, Inc.	8.63%	04/01/13	$1,012,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	997,500

				2,010,000

	COMPUTER SERVICES — 1.17%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,045,000

				1,045,000

	CONTAINERS - METAL/GLASS — 2.28%
1,000,000	Crown Americas	7.75	11/15/15	1,032,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,007,500

				2,040,000

	CONTAINERS - PAPER/PLASTIC — 4.55%
1,000,000	BPC Holding Corp.	8.88	09/15/14	1,022,500
500,000	Graham Packaging Co.	8.50	10/15/12	496,250
500,000	Graham Packaging Co.	9.88	10/15/14	495,000
1,000,000	Pregis Corp.	12.38	10/15/13	1,080,000
1,000,000	Stone Container	8.00	03/15/17	982,500

				4,076,250

	COSMETICS & TOILETRIES — 1.54%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,380,000

				1,380,000

	DISTRIBUTION/WHOLESALE — 1.11%
1,000,000	Nebraska Book Co.	8.63	03/15/12	997,500

				997,500

	DIVERSIFIED MANUFACTURING OPERATIONS — 2.17%
1,000,000	Bombardier, Inc.(a)	8.00	11/15/14	1,047,500
1,000,000	Harland Clarke Holdings Corp.	9.50	05/15/15	892,500

				1,940,000

	ELECTRONIC COMPONENTS - SEMICONDUCTORS — 2.16%
1,000,000	Amkor Technologies, Inc.	9.25	06/01/16	1,010,000
1,000,000	Freescale Semiconductor PIK	9.13	12/15/14	925,000

				1,935,000

	FINANCE - AUTO LOANS — 3.76%
1,354,000	Ford Motor Credit Co.	9.75	09/15/10	1,381,332
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	1,983,728

				3,365,060

See Notes to Financial Statements.

20

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FOOD & KINDRED PRODUCTS — 1.06%
$1,000,000	Pinnacle Foods Finance LLC(a)	9.25%	04/01/15	$952,500

				952,500

	FOOD - MISCELLANEOUS AND DIVERSIFIED — 2.25%
1,000,000	Del Monte Corporation	8.63	12/15/12	1,015,000
1,000,000	Del Monte Corporation	6.75	02/15/15	960,000
40,000	Dole Foods Co.	7.25	06/15/10	37,800

				2,012,800

	FUNERAL SERVICES & RELATED ITEMS — 1.65%
1,500,000	Service Corp. International	7.00	06/15/17	1,473,750

				1,473,750

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 1.07%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	962,500

				962,500

	HOME FURNISHINGS — 2.20%
1,000,000	Sealy Mattress Co.	8.25	06/15/14	1,007,500
1,000,000	Simmons Co.	7.88	01/15/14	960,000

				1,967,500

	MACHINERY - FARM — 1.14%
1,000,000	Case New Holland, Inc.	7.13	03/01/14	1,025,000

				1,025,000

	MACHINERY - GENERAL INDUSTRY — 1.11%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	995,000

				995,000

	MEDICAL - HOSPITALS — 0.95%
1,000,000	HCA, Inc.	6.50	02/15/16	850,000

				850,000

	MULTI - LINE INSURANCE — 2.47%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,207,942

				2,207,942

	MUSIC — 2.04%
2,100,000	Warner Music Group	7.38	04/15/14	1,827,000

				1,827,000

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	OFFICE AUTOMATION & EQUIPMENT — 2.25%
$1,000,000	Ikon Office Solutions	7.75%	09/15/15	$1,005,000
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,008,861

				2,013,861

	PAPER & RELATED PRODUCTS — 1.09%
1,000,000	Mercer International, Inc.	9.25	02/15/13	977,500

				977,500

	PIPELINES — 2.20%
1,500,000	Semgroup L.P.(a)	8.75	11/15/15	1,466,250
500,000	Williams Cos.(a)	6.38	10/01/10	502,500

				1,968,750

	RACETRACKS — 1.14%
1,000,000	Penn National Gaming, Inc.	6.75	03/01/15	1,020,000

				1,020,000

	REAL ESTATE MANAGEMENT/SERVICES — 0.95%
1,000,000	Realogy Corp.(a)	10.50	04/15/14	852,500

				852,500

	RENTAL AUTO/EQUIPMENT — 2.16%
1,000,000	Avis Budget Car Rental	7.75	05/15/16	980,000
1,000,000	Rental Service Corp.	9.50	12/01/14	955,000

				1,935,000

	RESORTS/THEME PARKS — 1.13%
1,000,000	Universal City Florida Holdings(b)	10.11	05/01/10	1,010,000

				1,010,000

	RETAIL - APPAREL/SHOE — 1.31%
1,250,000	Burlington Coat Factory	11.13	04/15/14	1,168,750

				1,168,750

	RETAIL - BEDDING — 0.77%
1,000,000	Linens ‘N Things, Inc.(b)	10.99	01/15/14	686,250

				686,250

	RETAIL - DRUG STORE — 1.01%
1,000,000	Rite Aid Corp.	8.63	03/01/15	905,000

				905,000

	RETAIL - MAJOR DEPARTMENT STORE — 2.38%
1,000,000	Neiman Marcus Group, Inc. PIK	9.00	10/15/15	1,065,000
1,000,000	Saks, Inc.	9.88	10/01/11	1,065,000

				2,130,000

See Notes to Financial Statements.

21

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	RETAIL - TOY STORE — 0.45%
$500,000	Toys R Us	7.38%	10/15/18	$401,250

				401,250

	RETAIL - VIDEO RENTAL — 1.51%
1,500,000	Blockbuster, Inc.	9.00	09/01/12	1,350,000

				1,350,000

	RUBBER - TIRES — 0.05%
41,000	Goodyear Tire & Rubber Co.	9.00	07/01/15	43,767

				43,767

	SATELLITE TELECOM — 2.54%
650,000	Inmarsat Finance PLC	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.	11.25	06/15/16	1,606,875

				2,276,375

	SCHOOLS — 1.63%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,455,000

				1,455,000

	SPECIAL PURPOSE ENTITY — 4.80%
3,200,000	Targeted Return Index Securities Trust (TRAIN), Series HY-1-2006(a)	7.55	05/01/16	3,136,288
1,500,000	Wimar OPCO LLC(a)	9.63	12/15/14	1,162,500

				4,298,788

	TELEPHONE - INTEGRATED — 9.82%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	1,995,000
1,000,000	Citizens Communications	9.25	05/15/11	1,085,000
649,000	Consolidated Communications Holding	9.75	04/01/12	655,490
1,500,000	Hawaiian Telcom Communication	12.50	05/01/15	1,620,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,318,750
1,000,000	Valor Telecom Enterprise	7.75	02/15/15	1,048,071
1,000,000	Windstream Corp.	8.63	08/01/16	1,066,250

				8,788,561

	TELEVISION — 0.03%
26,000	Sinclair Broadcast Group	8.00	03/15/12	26,585

				26,585

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)

	TRAVEL SERVICES — 1.17%
$1,000,000	Travelport LLC	11.88%	09/01/16	$1,047,500

				1,047,500

	TOTAL CORPORATE BONDS (Cost $83,729,945)			82,851,442

BANK LOANS — 2.15%
	COMPUTER SERVICES — 2.15%
2,000,000	First Data Corp.(b)	7.98	09/24/14	1,927,400

	TOTAL BANK LOANS (Cost $1,940,000)			1,927,400

Shares
COMMON STOCK — 2.70%
	METAL - ALUMINUM — 2.70%
127,380	Ormet Corp.(c)			2,420,220

	TOTAL COMMON STOCK (Cost $1,019,040)			2,420,220

Principal Amount
REPURCHASE AGREEMENT — 3.44%
$3,085,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,150,175 (repurchase proceeds $3,085,938)			3,085,000

	TOTAL REPURCHASE AGREEMENT (Cost $3,085,000)			3,085,000

TOTAL INVESTMENTS (Cost $89,773,985)(d)	100.83%	$90,284,062
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.83)	(746,643)

NET ASSETS	100.00%	$89,537,419

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $13,871,288, which represents 15.49% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Non-income producing security.
(d)	Cost for federal income tax purposes is $89,735,824.

LLC—Limited Liability Company

L.P.—Limited Partnership

PIK—Payment-In-Kind

PLC—Public Limited Company

See Notes to Financial Statements.

22

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Consumer Cyclical	21.05	$18,838,267
Communications	18.72	16,760,271
Consumer Non-Cyclical	13.48	12,069,050
Financial	13.11	11,734,290
Industrials	12.32	11,038,750
Basic Materials	7.74	6,935,923
Technology	7.73	6,921,261
Repurchase Agreement	3.44	3,085,000
Energy	3.24	2,901,250

Total Investments	100.83	$90,284,062
Other Liabilities in Excess of Assets	(0.83)	(746,643)

Net Assets	100.00	$89,537,419

See Notes to Financial Statements.

23

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Opportunities Fund

Shares		Value

COMMON STOCKS — 88.28%
	CONSUMER DISCRETIONARY — 9.64%
128,250	BorgWarner, Inc.	$11,738,722
188,500	Dillard’s, Inc., Class A	4,114,955
145,000	John Wiley & Sons, Class A	6,514,850
180,200	Life Time Fitness, Inc.(a)	11,053,468
127,400	Sotheby’s Holdings, Inc., Class A	6,088,446

		39,510,441

	CONSUMER STAPLES — 3.71%
166,400	Anheuser-Busch Cos., Inc.	8,318,336
106,900	Wm. Wrigley Jr. Co.	6,866,187

		15,184,523

	ENERGY — 10.38%
96,300	Apache Corp.	8,672,778
187,000	Cimarex Energy Co.	6,965,750
616,000	El Paso Corp.	10,453,520
86,000	Exxon Mobil Corp.	7,960,160
89,400	Suncor Energy, Inc., ADR	8,476,014

		42,528,222

	FINANCIAL — 15.65%
184,897	Aegon N.V.	3,518,590
201,900	American Capital Strategies Ltd.	8,627,187
97	Berkshire Hathaway, Inc., Class A(a)	11,495,470
307,200	Leucadia National Corp.	14,813,184
142,500	NYSE Euronext	11,281,725
292,000	Progressive Corp.	5,667,720
133,000	RenaissanceRe Holdings Ltd.	8,699,530

		64,103,406

	HEALTH CARE — 7.29%
115,000	Johnson & Johnson	7,555,500
113,000	Medtronic, Inc.	6,374,330
101,900	Novo-Nordisk A/S, ADR	12,333,976
294,000	Senomyx, Inc.(a)	3,601,500

		29,865,306

	INDUSTRIALS — 18.75%
3,222,000	Bombardier, Inc., Class B(a)(b)	19,144,443
141,000	Canadian National Railway Co.	8,037,000
171,000	Expeditors International of Washington, Inc.	8,088,300

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
181,500	General Electric Co.	$7,514,100
80,300	Granite Construction, Inc.	4,257,506
454,600	Quanta Services, Inc.(a)	12,024,170
213,200	Rolls-Royce Group PLC, ADR	11,384,880
200,000	Simpson Manufacturing Co., Inc.	6,370,000

		76,820,399

	INFORMATION TECHNOLOGY — 4.47%
1,180,000	3com Corp.(a)	5,829,200
162,300	Microchip Technology, Inc.	5,894,736
192,500	National Instruments Corp.	6,608,525

		18,332,461

	MATERIALS — 12.98%
130,000	Aracruz Celulose SA, ADR	9,566,700
242,000	Bowater, Inc.	3,610,640
221,000	Monsanto Co.	18,948,540
166,600	Nucor Corp.	9,907,702
124,900	Vulcan Materials Co.	11,134,836

		53,168,418

	REAL ESTATE — 0.99%
121,000	St. Joe Co.	4,066,810

	UTILITIES — 4.42%
542,000	AES Corp.(a)	10,861,680
461,000	Sierra Pacific Resources	7,251,530

		18,113,210

	TOTAL COMMON STOCKS (Cost $289,235,618)	361,693,196

FOREIGN COMMON STOCKS — 9.10%
	BELGIUM — 1.43%
323,000	RHJ International(a)	5,865,899

	GERMANY — 1.34%
85,200	Bayerische Motoren Werke AG	5,485,539

	SINGAPORE — 6.33%
6,097,000	Noble Group Ltd.	8,886,856
3,143,000	Olam International Ltd.	6,638,054
1,203,385	Singapore Exchange Ltd.	10,415,811

		25,940,721

	TOTAL FOREIGN COMMON STOCKS (Cost $22,615,223)	37,292,159

See Notes to Financial Statements.

24

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Opportunities Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 1.52%
$6,231,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $6,358,500 (repurchase proceeds $6,232,895)	$6,231,000

	TOTAL REPURCHASE AGREEMENT (Cost $6,231,000)	6,231,000

TOTAL INVESTMENTS (Cost $318,081,841)(c)	98.90%	$405,216,355
OTHER ASSETS IN EXCESS OF LIABILITIES	1.10	4,520,017

NET ASSETS	100.00%	$409,736,372

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $318,081,841.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Industrials	20.92	$85,707,255
Financial	19.62	80,385,116
Materials	12.98	53,168,418
Consumer Discretionary	10.98	44,995,980
Energy	10.38	42,528,222
Health Care	7.29	29,865,306
Consumer Staples	5.33	21,822,577
Information Technology	4.47	18,332,461
Utilities	4.42	18,113,210
Repurchase Agreement	1.52	6,231,000
Real Estate	0.99	4,066,810

Total Investments	98.90	$405,216,355
Other Assets in Excess of Liabilities	1.10	4,520,017

Net Assets	100.00	$409,736,372

See Notes to Financial Statements

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 99.18%
	CONSUMER DISCRETIONARY — 14.13%
476,700	Coach, Inc.(a)	$22,533,609
658,114	eBay, Inc.(a)	25,679,608
191,212	Las Vegas Sands Corp.(a)	25,511,505
663,300	Lowe’s Companies, Inc.	18,585,666
1,201,000	Starbucks Corp.(a)	31,466,200

		123,776,588

	FINANCIAL — 6.95%
64,800	Chicago Mercantile Exchange	38,060,280
368,300	Lehman Brothers Holdings, Inc.	22,735,159

		60,795,439

	HEALTH CARE — 29.69%
195,155	Alcon, Inc.	28,086,707
546,400	Allergan, Inc.	35,226,408
523,100	Celgene Corp.(a)	37,302,261
364,900	Covance, Inc.(a)	28,425,710
473,296	Genentech, Inc.(a)	36,926,554
892,316	Gilead Sciences, Inc.(a)	36,468,955
111,637	Intuitive Surgical, Inc.(a)	25,676,510
394,512	Zimmer Holdings, Inc.(a)	31,951,527

		260,064,632

	INDUSTRIALS — 6.03%
510,000	Expeditors International of Washington, Inc.	24,123,000
243,694	First Solar, Inc.(a)	28,692,532

		52,815,532

	INFORMATION TECHNOLOGY — 38.17%
572,500	Adobe Systems, Inc.(a)	24,995,350
1,240,400	Akamai Technologies, Inc.(a)	35,636,692
227,800	Apple Computer, Inc.(a)	34,976,412
820,587	Broadcom Corp., Class A(a)	29,902,190
1,083,500	Corning, Inc.	26,708,275
431,815	Electronic Arts, Inc.(a)	24,177,322
60,538	Google, Inc., Class A(a)	34,341,391
513,306	Infosys Technologies Ltd., ADR	24,838,878
809,100	Qualcomm, Inc.	34,192,566
278,183	Research In Motion Ltd.(a)	27,414,935
436,625	VMware, Inc., Class A(a)	37,113,125

		334,297,136

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION SERVICES — 4.21%
575,900	America Movil S.A. de C.V., Series LG, ADR	$36,857,600

	TOTAL COMMON STOCKS (Cost $662,920,678)	868,606,927

Principal Amount
REPURCHASE AGREEMENT — 1.53%
$13,397,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $13,668,313 (repurchase proceeds $13,401,075)	13,397,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,397,000)	13,397,000

TOTAL INVESTMENTS (Cost $676,317,678)(b)	100.71%	$882,003,927
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.71)	(6,198,688)

NET ASSETS	100.00%	$875,805,239

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $676,317,678.

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

26

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Information Technology	38.17	$334,297,136
Health Care	29.69	260,064,632
Consumer Discretionary	14.13	123,776,588
Financial	6.95	60,795,439
Industrials	6.03	52,815,532
Telecommunication Services	4.21	36,857,600
Repurchase Agreement	1.53	13,397,000

Total Investments	100.71	$882,003,927
Other Liabilities in Excess of Assets	(0.71)	(6,198,688)

Net Assets	100.00	$875,805,239

See Notes to Financial Statements.

27

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 98.00%
	CONSUMER DISCRETIONARY — 22.87%
39,400	Autozone, Inc.(a)	$4,575,913
91,000	Black & Decker Corp.	7,580,299
112,900	Centex Corp.	2,999,753
360,000	Constellation Brands, Inc.(a)	8,715,600
185,000	EchoStar Communications, Inc.(a)	8,659,851
160,000	Limited Brands	3,662,400
323,200	Onex Corp.	11,876,499
167,700	Sherwin-Williams Co.	11,019,567
378,200	Tempur-Pedic International, Inc.	13,520,649
295,000	TJX Cos., Inc.	8,575,650

		81,186,181

	CONSUMER STAPLES — 1.66%
230,000	Dean Foods Co.	5,883,400

	ENERGY — 11.78%
86,000	Cimarex Energy Co.	3,203,500
133,300	Devon Energy Corp.	11,090,560
349,800	El Paso Corp.	5,936,106
260,000	Noble Corp.	12,753,000
137,800	Occidental Petroleum Corp.	8,830,227

		41,813,393

	FINANCIAL — 21.03%
94,000	Ace Ltd.	5,693,580
260,000	CIT Group, Inc.	10,452,000
470,000	E*TRADE Group, Inc.(a)	6,138,200
245,000	First Marblehead Corp.	9,292,850
141,600	Lehman Brothers Holding, Inc.	8,740,967
160,000	Leucadia National Corp.	7,715,200
61,400	Mastercard, Inc., Class A	9,085,358
150,000	Progressive Corp.	2,911,500
83,000	RenaissanceRe Holdings Ltd.	5,429,029
310,000	W.R. Berkley Corp.	9,185,300

		74,643,984

	HEALTH CARE — 3.68%
176,700	Shire Pharmaceuticals PLC ADR	13,072,266

	INDUSTRIALS — 20.31%
130,000	Autoliv, Inc.	7,767,500
193,000	Brink’s Co.	10,784,840
247,000	Empresa Brasileira de Aeronautica S.A. ADR	10,848,240
150,000	Kennametal, Inc.	12,597,000

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
22,900	Lincoln Electric Holdings, Inc.	$1,777,269
172,000	Mueller Industries, Inc.	6,216,080
185,000	Oshkosh Truck Corp.	11,464,450
330,300	United Rentals, Inc.(a)	10,625,751

		72,081,130

	INFORMATION TECHNOLOGY — 4.47%
130,000	Electronic Data Systems Corp.	2,839,200
225,000	Harris Corp.	13,002,748

		15,841,948

	MATERIALS — 7.91%
210,700	Aracruz Cellulose S.A. ADR	15,505,417
129,700	Cabot Microelectronics Corp.(a)	5,544,675
380,000	Sterlite Industries (India) Ltd. ADS(a)	7,030,000

		28,080,092

	REAL ESTATE — 0.98%
103,800	St. Joe Co.	3,488,719

	UTILITIES — 3.31%
345,000	Williams Cos., Inc.	11,750,700

	TOTAL COMMON STOCKS (Cost $214,592,502)	347,841,813

FOREIGN COMMON STOCKS — 2.00%
	NETHERLANDS — 2.00%
79,500	Hunter Douglas NV	7,114,787

	TOTAL FOREIGN COMMON STOCKS (Cost $2,926,238)	7,114,787

TOTAL INVESTMENTS (Cost $217,518,740)(b)	100.00%	$354,956,600
OTHER LIABILITIES IN EXCESS OF ASSETS	0.00 *	(15,811)

NET ASSETS	100.00%	$354,940,789

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $217,518,740.
*	Rounds to less than 0.01%.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

See Notes to Financial Statements.

28

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets		Value
Consumer Discretionary	24.87		$88,300,968
Financial	21.03		74,643,984
Industrials	20.31		72,081,130
Energy	11.78		41,813,393
Materials	7.91		28,080,092
Information Technology	4.47		15,841,948
Health Care	3.68		13,072,266
Utilities	3.31		11,750,700
Consumer Staples	1.66		5,883,400
Real Estate	0.98		3,488,719

Total Investments	100.00		$354,956,600
Other Liabilities in Excess of Assets	0.00	*	(15,811)

Net Assets	100.00		$354,940,789

*	Rounds to less than 0.01%.

See Notes to Financial Statements.

29

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS – 95.57%
	CONSUMER DISCRETIONARY — 10.36%
2,625,000	Black & Decker Corp.	$218,662,500
2,850,000	CBS Corp., Class B	89,775,000
3,500,000	Centex Corp.	92,995,000
1,800,000	EchoStar Communications, Inc.(a)	84,258,000
1,000,000	Harman International Industries, Inc.	86,520,000
1,350,000	J.C. Penney Co., Inc.	85,549,500
3,200,000	Leggett & Platt, Inc.	61,312,000
3,000,000	Newell Rubbermaid, Inc.	86,460,000
3,300,000	TJX Cos., Inc.	95,931,000
2,700,000	Zale Corp.(a)	62,478,000

		963,941,000

	CONSUMER STAPLES — 3.94%
2,550,000	Avon Products, Inc.	95,701,500
1,000,000	ConAgra Foods, Inc.	26,130,000
2,500,000	Dean Foods Co.	63,950,000
2,200,000	Loews Corp. – Carolina Group	180,906,000

		366,687,500

	ENERGY — 19.49%
2,400,000	Anadarko Petroleum Corp.	129,000,000
2,900,000	ConocoPhillips	254,533,000
4,600,000	CONSOL Energy, Inc.	214,360,000
2,600,000	Devon Energy Corp.	216,320,000
6,100,000	El Paso Corp.	103,517,000
3,850,000	Hercules Offshore, Inc.(a)	100,523,500
1,500,000	Murphy Oil Corp.	104,835,000
2,150,000	Noble Energy, Inc.	150,586,000
4,000,000	Petrobras ADR	302,000,000
4,300,000	PetroHawk Energy Corp.(a)	70,606,000
944,900	Pinnacle Gas Resources, Inc.(a)(b)	4,422,132
2,900,000	Rossetta Resources, Inc.(a)(b)	53,186,000
2,000,000	Spectra Energy Corp.	48,960,000
2,500,000	W&T Offshore, Inc.	60,950,000

		1,813,798,632

	FINANCIAL — 21.53%
2,800,000	Ace Ltd.	169,596,000
3,300,000	AerCap Holdings NV ADR(a)	82,137,000
1,400,000	Ambac Financial Group, Inc.	88,074,000
3,300,000	Apollo Investment Corp.(c)	68,640,000
1,500,000	Capital One Financial Corp.	99,645,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
2,711,260	CastlePoint Holdings Ltd.	$31,179,490
2,200,000	CIT Group, Inc.	88,440,000
2,600,000	Citigroup, Inc.	121,342,005
1,050,000	Discover Financial Services	21,840,000
1,300,000	Freddie Mac	76,713,000
1,800,000	Genworth Financial, Inc.	55,314,000
4,100,000	Invesco PLC ADR	111,930,000
6,188,900	JHFS Participacoes S.A. ADR(a)(b)	32,861,821
2,350,000	JP Morgan Chase & Co.	107,677,000
2,050,000	Lehman Brothers Holdings, Inc.	126,546,500
2,850,000	Loews Corp.	137,797,500
2,961,200	MCG Capital Corp.	42,611,668
1,950,000	MetLife, Inc.	135,973,500
2,350,000	Morgan Stanley	148,050,000
2,300,000	People’s United Financial, Inc.	39,744,000
1,450,000	PNC Financial Services Group, Inc.	98,745,000
4,265,364	Primus Guaranty Ltd.(a)	44,871,629
2,100,000	Washington Mutual, Inc.	74,151,000

		2,003,880,113

	HEALTH CARE — 3.14%
1,900,000	AmerisourceBergen Corp.	86,127,000
2,031,818	Baxter International, Inc.	114,350,717
2,000,000	Bristol-Myers Squibb Co.	57,640,000
825,000	Covidien Ltd.	34,237,493

		292,355,210

	INDUSTRIALS — 13.44%
708,544	Aecom Technology Corp.(a)	24,749,442
2,900,000	AGCO Corp.(a)	147,233,000
1,050,181	Arlington Tankers	25,865,958
2,200,000	Copa Holdings S.A., Class A	88,110,000
2,750,000	Empresa Brasileira de Aeronautica S.A. ADR	120,780,000
3,650,000	Gol Linhas Aereas Inteligentes S.A. ADR	87,600,000
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	19,930,000
1,100,000	Rockwell Automation, Inc.	76,461,000
3,300,000	RSC Holdings, Inc.(a)	54,120,000
2,000,000	Ryder Systems, Inc.	98,000,000
825,000	Tyco International Ltd.	36,580,492

See Notes to Financial Statements.

30

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
1,750,000	Union Pacific Corp.	$197,855,000
4,250,000	United Rentals, Inc.(a)	136,722,500
1,700,000	United Technologies Corp.	136,816,000

		1,250,823,392

	INFORMATION TECHNOLOGY — 6.16%
4,300,000	Harris Corp.	248,497,000
975,000	International Business Machines Corp.	114,855,000
3,850,000	Nokia Oyj ADR	146,030,500
1,200,000	Plantronics, Inc.	34,260,000
825,000	Tyco Electronics Ltd.	29,229,744

		572,872,244

	MATERIALS — 11.42%
3,650,000	Alpha Natural Resources, Inc.(a)	84,789,500
4,050,000	Celanese Corp., Class A	157,869,000
1,300,000	Eagle Materials, Inc.	46,462,000
1,625,000	Foundation Coal Holdings, Inc.	63,700,000
1,000,000	Freeport-McMoRan Copper & Gold, Inc. ADR	104,890,000
1,485,000	Horsehead Holding Corp.(a)(b)	33,293,700
1,461,198	International Coal Group, Inc.(a)	6,487,719
1,550,000	PPG Industries, Inc.	117,102,500
1,700,000	Schnitzer Steel Industries, Inc.	124,593,000
4,200,000	Smurfit-Stone Container Corp.(a)	49,056,000
1,800,000	Southern Copper Corp.	222,894,000
2,250,000	Sterlite Industries (India) Ltd. ADS(a)	41,625,000
1,084,319	Tronox, Inc.	10,084,167

		1,062,846,586

	REAL ESTATE — 1.87%
4,120,000	Diamondrock Hospitality Co.(b)	71,729,200
1,000,000	FBR Capital Markets Corp.(a)(b)	12,880,000
2,450,000	Host Marriot Corp.	54,978,000
3,000,000	Peoples Choice Financial Corp.(a)(b)(d)(e)	0
489,579	Ventas, Inc.	20,268,570

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — (continued)
2,140,500	Vintage Wine Trust, Inc.(b)	$13,913,250

		173,769,020

	TELECOMMUNICATION SERVICES — 4.22%
5,225,000	America Movil S.A. de C.V., Series L ADR(f)	334,400,000
1,842,000	Datapath, Inc.(a)(b)	9,210,000
3,500,000	Windstream Corp.	49,420,000

		393,030,000

	TOTAL COMMON STOCKS (Cost $5,752,339,067)	8,894,003,697

FOREIGN COMMON STOCKS — 3.63%
	BRAZIL — 0.03%
500,000	JHSF Participacoes S.A.(a)	2,665,030

	GERMANY — 0.87%
1,700,000	Lanxess AG	80,619,189

	ITALY — 0.60%
5,000,000	Enel S.p.A.	56,422,485

	MEXICO — 0.85%
11,000,000	Grupo Mexico S.A.B. de C.V., Series B	78,949,293

	SWITZERLAND — 1.28%
1,350,000	Petroplus Holdings AG(a)	119,351,404

	TOTAL FOREIGN COMMON STOCKS (Cost $238,048,710)	338,007,401

CONVERTIBLE PREFERRED STOCKS — 0.27%
	MATERIALS — 0.27%
500,000	Celanese Corp., Preferred Exchange, 4.25%	25,070,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,789,117)	25,070,000

See Notes to Financial Statements.

31

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.74%
$68,863,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $70,242,188 (repurchase proceeds $68,883,946)	$68,863,000

	TOTAL REPURCHASE AGREEMENT (Cost $68,863,000)	68,863,000

TOTAL INVESTMENTS (Cost $6,071,039,894)(g)	100.21%	$9,325,944,098
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(19,894,286)

NET ASSETS	100.00%	$9,306,049,812

At September 30, 2007 the Fund had entered into the following written option contract:

Contracts		Value

CALL OPTIONS WRITTEN:
(5,400)	America Movil S.A. de C.V., Expires 11/17/07 strike price 60 (Premiums received $2,113,212)	$(3,186,000)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $231,496,103, which represents 2.49% of net assets.
(c)	Closed-end Management Investment Company.
(d)	Security has no value.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.
(f)	All or a portion of this security is pledged as collateral for written option contracts.
(g)	Cost for federal income tax purposes is $6,071,039,894.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

For the six months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2007	(23,000)	$6,678,258
Options written	(22,400)	9,630,069
Options terminated in closing purchase transactions	28,183	(9,791,478)
Options exercised	6,817	(3,909,273)
Options expired	5,000	(494,364)

Options outstanding at September 30, 2007	(5,400)	$2,113,212

See Notes to Financial Statements.

32

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	21.56	$2,006,545,143
Energy	20.77	1,933,150,036
Industrials	14.31	1,331,442,581
Materials	12.54	1,166,865,879
Consumer Discretionary	10.36	963,941,000
Information Technology	6.16	572,872,244
Consumer Staples	4.54	423,109,985
Telecommunication Services	4.22	393,030,000
Health Care	3.14	292,355,210
Real Estate	1.87	173,769,020
Repurchase Agreement	0.74	68,863,000

Total Investments	100.21	$9,325,944,098
Other Liabilities in Excess of Assets	(0.21)	(19,894,286)

Net Assets	100.00	$9,306,049,812

See Notes to Financial Statements.

33

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 91.84%
	ARGENTINA — 1.66%
931,800	Telecom Argentina SA, ADR(a)	$22,875,690

	BRAZIL — 7.46%
862,800	Companhia Vale do Rio Doce SA	29,160,098
516,832	Diagnosticos da America SA	11,842,304
210,000	Gafisa SA, ADR(a)	7,085,400
398,800	Gol Linhas Aereas Inteligentes SA, ADR	9,571,200
1,467,400	Industrias Romi SA	16,915,528
215,400	Uniao de Bancos Brasileiros SA, GDR	28,335,870

		102,910,400

	CHILE — 1.56%
424,200	Banco Santander Chile SA, ADR	21,451,794

	CHINA — 15.08%
11,637,000	Bank of Communications Ltd., Class H (Hong Kong)	14,033,245
27,271,300	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	22,010,247
42,614,000	China Construction Bank Corp, Class H (Hong Kong)	38,860,146
620,797	China Mobile Ltd., ADR (Hong Kong)	50,930,186
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	25,729,037
18,267,722	Far East Consortium International Ltd. (Hong Kong)	8,203,952
2,647,000	Industrial & Commercial Bank of China (Hong Kong)	1,845,595
15,539,400	People’s Food Holdings Ltd.	14,967,910
131,700	PetroChina Co., Ltd., ADR	24,378,987
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	7,010,204

		207,969,509

	COLUMBIA — 0.99%
392,800	BanColombia SA, ADR	13,610,520

	INDIA — 4.43%
339,350	ICICI Bank Ltd., ADR	17,890,532
222,900	State Bank of India, GDR(b)	24,964,800

Shares		Value

COMMON STOCKS — (continued)
	INDIA — (continued)
501,781	Suzlon Energy Ltd.	$18,207,245

		61,062,577

	INDONESIA — 2.45%
14,051,700	PT Indocement Tunggal Prakarsa Tbk	9,365,883
20,227,700	PT Telekomunikasi Indonesia Tbk, Series B	24,461,478

		33,827,361

	MALAYSIA — 4.88%
9,413,000	Genting Berhad	22,206,453
6,454,950	Public Bank Berhad, Foreign Market Shares	19,862,702
4,404,300	Telekom Malaysia Berhad	12,718,507
4,517,200	Tenaga Nasional Berhad	12,508,446

		67,296,108

	MEXICO — 7.58%
324,700	America Movil SAB de C.V., Series L, ADR	20,780,800
366,144	Cemex SAB de C.V., ADR	10,955,028
262,600	Grupo Aeroportuario del Pacifico SA de C.V., ADR	14,337,960
718,155	Grupo Elektra SA de C.V.	14,648,854
2,124,100	Grupo Televisa SA	10,205,483
331,580	Telefonos de Mexico SAB de C.V., Series L, ADR	10,899,035
2,903,429	Urbi Desarrollos Urbanos SA de C.V.(a)	10,432,531
3,330,082	Wal-Mart de Mexico SAB de C.V., Series V	12,209,144

		104,468,835

	RUSSIA — 6.50%
297,500	OAO Gazprom, ADR	13,119,750
210,200	Lukoil Co., ADR	17,467,620
82,700	MMC Norilsk Nickel, ADR	22,494,400
315,800	Mobile TeleSystems, OJSC, ADR	21,888,098
464,000	RBC Information Systems, ADR(a)	14,606,720

		89,576,588

	SOUTH AFRICA — 6.43%
2,911,042	African Bank Investments Ltd.	13,250,085
704,600	Gold Fields Ltd., ADR	12,746,214

See Notes to Financial Statements.

34

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH AFRICA — (continued)
43,478	Mondi Ltd.	$431,669
1,522,224	MTN Group Ltd.	23,078,233
405,500	Sasol Ltd.	17,411,073
861,916	Telkom South Africa Ltd.	21,712,749

		88,630,023

	SOUTH KOREA — 16.17%
337,802	Hana Financial Group, Inc.	15,890,702
137,500	Kookmin Bank	11,340,966
650,638	KT Corp., ADR	16,298,482
328,470	LS Cable Ltd.	40,743,999
187,914	GS Home Shopping, Inc.	16,563,883
14,231	Lotte Chilsung Beverage Co., Ltd.	21,659,083
166,329	NCSoft Corp.(a)	14,726,302
119,757	Pacific Corp.	24,927,139
67,879	Samsung Electronics Co., Ltd.	42,474,502
614,685	SK Telecom Co., Ltd., ADR	18,256,145

		222,881,203

	TAIWAN — 9.73%
899,690	Chunghwa Telecom Co., Ltd., ADR	16,626,271
3,737,365	HON HAI Precision Industry Co., Ltd.	28,151,280
6,673,453	President Chain Store Corp.	18,769,871
12,369,406	Synnex Technology International Corp.	34,785,278
234,872	Taiwan Semiconductor Manufacturing Co., Ltd.	452,745
1,218,324	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,329,439
12,814,552	Wistron Corp.	23,098,927

		134,213,811

	THAILAND — 1.09%
5,867,900	Advanced Info Service Public Co., Ltd. (Foreign Shares)	15,042,902

	TURKEY — 2.37%
1,090,262	Akbank T.A.S., ADR(b)	16,561,407
1,112,582	Arcelik A.S.	9,018,180
2,081,704	Turkiye Vakiflar Bankasi T.A.O., Class D	7,082,093

		32,661,680

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — 3.46%
395,650	Anglo American PLC (South Africa Shares)	$26,260,213
712,500	Kazakhmys PLC	20,394,325
108,695	Mondi PLC	1,025,529

		47,680,067

	TOTAL COMMON STOCKS (Cost $714,270,319)	1,266,159,068

PREFERRED STOCKS — 4.30%
	BRAZIL — 3.59%
947,262	Companhia Energetica de Minas Gerais	20,154,511
906,800	Petroleo Brasileiro SA	29,286,721

		49,441,232

	SOUTH KOREA — 0.71%
246,300	Hyundai Motor Co., Ltd.	9,860,492

		9,860,492

	TOTAL PREFERRED STOCKS (Cost $23,369,005)	59,301,724

REGISTERED INVESTMENT COMPANY — 0.95%
240,000	India Fund, Inc.	13,053,720

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,731,063)	13,053,720

Principal Amount
REPURCHASE AGREEMENT — 2.54%
$35,043,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $35,746,313 (repurchase proceeds $35,053,659)	35,043,000

	TOTAL REPURCHASE AGREEMENT (Cost $35,043,000)	35,043,000

See Notes to Financial Statements.

35

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Emerging Markets Fund — (continued)

TOTAL INVESTMENTS (Cost $778,413,387)(c)	99.63%	$1,373,557,512
OTHER ASSETS IN EXCESS OF LIABILITIES	0.37	5,154,025

NET ASSETS	100.00%	$1,378,711,537

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $41,526,207, which represents 3.01% of net assets.
(c)	Cost for federal income tax purposes is $778,413,387.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

The Summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Telecommunication Services	19.99	$275,568,577
Financial	18.36	253,184,409
Information Technology	11.32	156,018,473
Materials	9.63	132,833,358
Energy	9.24	127,393,188
Consumer Discretionary	8.82	121,638,201
Consumer Staples	8.31	114,543,394
Industrials	7.24	99,775,932
Repurchase Agreement	2.54	35,043,000
Utilities	2.37	32,662,956
Registered Investment Company	0.95	13,053,720
Health Care	0.86	11,842,304

Total Investments	99.63	$1,373,557,512
Other Assets in Excess of Liabilities	0.37	5,154,025

Net Assets	100.00	$1,378,711,537

See Notes to Financial Statements.

36

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

International Equity Fund

Shares		Value

COMMON STOCKS — 99.60%
	AUSTRALIA — 4.54%
18,300	CSL Ltd.	$1,736,354
15,957	Rio Tinto Ltd.	1,524,925

		3,261,279

	BELGIUM — 1.63%
4,900	Umicore	1,169,055

	CANADA — 2.16%
15,400	Canadian National Railway Co.	878,806
17,000	Gildan Activewear, Inc.(a)	673,232

		1,552,038

	CHINA — 5.17%
1,087,000	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	877,301
474,000	Dongfeng Motor Group Co. Ltd., Class H	413,930
6,400	PetroChina Co. Ltd., ADR	1,184,704
5,000	Sino-Ocean Land Holdings Ltd. (a)	7,075
73,000	Sun Hung Kai Properties Ltd. (Hong Kong)	1,228,058

		3,711,068

	FINLAND — 4.78%
28,500	Fortum Oyj	1,045,588
41,700	Nokia Oyj	1,582,246
35,800	Tietoenator Oyj	803,012

		3,430,846

	FRANCE — 7.84%
23,300	AXA SA	1,043,475
7,820	BNP Paribas	855,788
13,600	Carrefour SA	952,020
3,404	Compagnie Generale de Geophysique- Veritas(a)	1,107,048
7,500	Peugeot SA	620,125
12,916	Total SA	1,046,625

		5,625,081

	GERMANY — 6.47%
18,500	Adidas AG	1,212,854
15,700	Bayerische Motoren Werke AG	1,010,833
35,200	Rhoen-Klinikum AG	1,125,941
6,350	SGL Carbon AG(a)	363,110
41,300	United Internet AG, Registered Shares	928,478

		4,641,216

Shares		Value

COMMON STOCKS — (continued)
	GREECE — 1.19%
39,000	Greek Postal Savings Bank	$854,837

	INDONESIA — 1.38%
819,500	PT Telekomunikasi Indonesia Tbk, Series B	991,026

	IRELAND — 1.29%
49,502	Bank of Ireland	922,724

	ITALY — 2.51%
27,050	ENI S.p.A.	998,896
30,665	Permasteelisa S.p.A.	800,495

		1,799,391

	JAPAN — 21.30%
19,200	Canon, Inc.	1,041,895
45,946	Chiyoda Corp.	823,513
35,600	Don Quijote Co. Ltd.	732,207
11,400	FANUC Ltd.	1,157,311
18,700	FUJIFILM Holdings Corp.	859,155
122,000	Fukuoka Financial Group, Inc.	711,213
70,000	Itochu Corp.	845,066
70	Japan Tobacco, Inc.	383,898
3,500	Keyence Corp.	774,588
11,200	Kyocera Corp.	1,044,356
70,000	Mitsubishi UFJ Financial Group, Inc.(b)	635,600
32,000	Nikon Corp.	1,093,627
1,900	Nintendo Co., Ltd.	980,978
500	NTT DoCoMo, Inc.	710,721
11,800	Shin-Etsu Chemical Co. Ltd.	811,834
104,000	Sumitomo Trust & Banking Co. Ltd.	783,027
17,200	Takeda Pharmaceutical Co. Ltd.	1,206,252
7,000	Yamada Denki Co. Ltd.	689,386

		15,284,627

	MALAYSIA — 0.59%
152,100	Tenaga Nasional Berhad	421,176

	MEXICO — 2.04%
13,400	America Movil SAB de C.V., Series L ADR	857,600
20,292	Cemex SAB de C.V. ADR	607,137

		1,464,737

	NETHERLANDS — 0.73%
9,634	Randstad Holding NV	521,509

See Notes to Financial Statements.

37

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

International Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	NORWAY — 2.81%
48,400	Tandberg ASA	$1,161,848
42,700	Telenor ASA(a)	852,488

		2,014,336

	SINGAPORE — 1.58%
78,200	DBS Group Holdings Ltd.	1,133,034

	SPAIN — 3.31%
57,200	Banco Santander SA	1,114,016
45,208	Telefonica SA	1,263,031

		2,377,047

	SWEDEN — 2.19%
10,600	SSAB Svenskt Stal AB, Series A	390,667
63,600	Svenska Cellulosa AB, B Shares	1,183,094

		1,573,761

	SWITZERLAND — 5.56%
7,000	Credit Suisse Group, Registered Shares	465,248
28,200	Micronas Semiconductor Holdings AG, Registered Shares(a)	370,726
889	Rieter Holdings AG, Registered Shares	482,274
5,300	Roche Holding AG, Genusschein Shares	959,682
8,800	Synthes, Inc.	984,743
13,600	UBS AG, Registered Shares	730,696

		3,993,369

	TAIWAN — 2.66%
161,291	HON HAI Precision Industry Co., Ltd.	1,214,905
68,482	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	693,038

		1,907,943

	THAILAND — 1.14%
340,300	Kasikornbank Public Co. Ltd. (Foreign Shares)	817,520

	TURKEY — 0.40%
35,015	Arcelik A.S.	283,819

	UNITED KINGDOM — 16.33%
72,800	BG Group	1,257,713
21,900	BHP Billiton PLC	783,457
87,300	Cadbury Schweppes PLC	1,015,314

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — (continued)
35,516	GlaxoSmithKline PLC	$941,994
52,800	HSBC Holdings PLC	975,084
72,300	Paragon Group Companies PLC	443,232
18,445	Reckitt Benckiser PLC	1,081,343
85,845	Reed Elsevier PLC	1,085,234
79,351	Royal Bank of Scotland Group PLC	856,184
49,100	Sage Group PLC	249,922
128,031	Serco Group PLC	1,083,159
35,500	Shire PLC	870,144
186,330	WM Morrison Supermarkets PLC	1,075,453

		11,718,233

	TOTAL COMMON STOCKS (Cost $50,657,918)	71,469,672

Principal Amount
REPURCHASE AGREEMENT — 0.30%
$211,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 08/15/22, market value $220,719 (repurchase proceeds $211,064)	211,000

	TOTAL REPURCHASE AGREEMENT (Cost $211,000)	211,000

TOTAL INVESTMENTS (Cost $50,868,918)(c)	99.90%	$71,680,672
OTHER ASSETS IN EXCESS OF LIABILITIES	0.10	72,023

NET ASSETS	100.00%	$71,752,695

(a)	Non-income producing security.
(b)	Represent fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $50,868,918.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

See Notes to Financial Statements.

38

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

International Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	18.92	$13,576,811
Information Technology	16.31	11,705,147
Consumer Discretionary	11.56	8,297,521
Health Care	10.91	7,825,110
Industrials	9.02	6,472,969
Materials	9.02	6,470,169
Energy	7.80	5,594,986
Consumer Staples	7.50	5,385,329
Telecommunication Services	6.52	4,674,866
Utilities	2.04	1,466,764
Repurchase Agreement	0.30	211,000

Total Investments	99.90	$71,680,672
Other Assets in Excess of Liabilities	0.10	72,023

Net Assets	100.00	$71,752,695

See Notes to Financial Statements.

39

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	Money Fund	Core Bond Fund
ASSETS
Investments, at identified cost	$1,049,656,627	$542,888,502
Repurchase agreements, at identified cost	123,000,000	3,407,000

Total investments, at identified cost	$1,172,656,627	$546,295,502

Investments, at value (including repurchase agreements)	$1,172,656,627	$545,461,548
Cash	—	—
Unrealized appreciation on swap contracts	—	4,451
Receivable for:
Investments sold	—	6,879,231
Fund shares sold	99,935	364,686
Dividends	17,734	—
Interest	1,649,427	4,200,974
Futures variation margin	—	63,984
Expense reimbursement due from Investment Advisor and/or its Affiliates	75,820	91,636
Foreign tax reclaims	—	—
Prepaid expenses	69,664	31,199

Total assets	$1,174,569,207	$557,097,709

LIABILITIES
Payable to custodian bank	—	773,896
Payable for:
Investments purchased	—	5,832,662
Fund shares repurchased	4,365	383,097
Distributions	3,516,777	1,409,074
Investment advisory fee	239,619	296,242
Administration fee	92,735	41,689
Transfer agent fee	7,425	34,483
Pricing and bookkeeping fees	6,642	8,256
Trustees’/Directors’ fees	431	—
Audit fee	10,793	27,874
Custody fee	58,542	16,073
Legal fee	99,874	38,010
Shareholder servicing fee	210,940	99,490
Distribution and service fees	—	— *
Other liabilities	132,535	106,147

Total liabilities	$4,380,678	$9,066,993

NET ASSETS	$1,170,188,529	$548,030,716

NET ASSETS CONSIST OF
Par value	$1,170,434	$61,166
Paid-in capital in excess of par value	1,169,058,550	549,903,000
Undistributed (overdistributed) net investment income	(13)	194,985
Accumulated net realized gain (loss)	(40,442)	(1,359,028)
Net unrealized appreciation (depreciation) on:
Investments	—	(833,954)
Foreign currency translations	—	—
Futures contracts	—	60,096
Swap contracts	—	4,451

NET ASSETS	$1,170,188,529	$548,030,716

*	Rounds to less than $1.

See Notes to Financial Statements.

40

High Yield Fund	Equity Opportunities Fund	Large Cap Growth Fund

$86,688,985	$311,850,841	$662,920,678
3,085,000	6,231,000	13,397,000

$89,773,985	$318,081,841	$676,317,678

$90,284,062	$405,216,355	$882,003,927
841	—	1,201,247
—	—	—

—	5,399,189	2,982,911
3,627	135,622	1,129,424
—	601,266	167,449
2,006,826	1,899	4,075
—	—	—
68,726	56,482	—
—	12,302	80,213
5,647	21,818	37,214

$92,369,729	$411,444,933	$887,606,460

—	1,037	—

1,940,000	1,063,603	10,641,468
28,675	166,867	255,797
437,961	—	—
57,921	241,010	516,604
5,194	28,600	65,079
3,801	25,462	12,104
3,412	4,390	6,101
54	—	—
25,182	15,171	14,040
12,920	8,066	24,416
285,741	17,782	42,006
23,519	68,500	198,333
—	1	4
7,930	68,072	25,269

$2,832,310	$1,708,561	$11,801,221

$89,537,419	$409,736,372	$875,805,239

$193	$259	$72,052
154,830,582	316,753,335	765,610,429
(686,734)	144,193	(2,969,869)
(65,116,699)	5,697,874	(92,593,622)

510,077	87,134,514	205,686,249
—	6,197	—
—	—	—
—	—	—

$89,537,419	$409,736,372	$875,805,239

See Notes to Financial Statements.

41

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Money Fund	Core Bond Fund
Institutional Shares
Net assets	$595,286,144	$218,946,712
Shares outstanding	595,288,155	24,432,425
Net asset value and offering price per share	$1.00	$8.96
Shares
Net assets	$574,902,385	$329,082,914
Shares outstanding	575,145,391	36,733,338
Net asset value and offering price per share	$1.00	$8.96
Retirement Shares
Net assets	—	$1,090
Shares outstanding	—	122
Net asset value and offering price per share	—	$8.96	(a)
Class A
Net assets	—	—
Shares outstanding	—	—
Net asset value per share (b)	—	—
Maximum sales charge	—	—
Maximum offering price per share (c)	—	—
Class C
Net assets	—	—
Shares outstanding	—	—
Net asset value and offering price per share (b)	—	—
(a)	Net asset value per share rounds due to fractional shares outstanding.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)	On sales of $50,000 or more the offering price is reduced.

See Notes to Financial Statements.

42

High Yield Fund	Equity Opportunities Fund	Large Cap Growth Fund

$3,746,536	$59,174,383	$25,876,593
809,273	3,736,977	2,124,311
$4.63	$15.83	$12.18

$85,790,883	$350,541,967	$849,897,194
18,518,456	22,152,657	69,924,817
$4.63	$15.82	$12.15

—	—	$11,500
—	—	962
—	—	$11.95

—	$10,011	$9,976
—	633	821
—	$15.82	$12.15
—	5.75%	5.75%
—	$16.78	$12.89

—	$10,011	$9,976
—	633	821
—	$15.82	$12.15

See Notes to Financial Statements.

43

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Mid Cap Value and Restructuring Fund	Value and Restructuring Fund	Emerging Markets Fund	International Equity Fund
ASSETS
Investments, at identified cost	$217,518,740	$6,071,039,894	$778,413,387	$50,868,918

Investments, at value	$354,956,600	$9,325,944,098	$1,373,557,512	$71,680,672
Cash	—	1,294,794	11,378	9,448
Foreign currency (cost of $-, $-, $2,964,540 and $212,075, respectively)	—	—	2,990,442	212,988
Receivable for:
Investments sold	80,737	18,443,910	—	535,572
Fund shares sold	64,952	8,906,387	966,323	9,500
Dividends	373,711	12,500,329	4,346,097	162,072
Interest	—	20,946	10,659	64
Expense reimbursement due from Investment Advisor	961	—	18,679	17,266
Foreign tax reclaims	—	32,618	2,842	38,806
Prepaid expenses	20,147	510,432	—	4,046
Other assets	—	—	71,544	—

Total assets	$355,497,108	$9,367,653,514	$1,381,975,476	$72,670,434

LIABILITIES
Payable to custodian bank	63,464	—	—	—
Written options at value (premiums of $-, $2,113,212, $- and $-, respectively)	—	3,186,000	—	—
Payable for:
Investments purchased	—	43,470,158	183,417	811,238
Fund shares repurchased	59,126	4,927,604	500,633	—
Investment advisory fee	185,100	4,439,243	1,315,612	58,279
Administration fee	25,245	751,022	151,554	6,364
Transfer agent fee	11,742	336,408	51,745	—
Pricing and bookkeeping fees	6,430	7,011	7,056	3,777
Trustees’/Directors’ fees	—	55,084	53	149
Audit fee	22,653	—	5,457	19,752
Custody fee	15,249	99,688	504,503	12,556
Legal fee	23,052	458,515	65,250	3,942
Shareholder servicing fee	101,133	3,512,732	420,014	—
Distribution and service fees	717	3,011	1	—
Other liabilities	42,408	357,226	58,644	1,682

Total liabilities	$556,319	$61,603,702	$3,263,939	$917,739

NET ASSETS	$354,940,789	$9,306,049,812	$1,378,711,537	$71,752,695

NET ASSETS CONSIST OF
Par value	$154	$159,088	$78,060	$58
Paid-in capital in excess of par value	208,533,466	5,957,888,237	693,565,206	55,494,055
Undistributed net investment income	2,828,263	37,254,923	4,095,292	87,583
Accumulated net realized gain (loss)	6,141,046	56,914,288	85,689,248	(4,642,556)
Net unrealized appreciation (depreciation) on:
Investments	137,437,860	3,254,904,204	595,144,125	20,811,754
Foreign currency translations	—	1,860	139,606	1,801
Written options	—	(1,072,788)	—	—

NET ASSETS	$354,940,789	$9,306,049,812	$1,378,711,537	$71,752,695

See Notes to Financial Statements.

44

	Mid Cap Value and Restructuring Fund	Value and Restructuring Fund		Emerging Markets Fund	International Equity Fund
Institutional Shares
Net assets	$31,454,182	$346,400,817		$61,806,841	$71,752,695
Shares outstanding	1,360,218	5,923,241		3,489,079	5,789,159
Net asset value and offering price per share	$23.12	$58.48		$17.71	$12.39
Shares
Net assets	$321,635,768	$8,951,377,336		$1,316,884,816	—
Shares outstanding	13,946,642	153,023,496		74,569,830	—
Net asset value and offering price per share	$23.06	$58.50		$17.66	—
Retirement Shares
Net assets	$1,850,839	$8,251,685		—	—
Shares outstanding	80,968	141,164		—	—
Net asset value and offering price per share	$22.86	$58.45		—	—
Class A
Net assets	—	$9,987		$9,940	—
Shares outstanding	—	171		563	—
Net asset value per share (a)	—	$58.50	(b)	$17.66	—
Maximum sales charge	—	5.75%		5.75%	—
Maximum offering price per share (c)	—	$62.07		$18.74	—
Class C
Net assets	—	$9,987		$9,940	—
Shares outstanding	—	171		563	—
Net asset value and offering price per share (a)	—	$58.50	(b)	$17.66	—
(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	Net asset value per share rounds due to fractional shares outstanding.
(c)	On sales of $50,000 or more the offering price is reduced.

See Notes to Financial Statements.

45

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	Money Fund	Core Bond Fund	High Yield Fund	Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$116,073	$347,439	$—	$3,349,272
Interest	31,908,244	14,432,791	4,245,939	25,148
Foreign withholding tax	—	—	—	(38,831)

Total Investment Income	32,024,317	14,780,230	4,245,939	3,335,589
EXPENSES
Investment advisory fee	1,501,032	1,796,450	425,759	1,438,456
Administration fee	900,073	411,888	77,818	285,185
Distribution fee:
Retirement Shares	—	2	—	—
Class C	—	—	—	1
Shareholder servicing fee:
Institutional Shares	—	—	—	—
Shares	755,691	400,341	127,908	395,026
Retirement Shares	—	2	—	—
Class A	—	—	—	— *
Class C	—	—	—	— *
Transfer agent fee	53,717	91,821	23,259	44,673
Pricing and bookkeeping fees	6,725	15,922	8,464	5,799
Trustees’/Directors’ fees	19,885	10,771	12,614	10,698
Legal fee	24,293	13,909	283,020	—
Custody fees	44,109	20,331	9,605	43,410
Other expenses	66,666	64,185	59,631	63,366

Total Expenses	3,372,191	2,825,622	1,028,078	2,286,614
Fees waived/reimbursed by:
Investment Advisor	(646,284)	(557,634)	(455,059)	(307,056)
Administrator	(152,658)	(69,483)	(11,856)	(49,310)
Custody earnings credit	(16,321)	(1,706)	(7,497)	(167)

Net Expenses	2,556,928	2,196,799	553,666	1,930,081

NET INVESTMENT INCOME (LOSS)	29,467,389	12,583,431	3,692,273	1,405,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, FUTURES CONTRACTS, SWAP CONTRACTS AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	2,996	438,269	364,010	9,770,059
Foreign currency transactions	—	—	—	(78)
Futures contracts	—	64,303	—	—
Swap contracts	—	5,699	—	—
Written options	—	—	—	—

Net realized gain (loss)	2,996	508,271	364,010	9,769,981

Net change in unrealized appreciation (depreciation) on:
Investments	—	(1,889,913)	(4,023,073)	31,489,584
Foreign currency translations	—	—	—	5,707
Futures contracts	—	19,368	—	—
Swap contracts	—	4,451	—	—
Written options	—	—	—	—

Net change in unrealized appreciation (depreciation)	—	(1,866,094)	(4,023,073)	31,495,291

Net Gain (Loss)	2,996	(1,357,823)	(3,659,063)	41,265,272

Net Increase Resulting from Operations	$29,470,385	$11,225,608	$33,210	$42,670,780

*	Rounds to less than $1.

See Notes to Financial Statements.

46

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Value and Restructuring Fund	Emerging Markets Fund	International Equity Fund

$1,695,781	$5,207,492	$121,552,689	$23,243,411	$896,110
78,291	7,827	230,202	140,597	7,183
(65,616)	(59,725)	(978,162)	(3,316,927)	(75,533)

1,708,456	5,155,594	120,804,729	20,067,081	827,760

2,975,452	1,155,038	26,841,299	7,795,574	361,519
592,719	264,171	6,744,653	1,241,343	69,913

18	3,920	10,720	—	—
1	—	1	1	—

—	—	53,483	—	59
952,487	402,319	10,337,292	1,463,927	—
9	1,960	5,177	—	—
— *	—	— *	— *	—
— *	—	— *	— *	—
85,663	80,945	1,294,761	270,112	6,752
7,095	6,543	7,277	31,422	16,708
14,224	9,525	108,782	19,930	12,513
35,321	11,211	385,114	55,772	2,846
24,052	15,269	299,009	862,950	27,042
97,694	50,593	525,020	136,263	20,145

4,784,735	2,001,494	46,612,588	11,877,294	517,497

—	—	—	(209,969)	(109,406)
(101,901)	(44,647)	(1,134,346)	(160,676)	(8,964)
(4,509)	(6,679)	(39,177)	(28,826)	(1,992)

4,678,325	1,950,168	45,439,065	11,477,823	397,135

(2,969,869)	3,205,426	75,365,664	8,589,258	430,625

31,509,475	(470,779)	109,640,328	82,638,997	5,669,119
—	(160)	89,300	200,809	(13,715)
—	—	—	—	—
—	—	—	—	—
—	—	(3,139,781)	—	—

31,509,475	(470,939)	106,589,847	82,839,806	5,655,404

81,732,156	22,415,661	502,250,047	195,136,022	486,702
—	—	8,579	108,288	(710)
—	—	—	—	—
—	—	—	—	—
—	—	(3,916,046)	—	—

81,732,156	22,415,661	498,342,580	195,244,310	485,992

113,241,631	21,944,722	604,932,427	278,084,116	6,141,396

$110,271,762	$25,150,148	$680,298,091	$286,673,374	$6,572,021

See Notes to Financial Statements.

47

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund		Core Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$29,467,389	$64,755,001	$12,583,431	$18,645,393
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	2,996	(2,912)	508,271	(67,050)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and swap contracts	—	—	(1,866,094)	5,359,028

Net increase resulting from operations	29,470,385	64,752,089	11,225,608	23,937,371

Distributions to Shareholders
From net investment income:
Institutional Shares	(15,005,982)	(26,104,170)	(5,385,011)	(5,693,159)
Shares	(14,488,978)	(38,623,273)	(7,026,663)	(12,851,594)
Retirement Shares	—	—	(22)	(40)

Total Distributions to Shareholders	(29,494,960)	(64,727,443)	(12,411,696)	(18,544,793)

Net Capital Share Transactions	(86,863,483)	(298,083,731)	(2,502,969)	263,311,270

Net increase (decrease) in net assets	(86,888,058)	(298,059,085)	(3,689,057)	268,703,848

NET ASSETS
Beginning of period	$1,257,076,587	$1,555,135,672	$551,719,773	$283,015,925

End of period	$1,170,188,529	$1,257,076,587	$548,030,716	$551,719,773

Undistributed (overdistributed) net investment income, at end of period	$(13)	$27,558	$194,985	$23,250

See Notes to Financial Statements.

48

High Yield Fund		Equity Opportunities Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$3,692,273	$8,511,823	$1,405,508	$1,493,522
364,010	(309,422)	9,769,981	(1,525,507)
(4,023,073)	6,524,399	31,495,291	31,286,902

33,210	14,726,800	42,670,780	31,254,917

(154,811)	(539,707)	(381,460)	(425,370)
(3,727,258)	(7,813,910)	(1,455,114)	(851,918)
—	—	—	—

(3,882,069)	(8,353,617)	(1,836,574)	(1,277,288)

(22,610,627)	(39,412,117)	30,922,416	121,147,723

(26,459,486)	(33,038,934)	71,756,622	151,125,352

$115,996,905	$149,035,839	$337,979,750	$186,854,398

$89,537,419	$115,996,905	$409,736,372	$337,979,750

$(686,734)	$(496,938)	$144,193	$575,259

See Notes to Financial Statements.

49

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Large Cap Growth Fund		Mid Cap Value and Restructuring Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income (loss)	$(2,969,869)	$(4,255,930)	$3,205,426	$3,160,394
Net realized gain (loss) on investments, foreign currency transactions and written options	31,509,475	11,805,044	(470,939)	8,602,300
Net realized gains from redemptions in-kind	—	—	—	23,046,664
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	81,732,156	37,708,433	22,415,661	(10,315,446)

Net increase resulting from operations	110,271,762	45,257,547	25,150,148	24,493,912

Distributions to Shareholders
From net investment income:
Institutional Shares	—	—	(409,234)	(28,083)
Shares	—	—	(3,023,143)	(69,200)
Retirement Shares	—	—	(11,004)	—
From net realized gains:
Institutional Shares	—	—	—	(812)
Shares	—	—	—	(6,735)

Total Distributions to Shareholders	—	—	(3,443,381)	(104,830)

Net Capital Share Transactions	31,097,354	136,983,006	6,117,253	(36,769,439)

Net increase (decrease) in net assets	141,369,116	182,240,553	27,824,020	(12,380,357)

NET ASSETS
Beginning of period	$734,436,123	$552,195,570	$327,116,769	$339,497,126

End of period	$875,805,239	$734,436,123	$354,940,789	$327,116,769

Undistributed (overdistributed) net investment income, at end of period	$(2,969,869)	$—	$2,828,263	$3,066,218

See Notes to Financial Statements.

50

Value and Restructuring Fund		Emerging Markets Fund		International Equity Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$75,365,664	$66,434,678	$8,589,258	$5,214,247	$430,625	$540,257
106,589,847	96,756,036	82,839,806	48,869,293	5,655,404	4,968,955
—	—	—	—	—	—
498,342,580	645,371,791	195,244,310	100,008,846	485,992	4,336,996

680,298,091	808,562,505	286,673,374	154,092,386	6,572,021	9,846,208

(2,703,852)	(3,526,597)	(204,395)	(252,640)	(500,265)	(492,367)
(52,036,862)	(64,324,804)	(4,453,377)	(5,716,045)	—	—
(18,993)	(4,928)	—	—	—	—

—	—	—	(1,858,765)	—	—
—	—	—	(51,272,417)	—	—

(54,759,707)	(67,856,329)	(4,657,772)	(59,099,867)	(500,265)	(492,367)

539,354,612	918,433,748	(37,717,544)	17,298,560	(4,502,165)	587,093

1,164,892,996	1,659,139,924	244,298,058	112,291,079	1,569,591	9,940,934

$8,141,156,816	$6,482,016,892	$1,134,413,479	$1,022,122,400	$70,183,104	$60,242,170

$9,306,049,812	$8,141,156,816	$1,378,711,537	$1,134,413,479	$71,752,695	$70,183,104

$37,254,923	$16,648,966	$4,095,292	$163,806	$87,583	$157,223

See Notes to Financial Statements.

51

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Money Fund
Changes in Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Shares
Subscriptions	2,123,476,337	2,123,476,337	4,262,737,772	4,262,737,772
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	6,941,966	6,941,966	9,160,704	9,160,704
Redemptions	(2,147,683,199)	(2,147,683,199)	(4,182,098,880)	(4,182,098,880)

Net increase (decrease)	(17,264,896)	(17,264,896)	89,799,596	89,799,596
Shares
Subscriptions	978,506,286	978,506,286	2,599,472,390	2,599,472,390
Distributions reinvested	2,070,292	2,070,301	3,330,030	3,330,030
Redemptions	(1,050,175,172)	(1,050,175,174)	(2,990,685,747)	(2,990,685,747)

Net increase (decrease)	(69,598,594)	(69,598,587)	(387,883,327)	(387,883,327)
Retirement Shares
Distributions reinvested	—	—	—	—

Redemption Fees	—	—	—	—

See Notes to Financial Statements.

52

Core Bond Fund				High Yield Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

1,608,329	14,318,071	2,772,888	24,623,459	250,685	321,444	155,243	699,379
—	—	25,148,666	225,504,856	—	—	—	—
129,411	1,153,959	113,170	1,016,339	6,306	30,076	32,619	149,603
(3,775,194)	(33,744,674)	(1,706,058)	(15,286,027)	(345,344)	(1,644,392)	(1,952,444)	(8,902,311)

(2,037,454)	(18,272,644)	26,328,666	235,858,627	(88,353)	(1,292,872)	(1,764,582)	(8,053,329)

4,131,808	36,758,471	9,986,679	88,776,364	2,917,638	14,543,339	6,072,661	28,550,138
408,792	3,642,395	673,001	5,989,211	157,785	746,752	217,741	1,004,402
(2,772,989)	(24,631,216)	(7,567,445)	(67,312,972)	(7,804,531)	(36,607,846)	(13,302,993)	(60,913,343)

1,767,611	15,769,650	3,092,235	27,452,603	(4,729,108)	(21,317,755)	(7,012,591)	(31,358,803)

3	25	4	40	—	—	—	—

—	—	—	—	—	—	—	15

See Notes to Financial Statements.

53

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Equity Opportunities Fund
Changes in Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Shares
Subscriptions	—	—	944,747	12,184,733
Distributions reinvested	72,851	1,075,963	3,799	48,632
Redemptions	3,270	49,371	(992,875)	(13,081,976)
Redemption-in-kind	(576,382)	(8,696,843)	—	—

Net increase (decrease)	(500,261)	(7,571,509)	(44,329)	(848,611)
Shares
Subscriptions	3,925,144	59,329,430	11,404,243	151,491,788
Distributions reinvested	22,381	338,329	12,057	154,087
Redemptions	(1,407,877)	(21,193,858)	(2,227,805)	(29,659,176)

Net increase	2,539,648	38,473,901	9,188,495	121,986,699
Retirement Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase	—	—	—	—
Class A
Subscriptions	633	10,000	—	—

Class C
Subscriptions	633	10,000	—	—

Redemption Fees	—	24	—	9,635

See Notes to Financial Statements.

54

Large Cap Growth Fund				Mid Cap Value and Restructuring Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

639,159	7,008,651	1,518,333	15,997,075	87,974	2,059,041	174,817	3,499,002
—	—	—	—	2,915	64,589	211	3,893
(23,086)	(255,856)	(10,095)	(106,750)	(184,991)	(4,291,248)	(435,896)	(8,797,430)
—	—	—	—	—	—	(3,464,185)	(66,339,150)

616,073	6,752,795	1,508,238	15,890,325	(94,102)	(2,167,618)	(3,725,053)	(71,633,685)

8,464,143	94,946,565	26,983,018	268,887,660	1,559,841	35,513,246	3,915,673	81,532,520
—	—	—	—	59,014	1,299,594	1,544	28,679
(6,290,633)	(70,638,170)	(14,969,954)	(147,806,621)	(1,296,696)	(29,206,361)	(2,387,520)	(47,782,321)

2,173,510	24,308,395	12,013,064	121,081,039	322,159	7,606,479	1,529,697	33,778,878

745	8,171	172	1,807	36,280	821,293	51,153	1,086,065
—	—	—	—	506	11,004	—	—
(77)	(822)	—	—	(6,911)	(153,942)	(118)	(2,475)

668	7,349	172	1,807	29,875	678,355	51,035	1,083,590

821	10,000	—	—	—	—	—	—

821	10,000	—	—	—	—	—	—

—	8,815	—	9,835	—	37	—	1,778

See Notes to Financial Statements.

55

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Value and Restructuring Fund
Changes in Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Shares
Subscriptions	1,060,844	62,185,075	2,608,744	127,478,205
Distributions reinvested	39,759	2,272,698	59,732	2,938,434
Redemptions	(1,996,347)	(118,375,818)	(921,391)	(45,845,721)

Net increase (decrease)	(895,744)	(53,918,045)	1,747,085	84,570,918
Shares
Subscriptions	20,544,409	1,192,492,183	40,342,962	2,018,418,152
Distributions reinvested	737,965	42,355,044	1,056,240	51,956,233
Redemptions	(11,223,117)	(646,514,862)	(24,661,734)	(1,238,518,628)

Net increase (decrease)	10,059,257	588,332,365	16,737,468	831,855,757
Retirement Shares
Subscriptions	92,865	5,225,317	62,302	3,214,887
Distributions reinvested	331	18,993	99	4,928
Redemptions	(5,912)	(339,933)	(26,673)	(1,242,118)

Net increase	87,284	4,904,377	35,728	1,977,697
Class A
Subscriptions	171	10,000	—	—

Class C
Subscriptions	171	10,000	—	—

Redemption Fees	—	15,915	—	29,376

See Notes to Financial Statements.

56

Emerging Markets Fund				International Equity Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

794,138	13,112,540	889,054	12,242,049	188,867	2,205,230	1,007,051	10,432,135
2,566	40,715	104,377	1,425,589	6,901	82,192	9,003	83,598
(282,072)	(4,597,514)	(35,905)	(493,380)	(569,474)	(6,789,587)	(956,735)	(9,928,640)

514,632	8,555,741	957,526	13,174,258	(373,706)	(4,502,165)	59,319	587,093

6,757,305	107,664,154	28,426,163	377,247,582	—	—	—	—
182,628	2,891,003	2,899,020	39,144,568	—	—	—	—
(10,051,799)	(156,851,513)	(32,751,548)	(412,372,175)	—	—	—	—

(3,111,866)	(46,296,356)	(1,426,365)	4,019,975	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

563	10,000	—	—	—	—	—	—

563	10,000	—	—	—	—	—	—

—	3,071	—	104,327	—	—	—	—

See Notes to Financial Statements.

57

Financial Highlights – Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.03	(a)	0.05 (a)	0.04 (a)	0.02 (a)	0.01	0.01
Net realized and unrealized loss on investments	—		—	(0.01)	(0.01)	—	— (b)

Total from Investment Operations	0.03		0.05	0.03	0.01	0.01	0.01

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	2.55	%(e)	5.07%	3.53%	1.55%	0.87%	1.41%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30	%(g)	0.30%	0.29%	0.21%	0.25%	0.24%
Waiver/Reimbursement	0.13	%(g)	0.13%	0.15%	0.25%	0.28%	0.25%
Net investment income (f)	5.05	%(g)	4.96%	3.54%	1.52%	0.86%	1.41%
Net assets, end of period (000’s)	$595,286		$612,562	$522,751	$625,287	$470,189	$548,126

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

58

Financial Highlights – Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$8.98		$8.84	$9.07

Income from Investment Operations:
Net investment income (b)	0.21		0.41	0.13
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.14	(0.11)

Total from Investment Operations	0.19		0.55	0.02

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.41)	(0.13)
From net realized gains	—		—	(0.12)

Total Distributions to Shareholders	(0.21)		(0.41)	(0.25)

Net Asset Value, End of Period	$8.96		$8.98	$8.84
Total return (c)(d)	2.12	%(e)	6.33%	0.20	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.65	%(g)	0.65%	0.66	%(g)
Waiver/Reimbursement	0.23	%(g)	0.26%	0.56	%(g)
Net investment income (f)	4.71	%(g)	4.61%	4.56	%(g)
Portfolio turnover rate	29	%(e)	49%	95	%(e)
Net assets, end of period (000’s)	$218,947		$237,752	$1,248

(a)	Institutional Shares commenced operations on November 29, 2005. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

59

Financial Highlights – High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$4.80		$4.52	$4.66	$4.71	$3.99	$6.20

Income from Investment Operations:
Net investment income (a)	0.17		0.33	0.32	0.32	0.35	0.93
Net realized and unrealized gain (loss) on investments	(0.16)		0.28	(0.14)	(0.06)	0.72	(1.58)

Total from Investment Operations	0.01		0.61	0.18	0.26	1.07	(0.65)

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.33)	(0.31)	(0.31)	(0.27)	(1.05)
Return of capital	—		—	(0.01)	—	(0.08)	(0.51)

Total Distributions to Shareholders	(0.18)		(0.33)	(0.32)	(0.31)	(0.35)	(1.56)

Net Asset Value, End of Period	$4.63		$4.80	$4.52	$4.66	$4.71	$3.99
Total return (b)(c)	0.17	%(d)	13.69%	4.19%	5.80%	27.76%	(10.30)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.79%	0.80%	0.80%	0.80%	0.83%
Waiver/Reimbursement	0.88	%(f)	0.55%	0.24%	0.27%	0.31%	0.27%
Net investment income (e)	7.21	%(f)	7.19%	7.09%	6.71%	7.91%	19.14%
Portfolio turnover rate	25	%(d)	75%	62%	70%	170%	153%
Net assets, end of period (000’s)	$3,747		$4,309	$12,045	$13,308	$22,641	$37,250

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

60

Financial Highlights – Equity Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005(a)
			2007	2006
Net Asset Value, Beginning of Period	$14.18		$12.72	$10.98	$10.84

Income from Investment Operations:
Net investment income (b)	0.07		0.10	0.09	0.02
Net realized and unrealized gain on investments	1.67		1.46	1.72	0.12

Total from Investment Operations	1.74		1.56	1.81	0.14

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.10)	(0.07)	—

Net Asset Value, End of Period	$15.83		$14.18	$12.72	$10.98
Total return (c)(d)	12.34	%(e)	12.33%	16.55%	2.14	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.80	%(g)	0.79%	0.80%	0.80	%(g)
Waiver/Reimbursement	0.19	%(g)	0.19%	0.25%	0.41	%(g)
Net investment income (f)	0.92	%(g)	0.78%	0.78%	0.87	%(g)
Portfolio turnover rate	12	%(e)	11%	17%	13	%(e)
Net assets, end of period (000’s)	$59,174		$60,103	$54,449	$53,826

(a)	Institutional Shares commenced operations on January 31, 2005. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

61

Financial Highlights – Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007	Period Ended March 31, 2007(a)
Net Asset Value, Beginning of Period	$10.61	$10.13

Income from Investment Operations:
Net investment loss (b)	(0.03)	(0.02)
Net realized and unrealized gain on investments	1.60	0.50

Total from Investment Operations	1.57	0.48

Net Asset Value, End of Period	$12.18	$10.61
Total return (c)(d)(e)	14.80%	4.73%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.94%	0.95%
Waiver/Reimbursement (g)	0.03%	0.01%
Net investment loss (f)(g)	(0.52)%	(0.54)%
Portfolio turnover rate (d)	23%	33%
Net assets, end of period (000’s)	$25,877	$16,009

(a)	Institutional Shares commenced operations on November 9, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

62

Financial Highlights – Mid Cap Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$21.71		$19.69		$16.81	$15.78		$10.25		$13.28

Income from Investment Operations:
Net investment income (a)	0.24		0.18		0.05	0.25		0.07		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		1.86		2.90	1.04		5.51		(3.04)

Total from Investment Operations	1.69		2.04		2.95	1.29		5.58		(2.99)

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.02)		(0.07)	(0.26)		(0.05)		(0.04)
From net realized gains	—		—	(b)	—	—		—		—

Total Distributions to Shareholders	(0.28)		(0.02)		(0.07)	(0.26)		(0.05)		(0.04)

Net Asset Value, End of Period	$23.12		$21.71		$19.69	$16.81		$15.78		$10.25
Total return (c)	7.86	%(d)(e)	10.37	%(d)	17.58%	8.18	%(d)	54.60	%(d)	(22.58	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.87	%(g)	0.87%		0.88%	0.89%		0.74%		0.76%
Waiver/Reimbursement	0.03	%(g)	0.01%		—	0.10%		0.24%		0.15%
Net investment income (f)	2.13	%(g)	0.87%		0.27%	1.59%		0.49%		0.44%
Portfolio turnover rate	4	%(e)	25%		23%	28%		13%		28%
Net assets, end of period (000’s)	$31,454		$31,568		$101,965	$81,570		$100,729		$45,017

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

63

Financial Highlights – Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,						Period Ended March 31, 2003(a)
			2007	2006	2005		2004
Net Asset Value, Beginning of Period	$54.34		$49.36	$41.40	$37.56		$23.65		$22.92

Income from Investment Operations:
Net investment income	0.58	(b)	0.56 (b)	0.63 (b)	0.42	(b)	0.32	(b)	0.22
Net realized and unrealized gain on investments, foreign currency and written options	4.00		5.00	7.87	3.84		13.89		0.59

Total from Investment Operations	4.58		5.56	8.50	4.26		14.21		0.81

Less Distributions to Shareholders:
From net investment income	(0.44)		(0.58)	(0.54)	(0.42)		(0.30)		(0.08)

Net Asset Value, End of Period	$58.48		$54.34	$49.36	$41.40		$37.56		$23.65
Total return (c)	8.44	%(d)(e)	11.39%	20.70%	11.44	%(d)	60.46	%(d)	3.54	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.81	%(g)	0.84%	0.85%	0.83%		0.74%		—	%(g)(h)
Waiver/Reimbursement	0.03	%(g)	—	—	0.01%		0.15%		—	%(g)
Net investment income (f)	2.01	%(g)	1.12%	1.39%	1.05%		1.00%		1.90	%(g)
Portfolio turnover rate	5	%(e)	13%	12%	8%		4%		16	%(e)
Net assets, end of period (000’s)	$346,401		$370,518	$250,367	$161,016		$38,243		$—	(i)

(a)	Institutional Shares commenced operations on September 30, 2002. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.
(h)	The information presented reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003. Percentage amounts to less than 0.005%.
(i)	Amount represents less than $1,000.

See Notes to Financial Statements.

64

Financial Highlights – Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006
Net Asset Value, Beginning of Period	$14.10		$12.62	$8.81

Income from Investment Operations:
Net investment income (a)	0.13		0.12	0.13
Net realized and unrealized gain on investments and foreign currency	3.55		2.15	3.79

Total from Investment Operations	3.68		2.27	3.92

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.10)	(0.11)
From net realized gains	—		(0.69)	—

Total Distributions to Shareholders	(0.07)		(0.79)	(0.11)

Net Asset Value, End of Period	$17.71		$14.10	$12.62
Total return (b)(c)	26.14	%(d)	18.33%	46.25	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.60	%(f)	1.60%	1.56	%(f)
Waiver/Reimbursement	0.06	%(f)	0.06%	0.12	%(f)
Net investment income (e)	1.59	%(f)	0.70%	1.23	%(f)
Portfolio turnover rate	9	%(d)	16%	7	%(d)
Net assets, end of period (000’s)	$61,807		$41,932	$25,457

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

65

Financial Highlights – International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.39		$9.87	$7.80	$6.69	$4.09	$5.85

Income from Investment Operations:
Net investment income	0.07	(a)	0.09 (a)	0.08 (a)	0.08 (a)	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		1.51	2.12	1.04	2.59	(1.77)

Total from Investment Operations	1.08		1.60	2.20	1.12	2.67	(1.70)

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.08)	(0.13)	(0.01)	(0.07)	(0.06)

Net Asset Value, End of Period	$12.39		$11.39	$9.87	$7.80	$6.69	$4.09
Total return (b)(c)	9.53	%(d)	16.39%	28.72%	16.98%	65.55%	(29.26)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.10	%(f)	1.10%	1.04%	0.90%	0.90%	0.87%
Waiver/Reimbursement	0.33	%(f)	0.32%	0.42%	0.58%	0.54%	0.42%
Net investment income (e)	1.19	%(f)	0.84%	0.97%	1.18%	1.32%	1.07%
Portfolio turnover rate	18	%(d)	31%	34%	59%	59%	71%
Net assets, end of period (000’s)	$71,753		$70,183	$60,242	$43,439	$35,598	$29,024

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

66

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1.	Organization

Excelsior Funds, Inc. (“Excelsior Fund”) is organized as a Maryland Corporation. Excelsior Funds Trust (the “Trust”) is organized as a Delaware business trust. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end, management investment companies. Information presented in these financial statements pertains to the following diversified funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Money Fund

Core Bond Fund

Large Cap Growth Fund

Value and Restructuring Fund

Emerging Markets Fund

The Trust:

High Yield Fund

Equity Opportunities Fund

Mid Cap Value and Restructuring Fund

International Equity Fund

Investment Objectives

Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal. Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital. High Yield Fund seeks a high level of current income as its primary objective, and may also consider the potential for capital appreciation as a secondary objective, when consistent with its primary objective. Equity Opportunities Fund seeks total return on its assets through long-term capital appreciation. Large Cap Growth Fund seeks superior, long-term capital appreciation by investing in larger companies whose growth prospects, in the opinion of the Advisor, appear to exceed that of the overall market. Mid Cap Value and Restructuring Fund and Value and Restructuring Fund each seeks long-term capital appreciation by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Emerging Markets Fund seeks long-term capital appreciation. International Equity Fund seeks to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities.

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 5.0 billion shares of Money Fund; 3.0 billion shares each of Large Cap Growth Fund and Emerging Markets Fund; 3.5 billion shares of Value and Restructuring Fund; and 1.250 billion shares of Core Bond Fund. The Trust may issue an unlimited number of shares of beneficial interest of each class of each Fund, with a par value of $0.00001.

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International Equity Fund offers one class of shares: Institutional Shares. Money Fund and High Yield Fund offer two classes of shares: Institutional Shares and Shares. Core Bond Fund and Mid Cap Value and Restructuring Fund offer three classes of shares: Institutional Shares, Shares and Retirement Shares. Equity Opportunities Fund and Emerging Markets Fund offer four classes of shares: Institutional Shares, Shares, Class A Shares and Class C Shares. Large Cap Growth Fund and Value and Restructuring Fund offer five classes of shares: Institutional Shares, Shares, Class A Shares, Class C Shares, and Retirement Shares. The Class A Shares and Class C Shares commenced operations on September 28, 2007 and commenced public offering of shares on October 1, 2007. The financial highlights of the Shares, Class A Shares, Class C Shares and Retirement Shares of the Funds are presented separately.

Institutional Shares, Shares and Retirement Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares and Retirement Shares, as described in the Funds’ prospectuses. Class A Shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A Shares purchased without an initial sales charge in accounts aggregating from $1 million up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class C Shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2.	Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in all Funds, except Money Fund, are valued using the following policies:

Debt securities generally are valued by pricing services approved by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

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Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap agreements are stated at fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

Securities in Money Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method

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involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

Each Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Funds may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Funds’ sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use futures contracts in an effort to achieve economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities more efficiently.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, and (3) an inaccurate prediction by the Funds’ investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Certain Funds may write call and put options on securities they own or in which they may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When the Funds write a call or put

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option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Each Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. Each Fund may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying transaction to determine the realized gain or loss.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Swap Contracts

Certain Funds may engage in swap transactions such as interest rate swaps, consistent with their investment objective and policies, to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain (loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap

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September 30, 2007 (Unaudited)

agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Funds will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Funds will succeed in pursuing contractual remedies. The Funds thus assume the risk that they may be delayed in or prevented from obtaining payments owed to them pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Treasury Inflation Protected Securities

Certain Funds may invest in Treasury Inflation Protected Securities (“TIPS”). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Loan Participations and Commitments

Certain Funds may invest in loan participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions

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September 30, 2007 (Unaudited)

include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included in the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Determination of Class Net Asset Value

For each Fund, with the exception of Money Fund, Core Bond Fund and High Yield Fund, all income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class. For Money Fund, Core Bond Fund and High Yield Fund, income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for Money Fund, Core Bond Fund and High Yield Fund. Dividends from net investment income are declared and paid quarterly for Equity Opportunities Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund. Dividends from net investment income are declared and paid semi-annually for Emerging Markets Fund and International Equity Fund. Net realized capital gains, if any, are distributed at least annually for all Funds.

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EXCELSIOR FUNDS

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Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund and the Trust, and by contract, the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust, are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund and the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.	Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income *	Long-Term Capital Gains
Money Fund	$65,587,427	$—
Core Bond Fund	17,474,254	—
High Yield Fund	8,535,124	—
Equity Opportunities Fund	1,277,288	—
Large Cap Growth Fund	—	—
Mid Cap Value and Restructuring Fund	97,283	7,547
Value and Restructuring Fund	67,856,329	—
Emerging Markets Fund	7,542,032	51,557,835
International Equity Fund	492,367	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$9,116,518	$(9,950,472)	$(833,954)
High Yield Fund	2,941,577	(2,393,339)	548,238
Equity Opportunities Fund	98,827,567	(11,693,053)	87,134,514
Large Cap Growth Fund	229,089,580	(23,403,331)	205,686,249
Mid Cap Value and Restructuring Fund	148,178,220	(10,740,360)	137,437,860
Value and Restructuring Fund	3,535,111,311	(280,207,107)	3,254,904,204
Emerging Markets Fund	606,755,147	(11,611,022)	595,144,125
International Equity Fund	23,191,969	(2,380,215)	20,811,754

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2010	2011	2012	2013	2014	2015	Total
Money Fund	$—	$11,662	$23,975	$—	$4,889	$2,912	$43,438
Core Bond Fund	—	—	—	—	1,303,908	330,101	1,634,009
High Yield Fund	440,234	17,456,849	40,103,941	1,461,417	6,017,018	—	65,479,459
Equity Opportunities Fund	—	—	—	—	880,333	2,193,825	3,074,158
Large Cap Growth Fund	18,217,588	83,374,895	22,030,449	480,165	—	—	124,103,097
Value and Restructuring Fund	—	19,930,042	27,363,534	—	—	—	47,293,576
Emerging Markets Fund	—	—	1,247,253	—	36,739	—	1,283,992
International Equity Fund	—	8,447,749	1,672,132	—	—	—	10,119,881

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.	Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1,

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September 30, 2007 (Unaudited)

2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Money Fund	0.25%
Core Bond Fund	0.65%
High Yield Fund	0.80%
Equity Opportunities Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Equity Fund	1.00%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. (excluding Emerging Markets Fund, International Fund, International Equity Fund and Pacific/Asia Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Columbia is entitled to an administration fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of Emerging Markets Fund (a separate series of Excelsior Fund) and International Equity Fund (a separate series of the Trust), (collectively, the “international equity series”).

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time. For the six months ended September 30, 2007, the effective administration

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September 30, 2007 (Unaudited)

fee rate before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers, as a percentage of each Fund’s average daily net assets, was 0.13% for each Fund with the exception of the international equity series of Excelsior Fund and the Trust, which was 0.18%.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Money Fund	$661,350	$76,191
Core Bond Fund	305,789	36,851
High Yield Fund	58,800	4,158
Equity Opportunities Fund	209,320	24,218
Large Cap Growth Fund	434,339	53,449
Mid Cap Value and Restructuring Fund	195,276	21,615
Value and Restructuring Fund	4,990,424	648,811
Emerging Markets Fund	994,812	138,116
International Equity Fund	56,041	5,700

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007 Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund under these agreements were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Money Fund	$1,059	$1,059
Core Bond Fund	4,165	4,165
High Yield Fund	511	511
Equity Opportunities Fund	413	413
Large Cap Growth Fund	3,167	3,167
Mid Cap Value and Restructuring Fund	3,057	3,057
Value and Restructuring Fund	79,159	79,159
Emerging Markets Fund	14,044	14,044
International Equity Fund	10	10

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25%, (with the exception of the Institutional Shares of Money Fund which pays a fee of up to 0.15% of the average daily net assets of its shares), of the average daily net assets of the Funds’ shares held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

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NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Money Fund	$738,244	$118,478
Core Bond Fund	242,575	40,453
High Yield Fund	110,021	14,769
Equity Opportunities Fund	365,923	61,307
Large Cap Growth Fund	778,970	132,290
Mid Cap Value and Restructuring Fund	245,599	38,544
Value and Restructuring Fund	1,585,978	253,339
Emerging Markets Fund	499,316	83,024
International Equity Fund	—	—

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

Certain Funds have adopted a Distribution Plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits the Funds to compensate and/or reimburse the Distributor monthly for services that are intended to result in the sale of certain classes’ shares. High Yield Fund, Equity Opportunities Fund and Mid Cap Value and Restructuring Fund, which have adopted a Distribution Plan for the Shares Class of the Funds, may pay distribution fees in an amount not to exceed the annual rate of 0.25% of the average daily net assets applicable to each Fund’s Shares Class. Fees are not currently being paid under the Distribution Plan with respect to the Shares Class. Core Bond Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund, which have adopted a Distribution Plan for the Retirement Shares of the Funds, may pay distribution fees in an amount not to exceed the annual rate at 0.50% of the average daily net assets applicable to each Fund’s Retirement Shares.

The Funds have adopted a combined shareholder servicing and distribution plan for the Class A Shares of the Funds. Fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund. The Funds have also adopted a shareholder servicing plan and a Distribution Plan for the Class C Shares of the Funds. Fees are calculated at the annual rates of 0.25% and 0.75%, respectively, of the average daily net assets of the Class C Shares of each Fund.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with investment advisor. The Funds did not pay any of the interested persons for their

79

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

service as trustees/directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Institutional Shares	Shares	Class A Shares	Class C Shares	Retirement Shares
Money Fund	0.30%	0.55%	—	—	—
Core Bond Fund	0.65%	0.90%	—	—	1.40%
High Yield Fund	0.80%	1.05%	—	—	—
Equity Opportunities Fund	0.80%	1.05%	1.16%	1.91%	—
Large Cap Growth Fund	0.95%	1.20%	1.31%	2.06%	1.70%
Mid Cap Value and Restructuring Fund	0.89%	1.14%	—	—	1.64%
Value and Restructuring Fund	0.89%	1.14%	1.25%	2.00%	1.64%
Emerging Markets Fund	1.60%	1.85%	1.96%	2.71%	—
International Equity Fund	1.10%	—	—	—	—

On June 12, 2006, High Yield Fund filed a lawsuit in connection with the bankruptcy of a security in which the Fund had invested. The ongoing legal expenses associated with the lawsuit are paid for by the Fund, but due to the expense limitation agreement currently in place, a significant portion of these legal expenses are being reimbursed by the Advisor. The Board has agreed that, should the Fund be successful in the lawsuit or otherwise receive compensation related to settling the case, the Advisor may request and receive reimbursement for such legal expenses that have been reimbursed to the Fund, to the extent that proceeds are available to cover such expenses. At this time, the outcome of the lawsuit cannot be determined.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

80

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 5.	Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Bond Fund	$158,631,256	$133,547,501	$89,571,636	$26,305,748
High Yield Fund	—	—	26,290,368	43,102,055
Equity Opportunities Fund	—	—	79,328,993	45,219,507
Large Cap Growth Fund	—	—	206,389,492	178,370,279
Mid Cap Value and Restructuring Fund	—	—	25,982,805	13,336,796
Value and Restructuring Fund	—	—	957,697,128	419,229,579
Emerging Markets Fund	—	—	104,328,781	116,919,241
International Equity Fund	—	—	12,515,606	14,813,997

Note 6.	Redemption In-Kind

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of a Fund’s shares (redemption in-kind). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on the redemptions in-kind are not recognized for tax purposes, and are reclassified from realized gain (loss) to paid-in capital in excess of par value.

Note 7.	Line of Credit

Effective September 17, 2007, the Funds, with the exception of Money Fund, and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for temporary or emergency purposes. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

Prior to September 17, 2007, the Funds participated in a $150,000,000 uncommitted line of credit provided by JPMorgan Chase, under similar borrowing terms.

For the six months ended September 30, 2007, none of the Funds borrowed under these agreements.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 8.	Redemption Fees

Each Fund, with the exception of Money Fund and Core Bond Fund, may assess, subject to limited exceptions, a 2.00% redemption fee on shares that are redeemed within 60 days of their purchase. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. Prior to August 1, 2007, the redemption fee was assessed, subject to limited exceptions, on Fund shares redeemed within 30 days of their purchase. For the six months ended September 30, 2007, the Funds assessed redemption fees as follows:

Redemption Fees
Equity Opportunities Fund	$24
Large Cap Growth Fund	8,815
Mid Cap Value and Restructuring Fund	37
Value and Restructuring Fund	15,915
Emerging Markets Fund	3,071

Note 9.	Concentration of Ownership

82

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

As of September 30, 2007, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Money Fund	3	81.9
Core Bond Fund	1	61.1
High Yield Fund	2	88.7
Equity Opportunities Fund	2	94.7
Large Cap Growth Fund	2	85.1
Mid Cap Value and Restructuring Fund	2	74.2
Value and Restructuring Fund	3	52.9
Emerging Markets Fund	2	61.5
International Equity Fund	2	82.5

Note 10.	Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

83

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 11.	Legal Proceedings

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

84

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 12.	Business Combinations and Mergers

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of the shares outstanding, net assets, net asset value per share issued, and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Shares	—	—	32,810,661	32,810,661
Retirement Shares	—	—	117	117
Net Assets:
Institutional Shares	$96,434,781	$129,070,075	$16,360,288	$241,865,144
Shares	—	—	294,116,361	294,116,361
Retirement Shares	—	—	1,046	1,046
Net Asset Value:
Institutional Shares	$6.91	$7.11	$8.97	$8.97
Shares	—	—	8.96	8.96
Retirement Shares	—	—	8.97	8.97
Net unrealized appreciation (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

85

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 13.	Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

87

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

88

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

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PROXY VOTING RESULTS

A Special Meeting of Shareholders of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust and each of their Funds was held on March 30, 2007, for the purpose of seeking shareholder approval of the following proposal: to approve new investment advisory agreements by and among USTA, USTNA and the Companies, on behalf of the Funds. The Special Meeting for Excelsior Funds with respect to the Value and Restructuring Fund, Energy and Natural Resources and Treasury Money Funds was adjourned for the purpose of soliciting additional proxies, and subsequently held on April 30, 2007. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

EXCELSIOR FUNDS, INC.

Fund	For	Against	Abstain
Value and Restructuring Fund	71,659,202.229	1,308,059.398	2,313,244.343
Energy and Natural Resources Fund	10,149,963.059	261,710.922	349,760.892
Treasury Money Fund	147,661,994.420	8,327.040	953,491.100

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Institutional Shares

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Institutional Shares.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

93

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136312-0907 (11/07) 07/46194

RETIREMENT SHARES

CORE BOND FUND

EQUITY INCOME FUND

LARGE CAP GROWTH FUND

MID CAP VALUE AND RESTRUCTURING FUND

SMALL CAP FUND

VALUE AND RESTRUCTURING FUND

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be construed as a recommendation or investment advice.

Investments in equity securities are subject to sudden and unpredictable drops in value and periods of lackluster performance.

Funds which concentrate their investments in one economic sector or geographical region may expose an investor to greater volatility. When used as part of a broader investment portfolio, these funds may serve to reduce overall portfolio volatility. Currency fluctuations, differences in security regulation, financial accounting standards, and foreign taxation regulations are among the risks associated with foreign investing, as well as political risk. Investing in emerging markets may accentuate these risks.

Small-cap stocks may be less liquid and subject to greater price volatility.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Investments in fixed income securities are subject to interest rate risks. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

2

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

3

Understanding Your Expenses — Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,018.20	1,018.00	7.06	7.06	1.40

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Understanding Your Expenses — Equity Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,060.50	1,017.00	8.24	8.07	1.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Understanding Your Expenses — Large Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,143.50	1,016.55	9.06	8.52	1.69

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Understanding Your Expenses — Mid Cap Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,074.90	1,016.90	8.40	8.17	1.62

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Understanding Your Expenses — Small Cap Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,086.40	1,016.50	8.87	8.57	1.70

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Understanding Your Expenses — Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Retirement Shares	1,000.00	1,000.00	1,080.60	1,017.30	8.01	7.77	1.54

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.34%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$4,189,576
2,015,000	Capital Auto Receivables Asset Trust, 2007-3 A4	5.00	03/17/14	2,020,575
6,765,000	Citibank Credit Card Issuance Trust, 2003-A10	4.75	12/10/15	6,588,500

	TOTAL ASSET-BACKED SECURITIES (Cost $12,779,089)			12,798,651

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.99%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.00%
435,193	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10 15A1(b)	4.60	01/25/35	433,167
1,794,354	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.45	12/25/34	1,768,065
1,671,274	Countrywide Alternative Loan Trust, 2004-16CB 1A2	6.00	10/25/34	1,655,085
2,550,697	Countrywide Alternative Loan Trust, 2004-22CB 1A1	5.50	07/25/34	2,529,217
6,648,497	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.70	08/25/34	6,659,512
7,238,080	JP Morgan Mortgage Trust, 2005-A6 1A1(b)	5.14	09/25/35	7,153,469
10,195,682	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	12/25/34	10,079,593
2,647,086	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,616,011

				32,894,119

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.43%
2,306,295	2333 UZ	6.50	07/15/31	2,340,141

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.56%
3,080,000	2003-17 QT	5.00	08/25/27	3,075,934

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,670,456)			38,310,194

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.60%
$4,225,000	Asset Securitization Corp., 1997-D4 A4(b)	8.07%	04/14/29	$4,397,171
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,409,425
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,006,421
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)(b)	6.01	11/15/36	983,412
6,775,000	GE Capital Commercial Mortgage Corp., 2000-1 Cl(b)	6.73	01/15/33	7,110,024
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1(b)	7.06	05/15/33	1,821,061
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1(b)	5.32	06/10/36	3,425,221
13,080,000	GS Mortgage Securities Corp. II, 2007-GG10 A4(b)	5.99	08/10/45	13,302,550
5,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3(b)	6.16	08/12/49	5,838,328
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C(b)	7.50	10/15/33	3,362,340
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,215,146
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	6,286,130
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29	04/15/34	4,408,559
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,551,734
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,091,863

See Notes to Financial Statements.

10

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3(b)	5.23%	07/15/41	`$	3,908,339
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(b)	5.09	07/15/42		17,834,208

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,058,408)				90,951,932

CORPORATE BONDS — 18.56%
2,615,000	America Movil S.A. de C.V.	5.50	03/01/14		2,577,595
5,700,000	Bank One Corp.	7.88	08/01/10		6,098,567
6,000,000	Barclays Bank PLC(a)(b)	5.93	12/31/49		5,692,542
1,620,000	Bear Stearns Co., Inc.	5.70	11/15/14		1,586,030
5,520,000	Bottling Group LLC	5.50	04/01/16		5,527,397
2,300,000	British Telecommunications PLC	9.13	12/15/30		3,045,665
2,715,000	Caterpillar Financial Services Corp.	5.85	09/01/17		2,739,723
265,000	Caterpillar, Inc.	5.70	08/15/16		264,432
5,715,000	Citigroup, Inc.	5.25	02/27/12		5,713,794
2,600,000	Comcast Cable Holdings LLC	9.80	02/01/12		3,009,373
1,441,000	Daimler Chrysler N.A. Holding Corp.	7.20	09/01/09		1,492,657
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11		2,000,464
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10		1,403,247
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30		1,836,244
1,700,000	Ford Motor Credit Co.	8.63	11/01/10		1,685,319
1,400,000	General Electric Capital Corp.	5.00	11/15/11		1,393,676
1,695,000	General Electric Capital Corp.	5.88	02/15/12		1,739,592
2,995,000	General Electric Capital Corp.	6.00	06/15/12		3,088,279
2,710,000	General Mills, Inc.	5.65	09/10/12		2,734,127
1,185,000	Georgia Power Co.	5.70	06/01/17		1,184,983
5,834,000	HSBC Finance Corp.	8.00	07/15/10		6,260,979
2,000,000	Morgan Stanley	6.75	04/15/11		2,090,260

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$685,000	Nisource Finance Corp.	5.25%	09/15/17	$635,762
3,825,000	Oracle Corp.	5.25	01/15/16	3,724,552
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,389,125
4,500,000	RBS Capital Trust III(b)(c)	5.51	09/29/49	4,210,375
1,670,000	Sprint Capital Corp.	8.75	03/15/32	1,915,054
4,100,000	Target Corp.	5.88	07/15/16	4,099,832
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,322,247
5,000,000	UBS Preferred Funding Trust I(b)	8.62	10/29/49	5,430,315
1,600,000	UnitedHealth Group, Inc.(a)	6.00	06/15/17	1,598,685
3,050,000	Virginia Electric & Power Co.	5.95	09/15/17	3,045,581
1,735,000	Wal Mart Stores, Inc.	5.00	04/05/12	1,719,763
2,441,000	Wal-Mart Stores, Inc.	4.13	02/15/11	2,371,334
5,350,000	Wells Fargo & Co.	5.00	11/15/14	5,156,892
950,000	Xerox Corp.	6.40	03/15/16	961,751

	TOTAL CORPORATE BONDS (Cost $101,964,345)			101,746,213

TAX-EXEMPT SECURITY — 0.31%
1,590,000	Massachusetts Bay Transportation Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,712,414

	TOTAL TAX-EXEMPT SECURITY (Cost $1,751,974)			1,712,414

U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.97%
	FREDDIE MAC — 0.51%
2,440,000		6.25	07/15/32	2,772,208

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS(d)	0.00	07/15/20	2,541,614

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $5,007,684)			5,313,822

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 41.62%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.35%
6,057,871	Pool # 1G1898 ARM(b)	5.88	06/01/36	6,094,407
2,387,637	Pool # A20105	5.00	04/01/34	2,283,536
8,977,710	Pool # A47411	4.50	10/01/35	8,341,565
2,071,262	Pool # A48132	7.00	12/01/35	2,139,598
1,987,638	Pool # A58455	5.50	03/01/37	1,946,266

See Notes to Financial Statements.

11

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$5,209,078	Pool # B19861	4.50%	08/01/20	$5,014,833
2,583,561	Pool # C01811	5.00	04/01/34	2,470,917
129,482	Pool # C71221	5.00	09/01/32	124,110
18,495	Pool # C74339	5.00	12/01/32	17,727
160,127	Pool # C74469	5.00	12/01/32	153,483
31,925	Pool # C74676	5.00	12/01/32	30,601
2,134,641	Pool # E96460	5.00	05/01/18	2,098,354
4,327,452	Pool # G01842	4.50	06/01/35	4,020,816
16,863,586	Pool # G18105	5.00	03/01/21	16,534,190
2,322,051	Pool # J01383	5.50	03/01/21	2,315,556
3,243,972	Pool # J02497	4.50	09/01/20	3,123,006

				56,708,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.41%
177,052	Pool # 251502	6.50	02/01/13	181,844
75,060	Pool # 252806	7.50	10/01/29	78,688
1,093,661	Pool # 255896	6.50	08/01/35	1,114,884
4,787,145	Pool # 256269	5.50	06/01/36	4,689,820
9,803,967	Pool # 357824	5.50	06/01/35	9,614,491
1,218,929	Pool # 387203	4.80	01/01/12	1,208,980
1,040,831	Pool # 387204	4.80	01/01/12	1,032,336
199,157	Pool # 443194	5.50	10/01/28	196,170
3,847	Pool # 450846	5.50	12/01/28	3,789
337,685	Pool # 452035	5.50	11/01/28	332,621
2,265	Pool # 454758	5.50	12/01/28	2,231
552,697	Pool # 561435	5.50	11/01/29	544,408
299,509	Pool # 578543	5.50	04/01/31	294,385
111,388	Pool # 627259	5.50	02/01/32	109,452
953,853	Pool # 632551	5.50	02/01/32	937,275
428,663	Pool # 632576	5.50	02/01/32	421,330
208,532	Pool # 694655	5.50	04/01/33	204,838
1,465,264	Pool # 702861	5.00	04/01/18	1,440,323
1,334,444	Pool # 704440	5.00	05/01/18	1,311,729
58,045	Pool # 710585	5.50	05/01/33	57,017
349,465	Pool # 735224	5.50	02/01/35	343,274
22,070,624	Pool # 745432	5.50	04/01/36	21,644,079
949,818	Pool # 781859	4.50	12/01/34	881,642
1,334,761	Pool # 786423 ARM(b)	4.59	07/01/34	1,324,902
431,185	Pool # 797680	4.50	10/01/35	400,236
647,787	Pool # 805373	4.50	01/01/35	601,290
6,159,345	Pool # 805386 ARM(b)	4.85	01/01/35	6,095,520
748,393	Pool # 812268	5.50	05/01/35	733,929
1,008,991	Pool # 815479	4.50	03/01/35	936,575
1,271,697	Pool # 819361	4.50	04/01/35	1,180,426
535,391	Pool # 820492	5.50	05/01/35	525,044
734,644	Pool # 820989	5.50	04/01/35	720,446
709,774	Pool # 821567	5.50	06/01/35	696,056
1,725,574	Pool # 822799	4.50	04/01/35	1,601,728
6,085,226	Pool # 829321	4.50	09/01/35	5,648,482
8,082,723	Pool # 831926	6.00	12/01/36	8,096,181
4,904,429	Pool # 835751	4.50	08/01/35	4,552,433
1,786,633	Pool # 835760	4.50	09/01/35	1,658,404

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$4,087,042	Pool # 839240	4.50%	09/01/35	$3,793,711
1,610,049	Pool # 836512	4.50	10/01/20	1,550,626
2,600,373	Pool # 843510	4.50	11/01/20	2,504,400
1,616,173	Pool # 844797	4.50	10/01/35	1,500,179
1,793,946	Pool # 844901	4.50	10/01/20	1,727,736
5,683,479	Pool # 867438	4.50	05/01/36	5,272,820
4,645,441	Pool # 880084	6.00	03/01/36	4,653,176
5,458,986	Pool # 883084	6.50	07/01/36	5,559,159
696,437	Pool # 893426	6.00	09/01/36	697,596
2,972,931	Pool # 895271	6.50	09/01/36	3,027,484
4,705,343	Pool # 910390	5.00	03/01/37	4,488,299
1,959,597	Pool # 916370	5.00	05/01/37	1,869,206
8,071,805	Pool # 917906	5.00	05/01/37	7,699,475
30,111,220	Pool # 937282	5.00	05/01/37	28,722,273
6,612,962	Pool # 946450 ARM(b)	6.14	09/01/37	6,718,024

				161,201,422

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.86%
281,198	Pool # 002562	6.00	03/20/28	283,552
1,731,128	Pool # 003413	4.50	07/20/33	1,617,051
329,691	Pool # 267812	8.50	06/15/17	353,978
1,569,095	Pool # 3442	5.00	09/20/33	1,508,328
2,732	Pool # 356873	6.50	05/15/23	2,802
29,201	Pool # 434772	9.00	06/15/30	31,704
46,324	Pool # 471660	7.50	03/15/28	48,645
118,488	Pool # 472028	6.50	05/15/28	121,587
53,263	Pool # 475847	6.50	06/15/28	54,656
20,664	Pool # 479087	8.00	01/15/30	21,983
296,926	Pool # 479088	8.00	01/15/30	315,878
114,538	Pool # 503711	7.00	05/15/29	120,024
9,599	Pool # 525556	8.00	01/15/30	10,212
10,842	Pool # 525945	9.00	07/15/30	11,772
106,859	Pool # 568670	6.50	04/15/32	109,470
199,220	Pool # 575441	6.50	12/15/31	204,187
558,400	Pool # 598127	5.50	03/15/18	559,374
1,199,530	Pool # 607668	5.50	02/15/18	1,201,623
757,885	Pool # 615639	4.50	09/15/33	712,679
146,831	Pool # 780086	8.50	11/15/17	156,855
644,617	Pool # 780548	8.50	12/15/17	688,622
484,872	Pool # 780865	9.50	11/15/17	525,574
163,538	Pool # 781036	8.00	10/15/17	172,399
614,937	Pool # 781084	9.00	12/15/17	658,553
147,181	Pool # 80185 ARM(b)	6.38	04/20/28	148,403
155,788	Pool # 80205 ARM(b)	6.38	06/20/28	157,084
384,378	Pool # 80311 ARM(b)	5.50	08/20/29	388,284

				10,185,279

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $229,035,737)			228,095,666

See Notes to Financial Statements.

12

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — 11.52%
		U.S. TREASURY INFLATION PROTECTED BONDS — 1.63%
$1,183,718		2.00%	01/15/14	$1,166,701
2,762,700		2.38	01/15/25	2,787,089
4,916,699		2.38	01/15/27	4,976,624

				8,930,414

		U.S. TREASURY BONDS — 9.89%
19,880,000	(e)	4.50	02/28/11	20,158,002
21,810,000		7.63	11/15/22	28,206,459
4,635,000		6.63	02/15/27	5,632,610
200,000		4.75	02/15/37	197,233

				54,194,304

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $62,617,784)		63,124,718

Contracts
CALL OPTION PURCHASED — 0.00%*
10		Euro Dollar Future, Expires 12/17/07 strike price 95.75		938

		TOTAL CALL OPTION PURCHASED (Cost $3,025)		938

Principal Amount
REPURCHASE AGREEMENT — 0.62%
$3,407,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,475,725 (repurchase proceeds $3,408,036)		3,407,000

		TOTAL REPURCHASE AGREEMENT (Cost $3,407,000)		3,407,000

TOTAL INVESTMENTS (Cost $546,295,502)(f)	99.53%	$545,461,548
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47	2,569,168

NET ASSETS	100.00%	$548,030,716

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $12,464,215, which represents 2.27% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Perpetual Security. Stated maturity is first par call date.
(d)	Zero-coupon bond.
(e)	A portion of this security with market value of $253,496 is pledged as collateral for open futures contracts.
(f)	Cost for federal income tax purposes is $546,295,502.
*	Rounds to less than 0.01%.

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

PLC—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long —
63	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $12,983,079)	$13,043,953	$60,874
Short —
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$60,096

See Notes to Financial Statements.

13

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

INTEREST RATE SWAP AGREEMENT

Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets		Value
U.S. Government & Agency Securities	54.11		$296,534,206
Corporate Bonds	18.56		101,746,213
Commercial Mortgage-Backed Securities	16.60		90,951,932
Collateralized Mortgage Obligations	6.99		38,310,194
Asset-Backed Securities	2.34		12,798,651
Repurchase Agreement	0.62		3,407,000
Tax-Exempt Security	0.31		1,712,414
Call Option Purchased	0.00	*	938

Total Investments	99.53		$545,461,548
Other Assets in Excess of Liabilities	0.47		2,569,168

Net Assets	100.00		$548,030,716

*	Rounds to less than 0.01%.

See Notes to Financial Statements.

14

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Income Fund

Shares		Value

COMMON STOCKS — 93.00%
	CONSUMER DISCRETIONARY — 6.78%
105,000	CBS Corp., Class B	$3,307,500
100,000	Circuit City Stores, Inc.	791,000
90,000	Home Depot, Inc.	2,919,600
225,000	Newell Rubbermaid, Inc.	6,484,500
135,000	Time Warner, Inc.	2,478,600

		15,981,200

	CONSUMER STAPLES — 7.38%
70,000	Altria Group, Inc.	4,867,100
60,000	H.J. Heinz Co.	2,772,000
50,000	Kimberly-Clark Corp.	3,513,000
160,000	SUPERVALU, Inc.	6,241,600

		17,393,700

	ENERGY — 10.25%
65,000	BP PLC ADR	4,507,750
85,000	Chevron Corp.	7,954,300
195,000	Halliburton Co.	7,488,000
135,000	Penn West Energy Trust	4,194,450

		24,144,500

	FINANCIAL — 18.46%
285,000	Arthur J. Gallagher & Co.	8,256,450
185,000	Bank of New York Mellon Corp.	8,165,900
113,000	Citigroup, Inc.	5,273,710
105,000	Freddie Mac	6,196,050
75,000	Morgan Stanley	4,725,000
90,000	RenaissanceRe Holdings Ltd.	5,886,900
153,000	U.S. BanCorp.	4,977,090

		43,481,100

	HEALTH CARE — 5.94%
70,000	Eli Lilly & Co.	3,985,100
75,000	Medtronic, Inc.	4,230,750
105,000	Novartis AG ADR	5,770,800

		13,986,650

	INDUSTRIALS — 12.70%
160,000	Dover Corp.	8,152,000
195,000	General Electric Co.	8,073,000
125,000	Honeywell International, Inc.	7,433,750
60,000	Hubbell, Inc., Class B	3,427,200
75,000	Waste Management, Inc.	2,830,500

		29,916,450

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 11.83%
225,000	Electronic Data Systems Corp.	$4,914,000
145,000	Linear Technology Corp.	5,073,550
210,000	Microsoft Corp.	6,186,600
150,000	Nokia Oyj ADR	5,689,500
230,000	Xilinx, Inc.	6,012,200

		27,875,850

	MATERIALS — 14.01%
280,000	Domtar Corp.(a)	2,296,000
67,000	Eastman Chemical Co.	4,470,910
235,000	Packaging Corp. of America	6,831,450
45,000	Pope Resources Ltd.	1,907,550
32,000	Rayonier, Inc.	1,537,280
395,000	RPM, Inc.	9,460,250
90,000	Weyerhaeuser Co.	6,507,000

		33,010,440

	TELECOMMUNICATION SERVICES — 5.65%
147,000	AT&T, Inc.	6,219,570
160,000	Verizon Communications, Inc.	7,084,800

		13,304,370

	TOTAL COMMON STOCKS (Cost $173,037,098)	219,094,260

FOREIGN COMMON STOCKS — 3.02%
	UNITED KINGDOM — 3.02%
460,000	Pearson PLC	7,118,102

	TOTAL FOREIGN COMMON STOCKS (Cost $5,471,204)	7,118,102

CONVERTIBLE PREFERRED STOCKS — 1.68%
	CONSUMER DISCRETIONARY — 1.68%
66,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,491,500
60,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	1,469,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,098,578)	3,960,900

TOTAL INVESTMENTS (Cost $181,606,880)(b)	97.70%	$230,173,262
OTHER ASSETS IN EXCESS OF LIABILITIES	2.30	5,422,787

NET ASSETS	100.00%	$235,596,049

See Notes to Financial Statements.

15

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Equity Income Fund — (continued)

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $181,606,880.

ADR—American Depository Receipt

Ltd.—Limited

PLC—Public Limited Company

For the six months ended September 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	—	$—
Options written	(500)	98,498
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	500	(98,498)

Options outstanding at September 30, 2007	—	—

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	18.46	$43,481,100
Materials	14.01	33,010,440
Industrials	12.70	29,916,450
Information Technology	11.83	27,875,850
Consumer Discretionary	11.48	27,060,202
Energy	10.25	24,144,500
Consumer Staples	7.38	17,393,700
Health Care	5.94	13,986,650
Telecommunication Services	5.65	13,304,370

Total Investments	97.70	$230,173,262
Other Assets in Excess of Liabilities	2.30	5,422,787

Net Assets	100.00	$235,596,049

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 99.18%
	CONSUMER DISCRETIONARY — 14.13%
476,700	Coach, Inc.(a)	$22,533,609
658,114	eBay, Inc.(a)	25,679,608
191,212	Las Vegas Sands Corp.(a)	25,511,505
663,300	Lowe’s Companies, Inc.	18,585,666
1,201,000	Starbucks Corp.(a)	31,466,200

		123,776,588

	FINANCIAL — 6.95%
64,800	Chicago Mercantile Exchange	38,060,280
368,300	Lehman Brothers Holdings, Inc.	22,735,159

		60,795,439

	HEALTH CARE — 29.69%
195,155	Alcon, Inc.	28,086,707
546,400	Allergan, Inc.	35,226,408
523,100	Celgene Corp.(a)	37,302,261
364,900	Covance, Inc.(a)	28,425,710
473,296	Genentech, Inc.(a)	36,926,554
892,316	Gilead Sciences, Inc.(a)	36,468,955
111,637	Intuitive Surgical, Inc.(a)	25,676,510
394,512	Zimmer Holdings, Inc.(a)	31,951,527

		260,064,632

	INDUSTRIALS — 6.03%
510,000	Expeditors International of Washington, Inc.	24,123,000
243,694	First Solar, Inc.(a)	28,692,532

		52,815,532

	INFORMATION TECHNOLOGY — 38.17%
572,500	Adobe Systems, Inc.(a)	24,995,350
1,240,400	Akamai Technologies, Inc.(a)	35,636,692
227,800	Apple Computer, Inc. (a)	34,976,412
820,587	Broadcom Corp., Class A(a)	29,902,190
1,083,500	Corning, Inc.	26,708,275
431,815	Electronic Arts, Inc.(a)	24,177,322
60,538	Google, Inc., Class A(a)	34,341,391
513,306	Infosys Technologies Ltd., ADR	24,838,878
809,100	Qualcomm, Inc.	34,192,566
278,183	Research In Motion Ltd.(a)	27,414,935
436,625	VMware, Inc., Class A(a)	37,113,125

		334,297,136

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION SERVICES — 4.21%
575,900	America Movil S.A. de C.V., Series L ADR	$36,857,600

	TOTAL COMMON STOCKS (Cost $662,920,678)	868,606,927

Principal Amount
REPURCHASE AGREEMENT — 1.53%
$13,397,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $13,668,313 (repurchase proceeds $13,401,075)	13,397,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,397,000)	13,397,000

TOTAL INVESTMENTS (Cost $676,317,678)(b)	100.71%	$882,003,927
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.71)	(6,198,688)

NET ASSETS	100.00%	$875,805,239

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $676,317,678.

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

17

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Information Technology	38.17	$334,297,136
Health Care	29.69	260,064,632
Consumer Discretionary	14.13	123,776,588
Financial	6.95	60,795,439
Industrial	6.03	52,815,532
Telecommunication Services	4.21	36,857,600
Repurchase Agreement	1.53	13,397,000

Total Investments	100.71	$882,003,927
Other Liabilities in Excess of Assets	(0.71)	(6,198,688)

Net Assets	100.00	$875,805,239

See Notes to Financial Statements.

18

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 98.00%
	CONSUMER DISCRETIONARY — 22.87%
39,400	Autozone, Inc.(a)	$4,575,913
91,000	Black & Decker Corp.	7,580,299
112,900	Centex Corp.	2,999,753
360,000	Constellation Brands, Inc.(a)	8,715,600
185,000	EchoStar Communications, Inc.(a)	8,659,851
160,000	Limited Brands	3,662,400
323,200	Onex Corp.	11,876,499
167,700	Sherwin-Williams Co.	11,019,567
378,200	Tempur-Pedic International, Inc.	13,520,649
295,000	TJX Cos., Inc.	8,575,650

		81,186,181

	CONSUMER STAPLES — 1.66%
230,000	Dean Foods Co.	5,883,400

	ENERGY – 11.78%
86,000	Cimarex Energy Co.	3,203,500
133,300	Devon Energy Corp.	11,090,560
349,800	El Paso Corp.	5,936,106
260,000	Noble Corp.	12,753,000
137,800	Occidental Petroleum Corp.	8,830,227

		41,813,393

	FINANCIAL — 21.03%
94,000	Ace Ltd.	5,693,580
260,000	CIT Group, Inc.	10,452,000
470,000	E*TRADE Group, Inc.(a)	6,138,200
245,000	First Marblehead Corp.	9,292,850
141,600	Lehman Brothers Holding, Inc.	8,740,967
160,000	Leucadia National Corp.	7,715,200
61,400	Mastercard, Inc., Class A	9,085,358
150,000	Progressive Corp.	2,911,500
83,000	RenaissanceRe Holdings Ltd.	5,429,029
310,000	W.R. Berkley Corp.	9,185,300

		74,643,984

	HEALTH CARE — 3.68%
176,700	Shire Pharmaceuticals PLC ADR	13,072,266

	INDUSTRIALS — 20.31%
130,000	Autoliv, Inc.	7,767,500
193,000	Brink’s Co.	10,784,840
247,000	Empresa Brasileira de Aeronautica S.A. ADR	10,848,240
150,000	Kennametal, Inc.	12,597,000
22,900	Lincoln Electric Holdings, Inc.	1,777,269

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
172,000	Mueller Industries, Inc.	$6,216,080
185,000	Oshkosh Truck Corp.	11,464,450
330,300	United Rentals, Inc.(a)	10,625,751

		72,081,130

	INFORMATION TECHNOLOGY — 4.47%
130,000	Electronic Data Systems Corp.	2,839,200
225,000	Harris Corp.	13,002,748

		15,841,948

	MATERIALS — 7.91%
210,700	Aracruz Cellulose S.A. ADR	15,505,417
129,700	Cabot Microelectronics Corp.(a)	5,544,675
380,000	Sterlite Industries (India) Ltd. ADS(a)	7,030,000

		28,080,092

	REAL ESTATE — 0.98%
103,800	St. Joe Co.	3,488,719

	UTILITIES — 3.31%
345,000	Williams Cos., Inc.	11,750,700

	TOTAL COMMON STOCKS (Cost $214,592,502)	347,841,813

FOREIGN COMMON STOCKS — 2.00%
	NETHERLANDS — 2.00%
79,500	Hunter Douglas NV	7,114,787

	TOTAL FOREIGN COMMON STOCKS (Cost $2,926,238)	7,114,787

TOTAL INVESTMENTS (Cost $217,518,740)(b)	100.00%	$354,956,600
OTHER LIABILITIES IN EXCESS OF ASSETS	0.00 *	(15,811)

NET ASSETS	100.00%	$354,940,789

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $217,518,740.
*	Rounds to less than 0.01%.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

See Notes to Financial Statements.

19

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets		Value
Consumer Discretionary	24.87		$88,300,968
Financial	21.03		74,643,984
Industrials	20.31		72,081,130
Energy	11.78		41,813,393
Materials	7.91		28,080,092
Information Technology	4.47		15,841,948
Health Care	3.68		13,072,266
Utilities	3.31		11,750,700
Consumer Staples	1.66		5,883,400
Real Estate	0.98		3,488,719

Total Investments	100.00		$354,956,600
Other Liabilities in Excess of Assets	0.00	*	(15,811)

Net Assets	100.00		$354,940,789

*	Rounds to less than 0.01%.

See Notes to Financial Statements.

20

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Small Cap Fund

Shares		Value

COMMON STOCKS — 98.08%
	CONSUMER DISCRETIONARY — 12.83%
1,000,000	Cabelas, Inc.(a)	$23,650,000
300,000	Columbia Sportswear Co.	16,593,000
200,000	iRobot Corp.(a)	3,976,000
460,000	Modine Manufacturing Co.	12,245,200
780,000	Nautilus, Inc.	6,216,600
200,000	Sotheby’s Holdings, Inc., Class A	9,558,000
660,000	Talbots, Inc.	11,880,000
400,000	Thor Industries, Inc.	17,996,000
200,000	Urban Outfitters, Inc.(a)	4,360,000

		106,474,800

	ENERGY — 4.60%
600,000	Helix Energy Solutions Group, Inc.(a)	25,476,000
600,000	TETRA Technologies, Inc.(a)	12,684,000

		38,160,000

	FINANCIAL — 11.75%
380,000	GFI Group, Inc.(a)	32,725,600
350,000	Greenhill & Co., Inc.	21,367,500
360,000	Jefferies Group, Inc.	10,018,800
640,000	Philadelphia Consolidated Holdings Corp.(a)	26,457,600
300,000	Radian Group, Inc.	6,984,000

		97,553,500

	HEALTH CARE — 5.38%
40,000	Kensey Nash Corp.(a)	1,044,400
600,000	Molina Healthcare, Inc.(a)	21,762,000
880,000	Orthovita, Inc.(a)	2,666,400
660,000	Pharmanet Development Group, Inc.(a)	19,159,800

		44,632,600

	INDUSTRIALS — 29.26%
150,000	EDO Corp.	8,401,500
480,000	FLIR Systems, Inc.(a)	26,587,200
620,000	FTI Consulting, Inc.(a)	31,192,200
740,000	Hewitt Associates, Inc., Class A(a)	25,937,000

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
1,000,000	Innovative Solutions & Support, Inc.(a)	$18,970,000
660,000	Kansas City Southern(a)	21,232,200
1,240,000	MPS Group, Inc.(a)	13,826,000
800,000	Quanta Services, Inc.(a)	21,160,000
500,000	Shaw Group, Inc.(a)	29,050,000
740,000	Simpson Manufacturing Co., Inc.	23,569,000
280,000	Triumph Group, Inc.	22,878,800

		242,803,900

INFORMATION TECHNOLOGY — 29.57%
300,000	CACI International, Inc., Class A(a)	15,327,000
480,000	CommScope, Inc.(a)	24,115,200
720,000	Forrester Research, Inc.(a)	16,970,400
320,000	Hutchinson Technology, Inc.(a)	7,872,000
2,200,000	Kulicke & Soffa Industries, Inc.(a)	18,656,000
900,000	Manhattan Associates, Inc.(a)	24,669,000
1,400,000	Palm, Inc.(a)	22,778,000
840,000	Plantronics, Inc.	23,982,000
500,000	Power Integrations(a)	14,855,000
400,000	Rogers Corp.(a)	16,476,000
1,000,000	Secure Computing Corp.(a)	9,730,000
900,000	Technitrol, Inc.	24,255,000
480,000	Varian Semiconductor Equipment Associates, Inc.(a)	25,689,600

		245,375,200

	MATERIALS — 1.75%
340,000	Cabot Microelectronics Corp.(a)	14,535,000

	REAL ESTATE — 1.30%
320,000	St. Joe Co.	10,755,200

	UTILITIES — 1.64%
600,000	Aqua America, Inc.	13,608,000

	TOTAL COMMON STOCKS (Cost $586,014,469)	813,898,200

See Notes to Financial Statements.

21

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.27%
$2,218,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $2,264,488 (repurchase proceeds $2,218,675)	$2,218,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,218,000)	2,218,000

TOTAL INVESTMENTS (Cost $588,232,469)(b)	98.35%	$816,116,200
OTHER ASSETS IN EXCESS OF LIABILITIES	1.65	13,737,915

NET ASSETS	100.00%	$829,854,115

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $588,232,469.

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Information Technology	29.57	$245,375,200
Industrials	29.26	242,803,900
Consumer Discretionary	12.83	106,474,800
Financial	11.75	97,553,500
Health Care	5.38	44,632,600
Energy	4.60	38,160,000
Materials	1.75	14,535,000
Utilities	1.64	13,608,000
Real Estate	1.30	10,755,200
Repurchase Agreement	0.27	2,218,000

Total Investments	98.35	$816,116,200
Other Assets in Excess of Liabilities	1.65	13,737,915

Net Assets	100.00	$829,854,115

See Notes to Financial Statements.

22

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 95.57%
	CONSUMER DISCRETIONARY — 10.36%
2,625,000	Black & Decker Corp.	$218,662,500
2,850,000	CBS Corp., Class B	89,775,000
3,500,000	Centex Corp.	92,995,000
1,800,000	EchoStar Communications, Inc.(a)	84,258,000
1,000,000	Harman International Industries, Inc.	86,520,000
1,350,000	J.C. Penney Co., Inc.	85,549,500
3,200,000	Leggett & Platt, Inc.	61,312,000
3,000,000	Newell Rubbermaid, Inc.	86,460,000
3,300,000	TJX Cos., Inc.	95,931,000
2,700,000	Zale Corp.(a)	62,478,000

		963,941,000

	CONSUMER STAPLES — 3.94%
2,550,000	Avon Products, Inc.	95,701,500
1,000,000	ConAgra Foods, Inc.	26,130,000
2,500,000	Dean Foods Co.	63,950,000
2,200,000	Loews Corp. — Carolina Group	180,906,000

		366,687,500

	ENERGY — 19.49%
2,400,000	Anadarko Petroleum Corp.	129,000,000
2,900,000	ConocoPhillips	254,533,000
4,600,000	CONSOL Energy, Inc.	214,360,000
2,600,000	Devon Energy Corp.	216,320,000
6,100,000	El Paso Corp.	103,517,000
3,850,000	Hercules Offshore, Inc.(a)	100,523,500
1,500,000	Murphy Oil Corp.	104,835,000
2,150,000	Noble Energy, Inc.	150,586,000
4,000,000	Petrobras ADR	302,000,000
4,300,000	PetroHawk Energy Corp.(a)	70,606,000
944,900	Pinnacle Gas Resources, Inc.(a)(b)	4,422,132
2,900,000	Rossetta Resources, Inc.(a)(b)	53,186,000
2,000,000	Spectra Energy Corp.	48,960,000
2,500,000	W&T Offshore, Inc.	60,950,000

		1,813,798,632

	FINANCIAL — 21.53%
2,800,000	Ace Ltd.	169,596,000
3,300,000	AerCap Holdings NV ADR(a)	82,137,000
1,400,000	Ambac Financial Group, Inc.	88,074,000
3,300,000	Apollo Investment Corp.(c)	68,640,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
1,500,000	Capital One Financial Corp.	$99,645,000
2,711,260	CastlePoint Holdings Ltd.	31,179,490
2,200,000	CIT Group, Inc.	88,440,000
2,600,000	Citigroup, Inc.	121,342,005
1,050,000	Discover Financial Services	21,840,000
1,300,000	Freddie Mac	76,713,000
1,800,000	Genworth Financial, Inc.	55,314,000
4,100,000	Invesco PLC ADR	111,930,000
6,188,900	JHFS Participacoes S.A. ADR(a)(b)	32,861,821
2,350,000	JP Morgan Chase & Co.	107,677,000
2,050,000	Lehman Brothers Holdings, Inc.	126,546,500
2,850,000	Loews Corp.	137,797,500
2,961,200	MCG Capital Corp.	42,611,668
1,950,000	MetLife, Inc.	135,973,500
2,350,000	Morgan Stanley	148,050,000
2,300,000	People’s United Financial, Inc.	39,744,000
1,450,000	PNC Financial Services Group, Inc.	98,745,000
4,265,364	Primus Guaranty Ltd.(a)	44,871,629
2,100,000	Washington Mutual, Inc.	74,151,000

		2,003,880,113

	HEALTH CARE — 3.14%
1,900,000	AmerisourceBergen Corp.	86,127,000
2,031,818	Baxter International, Inc.	114,350,717
2,000,000	Bristol-Myers Squibb Co.	57,640,000
825,000	Covidien Ltd.	34,237,493

		292,355,210

	INDUSTRIALS — 13.44%
708,544	Aecom Technology Corp.(a)	24,749,442
2,900,000	AGCO Corp.(a)	147,233,000
1,050,181	Arlington Tankers	25,865,958
2,200,000	Copa Holdings S.A., Class A	88,110,000
2,750,000	Empresa Brasileira de Aeronautica S.A. ADR	120,780,000
3,650,000	Gol Linhas Aereas Inteligentes S.A. ADR	87,600,000
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	19,930,000
1,100,000	Rockwell Automation, Inc.	76,461,000
3,300,000	RSC Holdings, Inc.(a)	54,120,000
2,000,000	Ryder Systems, Inc.	98,000,000

See Notes to Financial Statements.

23

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
825,000	Tyco International Ltd.	$36,580,492
1,750,000	Union Pacific Corp.	197,855,000
4,250,000	United Rentals, Inc.(a)	136,722,500
1,700,000	United Technologies Corp.	136,816,000

		1,250,823,392

	INFORMATION TECHNOLOGY — 6.16%
4,300,000	Harris Corp.	248,497,000
975,000	International Business Machines Corp.	114,855,000
3,850,000	Nokia Oyj ADR	146,030,500
1,200,000	Plantronics, Inc.	34,260,000
825,000	Tyco Electronics Ltd.	29,229,744

		572,872,244

	MATERIALS — 11.42%
3,650,000	Alpha Natural Resources, Inc.(a)	84,789,500
4,050,000	Celanese Corp., Class A	157,869,000
1,300,000	Eagle Materials, Inc.	46,462,000
1,625,000	Foundation Coal Holdings, Inc.	63,700,000
1,000,000	Freeport-McMoRan Copper & Gold, Inc. ADR	104,890,000
1,485,000	Horsehead Holding Corp.(a)(b)	33,293,700
1,461,198	International Coal Group, Inc.(a)	6,487,719
1,550,000	PPG Industries, Inc.	117,102,500
1,700,000	Schnitzer Steel Industries, Inc.	124,593,000
4,200,000	Smurfit-Stone Container Corp.(a)	49,056,000
1,800,000	Southern Copper Corp.	222,894,000
2,250,000	Sterlite Industries (India) Ltd. ADS(a)	41,625,000
1,084,319	Tronox, Inc.	10,084,167

		1,062,846,586

	REAL ESTATE — 1.87%
4,120,000	Diamondrock Hospitality Co.(b)	71,729,200
1,000,000	FBR Capital Markets Corp.(a)(b)	12,880,000
2,450,000	Host Marriot Corp.	54,978,000

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — (continued)
3,000,000	Peoples Choice Financial Corp.(a)(b)(d)(e)	$0
489,579	Ventas, Inc.	20,268,570
2,140,500	Vintage Wine Trust, Inc.(b)	13,913,250

		173,769,020

	TELECOMMUNICATION SERVICES — 4.22%
5,225,000	America Movil S.A. de C.V., Series L ADR(f)	334,400,000
1,842,000	Datapath, Inc.(a)(b)	9,210,000
3,500,000	Windstream Corp.	49,420,000

		393,030,000

	TOTAL COMMON STOCKS (Cost $5,752,339,067)	8,894,003,697

FOREIGN COMMON STOCKS — 3.63%
	BRAZIL — 0.03%
500,000	JHSF Participacoes S.A.(a)	2,665,030

	GERMANY — 0.87%
1,700,000	Lanxess AG	80,619,189

	ITALY — 0.60%
5,000,000	Enel S.p.A.	56,422,485

	MEXICO — 0.85%
11,000,000	Grupo Mexico S.A.B. de C.V., Series B	78,949,293

	SWITZERLAND — 1.28%
1,350,000	Petroplus Holdings AG(a)	119,351,404

	TOTAL FOREIGN COMMON STOCKS (Cost $238,048,710)	338,007,401

CONVERTIBLE PREFERRED STOCKS — 0.27%
	MATERIALS — 0.27%
500,000	Celanese Corp., Preferred Exchange, 4.25%	25,070,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,789,117)	25,070,000

See Notes to Financial Statements.

24

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT – 0.74%
$68,863,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $70,242,188 (repurchase proceeds $68,883,946)	$68,863,000

	TOTAL REPURCHASE AGREEMENT (Cost $68,863,000)	68,863,000

TOTAL INVESTMENTS (Cost $6,071,039,894)(g)	100.21%	$9,325,944,098
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(19,894,286)

NET ASSETS	100.00%	$9,306,049,812

At September 30, 2007 the Fund had entered into the following written option contracts:

Contracts		Value

CALL OPTIONS WRITTEN:
(5,400)	America Movil S.A. de C.V., Expires 11/17/07 strike price 60 (Premiums received $2,113,212)	$(3,186,000)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $231,496,103, which represents 2.49% of net assets.
(c)	Closed-end Management Investment Company.
(d)	Security has no value.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.
(f)	All or a portion of this security is pledged as collateral for written option contracts.
(g)	Cost for federal income tax purposes is $6,071,039,894.

ADR—American Depository Receipt

ADS—American Depository Shares

Ltd.—Limited

PLC—Public Limited Company

For the six months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	(23,000)	$6,678,258
Options written	(22,400)	9,630,069
Options terminated in closing purchase transactions	28,183	(9,791,478)
Options exercised	6,817	(3,909,273)
Options expired	5,000	(494,364)

Options outstanding at September 30, 2007	(5,400)	$2,113,212

See Notes to Financial Statements.

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Financial	21.56	$2,006,545,143
Energy	20.77	1,933,150,036
Industrials	14.31	1,331,442,581
Materials	12.54	1,166,865,879
Consumer Discretionary	10.36	963,941,000
Information Technology	6.16	572,872,244
Consumer Staples	4.54	423,109,985
Telecommunication Services	4.22	393,030,000
Health Care	3.14	292,355,210
Real Estate	1.87	173,769,020
Repurchase Agreement	0.74	68,863,000

Total Investments	100.21	$9,325,944,098
Other Liabilities in Excess of Assets	(0.21)	(19,894,286)

Net Assets	100.00	$9,306,049,812

See Notes to Financial Statements.

26

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	Core Bond Fund	Equity Income Fund
ASSETS
Investments, at identified cost	$546,295,502	$181,606,880

Investments, at value	$545,461,548	$230,173,262
Cash	—	—
Unrealized appreciation on swap contracts	4,451	—
Receivable for:
Investments sold	6,879,231	6,409,449
Fund shares sold	364,686	38,555
Dividends	—	572,880
Interest	4,200,974	—
Expense reimbursement due from Investment Advisor and/or its affiliates	91,636	11,964
Futures variation margin	63,984	—
Foreign tax reclaims	—	—
Prepaid expenses	31,199	13,730

Total assets	$557,097,709	$237,219,840

LIABILITIES
Payable to custodian bank	773,896	241,861
Written options at value (premiums of $-, $-, $-, $-, $- and $2,113,212, respectively)	—	—
Payable for:
Investments purchased	5,832,662	—
Fund shares repurchased	383,097	99,589
Distributions	1,409,074	—
Investment advisory fee	296,242	144,094
Administration fee	41,689	16,438
Transfer agent fee	34,483	19,154
Pricing and bookkeeping fees	8,256	3,676
Trustees’/Directors’ fees	—	—
Custody fee	16,073	638
Shareholder servicing fee	99,490	48,049
Distribution and service fees	— *	—
Principal on loan	—	1,000,000
Interest fee	—	767
Other liabilities	172,031	49,525

Total liabilities	$9,066,993	$1,623,791

NET ASSETS	$548,030,716	$235,596,049

NET ASSETS CONSIST OF
Par value	$61,166	$236
Paid-in capital in excess of par value	549,903,000	181,007,111
Undistributed (overdistributed) net investment income	194,985	125,115
Accumulated net realized gain (loss)	(1,359,028)	5,896,815
Net unrealized appreciation (depreciation) on:
Investments	(833,954)	48,566,382
Foreign currency translations	—	390
Futures contracts	60,096	—
Swap contracts	4,451	—
Written options	—	—

NET ASSETS	$548,030,716	$235,596,049

*Rounds to less than $1.

See Notes to Financial Statements.

28

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Small Cap Fund	Value and Restructuring Fund

$676,317,678	$217,518,740	$588,232,469	$6,071,039,894

$882,003,927	$354,956,600	$816,116,200	$9,325,944,098
1,201,247	—	962,975	1,294,794
—	—	—	—

2,982,911	80,737	13,148,838	18,443,910
1,129,424	64,952	889,649	8,906,387
167,449	373,711	856,837	12,500,329
4,075	—	675	20,946
—	961	—	—
—	—	—	—
80,213	—	—	32,618
37,214	20,147	43,700	510,432

$887,606,460	$355,497,108	$832,018,874	$9,367,653,514

—	63,464	—	—
—	—	—	3,186,000

10,641,468	—	942,959	43,470,158
255,797	59,126	242,980	4,927,604
—	—	—	—
516,604	185,100	502,629	4,439,243
65,079	25,245	62,411	751,022
12,104	11,742	37,790	336,408
6,101	6,430	6,202	7,011
—	—	—	55,084
24,416	15,249	10,594	99,688
198,333	101,133	254,485	3,512,732
4	717	2,134	3,011
—	—	—	—
—	—	—	—
81,315	88,113	102,575	815,741

$11,801,221	$556,319	$2,164,759	$61,603,702

$875,805,239	$354,940,789	$829,854,115	$9,306,049,812

$72,052	$154	$39,657	$159,088
765,610,429	208,533,466	549,407,922	5,957,888,237
(2,969,869)	2,828,263	(2,108,086)	37,254,923
(92,593,622)	6,141,046	54,630,891	56,914,288

205,686,249	137,437,860	227,883,731	3,254,904,204
—	—	—	1,860
—	—	—	—
—	—	—	—
—	—	—	(1,072,788)

$875,805,239	$354,940,789	$829,854,115	$9,306,049,812

See Notes to Financial Statements.

29

Excelsior Funds

Statements of Assets and Liabilities — (continued)

September 30, 2007 (Unaudited)

	Core Bond Fund		Equity Income Fund
Retirement Shares
Net assets	$1,090		$1,219
Shares outstanding	122		122
Net asset value and offering price per share	$8.96	(a)	$10.03	(a)
Shares
Net assets	$329,082,914		$235,594,830
Shares outstanding	36,733,338		23,603,051
Net asset value and offering price per share	$8.96		$9.98
Institutional Shares
Net assets	$218,946,712		—
Shares outstanding	24,432,425		—
Net asset value and offering price per share	$8.96		—
Class A
Net assets	—		—
Shares outstanding	—		—
Net asset value per share(b)	—		—
Maximum sales charge	—		—
Maximum offering price per share(c)	—		—
Class C
Net assets	—		—
Shares outstanding	—		—
Net asset value and offering price per share(b)	—		—

(a)	Net asset value per share rounds due to fractional shares outstanding.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)	On sales of $50,000 or more the offering price is reduced.

See Notes to Financial Statements.

30

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Small Cap Fund		Value and Restructuring Fund

$11,500	$1,850,839	$5,854,323		$8,251,685
962	80,968	283,849		141,164
$11.95	$22.86	$20.62		$58.45

$849,897,194	$321,635,768	$823,979,966		$8,951,377,336
69,924,817	13,946,642	39,372,053		153,023,496
$12.15	$23.06	$20.93		$58.50

$25,876,593	$31,454,182	—		$346,400,817
2,124,311	1,360,218	—		5,923,241
$12.18	$23.12	—		$58.48

$9,976	—	$9,913		$9,987
821	—	474		171
$12.15	—	$20.93	(a)	$58.50	(a)
5.75%	—	5.75%		5.75%
$12.89	—	$22.21		$62.07

$9,976	—	$9,913		$9,987
821	—	474		171
$12.15	—	$20.93	(a)	$58.50	(a)

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	Core Bond Fund	Equity Income Fund
INVESTMENT INCOME
Dividends	$347,439	$3,658,645
Interest	14,432,791	5,113
Foreign withholding tax	—	(64,299)

Total Investment Income	14,780,230	3,599,459
EXPENSES
Investment advisory fee	1,796,450	911,144
Administration fee	411,888	179,995
Distribution fee:
Retirement Shares	2	3
Class C	—	—
Shareholder servicing fee:
Retirement Shares	2	1
Shares	400,341	286,415
Institutional Shares	—	—
Class A	—	—
Class C	—	—
Transfer agent fee	91,821	37,821
Pricing and bookkeeping fees	15,922	4,869
Trustees’/Directors’ fees	10,771	10,117
Custody fees	20,331	7,926
Other expenses	78,094	32,136

Expenses before interest expense	2,825,622	1,470,427
Interest expense	—	767

Total Expenses	2,825,622	1,471,194
Fees waived/reimbursed by:
Investment Advisor	(557,634)	(103,496)
Administrator	(69,483)	(29,942)
Custody earning credit	(1,706)	(2,686)

Net Expenses	2,196,799	1,335,070

NET INVESTMENT INCOME (LOSS)	12,583,431	2,264,389

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, WRITTEN OPTIONS, FUTURES CONTRACTS AND SWAP CONTRACTS
Net realized gain (loss) on:
Investments	438,269	6,277,732
Foreign currency transactions	—	6,499
Written options	—	(819,151)
Futures contracts	64,303	—
Swap contracts	5,699	—

Net realized gain (loss)	508,271	5,465,080

Net change in unrealized appreciation (depreciation) on:
Investments	(1,889,913)	7,191,091
Foreign currency translations	—	256
Written options	—	—
Futures contracts	19,368	—
Swap contracts	4,451	—

Net change in unrealized appreciation (depreciation)	(1,866,094)	7,191,347

Net Gain (Loss)	(1,357,823)	12,656,427

Net Increase Resulting from Operations	$11,225,608	$14,920,816

*	Rounds to less than $1.

See Notes to Financial Statements.

32

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Small Cap Fund	Value and Restructuring Fund

$1,695,781	$5,207,492	$2,314,004	$121,552,689
78,291	7,827	256,593	230,202
(65,616)	(59,725)	—	(978,162)

1,708,456	5,155,594	2,570,597	120,804,729

2,975,452	1,155,038	2,909,308	26,841,299
592,719	264,171	579,409	6,744,653

18	3,920	9,248	10,720
1	—	1	1

9	1,960	4,460	5,177
952,487	402,319	965,145	10,337,292
—	—	—	53,483
— *	—	— *	— *
— *	—	— *	— *
85,663	80,945	168,792	1,294,761
7,095	6,543	7,370	7,277
14,224	9,525	13,818	108,782
24,052	15,269	32,593	299,009
133,015	61,804	96,998	910,134

4,784,735	2,001,494	4,787,142	46,612,588
—	—	—	—

4,784,735	2,001,494	4,787,142	46,612,588

—	—	—	—
(101,901)	(44,647)	(101,031)	(1,134,346)
(4,509)	(6,679)	(7,428)	(39,177)

4,678,325	1,950,168	4,678,683	45,439,065

(2,969,869)	3,205,426	(2,108,086)	75,365,664

31,509,475	(470,779)	47,099,972	109,640,328
—	(160)	—	89,300
—	—	—	(3,139,781)
—	—	—	—
—	—	—	—

31,509,475	(470,939)	47,099,972	106,589,847

81,732,156	22,415,661	18,990,141	502,250,047
—	—	—	8,579
—	—	—	(3,916,046)
—	—	—	—
—	—	—	—

81,732,156	22,415,661	18,990,141	498,342,580

113,241,631	21,944,722	66,090,113	604,932,427

$110,271,762	$25,150,148	$63,982,027	$680,298,091

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Changes in Net Assets

	Core Bond Fund		Equity Income Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income (loss)	$12,583,431	$18,645,393	$2,264,389	$3,898,080
Net realized gain (loss) on investments, foreign currency transactions, futures contracts, swap contracts and written options	508,271	(67,050)	5,465,080	6,722,840
Net realized gains from redemptions in-kind	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, swap contracts and written options	(1,866,094)	5,359,028	7,191,347	16,574,010

Net increase resulting from operations	11,225,608	23,937,371	14,920,816	27,194,930

Distributions to Shareholders
From net investment income:
Retirement Shares	(22)	(40)	(10)	(15)
Shares	(7,026,663)	(12,851,594)	(3,156,052)	(4,109,886)
Institutional Shares	(5,385,011)	(5,693,159)	—	—
From net realized gains:
Retirement Shares	—	—	—	—
Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total Distributions to Shareholders	(12,411,696)	(18,544,793)	(3,156,062)	(4,109,901)

Net Capital Share Transactions	(2,502,969)	263,311,270	(13,172,423)	8,064,710

Net increase (decrease) in net assets	(3,689,057)	268,703,848	(1,407,669)	31,149,739

NET ASSETS
Beginning of period	$551,719,773	$283,015,925	$237,003,718	$205,853,979

End of period	$548,030,716	$551,719,773	$235,596,049	$237,003,718

Undistributed (overdistributed) net investment income, at end of period	$194,985	$23,250	$125,115	$1,016,788

See Notes to Financial Statements.

34

Large Cap Growth Fund		Mid Cap Value and Restructuring Fund		Small Cap Fund		Value and Restructuring Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$(2,969,869)	$(4,255,930)	$3,205,426	$3,160,394	$(2,108,086)	$(4,043,832)	$75,365,664	$66,434,678
31,509,475	11,805,044	(470,939)	8,602,300	47,099,972	32,537,688	106,589,847	96,756,036
—	—	—	23,046,664	—	—	—	—
81,732,156	37,708,433	22,415,661	(10,315,446)	18,990,141	18,105,369	498,342,580	645,371,791

110,271,762	45,257,547	25,150,148	24,493,912	63,982,027	46,599,225	680,298,091	808,562,505

—	—	(11,004)	—	—	—	(18,993)	(4,928)
—	—	(3,023,143)	(69,200)	—	—	(52,036,862)	(64,324,804)
—	—	(409,234)	(28,083)	—	—	(2,703,852)	(3,526,597)

—	—	—	—	—	(3,801)	—	—
—	—	—	(6,735)	—	(43,578,479)	—	—
—	—	—	(812)	—	—	—	—

—	—	(3,443,381)	(104,830)	—	(43,582,280)	(54,759,707)	(67,856,329)

31,097,354	136,983,006	6,117,253	(36,769,439)	69,279,781	94,185,168	539,354,612	918,433,748

141,369,116	182,240,553	27,824,020	(12,380,357)	133,261,808	97,202,113	1,164,892,996	1,659,139,924

$734,436,123	$552,195,570	$327,116,769	$339,497,126	$696,592,307	$599,390,194	$8,141,156,816	$6,482,016,892

$875,805,239	$734,436,123	$354,940,789	$327,116,769	$829,854,115	$696,592,307	$9,306,049,812	$8,141,156,816

$(2,969,869)	$—	$2,828,263	$3,066,218	$(2,108,086)	$—	$37,254,923	$16,648,966

See Notes to Financial Statements.

35

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Core Bond Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Retirement Shares
Subscriptions	—	—	—	—
Distributions reinvested	3	25	4	40
Redemptions	—	—	—	—

Net increase	3	25	4	40
Shares
Subscriptions	4,131,808	36,758,471	9,986,679	88,776,364
Subscriptions-in-kind	—	—	—	—
Distributions reinvested	408,792	3,642,395	673,001	5,989,211
Redemptions	(2,772,989)	(24,631,216)	(7,567,445)	(67,312,972)

Net increase (decrease)	1,767,611	15,769,650	3,092,235	27,452,603
Institutional Shares
Subscriptions	1,608,329	14,318,071	2,772,888	24,623,459
Proceeds received in connection with merger	—	—	25,148,666	225,504,856
Distributions reinvested	129,411	1,153,959	113,170	1,016,339
Redemptions	(3,775,194)	(33,744,674)	(1,706,058)	(15,286,027)

Net increase (decrease)	(2,037,454)	(18,272,644)	26,328,666	235,858,627
Class A
Subscriptions	—	—	—	—

Class C
Subscriptions	—	—	—	—

Redemption Fees	—	—	—	—

See Notes to Financial Statements.

36

Equity Income Fund				Large Cap Growth Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

—	—	—	—	745	8,171	172	1,807
2	10	1	15	—	—	—	—
—	—	—	—	(77)	(822)	—	—

2	10	1	15	668	7,349	172	1,807

966,389	9,544,654	4,666,621	41,851,327	8,464,143	94,946,565	26,983,018	268,887,660
—	—	526,198	4,483,204	—	—	—	—
53,793	527,860	77,298	675,808	—	—	—	—
(2,345,303)	(23,244,947)	(4,395,745)	(38,945,714)	(6,290,633)	(70,638,170)	(14,969,954)	(147,806,621)

(1,325,121)	(13,172,433)	874,372	8,064,625	2,173,510	24,308,395	12,013,064	121,081,039

—	—	—	—	639,159	7,008,651	1,518,333	15,997,075
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	(23,086)	(255,856)	(10,095)	(106,750)

—	—	—	—	616,073	6,752,795	1,508,238	15,890,325

—	—	—	—	821	10,000	—	—

—	—	—	—	821	10,000	—	—

—	—	—	70	—	8,815	—	9,835

See Notes to Financial Statements.

37

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Mid Cap Value and Restructuring Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Retirement Shares
Subscriptions	36,280	821,293	51,153	1,086,065
Distributions reinvested	506	11,004	—	—
Redemptions	(6,911)	(153,942)	(118)	(2,475)

Net increase	29,875	678,355	51,035	1,083,590
Shares
Subscriptions	1,559,841	35,513,246	3,915,673	81,532,520
Distributions reinvested	59,014	1,299,594	1,544	28,679
Redemptions	(1,296,696)	(29,206,361)	(2,387,520)	(47,782,321)

Net increase	322,159	7,606,479	1,529,697	33,778,878
Institutional Shares
Subscriptions	87,974	2,059,041	174,817	3,499,002
Distributions reinvested	2,915	64,589	211	3,893
Redemptions	(184,991)	(4,291,248)	(435,896)	(8,797,430)
Redemptions-in-kind	—	—	(3,464,185)	(66,339,150)

Net increase (decrease)	(94,102)	(2,167,618)	(3,725,053)	(71,633,685)
Class A
Subscriptions	—	—	—	—

Class C
Subscriptions	—	—	—	—

Redemption Fees	—	37	—	1,778

See Notes to Financial Statements.

38

Small Cap Fund				Value and Restructuring Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

235,936	4,746,659	100,714	1,845,960	92,865	5,225,317	62,302	3,214,887
—	—	211	3,801	331	18,993	99	4,928
(48,373)	(968,034)	(4,702)	(85,527)	(5,912)	(339,933)	(26,673)	(1,242,118)

187,563	3,778,625	96,223	1,764,234	87,284	4,904,377	35,728	1,977,697

7,113,887	144,947,132	11,007,156	202,519,992	20,544,409	1,192,492,183	40,342,962	2,018,418,152
—	—	873,688	15,909,286	737,965	42,355,044	1,056,240	51,956,233
(3,914,296)	(79,465,976)	(6,873,489)	(126,011,173)	(11,223,117)	(646,514,862)	(24,661,734)	(1,238,518,628)

3,199,591	65,481,156	5,007,355	92,418,105	10,059,257	588,332,365	16,737,468	831,855,757

—	—	—	—	1,060,844	62,185,075	2,608,744	127,478,205
—	—	—	—	39,759	2,272,698	59,732	2,938,434
—	—	—	—	(1,996,347)	(118,375,818)	(921,391)	(45,845,721)
—	—	—	—	—	—	—	—

—	—	—	—	(895,744)	(53,918,045)	1,747,085	84,570,918

474	10,000	—	—	171	10,000	—	—

474	10,000	—	—	171	10,000	—	—

—	—	—	2,829	—	15,915	—	29,376

See Notes to Financial Statements.

39

Financial Highlights – Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
			2007	2006
Net Asset Value, Beginning of Period	$8.98		$8.85	$9.16	$9.27

Income from Investment Operations:
Net investment income (b)	0.18		0.34	0.33	0.07
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.13	(0.19)	(0.06)

Total from Investment Operations	0.16		0.47	0.14	0.01

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.34)	(0.33)	(0.12)
From net realized gains	—		—	(0.12)	—

Total Distributions to Shareholders	(0.18)		(0.34)	(0.45)	(0.12)

Net Asset Value, End of Period	$8.96		$8.98	$8.85	$9.16
Total return (c)(d)	1.82	%(e)	5.47%	1.48%	0.10	%(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.40	%(g)	1.40%	1.40%	1.40	%(g)
Waiver/Reimbursement	0.23	%(g)	0.30%	0.38%	0.37	%(g)
Net investment income (f)	4.11	%(g)	3.86%	3.57%	3.60	%(g)
Portfolio turnover rate	29	%(e)	49%	95%	90	%(e)
Net assets, end of period (000’s)	$1		$1	$1	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

40

Financial Highlights – Equity Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
			2007	2006
Net Asset Value, Beginning of Period	$9.54		$8.59	$8.43	$8.50

Income from Investment Operations:
Net investment income (b)	0.07		0.12	0.15	—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	0.51		0.96	0.18	(0.07)

Total from Investment Operations	0.58		1.08	0.33	(0.07)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.13)	(0.15)	—
From net realized gains	—		—	(0.02)	—

Total Distributions to Shareholders	(0.09)		(0.13)	(0.17)	—

Net Asset Value, End of Period	$10.03		$9.54	$8.59	$8.43
Total return (d)(e)	6.05	%(f)	12.68%	4.04%	(1.52	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.60	%(h)	1.59%	1.60%	1.55	%(h)
Interest expense	—	%(h)(i)	—	—	—
Net expenses (g)	1.60	%(h)	1.59%	1.60%	1.55	%(h)
Waiver/Reimbursement	0.11	%(h)	0.12%	0.24%	0.21	%(h)
Net investment income (g)	1.33	%(h)	1.29%	1.78%	0.02	%(h)
Portfolio turnover rate	6	%(f)	27%	46%	19	%(f)
Net assets, end of period (000’s)	$1		$1	$1	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(h)	Annualized.
(i)	Rounds to less than 0.01% per share.

See Notes to Financial Statements.

41

Financial Highlights – Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
			2007	2006
Net Asset Value, Beginning of Period	$10.45		$9.82	$8.02	$8.49

Income from Investment Operations:
Net investment loss (b)	(0.07)		(0.12)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	1.57		0.75	1.91	(0.44)

Total from Investment Operations	1.50		0.63	1.80	(0.47)

Net Asset Value, End of Period	$11.95		$10.45	$9.82	$8.02
Total return (c)(d)	14.35	%(e)	6.42%	22.44%	(5.54	)%(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.69	%(g)	1.69%	1.70%	1.55	%(g)
Waiver/Reimbursement	0.03	%(g)	0.01%	0.29%	0.23	%(g)
Net investment loss (f)	(1.26	)%(g)	(1.18)%	(1.20)%	(1.45	)%(g)
Portfolio turnover rate	23	%(e)	33%	24%	25	%(e)
Net assets, end of period (000’s)	$12		$3	$3	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

42

Financial Highlights – Mid Cap Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,			Period Ended March 31, 2005 (a)
			2007		2006
Net Asset Value, Beginning of Period	$21.48		$19.62		$16.78	$17.26

Income from Investment Operations:
Net investment income (loss) (b)	0.11		0.70		(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	1.49		1.16		2.90	(0.47)

Total from Investment Operations	1.60		1.86		2.84	(0.48)

Less Distributions to Shareholders:
From net investment income	(0.22)		—		—	—
From net realized gains	—		—	(c)	—	—

Total Distributions to Shareholders	(0.22)		—	(c)	—	—

Net Asset Value, End of Period	$22.86		$21.48		$19.62	$16.78
Total return (d)	7.49	%(e)(f)	9.48	%(e)	16.92%	(3.01	)%(e)(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.62	%(h)	1.61%		1.46%	1.56	%(h)
Waiver/Reimbursement	0.03	%(h)	0.03%		—	0.10	%(h)
Net investment income (loss) (g)	0.94	%(h)	3.38%		(0.34)%	(0.13	)%(h)
Portfolio turnover rate	4	%(f)	25%		23%	28	%(f)
Net assets, end of period (000’s)	$1,851		$1,097		$1	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

See Notes to Financial Statements.

43

Financial Highlights – Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
			2007	2006
Net Asset Value, Beginning of Period	$18.98		$19.12	$16.12	$17.00

Income from Investment Operations:
Net investment loss (b)	(0.10)		(0.22)	(0.19)	(0.04)
Net realized and unrealized gain (loss) on investments	1.74		1.34	4.08	(0.84)

Total from Investment Operations	1.64		1.12	3.89	(0.88)

Less Distributions to Shareholders:
From net realized gains	—		(1.26)	(0.89)	—

Net Asset Value, End of Period	$20.62		$18.98	$19.12	$16.12
Total return (c)	8.64	%(d)(e)	6.23%	24.83%	(5.23	)%(d)(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.70	%(g)	1.74%	1.56%	1.55	%(g)
Waiver/Reimbursement	0.03	%(g)	—	—	0.03	%(g)
Net investment loss (f)	(0.95	)%(g)	(1.21)%	(1.13)%	(1.28	)%(g)
Portfolio turnover rate	35	%(d)	52%	65%	61	%(d)
Net assets, end of period (000’s)	$5,854		$1,827	$1	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

44

Financial Highlights – Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
			2007	2006
Net Asset Value, Beginning of Period	$54.30		$49.35	$41.49	$42.43

Income from Investment Operations:
Net investment income (loss) (b)	0.28		0.22	0.42	(0.04)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	4.09		4.98	7.81	(0.90)

Total from Investment Operations	4.37		5.20	8.23	(0.94)

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.25)	(0.37)	—

Net Asset Value, End of Period	$58.45		$54.30	$49.35	$41.49
Total return (c)	8.06	%(d)(e)	10.58%	19.95%	(2.58	)%(d)(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.54	%(g)	1.55%	1.56%	1.57	%(g)
Waiver/Reimbursement	0.03	%(g)	—	—	0.02	%(g)
Net investment income (loss) (f)	0.97	%(g)	0.43%	0.90%	(0.35	)%(g)
Portfolio turnover rate	5	%(e)	13%	12%	8	%(e)
Net assets, end of period (000’s)	$8,252		$2,926	$896	$1

(a)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

45

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1.	Organization

Excelsior Funds, Inc. (“Excelsior Fund”) is organized as a Maryland Corporation. Excelsior Funds Trust (the “Trust”) is organized as a Delaware business trust. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end, management investment companies. Information presented in these financial statements pertains to the following diversified funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Core Bond Fund

Large Cap Growth Fund

Small Cap Fund

Value and Restructuring Fund

The Trust:

Equity Income Fund

Mid Cap Value and Restructuring Fund

Investment Objectives

Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital. Equity Income Fund seeks total return on assets through capital appreciation and income. Large Cap Growth Fund seeks superior, long-term capital appreciation by investing in larger companies whose growth prospects, in the opinion of the Advisor, appear to exceed that of the overall market. Mid Cap Value and Restructuring Fund and Value and Restructuring Fund each seeks long-term capital appreciation by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Small Cap Fund seeks long-term capital appreciation.

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 3.5 billion shares of Value and Restructuring Fund; 3.0 billion shares each of Large Cap Growth Fund; 2.5 billion shares of Small Cap Fund; and 1.250 billion shares of Core Bond Fund. The Trust may issue an unlimited number of shares of beneficial interest of each class of each Fund, with a par value of $0.00001.

Equity Income Fund offers two classes of shares: Retirement Shares and Shares. Core Bond Fund and Mid Cap Value and Restructuring Fund offer three classes of shares: Retirement Shares, Shares and Institutional Shares. Small Cap Fund offers four classes of shares: Retirement Shares, Shares, Class A Shares and Class C Shares. Large Cap Growth Fund and Value and Restructuring Fund offer five classes of shares: Retirement Shares, Shares, Class A Shares, Class C Shares and Institutional Shares. The Class A Shares and Class C Shares commenced operations on September 28, 2007 and were available for sale on October 1, 2007. The financial highlights of the Shares, Class A Shares, Class C Shares and Institutional Shares are presented separately.

46

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Retirement Shares, Shares and Institutional Shares and are offered continuously at net asset value. There are certain restrictions on the purchase of Retirement Shares and Institutional Shares, as described in the Funds’ prospectuses. Class A Shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A Shares purchased without an initial sales charge in accounts aggregating from $1 million up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class C Shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2.	Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap agreements are stated at fair value.

47

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

Each Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Funds may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Funds’ sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use futures contracts in an effort to achieve economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities more efficiently.

48

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, and (3) an inaccurate prediction by the Funds’ investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Certain Funds may write call and put options on securities they own or in which they may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When the Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Each Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. Each Fund may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying transaction to determine the realized gain or loss.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible

49

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Swap Contracts

Certain Funds may engage in swap transactions such as interest rate swaps, consistent with their investment objective and policies, to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain (loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Funds will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Funds will succeed in pursuing contractual remedies. The Funds thus assume the risk that they may be delayed in or prevented from obtaining payments owed to them pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Treasury Inflation Protected Securities

Certain Funds may invest in Treasury Inflation Protected Securities (“TIPS”). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate

50

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included in the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Determination of Class Net Asset Value

For each Fund, with the exception of Core Bond Fund, all income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class. For Core Bond Fund, income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for each Fund except Core Bond Fund. For Core Bond Fund, dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds.

51

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund and the Trust, and by contract, the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust, are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund and the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.	Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Core Bond Fund	$17,474,254	$—
Equity Income Fund	4,109,901	—
Large Cap Growth Fund	—	—
Mid Cap Value and Restructuring Fund	97,283	7,547
Small Cap Fund	2,271,022	41,311,258
Value and Restructuring Fund	67,856,329	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$9,116,518	$(9,950,472)	$(833,954)
Equity Income Fund	50,172,694	(1,606,312)	48,566,382
Large Cap Growth Fund	229,089,580	(23,403,331)	205,686,249
Mid Cap Value and Restructuring Fund	148,178,220	(10,740,360)	137,437,860
Small Cap Fund	244,409,519	(16,525,788)	227,883,731
Value and Restructuring Fund	3,535,111,311	(280,207,107)	3,254,904,204

52

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2010	2011	2012	2013	2014	2015	Total
Core Bond Fund	$—	$—	$—	$—	$1,303,908	$330,101	$1,634,009
Large Cap Growth Fund	18,217,588	83,374,895	22,030,449	480,165	—	—	124,103,097
Value and Restructuring Fund	—	19,930,042	27,363,534	—	—	—	47,293,576

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4.	Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

53

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Core Bond Fund	0.65%
Equity Income Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Small Cap Fund	0.75%
Value and Restructuring Fund	0.60%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. (excluding Emerging Markets Fund, International Fund, International Equity Fund and Pacific/Asia Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time. For the six months ended September 30, 2007, the effective administration fee rate was 0.13% of each Fund’s average daily net assets before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers.

54

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Core Bond Fund	$305,789	$36,851
Equity Income Fund	133,872	14,343
Large Cap Growth Fund	434,339	53,449
Mid Cap Value and Restructuring Fund	195,276	21,615
Small Cap Fund	424,975	53,659
Value and Restructuring Fund	4,990,424	648,811

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007, Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund under these agreements were $505 and $505, respectively.

55

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Core Bond Fund	$4,165	$4,165
Equity Income Fund	319	319
Large Cap Growth Fund	3,167	3,167
Mid Cap Value and Restructuring Fund	3,057	3,057
Small Cap Fund	9,364	9,364
Value and Restructuring Fund	79,159	79,159

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

56

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Core Bond Fund	$242,575	$40,453
Equity Income Fund	284,949	44,682
Large Cap Growth Fund	778,970	132,290
Mid Cap Value and Restructuring Fund	245,599	38,544
Small Cap Fund	654,098	110,912
Value and Restructuring Fund	1,585,978	253,339

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

Certain Funds have adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Funds to compensate and/or reimburse the Distributor monthly for services that are intended to result in the sale of certain classes’ shares. Equity Income Fund and Mid Cap Value and Restructuring Fund, which have adopted a Distribution Plan for the Shares Class of the Funds, may pay distribution fees in an amount not to exceed the annual rate of 0.25% of the average daily net assets applicable to each Fund’s Shares Class. Fees are not currently being paid under the Distribution Plan with respect to the Shares Class. Each Fund has adopted a Distribution Plan for the Retirement Shares of the Funds and may pay distribution fees in an amount not to exceed the annual rate at 0.50% of the average daily net assets applicable to each Fund’s Retirement Shares.

The Funds have adopted a combined shareholder servicing and distribution plan for the Class A Shares of the Funds. Fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund. The Funds have also adopted a shareholder servicing plan and a Distribution Plan for the Class C Shares of the Funds. Fees are calculated at the annual rates of 0.25% and 0.75%, respectively, of the average daily net assets of the Class C Shares of each Fund.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

57

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Retirement Shares	Shares	Class A Shares	Class C Shares	Institutional Shares
Core Bond Fund	1.40%	0.90%	—	—	0.65%
Equity Income Fund	1.60%	1.10%	—	—	—
Large Cap Growth Fund	1.70%	1.20%	1.31%	2.06%	0.95%
Mid Cap Value and Restructuring Fund	1.64%	1.14%	—	—	0.89%
Small Cap Fund	1.75%	1.25%	1.36%	2.11%	—
Value and Restructuring Fund	1.64%	1.14%	1.25%	2.00%	0.89%

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5.	Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Bond Fund	$158,631,256	$133,547,501	$89,571,636	$26,305,748
Equity Income Fund	—	—	14,928,429	32,254,979
Large Cap Growth Fund	—	—	206,389,492	178,370,279
Mid Cap Value and Restructuring Fund	—	—	25,982,805	13,336,796
Small Cap Fund	—	—	318,595,424	261,032,530
Value and Restructuring Fund	—	—	957,697,128	419,229,579

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 6.	Redemption In-Kind

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of a Fund’s shares (redemption in-kind). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on the redemptions in-kind are not recognized for tax purposes, and are reclassified from realized gain (loss) to paid-in capital in excess of par value.

Note 7.	Line of Credit

Effective September 17, 2007, the Funds and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for temporary or emergency purposes. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

Prior to September 17, 2007, the Funds participated in a $150,000,000 uncommitted line of credit provided by JPMorgan Chase, under similar borrowing terms.

For the six months ended September 30, 2007, the Funds, with the exception of Equity Income Fund, did not borrow under these agreements. The average daily loan balance outstanding on days where borrowings existed for Equity Income Fund during the six months ended September 30, 2007 was $1,000,000 at a weighted average interest rate of 5.525%.

Note 8.	Redemption Fees

Each Fund, with the exception of Core Bond Fund, may assess, subject to limited exceptions, a 2.00% redemption fee on shares that are redeemed within 60 days of their purchase. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. Prior to August 1, 2007, the redemption fee was assessed, subject to limited exceptions, on Fund shares redeemed within 30 days of their purchase. For the six months ended September 30, 2007, the Funds assessed redemption fees as follows:

Redemption Fees
Large Cap Growth Fund	$8,815
Mid Cap Value and Restructuring Fund	37
Value and Restructuring Fund	15,915

59

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 9.	Concentration of Ownership

As of September 30, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding
Core Bond Fund	1	61.1
Equity Income Fund	1	92.2
Large Cap Growth Fund	2	85.1
Mid Cap Value and Restructuring Fund	2	74.2
Small Cap Fund	2	68.2
Value and Restructuring Fund	3	52.9

Note 10.	Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Note 11.	Legal Proceedings

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act,

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

Note 12.	Business Combinations and Mergers

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of the shares outstanding, net assets, net asset value per share issued, and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Retirement Shares	—	—	117	117
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Net Assets:
Retirement Shares	$—	$—	$1,046	$1,046
Shares	—	—	294,116,361	294,116,361
Institutional Shares	96,434,781	129,070,075	16,360,288	241,865,144
Net Asset Value:
Retirement Shares	$—	$—	$8.97	$8.97
Shares	—	—	8.96	8.96
Institutional Shares	6.91	7.11	8.97	8.97
Net unrealized appreciation (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

Note 13.	Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each

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EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

64

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

Profitability. With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s

65

profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale. The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

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PROXY VOTING RESULTS

A Special Meeting of Shareholders of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust and each of their Funds was held on March 30, 2007, for the purpose of seeking shareholder approval of the following proposal: to approve new investment advisory agreements by and among USTA, USTNA and the Companies, on behalf of the Funds. The Special Meeting for Excelsior Funds with respect to the Value and Restructuring Fund, Energy and Natural Resources and Treasury Money Funds was adjourned for the purpose of soliciting additional proxies, and subsequently held on April 30, 2007. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

EXCELSIOR FUNDS, INC.

Fund	For	Against	Abstain
Value and Restructuring Fund	71,659,202.229	1,308,059.398	2,313,244.343
Energy and Natural Resources Fund	10,149,963.059	261,710.922	349,760.892
Treasury Money Fund	147,661,994.420	8,327.040	953,491.100

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Retirement Shares

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Retirement Shares.

A description of the policies and procedures that each fund use to determine how to vote proxies and a copy of the fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the Funds carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

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©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136416-0907 (11/07) 07/46193

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 26, 2007